As filed with the Securities and Exchange Commission on November 29, 2024

Securities Act Registration No. 333-249784

Investment Company Act Registration No. 811-23615

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 27	☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 29	☒

PERPETUAL AMERICAS FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1 Congress Street, Suite 3101

Boston, Massachusetts 02114

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (617) 933-0712

Andrew Jolin

1 Congress Street, Suite 3101

Boston, Massachusetts 02114

(Name and Address of Agent for Service)

COPY TO:

George Raine, Esq.
Ropes & Gray LLP
Prudential Tower 800 Boylston Street
Boston, MA 02199-3600

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☒	On February 1, 2025 pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment is being filed in connection with the Trust’s annual update of its Registration Statement.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state or jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION

Dated November 29, 2024

Barrow Hanley Concentrated Emerging Markets	Barrow Hanley International Value Fund
ESG Opportunities Fund	Institutional Shares (BNIVX)
Institutional Shares (BEOIX)	Investor Shares (Not currently offered)
Investor Shares (Not currently offered)	Advisor Shares (Not currently offered)
Advisor Shares (Not currently offered)	Class Z Shares (Not currently offered)
Class Z Shares (Not currently offered)

Barrow Hanley Credit Opportunities Fund	Barrow Hanley Total Return Bond Fund
Institutional Shares (BCONX)	Institutional Shares (BTRIX)
Investor Shares (Not currently offered)	Investor Shares (Not currently offered)
Advisor Shares (Not currently offered)	Advisor Shares (Not currently offered)
Class Z Shares (Not currently offered)	Class Z Shares (Not currently offered)

Barrow Hanley Emerging Markets Value Fund	Barrow Hanley US Value Opportunities Fund
Institutional Shares (BEVMVX)	Institutional Shares (BVOIX)
Investor Shares (Not currently offered)	Investor Shares (Not currently offered)
Advisor Shares (Not currently offered)	Advisor Shares (Not currently offered)
Class Z Shares (Not currently offered)	Class Z Shares (Not currently offered)

Barrow Hanley Floating Rate Fund
Institutional Shares (BFRNX)
Investor Shares (Not currently offered)
Advisor Shares (Not currently offered)
Class Z Shares (Not currently offered)

PROSPECTUS DATED [ ], 2024

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

DIVIDENDS AND DISTRIBUTIONS	103

Fund Policy	103

TAXES	104

Distributions	104

SHAREHOLDER REPORTS AND OTHER INFORMATION	106

FINANCIAL HIGHLIGHTS	107

FUND SUMMARY

Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund

Investment Objective

The Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (the “Fund”) seeks long-term capital appreciation and consistent income from dividends.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.93	]%	[0.93	]%	[0.93	]%	[0.93	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses[1]	[	]%	[	]%	[	]%	[	]%
Acquired Fund Fees and Expenses	None		None		None		None
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%
Fee Waivers and Reimbursements	[	]%[2]	[	]%[2]	[	]%[2]	[	]%[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[	]%	[	]%	[	]%	[	]%

[1]	[Restated to reflect current expenses.]
[2]

The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [ ]% for Institutional Shares until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees (the “Board”) of the Fund at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1-year example and for the first year of the 3-, 5- and 10-year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year			3 years			5 years			10 years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies located in emerging market countries and instruments with economic characteristics similar to such securities. Instruments with economic characteristics similar to securities of companies located in emerging market countries include sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

Emerging market countries are countries, which may include frontier countries, represented in the MSCI Emerging Markets Index, the MSCI Frontier Markets Index and to the extent not represented in those indexes, Singapore and Hong Kong.

Under normal market conditions, the Fund also will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that are consistent with the environmental, social and governance (“ESG”) criteria of Barrow, Hanley, Mewhinney & Strauss, LLC, the Fund’s sub-adviser (the “Sub-Adviser” or “Barrow Hanley”).

These policies may be changed upon 60 days’ prior written notice to shareholders.

The Fund invests principally in common stock and sponsored and unsponsored ADRs and GDRs, of companies of any market capitalization. The Fund may invest in the securities of companies located in the People’s Republic of China (“China”), including A Shares of such companies that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China. The Sub-Adviser aims to achieve the Fund’s investment objective through an emerging markets strategy with an investment portfolio composed of a small number (approximately 25 – 40) of fundamentally researched securities. The securities in which the Fund invests may be denominated in currencies other than the U.S. dollar. The Fund’s portfolio will be constructed on a bottom-up basis as discussed below and typically will be diversified across sectors and regions.

Value

The Sub-Adviser believes markets are inefficient, and that these inefficiencies can best be exploited through adherence to a valuation centric investment process dedicated to the selection of securities on a bottom-up basis. The Sub-Adviser’s portfolio managers focus primarily on fundamental securities analysis, valuation, and prospects for a return to intrinsic valuation.

The Sub-Adviser selects securities that it believes are temporarily undervalued by other market participants and whose value will rise over a reasonable amount of time. The Sub-Adviser seeks to understand and quantify drivers of upside value going forward, which are generally categorized into four value silos: 1) sales improvement, 2) margin improvement, 3) multiple expansion, and 4) capital efficiency (defined as dividends, share repurchase, accretive mergers and acquisitions and/or divestments, etc.).

Fundamental Securities Analysis

The Sub-Adviser’s investment process starts with a quantitative, value-based screen to narrow down the broad emerging markets universe to a smaller group of emerging markets stocks (guidance list), so that the Sub-Adviser’s team can then conduct a detailed fundamental and qualitative analysis to determine which stocks represent compelling investment opportunities. The Sub-Adviser focuses primarily on fundamental securities analysis, valuation, and drivers of upside value going forward. The fundamental securities analysis carried out by the Sub-Adviser will include company engagement, earnings and profitability projections and estimates of intrinsic value. The Sub-Adviser’s bottom-up process emphasizes identifying and investing in market dislocations where it believes it has an information advantage over other market participants that will allow the individual investment to appreciate to its estimated intrinsic value. This bottom-up process will also contribute to the Fund being over-or underweight in specific sectors, countries and regions based on the dislocations the Sub-Adviser is seeing at the individual security level. The Sub-Adviser typically will assess the prospects for a return of securities to estimated intrinsic value by: (i) holding generally daily research platform meetings; (ii) holding generally weekly formal team meetings; (iii) reviewing internal research; (iv) initiating company management engagement; (v) conducting ESG scoring and assessment, as discussed below; (vi) evaluating positive and negative movements in the prices of securities; and (vii) understanding exposures and risks concerning the portfolio. Judgements generally are made in the context of market valuation, risk/reward opportunity, and alternative investment opportunities.

ESG Criteria

The Sub-Adviser applies ESG exclusionary screens to the universe of investable securities to exclude securities of companies that exhibit certain criteria or have exposure to certain industries. The Sub-Adviser’s ESG exclusionary screens exclude companies significantly involved in (i) the production of tobacco; (ii) the generation, extraction and/or refining of certain fossil fuels; (iii) the production of unconventional weapons; (iv) the manufacture or production of controversial weapons (i.e., weapons of mass destruction, nuclear weapons, biological weapons, chemical weapons, depleted uranium weapons, cluster munitions or landmines); (v) the production or manufacturing of pornography, alcohol, or gambling; and (vi) companies which have violated various international human rights standards.

The Sub-Adviser uses ESG analysis as part of its fundamental analysis to identify investment opportunities taking into account a company’s intrinsic valuation and sustainability risks. Generally, the Sub-Adviser considers sustainability risks as environmental, social or governance events or conditions that, if they occur, could cause an actual or a potential material negative impact on the value of the company. The Sub-Adviser reviews the following ESG criteria (“ESG Criteria”) when assessing a company’s valuation and sustainability risks:

The Sub-Adviser reviews the following ESG criteria (“ESG Criteria”) when assessing a company’s valuation and sustainability risks:

1) Environmental criteria, such as a company’s greenhouse gas emissions and climate change risks and how efficiently and effectively a company uses its raw material inputs;

2) Social criteria, such as a company’s human resources, supply chain management and management of access to essential products or services such as health care services and products to disadvantaged communities or groups; and

3) Governance criteria, such as a company’s executive pay, bribery and corruption allegations or convictions, political lobbying and donations and tax strategy.

To assess the ESG Criteria for a particular company, the Sub-Adviser evaluates ESG data from both internal and external resources, including:

(a) The Sub-Adviser’s proprietary materiality mapping analysis, which evaluates ESG issues facing specific industry groups and uses a visual map designed to show how sustainability issues manifest across various industries;

(b) Proprietary research reports on issuers prepared by the Sub-Adviser that include internal ESG scoring and commentary; and

(c) Data provided by third party ESG research and ratings firms, which include research on the ESG practices, ESG risk ratings and the environmental impact of issuers.

ESG Criteria are evaluated on a case-by-case basis, and no individual factor (such as “E” or “S” or “G”) or set of factors consistently or categorically receives elevated consideration.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

ESG Factor Risk. Considering ESG factors when evaluating an investment may result in the selection or exclusion of certain investments based on the Barrow Hanley’s view of these factors and carries the risk that the Fund may underperform funds that do not take ESG factors into account. In evaluating an issuer, Barrow Hanley may be dependent upon information and data obtained through voluntary reporting by issuers or third-party research that may be incomplete, inaccurate or unavailable, which could impact the portfolio managers’ assessment of related risks and opportunities.

Sustainable Investing Risk. Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Because Barrow Hanley evaluates ESG criteria when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG criteria. ESG criteria may prioritize long term rather than short term returns. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, there is a risk that the securities identified by Barrow Hanley to fit within its sustainability criteria do not operate as anticipated. Although Barrow Hanley seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments.

As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. Barrow Hanley’s exclusion of certain potential investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well. Further, an increased focus on ESG or sustainability investing in recent years may have led to increased valuations of certain issuers with higher ESG profiles, which in turn may limit the Fund’s ability to outperform relative to the market. A reversal of that trend could result in losses with respect to investments in such issuers.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities.

Currency Risk. Investments in non-U.S. countries are also subject to currency risk. As the Fund’s investments in non-U.S. securities are generally denominated in non-U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.

Geographic Focus Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund focuses its assets in a particular country or region, the Fund is more vulnerable to financial, economic, or other political developments in that country or region as compared to a fund that does not focus on holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.

Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which includes the range of activities required to bring a product or services to market and which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain.

IPO Risk. The Fund may purchase securities in Initial Public Offerings (“IPOs”). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

China Risk. To the extent a Fund invests in securities of Chinese issuers, it may be subject to certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on non-U.S. ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks.

Stock Connect Investing Risk. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, the Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns

Management and Quantitative Screening Risk. Barrow Hanley’s use of a systematic quantitative screening process and judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities. Additionally, Barrow Hanley’s judgment regarding the investment criteria underlying the screening process may prove to be incorrect.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Performance Information

The Concentrated Emerging Markets ESG Opportunities Predecessor Fund was reorganized into the Fund on August 18, 2024 following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the Concentrated Emerging Markets ESG Opportunities Predecessor Fund.(a) The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Concentrated Emerging Markets ESG Opportunities Predecessor Funds for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance information is shown for Class I Shares of the Concentrated Emerging Markets ESG Opportunities Predecessor Fund as of December 31, 2023. Class I Shares of the Predecessor Fund were merged into Institutional Shares of the Fund as a result of the reorganization. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest

(a)

The financial and performance history of the Concentrated Emerging Markets ESG Opportunities Predecessor Fund includes the financial and performance history of the Barrow, Hanley, Mewhinney & Strauss LLC Concentrated Emerging Markets Fund (the “Concentrated Emerging Markets Private Predecessor Fund”), which was a private fund managed by Barrow Hanley using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used by Barrow Hanley to manage the Concentrated Emerging Markets ESG Opportunities Predecessor Fund. The Concentrated Emerging Markets Private Predecessor Fund was not a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to the same investment and tax restrictions as the Concentrated Emerging Markets ESG Opportunities Predecessor Fund. If the Concentrated Emerging Markets Private Predecessor Fund operated as a registered mutual fund, the Concentrated Emerging Markets Private Predecessor Fund’s performance may have been lower. The Concentrated Emerging Markets Private Predecessor Fund contributed all of its assets to the Concentrated Emerging Markets ESG Opportunities Predecessor Fund on April 12, 2022 and subsequently dissolved. The Concentrated Emerging Markets ESG Opportunities Predecessor Fund together with the Concentrated Emerging Markets Private Predecessor Fund are referred to as the “Concentrated Emerging Markets ESG Opportunities Predecessor Funds.”

individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Total Returns – Institutional Shares for year ended December 31*

[BAR CHART]

Best quarter: [10/01/2020-12/31/2020 – 23.34%]

Worst quarter: [01/01/2020-03/31/2020 – (33.42)%]

Average Annual Total Returns – for the Periods Ended December 31, 2024

	1 Year		5 Years		Since Inception[1]
Institutional Shares - Before Taxes (No Load)	[	]%	[	]%	[	]%
Institutional Shares - After Taxes on Distributions (No Load)	[	]%	[	]%	[	]%
Institutional Shares - After Taxes on Distributions and Sale of Fund Shares (No Load)	[	]%	[	]%	[	]%
MSCI Emerging Markets Value Index (reflects no deductions for fees, expenses or taxes)*	[	]%	[	]%	[	]%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)*, **	[	]%	[	]%	[	]%

[1]	Inception for the Institutional Shares is February 22, 2015.
*	Index returns shown are net of withholding taxes.
**

Effective September 30, 2024 the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Portfolio Management

Investment Adviser

Barrow Hanley is the Fund’s sub-adviser, subject to supervision by the Board and the Adviser1.

Portfolio Managers

Randolph Wrighton, Jr., CFA	Sherry Zhang, CFA	David Feygenson
Senior Managing Director, Equity Portfolio Manager and Analyst	Managing Director, Equity Portfolio Manager and Analyst	Director, Equity Portfolio Manager and Analyst

Length of Service: Since 2022*	Length of Service: Since 2022*	Length of Service: Since 2022*

*	Length of Service includes portfolio management services provided to the Concentrated Emerging Markets ESG Opportunities Predecessor Fund, which reorganized into the Fund on August 18, 2024.

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund c/o

The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Distributions and Taxes

The Fund intends to make distributions that are generally taxable to you as ordinary income or capital gains, unless you invest through an IRA, 401(k), or other tax-advantaged arrangement. However, you may be subject to tax when you withdraw monies from a tax-advantaged arrangement.

[1]	The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

Barrow Hanley Credit Opportunities Fund

Investment Objective

The Barrow Hanley Credit Opportunities Fund (the “Fund”) seeks to maximize total return, consistent with preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.60	]%	[0.60	]%	[0.60	]%	[0.60	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses[1]	[	]%	[	]%	[	]%	[	]%
Acquired Fund Fees and Expenses	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%
Fee Waivers and Reimbursements[2]	[	]%[3]	[	]%[3]	[	]%[3]	[	]%[3]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[	]%	[	]%	[	]%	[	]%

[1]	[Restated to reflect current expenses.]
[2]

The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies (other than the Barrow Hanley Floating Rate Fund), and extraordinary expenses) exceed [ ]% for Institutional Shares until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees (the “Board”) of the Fund at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.

The Adviser further has agreed contractually to waive its investment advisory fee payable by the Fund in the amount of the investment advisory fee the Adviser receives attributable to the assets of the Fund invested in the Barrow Hanley Floating Rate Fund until [February 1, 2026]. This agreement may be terminated by the Board at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.

[3]	The contractual expense limit and advisory fee waiver represent [ ]% and [ ]%, respectively, of the [ ]% in Fee Waivers and Reimbursements shown in the table.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example and for the first year of the 3, 5 and 10 year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year			3 years			5 years			10 years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in credit instruments. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

Credit instruments consist broadly of any debt instrument or instrument with debt-like characteristics, and include high yield bonds (commonly known as “junk bonds”), bank loans, loan participations and assignments, collateralized loan obligations (“CLOs”), mortgage-and asset-backed securities, structured notes, convertible securities, preferred stock and shares of investment companies that invest principally in credit or floating-rate loan instruments, including the Barrow Hanley Floating Rate Fund and other mutual funds in this Prospectus.

The Fund’s portfolio typically will consist principally of high yield bonds that Barrow, Hanley, Mewhinney & Strauss, LLC, the Fund’s sub-adviser (the “Sub-Adviser” or “Barrow Hanley”), believes are trading below their intrinsic value, selected through a fundamental research process designed to achieve a balanced goal for yield, principal preservation and capital appreciation.

To construct the Fund’s portfolio, Barrow Hanley evaluates the macro environment, industry, and sector trends to determine views from one to three years. This process is designed to enable Barrow Hanley to find specific sectors that offer opportunities for both industry and issuer mispricings given Barrow Hanley’s expectations of changing fundamentals. From there, Barrow Hanley uses two primary methods of identifying potential investments. The first involves independent sorting and research of documents filed with the Securities and Exchange Commission, as well as general and financial news, through the use of third-party research databases, news services and screening software. The second method relies on the professional relationships that Barrow Hanley has established with money managers, leveraged buyout and private equity investors, investment bankers, research analysts, consultants, securities traders, brokers, corporate managers, corporate attorneys and accountants including in depth discussions with Barrow Hanley’s equity research professionals. This analysis is designed to lead Barrow Hanley to industries and debt issuers that offer opportunities for what Barrow Hanley believes are mispriced investments. In this regard, a mispriced investment refers primarily to traditional value metrics utilized by the Sub-Adviser, such as low price/earnings, price/book and high dividend yield relative to the markets in which the Fund may invest. A security also may be mispriced due to a negative theme occurring within an overall industry and/or sector and where the Sub-Adviser believes an investment in the security creates opportunities for outperformance.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Loan-Related Investments Risk. In addition to risks generally associated with debt investments (e.g., interest rate risk, credit risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Bank loans are generally less liquid than many other debt securities. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that collateral securing a loan, if any, may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity and wide bid/ask spreads, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Transactions in bank loans may settle on a delayed basis (and in certain cases may take longer than seven days to settle), such that a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, the proceeds related to the sale of bank loans may not be available to make additional investments or to meet a Fund’s redemption obligations until a substantial period after the sale of the loans. As upheld on August 24, 2023 by the United States Court of Appeal for the Second Circuit, bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

CLO Risk. Collateralized loan obligations (“CLOs”) issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche and the type of the underlying debts and loans in the tranche. Investments in non-creditworthy borrowers or subordinate tranches may carry greater risk. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. Because the underlying assets in CLOs are loans, in the event an underlying loan is subject to liquidity risks such as the risk of extended settlement, investments in the corresponding CLOs may be indirectly subject to the same risks.

Convertible Securities Risk. Convertible securities subject a Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Certain “triggering events” may cause a Fund to lose the principal amount invested in a contingent convertible security and coupon payments on contingent convertible securities may be discretionary and cancelled by the issuer. Due to these factors, the value of contingent convertible securities is unpredictable, and holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. Rising interest rates may also extend the duration of a fixed income security, typically reducing the security’s value. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

Floating Rate Securities Risk. The Fund may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain floating rate instruments have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”). If the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Credit Risk. An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

High Yield (“Junk Bond”) Investments Risk. Below investment grade fixed income securities, also known as “junk bonds,” are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Your investment will decline in value if the value of the Fund’s investments decreases. In a declining interest rate environment fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute in the current market environment because the Federal Reserve Board recently raised rates and may continue to do so.

Investment Company Risk. Shareholders in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fund.

[Benchmark and Reference Rate Risk. The London Interbank Offered Rate (LIBOR) was the offered rate at which major international banks could obtain wholesale, unsecured funding. The terms of debt instruments and other investments and transactions (including certain derivatives transactions) to which a Fund may be a party were historically tied to LIBOR, which was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies, and the transition to new reference rates continues. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly, but the full impact of the transition on the Funds or the financial instruments in which a Fund invests cannot yet be fully determined.]

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

Management Risk. Barrow Hanley’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Mortgage-Backed Securities Risk. Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Structured Notes Risk – Structured notes are specially-designed derivative debt instruments in which the terms may be structured by the purchaser and the issuer of the note. The Fund bears the risk that the issuer of the structured note will default. The Fund also bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Performance Information

The Credit Opportunities Predecessor Fund was reorganized into the Fund on August 18, 2024 following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the Credit Opportunities Predecessor Fund.(a) The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Credit Opportunities Predecessor Funds for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance information is shown for Class I Shares of the Credit Opportunities Predecessor Fund as of December 31, 2023. Class I Shares of the Predecessor Fund were merged into Institutional Shares of the Fund as a result of the reorganization. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Total Returns – Institutional Shares for year ended December 31*

[BAR CHART]

Best quarter: [04/01/2020-06/30/2020 – 16.85%]

Worst quarter: [01/01/2020-03/31/2020 – (15.78)%]

(a)

The financial and performance history of the Credit Opportunities Predecessor Fund includes the financial and performance history of the Barrow, Hanley, Mewhinney & Strauss LLC High Yield Fixed Income Fund (the “Credit Opportunities Private Predecessor Fund”), which was a private fund managed by Barrow Hanley using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used by Barrow Hanley to manage the Credit Opportunities Predecessor Fund. The Credit Opportunities Private Predecessor Fund was not a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to the same investment and tax restrictions as the Credit Opportunities Predecessor Fund. If the Credit Opportunities Private Predecessor Fund operated as a registered mutual fund, the Credit Opportunities Private Predecessor Fund’s performance may have been lower. The Credit Opportunities Private Predecessor Fund contributed all of its assets to the Credit Opportunities Predecessor Fund on April 12, 2022 and subsequently dissolved. The Credit Opportunities Predecessor Fund together with the Credit Opportunities Private Predecessor Fund are referred to as the “Credit Opportunities Predecessor Funds.”

Average Annual Total Returns – for the Periods Ended December 31, 2024

	1 Year		5 Years		10 Years
Institutional Shares – Before Taxes (No Load)	[	]%	[	]%	[	]%
Institutional Shares – After Taxes on Distributions (No Load)	[	]%	[	]%	[	]%
Institutional Shares – After Taxes on Distributions and Sale of Fund Shares (No Load)	[	]%	[	]%	[	]%
ICE BofA BB-B US High Yield Index (reflects no deductions for fees, expenses or taxes)*	[	]%	[	]%	[	]%
Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)*, **	[	]%	[	]%	[	]%

*	Index returns shown are net of withholding taxes.
**

Effective September 30, 2024 the Fund compares its performance to the Bloomberg US Aggregate Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Portfolio Management

Investment Adviser

Barrow Hanley is the Fund’s sub-adviser, subject to supervision by the Board and the Adviser1.

Portfolio Managers

Nick Losey, CFA	Chet Paipanandiker	Michael Trahan, CFA
Managing Director, Fixed Income Portfolio Manager and Analyst	Managing Director, Fixed Income Portfolio Manager and Analyst	Managing Director, Fixed Income Portfolio Manager and Analyst

Length of Service: Since 2022*	Length of Service: Since 2022*	Length of Service: Since 2022*

*	Length of Service includes portfolio management services provided to the Credit Opportunities Predecessor Fund, which reorganized into the Fund on August 18, 2024.

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

Barrow Hanley Credit Opportunities Fund c/o

The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

[1]	The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Distributions and Taxes

The Fund intends to make distributions that are generally taxable to you as ordinary income or capital gains, unless you invest through an IRA, 401(k), or other tax-advantaged arrangement. However, you may be subject to tax when you withdraw monies from a tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

Barrow Hanley Emerging Markets Value Fund

Investment Objective

The Barrow Hanley Emerging Markets Value Fund (the “Fund”) seeks long-term capital appreciation and consistent income from dividends.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.87	]%	[0.87	]%	[0.87	]%	[0.87	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses[1]	[	]%	[	]%	[	]%	[	]%
Acquired Fund Fees and Expenses	[	]	[	]	[	]	[	]
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%
Fee Waivers and Reimbursements	[	]%[2]	[	]%[2]	[	]%[2]	[	]%[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[	]%	[	]%	[	]%	[	]%

[1]	[Restated to reflect current expenses.]
[2]

The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [ ]% for Institutional Shares until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees (the “Board”) of the Fund at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1-year example and for the first year of the 3-, 5- and 10-year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year			3 years			5 years			10 years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of “value companies” located in emerging market countries and instruments with economic characteristics similar to such securities. Instruments with economic characteristics similar to securities of companies located in emerging market countries include sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). This policy may be changed upon 60 days’ prior written notice to shareholders.

Emerging market countries, which may include frontier market countries, are countries represented in the MSCI Emerging Markets Index, the MSCI Frontier Markets Index and to the extent not represented in those indexes, Singapore and Hong Kong. The Fund invests principally in common stock and sponsored and unsponsored ADRs and GDRs, of companies of any market capitalization.

The Fund may invest in the securities of companies located in the People’s Republic of China (“China”), including A Shares of such companies that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

Barrow, Hanley, Mewhinney & Strauss, LLC, the Fund’s sub-adviser (the “Sub-Adviser” or “Barrow Hanley”), pursues a value-oriented strategy and strives to construct a portfolio of “value companies”, which the portfolio managers select on a bottom-up basis. The portfolio managers utilize a variety of valuation metrics to assess a company, including, but not limited to, price to earnings ratio, price to book ratio, free cash flow yield, price to sales, and/or dividend yield. The Fund defines a “value company” as an issuer with one or more valuation metrics below the MSCI Emerging Markets Index aggregate for the same metric. Barrow Hanley’s

Emerging Markets Value team employs a two-stage process – incorporating both quantitative and qualitative elements – to manage their investment research effort. Initially, the team uses a valuation based, quantitative screen to narrow down a broad universe of approximately 5,500 emerging markets stocks to a universe of approximately 100-150 stocks (the “guidance list”) that appear to Barrow Hanley to have attractive valuations and also exhibit stable to improving operating fundamentals, strong operating cash flow, and a responsible balance sheet. This guidance list serves as the beginning of Barrow Hanley’s research team’s qualitative assessment. The research team further refines the guidance list using sector-specific criteria (including, capital ratios for financials, price-to-net asset value metrics for energy, and other metrics), ultimately focusing on ideas that Barrow Hanley believes are compelling opportunities. In the fundamental stage of the investment process, the responsible analyst(s) conducts stock-specific research on each company of interest, including interviews with company management.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities.

Currency Risk. Investments in non-U.S. countries are also subject to currency risk. As the Fund’s investments in non-U.S. securities are generally denominated in non-U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.

Geographic Focus Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund focuses its assets in a particular country or region, the Fund is more vulnerable to financial, economic, or other political developments in that country or region as compared to a fund that does not focus on holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.

IPO Risk. The Fund may purchase securities in Initial Public Offerings (“IPOs”). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Management and Quantitative Screening Risk. Barrow Hanley’s use of a systematic quantitative screening process and judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities. Additionally, Barrow Hanley’s judgment regarding the investment criteria underlying the screening process may prove to be incorrect.

China Risk. To the extent a Fund invests in securities of Chinese issuers, it may be subject to certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on non-U.S. ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Stock Connect Investing Risk. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, the Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Performance Information

The Emerging Markets Value Predecessor Fund was reorganized into the Fund on August 18, 2024 following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the Emerging Markets Value Predecessor Fund, and Institutional shares of the Emerging Markets Value Predecessor Fund were reorganized into Institutional Shares of the Fund. The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Emerging Markets Value Predecessor Fund for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance information is shown for Class I Shares of the Emerging

Markets Value Predecessor Fund as of December 31, 2023. Class I Shares of the Predecessor Fund were merged into Institutional Shares of the Fund as a result of the reorganization. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Total Returns – Institutional Shares for year ended December 31*

[BAR CHART]

Best quarter: [10/01/2022-12/31/2022 – 13.42%]

Worst quarter: [04/01/2022-06/30/2022 – (10.10)%]

Average Annual Total Returns – for the Periods Ended December 31, 2024

	1 Year		Since Inception[1]
Institutional Shares – Before Taxes (No Load)	[	]%	[	]%
Institutional Shares – After Taxes on Distributions (No Load)	[	]%	[	]%
Institutional Shares – After Taxes on Distributions and Sale of Fund Shares (No Load)	[	]%	[	]%
MSCI Emerging Markets Value Index (reflects no deductions for fees, expenses or taxes)*	[	]%	[	]%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)*, **	[	]%	[	]%

[1]	Inception for the Institutional Shares is December 29, 2021.
*	Index returns shown are net of withholding taxes.
**

Effective September 30, 2024 the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Portfolio Management

Investment Adviser

Barrow Hanley is the Fund’s sub-adviser, subject to supervision by the Board and the Adviser1.

[1]	The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Portfolio Managers

Randolph Wrighton, Jr., CFA	Sherry Zhang, CFA	David Feygenson
Senior Managing Director, Equity Portfolio Manager and Analyst	Managing Director, Equity Portfolio Manager and Analyst	Director, Equity Portfolio Manager and Analyst

Length of Service: Since 2021*	Length of Service: Since 2021*	Length of Service: Since 2021*

*	Length of Service includes portfolio management services provided to the Emerging Markets Value Predecessor Fund, which reorganized into the Fund on August 18, 2024.

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

Barrow Hanley Emerging Markets Value Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Distributions and Taxes

The Fund intends to make distributions that are generally taxable to you as ordinary income or capital gains, unless you invest through an IRA, 401(k), or other tax-advantaged arrangement. However, you may be subject to tax when you withdraw monies from a tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

Barrow Hanley Floating Rate Fund

Investment Objective

The Barrow Hanley Floating Rate Fund (the “Fund”) seeks to maximize total return, consistent with preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.45	]%	[0.45	]%	[0.45	]%	[0.45	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses[1]	[	]%	[	]%	[	]%	[	]%
Acquired Fund Fees and Expenses	[	]	[	]	[	]	[	]
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%
Fee Waivers and Reimbursements	[	]%[2]	[	]%[2]	[	]%[2]	[	]%[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[	]%	[	]%	[	]%	[	]%

[1]	[Restated to reflect current expenses.]
[2]

The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [ ]% for Institutional Shares until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees (the “Board”) of the Fund at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1-year example and for the first year of the 3-, 5- and 10-year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year			3 years			5 years			10 years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in floating rate instruments. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. Floating rate instruments are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For purposes of this policy, any security or investment will be considered a floating rate instrument if it has a maturity of six months or less even if it pays a rate of interest rate that does not reset or adjust prior to maturity. Floating rate instruments include bank loans, high yield bonds (commonly known as “junk bonds”), collateralized loan obligations (“CLOs”), structured notes and shares of investment companies that invest principally in floating rate instruments. The Fund may invest in floating rate instruments of any credit quality. The Fund expects that many or all of the Fund’s investments will be rated below investment grade or unrated but of comparable credit quality.

The Fund invests primarily in floating rate bank loans. Certain bank loans may be secured by collateral of the borrower and thus may be senior to most other securities issued by the borrower (e.g., common stock and other debt instruments) in the event of bankruptcy. Other bank loans may be unsecured obligations of the borrower. A bank loan may be acquired through the financial institution acting as agent for the lenders or from the borrower, as an assignment from another lender who holds a direct interest in the bank loan, or as a participation interest in another lender’s portion of the bank loan.

The Fund’s portfolio typically will consist principally of floating rate instruments that Barrow, Hanley, Mewhinney & Strauss, LLC, the Fund’s sub-adviser (the “Sub-Adviser” or “Barrow Hanley”), believes are trading below their intrinsic value, selected through a fundamental research process designed to achieve a balanced goal for yield, principal preservation, and capital appreciation. To construct the Fund’s portfolio, Barrow Hanley evaluates the macro environment and industry and sector trends to determine views from one to three years. This process is designed to enable Barrow Hanley to find specific sectors that offer opportunities for both industry and issuer mispricings given Barrow Hanley’s expectations of changing fundamentals. From there, Barrow Hanley uses two primary methods of identifying potential investments. The first involves independent sorting and research of documents filed with the Securities and Exchange Commission, as well as general and financial news, through the use of third-party research databases, news services and screening software. The second method relies on the professional relationships that Barrow Hanley has established with money managers, leveraged buyout and private equity investors, investment bankers, research analysts, consultants, securities traders, brokers, corporate managers, corporate attorneys and accountants including in depth discussions with Barrow Hanley’s equity research professionals. This analysis is designed to lead Barrow Hanley to industries and debt issuers that offer opportunities for what Barrow Hanley believes are mispriced investments. In this regard, a mispriced investment refers primarily to traditional value metrics utilized by Barrow Hanley, such as low price/ earnings, price/book and high dividend yield relative to the markets in which the Fund may invest. A security also may be mispriced due to a negative theme occurring within an overall industry and/or sector and where Barrow Hanley believes an investment in the security creates opportunities for outperformance.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Loan-Related Investments Risk. In addition to risks generally associated with debt investments (e.g., interest rate risk, credit risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Bank loans are generally less liquid than many other debt securities. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that collateral securing a loan, if any, may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity and wide bid/ask spreads, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Transactions in bank loans may settle on a delayed basis (and in certain cases may take longer than seven days to settle), such that a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, the proceeds related to the sale of bank loans may not be available to make additional investments or to meet a Fund’s redemption obligations until a substantial period after the sale of the loans. As upheld on August 24, 2023 by the United States Court of Appeal for the Second Circuit, bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Floating Rate Securities Risk. The Fund may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain floating rate instruments have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”). If the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Credit Risk. An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Your investment will decline in value if the value of the Fund’s investments decreases. In a declining interest rate environment fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute in the current market environment because the Federal Reserve Board recently raised rates and may continue to do so.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. Rising interest rates may also extend the duration of a fixed income security, typically reducing the security’s value. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

CLO Risk. Collateralized loan obligations (“CLOs”) issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche and the type of the underlying debts and loans in the tranche. Investments in non-creditworthy borrowers or subordinate tranches may carry greater risk. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. Because the underlying assets in CLOs are loans, in the event an underlying loan is subject to liquidity risks such as the risk of extended settlement, investments in the corresponding CLOs may be indirectly subject to the same risks.

Structured Notes Risk – Structured notes are specially-designed derivative debt instruments in which the terms may be structured by the purchaser and the issuer of the note. The Fund bears the risk that the issuer of the structured note will default. The Fund also bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

High Yield (“Junk Bond”) Investments Risk. Below investment grade fixed income securities, also known as “junk bonds,” are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.

Investment Company Risk. Shareholders in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fund.

Management and Quantitative Screening Risk. Barrow Hanley’s use of a systematic quantitative screening process and judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities. Additionally, Barrow Hanley’s judgment regarding the investment criteria underlying the screening process may prove to be incorrect.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

[Benchmark and Reference Rate Risk. The London Interbank Offered Rate (LIBOR) was the offered rate at which major international banks could obtain wholesale, unsecured funding. The terms of debt instruments and other investments and transactions (including certain derivatives transactions) to which a Fund may be a party were historically tied to LIBOR, which was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies, and the transition to new reference rates continues. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly, but the full impact of the transition on the Funds or the financial instruments in which a Fund invests cannot yet be fully determined.]

Performance Information

The Floating Rate Predecessor Fund was reorganized into the Fund on August 18, 2024 following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the Floating Rate Predecessor Fund.(a) The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Floating Rate Predecessor Funds for periods prior

(a)

The financial and performance history of the Floating Rate Predecessor Fund includes the financial and performance history of the Barrow, Hanley, Mewhinney & Strauss LLC Bank Loan Fund (the “Floating Rate Private Predecessor Fund”), which was a private fund managed by Barrow Hanley using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used by Barrow Hanley to manage the Floating Rate Predecessor Fund. The Floating Rate Private Predecessor Fund was not a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to the same investment and tax restrictions as the Floating Rate Predecessor Fund. If the Floating Rate Private Predecessor Fund operated as a registered mutual fund, the Floating Rate Private Predecessor Fund’s performance may have been lower. The Floating Rate Private Predecessor Fund contributed all of its assets to the Floating Rate Predecessor Fund on April 12, 2022 and subsequently dissolved. The Floating Rate Predecessor Fund together with the Floating Rate Private Predecessor Fund are referred to as the “Floating Rate Predecessor Funds.”

to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance information is shown for Class I Shares of the Floating Rate Predecessor Fund as of December 31, 2023. Class I Shares of the Predecessor Fund were merged into Institutional Shares of the Fund as a result of the reorganization. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Total Returns – Institutional Shares for year ended December 31*

[BAR CHART]

Best quarter: [04/01/2020-06/30/2020 – 8.27%]

Worst quarter: [01/01/2020-03/31/2020 – (12.21)%]

Average Annual Total Returns – for the Periods Ended December 31, 2024

	1 Year		5 Years		Since Inception[1]
Institutional Shares - Before Taxes (No Load)	[	]%	[	]%	[	]%
Institutional Shares - After Taxes on Distributions (No Load)	[	]%	[	]%	[	]%
Institutional Shares - After Taxes on Distributions and Sale of Fund Shares (No Load)	[	]%	[	]%	[	]%
Credit Suisse Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)*	[	]%	[	]%	[	]%
Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)*, **	[	]%	[	]%	[	]%

[1]	Inception for Institutional Shares is June 1, 2018.

*	Index returns shown are net of withholding taxes.

**

Effective September 30, 2024 the Fund compares its performance to the Bloomberg US Aggregate Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Portfolio Management

Investment Adviser

Barrow Hanley is the Fund’s sub-adviser, subject to supervision by the Board and the Adviser1.

Portfolio Managers

Nick Losey, CFA	Chet Paipanandiker	Michael Trahan, CFA
Managing Director, Fixed Income Portfolio Manager and Analyst	Managing Director, Fixed Income Portfolio Manager and Analyst	Managing Director, Fixed Income Portfolio Manager and Analyst

Length of Service: Since 2022*	Length of Service: Since 2022*	Length of Service: Since 2022*

*	Length of Service includes portfolio management services provided to the Floating Rate Predecessor Fund, which reorganized into the Fund on August 18, 2024.

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

Barrow Hanley Floating Rate Fund c/o

The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Distributions and Taxes

The Fund intends to make distributions that are generally taxable to you as ordinary income or capital gains, unless you invest through an IRA, 401(k), or other tax-advantaged arrangement. However, you may be subject to tax when you withdraw monies from a tax-advantaged arrangement.

[1]	The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

Barrow Hanley International Value Fund

Investment Objective

The Barrow Hanley International Value Fund (the “Fund”) seeks to obtain higher returns compared to the MSCI EAFE Value Index, while maintaining lower risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.66	]%	[0.66	]%	[0.66	]%	[0.66	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses[1]	[	]%	[	]%	[	]%	[	]%
Acquired Fund Fees and Expenses	[	]	[	]	[	]	[	]
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%
Fee Waivers and Reimbursements	[	]%[2]	[	]%[2]	[	]%[2]	[	]%[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[	]%	[	]%	[	]%	[	]%

[1]	[Restated to reflect current expenses.]
[2]

The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [ ]% for Institutional Shares until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or recapture was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees (the “Board) of the Fund at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1-year example and for the first year of the 3-, 5- and 10-year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year			3 years			5 years			10 years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of “value companies.” Additionally, the Fund invests, under normal circumstances, in at least three countries, and invests at least 40% of its total assets in securities of non-U.S. companies. If conditions are not favorable, the Fund will invest at least 30% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized or maintains its principal place of business outside of the U.S.; or (iv) the company’s securities are traded principally outside of the U.S. The non-U.S. companies in which the Fund invests primarily are located in developed market countries and to a lesser extent are located in emerging market countries. Emerging market countries, which may include frontier market countries, are countries represented in the MSCI Emerging Markets Index, the MSCI Frontier Markets Index and to the extent not represented in those indexes, Singapore and Hong Kong.

The Fund may invest in the securities of companies located in the People’s Republic of China (“China”), including A Shares of such companies that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

The Fund invests principally in common stock and sponsored and unsponsored ADRs and GDRs, of companies of any market capitalization. Barrow, Hanley, Mewhinney & Strauss, LLC’s, the Fund’s sub-adviser (the “Sub-Adviser” or “Barrow Hanley”), seeks to invest in companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In addition to valuation, Barrow Hanley typically also looks for companies with what Barrow Hanley believes are stronger than average balance sheets, attractive but sustainable dividend yields, temporarily depressed profitability, and stable-to-improving operating fundamentals. Barrow Hanley expects that the price-to-earnings and price-to-book ratios of the Fund’s aggregate portfolio typically will be lower than the broad market while simultaneously delivering an opportunity for what Barrow Hanley believes is attractive dividend yield.

Barrow Hanley pursues a value-oriented strategy and strives to construct a portfolio of “value companies”, which the portfolio managers select on a bottom-up basis. The portfolio managers utilize a variety of valuation metrics to assess a company, including, but not limited to, price to earnings ratio, price to book ratio, free cash flow yield, price to sales, and/or dividend yield. The Fund defines a “value company” as an issuer with one or more valuation metrics below the MSCI EAFE Index aggregate for the same metric. Barrow Hanley’s International Value team employs a two-stage process—incorporating both quantitative and qualitative elements—to manage their investment research effort. Initially, the team uses a valuation based, quantitative screen to narrow down a broad universe of approximately 3,800 ex-US stocks to a universe of approximately 150-200 stocks (the “guidance list”) that appear to Barrow Hanley to have attractive valuations and also exhibit stable to improving operating fundamentals, strong operating cash flow, and a responsible balance sheet. This guidance list serves as the beginning of Barrow Hanley’s research team’s qualitative assessment. The research team further refines the guidance list using sector specific criteria (including, capital ratios for financials, price-to-net asset value metrics for energy, and other metrics), ultimately focusing on ideas that Barrow Hanley believes are compelling opportunities. In the fundamental stage of the investment process, the responsible analyst(s) conducts stock-specific research on each company of interest, including interviews with company management.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities.

Currency Risk. Investments in non-U.S. countries are also subject to currency risk. As the Fund’s investments in non-U.S. securities are generally denominated in non-U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.

Geographic Focus Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund focuses its assets in a particular country or region, the Fund is more vulnerable to financial, economic, or other political developments in that country or region as compared to a fund that does not focus on holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.

IPO Risk. The Fund may purchase securities in Initial Public Offerings (“IPOs”). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Management and Quantitative Screening Risk. Barrow Hanley’s use of a systematic quantitative screening process and judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Additionally, Barrow Hanley’s judgment regarding the investment criteria underlying the screening process may prove to be incorrect.

China Risk. To the extent a Fund invests in securities of Chinese issuers, it may be subject to certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on non-U.S. ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Stock Connect Investing Risk. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, the Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Performance Information

The International Value Predecessor Fund was reorganized into the Fund on August 18, 2024 following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the International Value Predecessor Fund, and Institutional shares of the International Value Predecessor Fund were reorganized into Institutional Shares of the Fund. The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the International Value Predecessor Fund for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance information is shown for Class I Shares of the International Value Predecessor Fund as of December 31, 2023. Class I Shares of the Predecessor Fund were merged into Institutional Shares of the Fund as a result of the reorganization. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Total Returns – Institutional Shares for year ended December 31*

[BAR CHART]

Best quarter: [10/01/2022-12/31/2022 – 18.71%]

Worst quarter: [07/01/2022-09/30/2022 – (14.46)%]

Average Annual Total Returns – for the Periods Ended December 31, 2024

	1 Year		Since Inception[1]
Institutional Shares – Before Taxes (No Load)	[	]%	[	]%
Institutional Shares - After Taxes on Distributions (No Load)	[	]%	[	]%
Institutional Shares - After Taxes on Distributions and Sale of Fund Shares (No Load)	[	]%	[	]%
MSCI EAFE Value Index (reflects no deductions for fees, expenses or taxes)*	[	]%	[	]%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)*, **	[	]%	[	]%

[1]	Inception for Institutional Shares is December 29, 2021.
*	Index returns shown are net of withholding taxes.
**

Effective September 30, 2024 the Fund compares its performance to the MSCI EAFE Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Portfolio Management

Investment Adviser

Barrow Hanley is the Fund’s sub-adviser, subject to supervision by the Board and the Adviser1.

Portfolio Managers

Randolph Wrighton, Jr., CFA	Patrik Wibom
Senior Managing Director, Equity Portfolio Manager and Analyst	Director, Equity Portfolio Manager and Analyst

Length of Service: Since 2021*	Length of Service: Since 2021*

*	Length of Service includes portfolio management services provided to the International Value Predecessor Fund, which reorganized into the Fund on August 18, 2024.

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

Barrow Hanley International Value Fund c/o

The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Distributions and Taxes

The Fund intends to make distributions that are generally taxable to you as ordinary income or capital gains, unless you invest through an IRA, 401(k), or other tax-advantaged arrangement. However, you may be subject to tax when you withdraw monies from a tax-advantaged arrangement.

[1]	The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

Barrow Hanley Total Return Bond Fund

Investment Objective

The Barrow Hanley Total Return Bond Fund (the “Fund”) seeks to provide maximum long-term total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.35	]%	[0.35	]%	[0.35	]%	[0.35	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses[1]	[	]%	[	]%	[	]%	[	]%
Acquired Fund Fees and Expenses	None		None		None		None
Total Annual Fund Operating Expenses	[	]%[2]	[	]%[2]	[	]%[2]	[	]%[2]
Fee Waivers and Reimbursements	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[	]%	[	]%	[	]%	[	]%

[1]	[Restated to reflect current expenses.]
[2]

The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [ ]% for Institutional Shares until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees (the “Board”) of the Fund at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example and for the first year of the 3-, 5-, and 10-year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year			3 years			5 years			10 years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. Fixed income securities and other debt instruments include corporate bonds, including high yield bonds (commonly known as “junk bonds”), commercial paper, debt securities issued or guaranteed by the U.S. government and its agencies and instrumentalities, Treasury Inflation-Protected Securities (“TIPS”), municipal bonds, bank loans, loan participations and assignments, mortgage- and asset-backed securities, fixed-income structured products and convertible securities.

Barrow, Hanley, Mewhinney & Strauss, LLC, the Fund’s sub-adviser (the “Sub-Adviser” or “Barrow Hanley”), believes that investing in undervalued securities with above-average yield to maturity and capital appreciation potential can generate above-average returns over the long term. Using this approach, Barrow Hanley seeks to construct a portfolio of U.S. fixed income securities with diversified maturities, consisting primarily of investment grade securities with opportunistic exposure to high yield securities.

Barrow Hanley’s analysis of fixed income securities and other debt instruments looks at cash flow, earnings, and balance sheet fundamentals that Barrow Hanley believes will impact the future credit rating of the issuer and the yield premium demanded by market participants for such issuer’s fixed-income securities relative to similarly rated securities. A significant focus in Barrow Hanley’s credit research is identifying the credits that have a greater probability of ratings upgrades while avoiding downgrades. Barrow Hanley reviews the financial statements and Securities and Exchange Commission filings of companies, analyzing, among other factors, the following fundamental factors in the selection process:

•	Management’s stated business goals are reviewed for reasonableness and consistency.

•	The ability to pay down debt with free cash flow.

•	Profitability measures compared to similarly rated companies for return on equity, return on capital, and return on investment.

•	Revenue and earnings growth, including margin trends in operating earnings.

•	Various credit measures, including EBITDA, selling, general and administrative (SG&A) expenses, leverage, and interest coverage ratios, both absolute and trends.

•	Disclosures of any off-balance-sheet items, in order to adjust the financial calculations listed above accordingly.

The Fund is actively managed, and the Fund’s Sub-Adviser will not consider portfolio turnover a limiting factor in making investment decisions for the Fund.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Asset-Backed Securities Risk. Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Loan-Related Investments Risk. In addition to risks generally associated with debt investments (e.g., interest rate risk, credit risk, and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Bank loans are generally less liquid than many other debt securities. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that collateral securing a loan, if any, may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity and wide bid/ask spreads, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Transactions in bank loans may settle on a delayed basis (and in certain cases may take longer than seven days to settle), such that a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, the proceeds related to the sale of bank loans may not be available to make additional investments or to meet a Fund’s redemption obligations until a substantial period after the sale of the loans. As upheld on August 24, 2023 by the United States Court of Appeal for the Second Circuit, bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Convertible Securities Risk. Convertible securities subject a Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Certain “triggering events” may cause a Fund to lose the principal amount invested in a contingent convertible security and coupon payments on contingent convertible securities may be discretionary and cancelled by the issuer. Due to these factors, the value of contingent convertible securities is unpredictable, and holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. Rising interest rates may also extend the duration of a fixed income security, typically reducing the security’s value. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

Commercial Paper Risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Credit Risk. An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

High Yield (“Junk Bond”) Investments Risk. Below investment grade fixed income securities, also known as “junk bonds,” are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.

Inflation Protected Securities Risk. The value of inflation protected securities, including TIPS, will generally fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Your investment will decline in value if the value of the Fund’s investments decreases. In a declining interest rate environment fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute in the current market environment because the Federal Reserve Board recently raised rates and may continue to do so.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

Management Risk. Barrow Hanley’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Mortgage-Backed Securities Risk. Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Municipal Securities Risk. Municipal securities are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from federal income tax.

Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation and the rating(s) of the issue. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Portfolio Turnover Risk. The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if Barrow Hanley determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and higher amounts of taxable distributions to shareholders.

Performance Information

The Total Return Bond Predecessor Fund was reorganized into the Fund on August 18, 2024 following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the Total Return Bond Predecessor Fund.(a) The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Total Return Bond Predecessor Funds for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance information is shown for Class I Shares of the Total Return Bond Predecessor Fund as of December 31, 2023. Class I Shares of the Predecessor Fund were merged into Institutional Shares of the Fund as a result of the reorganization. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Total Returns – Institutional Shares for year ended December 31*

[CHART]

Best quarter: [04/01/2020-12/31/2023 – 6.21%]

Worst quarter: [01/01/2022-03/31/2022 – (5.99)%]

(a)

The financial and performance history of the Total Return Bond Predecessor Fund includes the financial and performance history of the Barrow, Hanley, Mewhinney & Strauss LLC Core Fixed Income Fund (the “Total Return Bond Private Predecessor Fund”), which was a private fund managed by Barrow Hanley using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used by Barrow Hanley to manage the Total Return Bond Predecessor Fund. The Total Return Bond Private Predecessor Fund was not a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to the same investment and tax restrictions as the Total Return Bond Predecessor Fund. If the Total Return Bond Private Predecessor Fund operated as a registered mutual fund, the Total Return Bond Private Predecessor Fund’s performance may have been lower. The Total Return Bond Private Predecessor Fund contributed all of its assets to the Total Return Bond Predecessor Fund on April 12, 2022 and subsequently dissolved. The Total Return Bond Predecessor Fund together with the Total Return Bond Private Predecessor Fund are referred to as the “Total Return Bond Predecessor Funds.”

Average Annual Total Returns – for the Periods Ended December 31, 2024

	1 Year		5 Years		10 Years
Institutional Shares – Before Taxes (No Load)	[	]%	[	]%	[	]%
Institutional Shares – After Taxes on Distributions (No Load)	[	]%	[	]%	[	]%
Institutional Shares – After Taxes on Distributions and Sale of Fund Shares (No Load)	[	]%	[	]%	[	]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)*	[	]%	[	]%	[	]%

*	Index returns shown are net of withholding taxes.

Portfolio Management

Investment Adviser

Barrow Hanley is the Fund’s sub-adviser, subject to supervision by the Board and the Adviser1.

Portfolio Managers

Deborah Petruzzelli	Scott McDonald, CFA	Justin Martin, CFA	Matt Routh, CFA
Managing Director, Fixed Income Portfolio Manager and Analyst	Senior Managing Director and Fixed Income Portfolio Manager	Director, Fixed Income Portfolio Manager and Analyst	Director, Fixed Income Portfolio Manager and Analyst

Length of Service: Since 2022*	Length of Service: Since 2022*	Length of Service: Since 2022*	Length of Service: Since 2022*

*	Length of Service includes portfolio management services provided to the Total Return Bond Predecessor Fund, which reorganized into the Fund on August 18, 2024.

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

Barrow Hanley Total Return Bond Fund c/o

The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

[1]	The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Distributions and Taxes

The Fund intends to make distributions that are generally taxable to you as ordinary income or capital gains, unless you invest through an IRA, 401(k), or other tax-advantaged arrangement. However, you may be subject to tax when you withdraw monies from a tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

Barrow Hanley US Value Opportunities Fund

Investment Objective

The Barrow Hanley US Value Opportunities Fund (the “Fund”) seeks to outperform the Fund’s benchmark over a full market cycle.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.55	]%	[0.55	]%	[0.55	]%	[0.55	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses[1]	[	]%	[	]%	[	]%	[	]%
Acquired Fund Fees and Expenses	[	]	[	]	[	]	[	]
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%
Fee Waivers and Reimbursements	[	]%[2]	[	]%[2]	[	]%[2]	[	]%[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[	]%	[	]%	[	]%	[	]%

[1]	[Restated to reflect current expenses.]
[2]

The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [ ]% for Institutional Shares until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees (the “Board) of the Fund at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1-year example and for the first year of the 3-, 5- and 10-year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year			3 years			5 years			10 years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by “value companies” located in the United States. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Fund invests primarily in a portfolio of equity securities issued by large, middle, and small capitalization U.S. companies and may also invest in convertible securities, preferred stock, real estate investment trusts (“REITs”) and American Depositary Receipts (“ADRs”). The companies whose shares are represented by the ADRs in which the Fund invests typically will have significant economic exposure to the U.S. economy, industries or marketplaces.

The Fund will pursue a strict value-oriented strategy by constructing portfolios of individual stocks, selected on a bottom-up basis. The portfolio managers utilize a variety of valuation metrics to assess a company, including, but not limited to, price to earnings ratio, price to book ratio, free cash flow yield, price to sales, and/or dividend yield. The Fund defines a “value company” as an issuer with one or more valuation metrics below the S&P 500 Index aggregate for the same metric. In seeking to achieve its investment objective, the Fund follows a strategy based on an underlying philosophy that securities markets are inefficient and that these inefficiencies can be favorably exploited through adherence to a value-oriented investment process dedicated to individual stock selection on a bottom-up basis. The Fund does not attempt to time the market or rotate in and out of broad market sectors, as, Barrow, Hanley, Mewhinney & Strauss, LLC, the Fund’s sub-adviser (the “Sub-Adviser” or “Barrow Hanley”), believes it is difficult, if not impossible, to add incremental value on a consistent basis by market timing.

The Fund will generally stay fully invested with what Barrow Hanley believes is a defensive, conservative orientation based on Barrow Hanley’s belief that above-average returns can be achieved while taking below average risks. Barrow Hanley implements this strategy by constructing portfolios of individual stocks that reflect value characteristics described above. Through a research-intensive process, Barrow Hanley’s investment team seeks to identify large, medium, and small capitalization companies that are undervalued and temporarily out of favor for reasons that can be identified and understood. Barrow Hanley seeks companies with profitability and earnings growth greater than that of the S&P 500 Index.

The strategy of emphasizing low price/book ratios as well as high dividend yields is intended to help achieve capital preservation in down markets. In periods of economic recovery and rising equity markets, this investment strategy seeks to achieve profitability and earnings growth rewarded by the expansion of price/ earnings ratios and the generation of excess returns.

Barrow Hanley’s fundamental value analysis is a discipline that seeks to identify companies that not only possess the characteristics of value discussed above, but also those companies whose businesses can exhibit high or improving profitability which translates into earnings growth above that of the S&P 500 Index. The qualitative aspects of Barrow Hanley’s investment analysis are designed to produce judgments regarding the prospects for a company’s business. Barrow Hanley believes that the value of the underlying business, identified through its quantitative analysis, can be “unlocked” as the company’s fundamentals improve and investor confidence is restored.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Convertible Securities Risk. Convertible securities subject a Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Certain “triggering events” may cause a Fund to lose the principal amount invested in a contingent convertible security and coupon payments on contingent convertible securities may be discretionary and cancelled by the issuer. Due to these factors, the value of contingent convertible securities is unpredictable, and holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities.

Currency Risk. Investments in non-U.S. countries are also subject to currency risk. As the Fund’s investments in non-U.S. securities are generally denominated in non-U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.

Management and Quantitative Screening Risk. Barrow Hanley’s use of a systematic quantitative screening process and judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities. Additionally, Barrow Hanley’s judgment regarding the investment criteria underlying the screening process may prove to be incorrect.

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT investments.

IPO Risk. The Fund may purchase securities in Initial Public Offerings (“IPOs”). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Geographic Focus Risk. From time to time a Fund’s investment may be focused in a particular geographic region. The value of the investments of a Fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting such location are therefore likely to cause the value of a Fund’s shares to decrease, perhaps significantly.

Performance Information

The US Value Opportunities Predecessor Fund was reorganized into the Fund on August 18, 2024 following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the US Value Opportunities Predecessor Fund. The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the US Value Opportunities Predecessor Funds for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance information is shown for Class I Shares of the US Value Opportunities Predecessor Fund as of December 31, 2023. Class I Shares of the Predecessor Fund were merged into Institutional Shares of the Fund as a result of the reorganization. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Total Returns – Institutional Shares for year ended December 31*

[BAR CHART]

Best quarter: [10/01/2023-12/31/2023 – 10.37%]

Worst quarter: [07/01/2023-09/31/2023 – (1.20)%]

Average Annual Total Returns – for the Periods Ended December 31, 2024

	1 Year		Since Inception[1]
Institutional Shares – Before Taxes (No Load)	[	]%	[	]%
Institutional Shares – After Taxes on Distributions (No Load)	[	]%	[	]%
Institutional Shares – After Taxes on Distributions and Sale of Fund Shares (No Load)	[	]%	[	]%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)*	[	]%	[	]%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)*, **	[	]%	[	]%

[1]	Inception for the Institutional Shares is April 12, 2022.
*	Index returns shown are net of withholding taxes.
**

Effective September 30, 2024 the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Portfolio Management

Investment Adviser

Barrow Hanley is the Fund’s sub-adviser, subject to supervision by the Board and the Adviser1.

Portfolio Managers

Mark Giambrone	Michael Nayfa, CFA	Terry Pelzel, CFA
Senior Managing Director, Equity Portfolio Manager and Analyst	Managing Director, Equity Portfolio Manager and Analyst	Managing Director, Equity Portfolio Manager and Analyst

Length of Service: Since 2022*	Length of Service: Since 2022*	Length of Service: Since 2022*

*	Length of Service includes portfolio management services provided to the US Value Opportunities Predecessor Fund, which reorganized into the Fund on August 18, 2024.

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

Barrow Hanley US Value Opportunities Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

[1]	The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Distributions and Taxes

The Fund intends to make distributions that are generally taxable to you as ordinary income or capital gains, unless you invest through an IRA, 401(k), or other tax-advantaged arrangement. However, you may be subject to tax when you withdraw monies from a tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUNDS

Principal Investments and Strategies of Each Fund

Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund

Investment Objective:

The investment objective of the Fund is to seek long-term capital appreciation and consistent income from dividends.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies located in emerging market countries and instruments with economic characteristics similar to such securities. Instruments with economic characteristics similar to securities of companies located in emerging market countries include sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

Emerging market countries are countries, which may include frontier countries, represented in the MSCI Emerging Markets Index, the MSCI Frontier Markets Index and to the extent not represented in those indexes, Singapore and Hong Kong.

Under normal market conditions, the Fund also will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that are consistent with the environmental, social and governance (“ESG”) criteria of Barrow, Hanley, Mewhinney & Strauss, LLC, the Fund’s sub-adviser (the “Sub-Adviser” or “Barrow Hanley”).

These policies may be changed upon 60 days’ prior written notice to shareholders.

The Fund invests principally in common stock and sponsored and unsponsored ADRs and GDRs, of companies of any market capitalization. The Fund may invest in the securities of companies located in the People’s Republic of China (“China”), including A Shares of such companies that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China. The Sub-Adviser aims to achieve the Fund’s investment objective through an emerging markets strategy with an investment portfolio composed of a small number (approximately 25 – 40) of fundamentally researched securities. The securities in which the Fund invests may be denominated in currencies other than the U.S. dollar. The Fund’s portfolio will be constructed on a bottom-up basis as discussed below and typically will be diversified across sectors and regions.

Value

The Sub-Adviser believes markets are inefficient, and that these inefficiencies can best be exploited through adherence to a valuation centric investment process dedicated to the selection of securities on a bottom-up basis. The Sub-Adviser’s portfolio managers focus primarily on fundamental securities analysis, valuation, and prospects for a return to intrinsic valuation.

The Sub-Adviser selects securities that it believes are temporarily undervalued by other market participants and whose value will rise over a reasonable amount of time. The Sub-Adviser seeks to understand and quantify drivers of upside value going forward, which are generally categorized into four value silos: 1) sales improvement, 2) margin improvement, 3) multiple expansion, and 4) capital efficiency (defined as dividends, share repurchase, accretive mergers and acquisitions and/or divestments, etc.).

Fundamental Securities Analysis

The Sub-Adviser’s investment process starts with a quantitative, value-based screen to narrow down the broad emerging markets universe to a smaller group of emerging markets stocks (guidance list), so that the Sub-Adviser’s team can then conduct a detailed fundamental and qualitative analysis to determine which stocks represent compelling investment opportunities. The Sub-Adviser focuses primarily on fundamental securities analysis, valuation, and drivers of upside value going forward. The fundamental securities analysis carried out by the Sub-Adviser will include company engagement, earnings and profitability projections and estimates of intrinsic value. The Sub-Adviser’s bottom-up process emphasizes identifying and investing in market dislocations where it believes it has an information advantage over other market participants that will allow the individual investment to appreciate to its estimated intrinsic value. This bottom-up process will also contribute to the Fund being over-or underweight in specific sectors, countries and regions based on the dislocations the Sub-Adviser is seeing at the individual security level. The Sub-Adviser typically will assess the prospects for a return of securities to estimated intrinsic value by: (i) holding generally daily research platform meetings; (ii) holding generally weekly formal team meetings; (iii) reviewing internal research; (iv) initiating company management engagement; (v) conducting ESG scoring and assessment, as discussed below; (vi) evaluating positive and negative movements in the prices of securities; and (vii) understanding exposures and risks concerning the portfolio. Judgements generally are made in the context of market valuation, risk/reward opportunity, and alternative investment opportunities.

ESG Criteria

The Sub-Adviser applies ESG exclusionary screens to the universe of investable securities to exclude securities of companies that exhibit certain criteria or have exposure to certain industries. The Sub-Adviser’s ESG exclusionary screens exclude companies significantly involved in (i) the production of tobacco; (ii) the generation, extraction and/or refining of certain fossil fuels; (iii) the production of unconventional weapons; (iv) the manufacture or production of controversial weapons (i.e., weapons of mass destruction, nuclear weapons, biological weapons, chemical weapons, depleted uranium weapons, cluster munitions or landmines); (v) the production or manufacturing of pornography, alcohol, or gambling; and (vi) companies which have violated various international human rights standards.

The Sub-Adviser uses ESG analysis as part of its fundamental analysis to identify investment opportunities taking into account a company’s intrinsic valuation and sustainability risks. Generally, the Sub-Adviser considers sustainability risks as environmental, social or governance events or conditions that, if they occur, could cause an actual or a potential material negative impact on the value of the company. The Sub-Adviser reviews the following ESG criteria (“ESG Criteria”) when assessing a company’s valuation and sustainability risks:

The Sub-Adviser reviews the following ESG criteria (“ESG Criteria”) when assessing a company’s valuation and sustainability risks:

1) Environmental criteria, such as a company’s greenhouse gas emissions and climate change risks and how efficiently and effectively a company uses its raw material inputs;

2) Social criteria, such as a company’s human resources, supply chain management and management of access to essential products or services such as health care services and products to disadvantaged communities or groups; and

3) Governance criteria, such as a company’s executive pay, bribery and corruption allegations or convictions, political lobbying and donations and tax strategy.

To assess the ESG Criteria for a particular company, the Sub-Adviser evaluates ESG data from both internal and external resources, including:

(a) The Sub-Adviser’s proprietary materiality mapping analysis, which evaluates ESG issues facing specific industry groups and uses a visual map designed to show how sustainability issues manifest across various industries;

(b) Proprietary research reports on issuers prepared by the Sub-Adviser that include internal ESG scoring and commentary; and

(c) Data provided by third party ESG research and ratings firms, which include research on the ESG practices, ESG risk ratings and the environmental impact of issuers.

ESG Criteria are evaluated on a case-by-case basis, and no individual factor (such as “E” or “S” or “G”) or set of factors consistently or categorically receives elevated consideration.

Barrow Hanley ordinarily considers selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified.

Barrow Hanley Credit Opportunities Fund

Investment Objective:

The investment objective of the Fund is to maximize total return, consistent with preservation of capital.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in credit instruments. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

Credit instruments consist broadly of any debt instrument or instrument with debt-like characteristics, and include high yield bonds (commonly known as “junk bonds”), bank loans, loan participations and assignments, collateralized loan obligations (“CLOs”), mortgage-and asset-backed securities, structured notes, convertible securities, preferred stock and shares of investment companies that invest principally in credit or floating-rate loan instruments, including the Barrow Hanley Floating Rate Fund and other mutual funds in this Prospectus.

The Fund’s portfolio typically will consist principally of high yield bonds that Barrow Hanley believes are trading below their intrinsic value, selected through a fundamental research process designed to achieve a balanced goal for yield, principal preservation and capital appreciation.

To construct the Fund’s portfolio, Barrow Hanley evaluates the macro environment, industry, and sector trends to determine views from one to three years. This process is designed to enable Barrow Hanley to find specific sectors that offer opportunities for both industry and issuer mispricings given Barrow Hanley’s expectations of changing fundamentals. From there, Barrow Hanley uses two primary methods of identifying potential investments. The first involves independent sorting and research of documents filed with the Securities and Exchange Commission, as well as general and financial news, through the use of third-party research databases, news services and screening software. The second method relies on the professional relationships that Barrow Hanley has established with money managers, leveraged buyout and private equity investors, investment bankers, research analysts, consultants, securities traders, brokers, corporate managers, corporate attorneys and accountants including in depth discussions with Barrow Hanley’s equity research professionals. This analysis is designed to lead Barrow Hanley to industries and debt issuers that offer opportunities for what Barrow Hanley believes are mispriced investments. In this regard, a mispriced investment refers primarily to traditional value metrics utilized by the Sub-Adviser, such as low price/earnings, price/book and high dividend yield relative to the markets in which the Fund may invest. A security also may be mispriced due to a negative theme occurring within an overall industry and/or sector and where the Sub-Adviser believes an investment in the security creates opportunities for outperformance.

Barrow Hanley ordinarily considers selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified.

Barrow Hanley Emerging Markets Value Fund

Investment Objective:

The investment objective of the Fund is to seek long-term capital appreciation and consistent income from dividends.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of “value companies” located in emerging market countries and instruments with economic characteristics similar to such securities. Instruments with economic characteristics similar to securities of companies located in emerging market countries include sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). This policy may be changed upon 60 days’ prior written notice to shareholders.

Emerging market countries, which may include frontier market countries, are countries represented in the MSCI Emerging Markets Index, the MSCI Frontier Markets Index and to the extent not represented in those indexes, Singapore and Hong Kong. The Fund invests principally in common stock and sponsored and unsponsored ADRs and GDRs, of companies of any market capitalization.

The Fund may invest in the securities of companies located in the People’s Republic of China (“China”), including A Shares of such companies that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

Barrow Hanley pursues a value-oriented strategy and strives to construct a portfolio of “value companies”, which the portfolio managers select on a bottom-up basis. The portfolio managers utilize a variety of valuation metrics to assess a company, including, but not limited to, price to earnings ratio, price to book ratio, free cash flow yield, price to sales, and/or dividend yield. The Fund defines a “value company” as an issuer with one or more valuation metrics below the MSCI Emerging Markets Index aggregate for the same metric. Barrow Hanley’s Emerging Markets Value team employs a two-stage process – incorporating both quantitative and qualitative elements – to manage their investment research effort. Initially, the team uses a valuation based, quantitative screen to narrow down a broad universe of approximately 5,500 emerging markets stocks to a universe of approximately 100-150 stocks (the “guidance list”) that appear to Barrow Hanley to have attractive valuations and also exhibit stable to improving operating fundamentals, strong operating cash flow, and a responsible balance sheet. This guidance list serves as the beginning of Barrow Hanley’s research team’s qualitative assessment. The research team further refines the guidance list using sector-specific criteria (including, capital ratios for financials, price-to-net asset value metrics for energy, and other metrics), ultimately focusing on ideas that Barrow Hanley believes are compelling opportunities. In the fundamental stage of the investment process, the responsible analyst(s) conducts stock-specific research on each company of interest, including interviews with company management.

Barrow Hanley ordinarily considers selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified.

Barrow Hanley Floating Rate Fund

Investment Objective:

The investment objective of the Fund is to maximize total return, consistent with preservation of capital.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in floating rate instruments. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. Floating rate instruments are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For purposes of this policy, any security or investment will be considered a floating rate instrument if it has a maturity of six months or less even if it pays a rate of interest rate that does not reset or adjust prior to maturity. Floating rate instruments include bank loans, high yield bonds (commonly known as “junk bonds”), collateralized loan obligations (“CLOs”), structured notes and shares of investment companies that invest principally in floating rate instruments. The Fund may invest in floating rate instruments of any credit quality. The Fund expects that many or all of the Fund’s investments will be rated below investment grade or unrated but of comparable credit quality.

The Fund invests primarily in floating rate bank loans. Certain bank loans may be secured by collateral of the borrower and thus may be senior to most other securities issued by the borrower (e.g., common stock and other debt instruments) in the event of bankruptcy. Other bank loans may be unsecured obligations of the borrower. A bank loan may be acquired through the financial institution acting as agent for the lenders or from the borrower, as an assignment from another lender who holds a direct interest in the bank loan, or as a participation interest in another lender’s portion of the bank loan.

The Fund’s portfolio typically will consist principally of floating rate instruments that Barrow Hanley believes are trading below their intrinsic value, selected through a fundamental research process designed to achieve a balanced goal for yield, principal preservation, and capital appreciation. To construct the Fund’s portfolio, Barrow Hanley evaluates the macro environment and industry and sector trends to determine views from one to three years. This process is designed to enable Barrow Hanley to find specific sectors that offer opportunities for both industry and issuer mispricings given Barrow Hanley’s expectations of changing fundamentals. From there, Barrow Hanley uses two primary methods of identifying potential investments. The first involves independent sorting and research of documents filed with the Securities and Exchange Commission, as well as general and financial news, through the use of third-party research databases, news services and screening software. The second method relies on the professional relationships that Barrow Hanley has established with money managers, leveraged buyout and private equity investors, investment bankers, research analysts, consultants, securities traders, brokers, corporate managers, corporate attorneys and accountants including in depth discussions with Barrow Hanley’s equity research professionals. This analysis is designed to lead Barrow Hanley to industries and debt issuers that offer opportunities for what Barrow Hanley believes are mispriced investments. In this regard, a mispriced investment refers primarily to traditional value metrics utilized by Barrow Hanley, such as low price/ earnings, price/book and high dividend yield relative to the markets in which the Fund may invest. A security also may be mispriced due to a negative theme occurring within an overall industry and/or sector and where Barrow Hanley believes an investment in the security creates opportunities for outperformance.

Barrow Hanley ordinarily considers selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified.

Barrow Hanley International Value Fund

Investment Objective:

The investment objective of the Fund is to seek higher returns compared to the MSCI EAFE Value Index, while maintaining lower risk.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of “value companies.” Additionally, the Fund invests, under normal circumstances, in at least three countries, and invests at least 40% of its total assets in securities of non-U.S. companies. If conditions are not favorable, the Fund will invest at least 30% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized or maintains its principal place of business outside of the U.S.; or (iv) the company’s securities are traded principally outside of the U.S. The non-U.S. companies in which the Fund invests primarily are located in developed market countries and to a lesser extent are located in emerging market countries. Emerging market countries, which may include frontier market countries, are countries represented in the MSCI Emerging Markets Index, the MSCI Frontier Markets Index and to the extent not represented in those indexes, Singapore and Hong Kong.

The Fund may invest in the securities of companies located in the People’s Republic of China (“China”), including A Shares of such companies that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

The Fund invests principally in common stock and sponsored and unsponsored ADRs and GDRs, of companies of any market capitalization. Barrow Hanley seeks to invest in companies that are temporarily undervalued for reasons it can identify, understand, and believe will improve over time. In addition to valuation, Barrow Hanley typically also looks for companies with what Barrow Hanley believes are stronger than average balance sheets, attractive but sustainable dividend yields, temporarily depressed profitability, and stable-to-improving operating fundamentals. Barrow Hanley expects that the price-to-earnings and price-to-book ratios of the Fund’s aggregate portfolio typically will be lower than the broad market while simultaneously delivering an opportunity for what Barrow Hanley believes is attractive dividend yield.

Barrow Hanley pursues a value-oriented strategy and strives to construct a portfolio of “value companies”, which the portfolio managers select on a bottom-up basis. The portfolio managers utilize a variety of valuation metrics to assess a company, including, but not limited to, price to earnings ratio, price to book ratio, free cash flow yield, price to sales, and/or dividend yield. The Fund defines a “value company” as an issuer with one or more valuation metrics below the MSCI EAFE Index aggregate for the same metric. Barrow Hanley’s International Value team employs a two-stage process - incorporating both quantitative and qualitative elements—to manage their investment research effort. Initially, the team uses a valuation based, quantitative screen to narrow down a broad universe of approximately 3,800 ex-US stocks to a universe of approximately 150-200 stocks (the “guidance list”) that appear to Barrow Hanley to have attractive valuations and also exhibit stable to improving operating fundamentals, strong operating cash flow, and a responsible balance sheet. This guidance list serves as the beginning of Barrow Hanley’s research team’s qualitative assessment. The research team further refines the guidance list using sector specific criteria (including, capital ratios for financials, price-to-net asset value metrics for energy, and other metrics), ultimately focusing on ideas that Barrow Hanley believes are compelling opportunities. In the fundamental stage of the investment process, the responsible analyst(s) conducts stock-specific research on each company of interest, including interviews with company management.

Barrow Hanley ordinarily considers selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified.

Barrow Hanley Total Return Bond Fund

Investment Objective:

The investment objective of the Fund is to provide maximum long-term total return.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. Fixed income securities and other debt instruments include corporate bonds, including high yield bonds (commonly known as “junk bonds”), commercial paper, debt securities issued or guaranteed by the U.S. government and its agencies and instrumentalities, Treasury Inflation-Protected Securities (“TIPS”), municipal bonds, bank loans, loan participations and assignments, mortgage- and asset-backed securities, fixed-income structured products and convertible securities.

Barrow Hanley believes that investing in undervalued securities with above-average yield to maturity and capital appreciation potential can generate above-average returns over the long term. Using this approach, Barrow Hanley seeks to construct a portfolio of U.S. fixed income securities with diversified maturities, consisting primarily of investment grade securities with opportunistic exposure to high yield securities.

Barrow Hanley’s analysis of fixed income securities and other debt instruments looks at cash flow, earnings, and balance sheet fundamentals that Barrow Hanley believes will impact the future credit rating of the issuer and the yield premium demanded by market participants for such issuer’s fixed-income securities relative to similarly rated securities. A significant focus in Barrow Hanley’s credit research is identifying the credits that have a greater probability of ratings upgrades while avoiding downgrades. Barrow Hanley reviews the financial statements and Securities and Exchange Commission filings of companies, analyzing, among other factors, the following fundamental factors in the selection process:

•	Management’s stated business goals are reviewed for reasonableness and consistency.

•	The ability to pay down debt with free cash flow.

•	Profitability measures compared to similarly rated companies for return on equity, return on capital, and return on investment.

•	Revenue and earnings growth, including margin trends in operating earnings.

•	Various credit measures, including EBITDA, selling, general and administrative (SG&A) expenses, leverage, and interest coverage ratios, both absolute and trends.

•	Disclosures of any off-balance-sheet items, in order to adjust the financial calculations listed above accordingly.

The Fund is actively managed, and the Fund’s Sub-Adviser will not consider portfolio turnover a limiting factor in making investment decisions for the Fund.

Barrow Hanley ordinarily considers selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified.

Barrow Hanley US Value Opportunities Fund

Investment Objective:

The investment objective of the Fund is to outperform the Fund’s benchmark over a full market cycle.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by “value companies” located in the United States. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Fund invests primarily in a portfolio of equity securities issued by large, middle, and small capitalization U.S. companies and may also invest in convertible securities, preferred stock, real estate investment trusts (“REITs”) and American Depositary Receipts (“ADRs”). The companies whose shares are represented by the ADRs in which the Fund invests typically will have significant economic exposure to the U.S. economy, industries or marketplaces.

The Fund will pursue a strict value-oriented strategy by constructing portfolios of individual stocks, selected on a bottom-up basis. The portfolio managers utilize a variety of valuation metrics to assess a company, including, but not limited to, price to earnings ratio, price to book ratio, free cash flow yield, price to sales, and/or dividend yield. The Fund defines a “value company” as an issuer with one or more valuation metrics below the S&P 500 Index aggregate for the same metric. In seeking to achieve its investment objective, the Fund follows a strategy based on an underlying philosophy that securities markets are inefficient and that these inefficiencies can be favorably exploited through adherence to a value-oriented investment process dedicated to individual stock selection on a bottom-up basis. The Fund does not attempt to time the market or rotate in and out of broad market sectors, as, Barrow Hanley believes it is difficult, if not impossible, to add incremental value on a consistent basis by market timing.

The Fund will generally stay fully invested with what Barrow Hanley believes is a defensive, conservative orientation based on Barrow Hanley’s belief that above-average returns can be achieved while taking below average risks. Barrow Hanley implements this strategy by constructing portfolios of individual stocks that reflect value characteristics described above. Through a research-intensive process, Barrow Hanley’s investment team seeks to identify large, medium, and small capitalization companies that are undervalued and temporarily out of favor for reasons that can be identified and understood. Barrow Hanley seeks companies with profitability and earnings growth greater than that of the S&P 500 Index.

The strategy of emphasizing low price/book ratios as well as high dividend yields is intended to help achieve capital preservation in down markets. In periods of economic recovery and rising equity markets, this investment strategy seeks to achieve profitability and earnings growth rewarded by the expansion of price/ earnings ratios and the generation of excess returns.

Barrow Hanley’s fundamental value analysis is a discipline that seeks to identify companies that not only possess the characteristics of value discussed above, but also those companies whose businesses can exhibit high or improving profitability which translates into earnings growth above that of the S&P 500 Index. The qualitative aspects of Barrow Hanley’s investment analysis are designed to produce judgments regarding the prospects for a company’s business. Barrow Hanley believes that the value of the underlying business, identified through its quantitative analysis, can be “unlocked” as the company’s fundamentals improve and investor confidence is restored.

Barrow Hanley ordinarily considers selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified.

The investment objective of each Fund is not a fundamental policy and may be changed by the Board without shareholder approval.

More Information about Investment Strategies Related to the Funds

In addition to the investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies, and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of a Fund, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective or its other investment policies. If a Fund invests in this manner, it may not achieve its investment objective.

In addition to its principal investment strategies, a Fund may use the investment strategies described below. A Fund may also employ investment practices that this prospectus does not describe, such as participating in repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning these and the Funds’ other investment practices and their risks, you should read the SAI.

Temporary Defensive Strategies. The Funds seek to remain fully invested in accordance with their respective investment objectives. However, in an attempt to respond to adverse market, economic, political, or other conditions, a Fund may take a temporary defensive position that is inconsistent with its principal investment strategies. These defensive positions may include investments in cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. Taking a temporary defensive position could prevent a Fund from achieving its investment objective.

Name Policy. Each Fund, except the Barrow Hanley Emerging Markets Value Fund, has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”). Each Fund’s 80% Policy is set forth in the SAI, as applicable. Additional detail regarding the implementation of the policy is included in the “Fund Summary” section of this prospectus. A Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when a Fund no longer meets its 80% Policy requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy. A Fund’s 80% Policy is non-fundamental and can be changed by the Fund’s Board of Trustees without shareholder approval. A Fund will provide shareholders with at least 60 days’ prior notice of any changes to the Fund’s 80% Policy.

Location of Issuers. A number of the Funds’ policies are determined by reference to whether an issuer is “located in” a particular country or group of countries or whether the issuer is located outside the U.S. more generally. Being “located in” a particular country reflects a judgment that an issuer is economically tied to that country, and in determining where an issuer is located for these purposes the Adviser will consider a number of factors, including but not limited to:

•	the markets in which the issuer’s securities are principally traded;

•	where the issuer’s headquarters, principal offices, or operations are located;

•	where the issuer is organized;

•	the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country;

•	the Adviser’s own internal analysis; and

•	information provided by third party data analytics service providers.

No single factor will necessarily be determinative nor must all factors be present for the Adviser to determine where an issuer is located. The Adviser may weigh these factors differently with respect to different geographic policies, different countries or different series of Perpetual Americas Funds Trust (the “Trust”). The categorization of location of issuer for compliance testing purposes with respect to the Funds may differ from how other or different portfolio managers, investment professionals, or third parties assign the location of individual issuers.

Line of Credit and Borrowings. The Trust, on behalf of certain of the Funds, has entered into a $150 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes.

The Credit Agreement permits the Funds to borrow up to an aggregate amount of $150 million, $50 million of which is committed (requires the lender to advance money to the borrower when requested) and $100 million of which is uncommitted (includes no obligation by the lender to loan funds when requested by the borrower) at any time outstanding, subject to asset coverage and other limitations as specified in the Credit Agreement. Borrowing results in interest expense and other fees and expenses that may impact the Funds’ expenses, including any net expense ratios. The costs of borrowing may reduce the total returns for a Fund. The Credit Agreement also imposes an ongoing commitment fee on undrawn committed amounts under the credit facility, which is allocated to between the Funds, and, within each Fund, to each share class, on a pro rata basis, based on such Fund’s (or such share classes, as appropriate) average daily net asset value.

[Cash-Sweep Program. The Funds may invest in a cash-sweep program administered by the Northern Trust Company, the Funds’ Administrator, through which a Fund’s cash holdings are placed in the Northern Institutional Funds Treasury Portfolio (the “Cash Sweep Portfolio”) a money market fund pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”). All sweep vehicles, whether or not registered under the 1940 Act, carry certain risks. For example, money market fund sweep vehicles, such as the Cash Sweep Portfolio, are subject to market risks and are not subject to FDIC protection. As a shareholder of the Cash Sweep Portfolio, a Fund would bear, along with other shareholders, its pro rata portion of the Cash Sweep Portfolio’s expenses, including any advisory and administrative fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.]

[Emerging Markets. A number of Funds invest in companies located in emerging markets as part of their principal investment strategies. Unless otherwise stated in a Fund’s principal investment strategy, the Funds define emerging markets countries as those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics.]

Seed Capital Investments into the Funds. From time to time, the Adviser and/or its affiliates may invest “seed capital” in a Fund. These investments are generally intended to enable a Fund or a share class of the Fund to commence investment operations and/or achieve sufficient scale to implement the Fund’s principal investment strategy. The Adviser and/or its affiliates are under no obligation to maintain any particular level of seed capital investments in a Fund, and they can redeem their investments at any time and without prior notice. As with redemptions by other large shareholders, redemptions of seed capital could have a significant negative impact on a Fund, including on the liquidity of the Fund’s investment portfolio and the net asset value (“NAV”) of the Fund shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of a Fund.

When the Adviser or an affiliate provides “seed capital” or other capital for a Fund, it may do so with the intention of redeeming all or part of its interest in the Fund at a future point in time or when it deems that sufficient additional capital has been invested in that Fund. The timing of a redemption of seed capital could benefit the seed investor and create a conflict for the Adviser if the seed investor’s interests diverge from those of a Fund. For example, the seed investor may choose to redeem its shares at a time when a Fund’s portfolio is more liquid than at times when other investors may wish to redeem all or part of their interests. In addition, a consequence of any redemption of a significant amount, including redemption activity by a seed investor, is that investors remaining in a Fund will bear a proportionately higher share of Fund expenses following the redemption.

The Adviser and/or its affiliates may vote proxies (and have voted proxies in the past) for the shares they have received in exchange for seed capital. If seed capital investments account for a significant portion of a Fund’s outstanding shares, the Adviser and/or its affiliates may have the ability to determine the outcome of any matter affecting and voted on by shareholders of the Fund.

Summary of Principal Risks

Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. Below are the principal risks of the Funds in alphabetical order. The significance of any specific risk to an investment in a Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others and not all risks will be applicable to all Funds. You should read all of the risk information for your Fund presented below carefully, because any one or more of these risks may result in losses to the Fund.

Asset Allocation Risk. The risk that if a Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

[Benchmark and Reference Rate Risk. The London Interbank Offered Rate (LIBOR) was the offered rate at which major international banks could obtain wholesale, unsecured funding. The terms of debt instruments and other investments and transactions (including certain derivatives transactions) to which a Fund may be a party were historically tied to LIBOR, which was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies, and the transition to new reference rates continues. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly, but the full impact of the transition on the Funds or the financial instruments in which a Fund invests cannot yet be fully determined.]

China Risk. To the extent a Fund invests in securities of Chinese issuers, it may be subject to certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on non-U.S. ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. U.S. or non-U.S. government sanctions or other government’s interventions could preclude a Fund from making certain investments in China or result in a Fund selling investments in China at disadvantageous times or prices. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

CLO Risk. Collateralized loan obligations (“CLOs”) issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche and the type of the underlying debts and loans in the tranche. Investments in subordinate tranches may carry greater risk. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. Because the underlying assets in CLOs are loans, in the event an underlying loan is subject to liquidity risks such as the risk of extended settlement, investments in the corresponding CLOs may be indirectly subject to the same risks.

Commercial Paper Risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Convertible Securities Risk. Convertible securities subject a Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Certain “triggering events” may cause a Fund to lose the principal amount invested in a contingent convertible security and coupon payments on contingent convertible securities may be discretionary and cancelled by the issuer. Due to these factors, the value of contingent convertible securities is unpredictable, and holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed-income security held by a Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.

The credit rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition and does not reflect an assessment of an investment’s volatility or liquidity. Securities rated in the lowest category of investment grade are considered to have speculative characteristics. If a security held by a Fund loses its rating or its rating is downgraded, a Fund may nonetheless continue to hold the security in the discretion of Barrow Hanley. In the case of asset-backed or mortgage-related securities, changes in the actual or perceived ability of the obligors on the underlying assets or mortgages to make payments of interest and/or principal may affect the values of those securities.

Currency Risk. A significant portion of a Fund’s assets may be denominated in non-U.S. currencies. There is the risk that the value of such assets and/ or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. A Fund is not required to hedge its non-U.S. currency risk, although it may do so through non-U.S. currency exchange contracts and other methods. Therefore, to the extent a Fund does not hedge its non-U.S. currency risk, or the hedges are ineffective, the value of a Fund’s assets and income could be adversely affected by currency exchange rate movements.

Cybersecurity Risk. The computer systems, networks, and devices used by a Fund and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, and security breaches. Despite the various protections utilized by a Fund and its service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its NAV; impediments to trading; the inability of the Funds, Barrow Hanley and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. Any problems relating to the performance and effectiveness of security procedures used by a Fund or its service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on a Fund or its investors. Furthermore, as a Fund’s assets grow, it may become a more appealing target for cybersecurity threats such as hackers and malware.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request. Some Funds may also invest in certain depositary receipts without voting rights, for example, Thai non-voting depositary receipts (“NVDRs”). NVDRs are similar to other depositary receipts except that they do not allow the holder to participate in company decision making through voting. See Investment Strategies and Risks – Depositary Receipts in the Funds’ Statement of Additional Information (“SAI”) for additional information.

Emerging Markets Risk. Investing in emerging market securities magnifies the risks inherent in non-U.S. investments. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, tariffs and other sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Geopolitical events such as nationalization or expropriation could even cause the loss of the Fund’s entire investment in one or more countries. In addition, pandemics and outbreaks of contagious diseases may exacerbate pre-existing problems in emerging market countries with less established healthcare systems. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls, and investment restrictions that are subject to political change and balance of payments position. Issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards.

Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the transportation and custody of such securities. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.

A sub-set of emerging markets, frontier markets, are less developed than other emerging markets and are the most speculative. They have the least number of investors and may not have a stock market on which to trade. Most frontier markets consist chiefly of stocks of financial, telecommunications, and consumer companies that count on monthly payments from customers. Investments in this sector are typically illiquid, nontransparent, and subject to very low levels of regulation and high transaction fees. Frontier market investments may be subject to substantial political and currency risk. The risk of investing in frontier markets can be increased due to government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by frontier market countries or their trading partners; and the relatively new and unsettled securities laws in many frontier market countries. These risks can result in the potential for extreme price volatility.

Equity-Linked Instruments Risk. There is a risk that, in addition to market risk and other risks of the referenced equity security, a Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject a Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of a Fund’s investment.

Equity Securities Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include both direct and indirect investments in such ownership interests, such as public and privately issued equity securities and common and preferred stocks, warrants and rights to subscribe to common stock or other equity securities, convertible securities, and derivative instruments that are expected or intended to track the price movement of equity indices. Different types of equity securities (including different types of instruments that provide direct or indirect exposure to ownership interests in issuers) provide different voting and dividend rights and priority in the event of a bankruptcy and/or insolvency of the issuer. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

ESG Factor Risk. To the extent portfolio managers of a Fund incorporate environmental, social and/or governance considerations (“ESG factors”) into their investment process, the Fund will be subject to risks associated with the relevant ESG factors.

Environmental performance criteria rate a company’s management of its environmental challenges, including its effort to reduce or offset the impacts of its products and operations. Social criteria measure how well a company manages its impact on the communities where it operates, including its treatment of local populations, its handling of human rights issues, its record regarding labor-management relations, anti-discrimination policies and practices, employee safety and the quality and safety record of a company’s products, its marketing practices and any involvement in regulatory or anti-competitive controversies. Governance criteria address a company’s investor relations and management practices, including company sustainability reporting, board accountability and business ethics policies and practices.

In general, use of ESG factors in the securities selection process will affect a Fund’s exposure to certain issuers, industries, sectors, regions, and countries; may lead to a smaller universe of investments than other funds that do not incorporate ESG factor analysis; and may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG factors are incorporated and whether such investments are in or out of favor. Successful incorporation of ESG factors into a Fund’s overall investment strategy will depend on its portfolio managers’ ability to identify and analyze financially material ESG issues, and there can be no assurance that the strategy or techniques employed will be successful.

Euro- and Eurozone-Related Risk. To the extent a Fund invests in investments located in Europe, it may be subject to risks not typically associated with investments in the United States. A majority of western European countries and a number of eastern European countries are members of the European Union, an intergovernmental union aimed at developing economic and political coordination and cooperation among its member states. European countries that are members of the Economic and Monetary Union of the European Union (“EMU”) are subject to restrictions on inflation rates, interest rates, deficits, and debt levels. The EMU sets out different stages and commitments for member states to follow in an effort to achieve greater coordination of economic, fiscal, and monetary policies. As a condition to adopting the euro, EMU member states must also relinquish control of their monetary policies to the European Central Bank and become subject to certain monetary and fiscal controls imposed by the EMU. These controls remove EMU member states’ flexibility in implementing monetary policy measures to address regional economic conditions, which may impair their ability to respond to crises. A number of countries in the European Union have experienced, and may continue to experience, severe economic and financial difficulties. Additional European Union member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of a Fund’s investments in euro-denominated securities and derivatives contracts, as well as securities of issuers located in the European Union or with significant exposure to European Union issuers or countries, to the extent a Fund invests in such securities. If the euro is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations and derivative contracts would be determined by laws in effect at such time. Such investments may continue to be held, or purchased, to the extent consistent with a Fund’s investment objective and permitted under applicable law. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of a Fund’s shares.

Continuing uncertainty as to the status of the European Economic and Monetary Union (“EMU”) and the potential for certain countries to withdraw from the institution has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EU could have significant adverse effects on currency and financial markets, and on the values of a Fund’s portfolio investments. In 2020, the UK left the EU (commonly known as “Brexit”). The full extent of the political, economic and legal consequences of Brexit are not yet fully known, and the long-term impact of Brexit on the UK, the EU and the broader global economy may be significant. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies and the broader economy could be significantly impacted, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, or the abandonment of the Euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties.

If one or more EMU countries were to stop using the euro as its primary currency, a Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to liquidity risk and the risk that a Fund may not be able to value investments accurately to a greater extent than similar investments currently denominated in euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU related investments, or should the euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. A Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.

Fixed Income Risk. Some Funds may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of a Fund’s investments decreases. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Floating Rate Securities Risk. A Fund may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain floating rate instruments have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”). If the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain.

Geographic Focus Risk. From time to time a Fund’s investment may be focused in a particular geographic region. The value of the investments of a Fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting such location are therefore likely to cause the value of a Fund’s shares to decrease, perhaps significantly.

High Yield (“Junk Bond”) Investments Risk. Some Funds may invest in high yield securities, also known as “junk bonds,” which have a higher risk of issuer default or may be in default. The securities are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. In particular, lower-rated high yield securities (CCC or below) are subject to a greater degree of credit risk than higher-rated high yield bonds. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. A characteristic of the high yield bond is the issuance of securities under Rule 144A, many with registration rights. Some Funds may invest in high yield securities issued under Rule 144A, with or without registration rights.

Inflation Protected Securities Risk. The value of inflation protected securities, generally will fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation protected security generally decreases when real interest rates rise and generally increases when real interest rates fall. In addition, the principal value of an inflation protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund. Your investment will decline in value if the value of the Fund’s investments decreases. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute in the current market environment because the Federal Reserve Board recently raised rates and may continue to do so.

Investment Company Risk. If a Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. A Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Fund.

IPO Risk. A Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Key Person Risk. Key person risk is the risk that results when a Fund’s investment program is highly dependent on the investment skill and dedication of a small number of “key” persons at Barrow Hanley, which can result in decreased investment results if these “key” persons become unable to apply their full attention to the management of a Fund’s investments for health or other reasons.

Liquidity Risk. The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may be amplified in situations where foreign countries close their securities markets for extended periods of time due to scheduled holidays, such as the week-long closure of Chinese securities markets that occurs annually in October. The SEC has recently proposed rule amendments that, if adopted as proposed, could result in a larger percentage of a Fund’s investments being classified as illiquid investments.

Loan-Related Investments Risk. In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks.

Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Bank loans are generally less liquid than many other debt securities. Transactions in bank loans may settle on a delayed basis (and in certain cases may take longer than seven days to settle), such that a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, the proceeds related to the sale of bank loans may not be available to make additional investments or to meet a Fund’s redemption obligations until a substantial period after the sale of the loans.

Market Risk. The market value of a Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon political, regulatory, market, economic, and social conditions, as well as developments that impact specific economic sectors, industries, or segments of the market, including conditions that directly relate to the issuers of a Fund’s investments, such as management performance, financial condition, and demand for the issuers’ goods and services. The Funds are subject to the risk that geopolitical events will adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on global economies and markets. Likewise, natural and environmental disasters and epidemics or pandemics may be highly disruptive to economies and markets.

Management Risk. Barrow Hanley’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, data and systems imperfections, the complex nature of designing and implementing portfolio construction systems or quantitative processes, and/or the outlook on market trends and opportunities.

Management and Quantitative Securities Risk. Barrow Hanley’s use of a systematic quantitative screening process for certain Funds and judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, data and systems imperfections, the complex nature of designing and implementing portfolio construction systems or quantitative processes, and/or the outlook on market trends and opportunities. Because Barrow Hanley relies, in part, on a systematic, quantitative screening process in selecting securities for certain Funds, each such Fund is subject to the additional risk that Barrow Hanley’s judgments regarding the investment criteria underlying the screening process may prove to be incorrect.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Securities Risk. Municipal securities are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from federal income tax.

Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation and the rating(s) of the issue. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Since some municipal securities may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. An epidemic or pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, which may adversely affect markets, issuers, and/or non U.S. exchange rates. The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic and its effects can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.

Non-U.S. Securities Risk. Non-U.S. securities risk is the risk associated with investments in issuers located in non-U.S. countries. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these non-U.S. markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in non-U.S. securities include, among other things, imposition of exchange control regulation by the U.S. or non-U.S. governments, U.S. and non-U.S. withholding or other taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in non-U.S. nations. There may be less publicly available information about certain non-U.S. companies than would be the case for comparable companies in the U.S. and certain non-U.S. companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain non-U.S. countries. Investors in non-U.S. countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against non-U.S. issuers or non-U.S. persons is limited. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of a Fund’s non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by other countries (such as the United States), political changes or diplomatic developments may also cause the value of a Fund’s non-U.S. investments to decline. When imposed, non-U.S. withholding or other taxes reduce a Fund’s return on non-U.S. securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire non-U.S. investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of non-U.S. issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts. In certain cases, depositary receipts may also be issued through programs in local markets, such as Thai NVDRs. See Summary of Principal Risks – Depositary Receipts in this Prospectus for additional information. To the extent a Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, non-U.S. securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring non-U.S. entities to honor their contractual commitments.

Participatory Notes Risk. Participatory notes are equity access products structured as debt obligations issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Some participatory notes may be considered illiquid and, therefore, will be subject to a Fund’s percentage limitation for investments in illiquid securities. The Funds may take long or short positions in participatory notes.

Portfolio Turnover Risk. A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if Barrow Hanley determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within Barrow Hanley’s control. These transactions will increase a Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to a Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

Preferred Stock Risk. A Fund may invest in preferred stock. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of a Fund to achieve its investment objective and could increase the operating expenses of the Fund.

REIT Risk. REITs are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small-Cap and Mid-Cap Company Risk. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. These companies may experience higher growth rates and higher interest rates than larger capitalization companies. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices. Smaller capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

Stock Connect Investing Risk. Trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to a Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, a Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when a Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect a Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Structured Notes Risk. Structured notes are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies that obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or may vary from the stated rate because of changes in these factors. Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which is separate from the risk that the note’s reference instruments may move in a manner that is disadvantageous to the holder of the note. Structured notes, which are often illiquid, are also subject to additional risk such as market risk, liquidity risk and interest rate risk. The terms of certain structured notes may provide that a decline in the reference instrument may result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments. In addition, structured notes may charge fees and administrative expenses.

A credit-linked note is a type of structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity, the value of which is tied to the underlying reference asset. Like structured notes generally, investments in credit-linked notes are subject to the risk of loss of the principal investment and/ or periodic interest payments expected to be received from an investment in a credit-linked note in the event that one or more of the underlying obligations of a note default or otherwise become non-performing. To the extent the Fund invests in a credit-linked note that represents an interest in a single issuer or limited number of issuers, a credit event with respect to that issuer or limited number of issuers presents a greater risk of loss to the Fund than if the credit-linked note represented an interest in underlying obligations of multiple issuers.

Sustainable Investing Risk. Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Although Barrow Hanley seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. Barrow Hanley’s exclusion of certain investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well. Because Barrow Hanley evaluates ESG metrics when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG metrics. ESG metrics may prioritize long term rather than short term returns. There is a risk that the information that Barrow Hanley uses in evaluating an issuer may be incomplete, inaccurate or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, Barrow Hanley’s assessment of whether an issuer fits within its sustainability criteria is made at the time of purchase and as a result, there is a risk that the issuers identified by Barrow Hanley will not operate as anticipated and will no longer fit within Barrow Hanley’s sustainability criteria. Further, the regulatory landscape with respect to sustainable investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process with respect to sustainable investing.

U.S. Government Securities Risk. A Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Portfolio Holdings Disclosure

A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio holdings is available in the SAI.

MANAGEMENT OF THE FUNDS

Barrow, Hanley, Mewhinney & Strauss, LLC

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) is located at 2200 Ross Avenue, 31st Floor, Dallas, TX 75201, and serves, subject to supervision by the Board and the Fund’s investment adviser1, as the sub-adviser for the Funds. Barrow Hanley, a Delaware limited liability company, is registered as an investment adviser with the SEC and was founded in 1979. Barrow Hanley manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board. Barrow Hanley is an indirect wholly owned subsidiary of Perpetual Limited. As of December 31, 2024, Barrow Hanley had approximately $[ ] million in assets under management. As compensation for its services, the Adviser pays to Barrow Hanley a monthly base fee for its services, subject to any applicable reduction as described further in the Sub-Advisory Agreement and the SAI.

Fund Recoupment Arrangements

The Adviser has contractually agreed to waive fees and reimburse expenses of each Fund to the extent that total annual operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed amounts specified in each Fund Summary, as applicable. Generally, if it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Funds’ investment advisory agreement (the “Investment Advisory Agreement”).

Predecessor Fund Recoupment Arrangements

The Third Amended and Restated Expense Limitation Agreement dated June 13, 2024 between the Adviser and the Trust references a previous investment advisory agreement between each of the predecessor funds to which the Funds now serve as accounting successors (for purposes of this paragraph, the “Predecessor Funds”), and Perpetual US Services, LLC, doing business as PGIA (“Perpetual-PGIA”), who served as the investment adviser to the Predecessor Funds, pursuant to which Perpetual-PGIA agreed to waive fees and reimburse expenses to the extent necessary to limit the total operating expenses of each Predecessor Fund (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Predecessor Funds, shareholder servicing fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses, such as litigation (collectively, “excluded expenses”)). To the extent that Perpetual-PGIA waived the investment advisory fees and/or reimbursed each Predecessor Fund for such other ordinary expenses, the Adviser, on behalf of Perpetual-PGIA, may seek reimbursement of a portion or all such amounts from the Fund into which each such Predecessor Fund merged, at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. Any such recoupment may not cause a Fund’s ordinary operating expenses to exceed the expense limitation that was in place with respect to the Predecessor Fund when the fees were waived or expenses reimbursed. The Adviser will generally seek recoupment only in accordance with the terms of any expense limitation that is in place with respect to a Fund at the time of recoupment.

[1]

The Fund’s investment adviser is Perpetual Americas Funds Services (the “Adviser”), which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

As of September 30, 2024, the following Funds are subject to recoupment by the Adviser of fees previously waived or reimbursed by the Adviser or by Perpetual-PGIA, as applicable:

Fund Name	Total Amount Available for Recoupment			Amount of Recoupment expiring on September 30, 2027			Amount of Recoupment expiring on October 31, 2026	Amount of Recoupment expiring on October 31, 2025
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$	[	]	$	[	]	$183,228	$104,933
Barrow Hanley Credit Opportunities Fund	$	[	]	$	[	]	$304,910	$211,154
Barrow Hanley Emerging Markets Value Fund	$	[	]	$	[	]	$150,198	$225,225
Barrow Hanley Floating Rate Fund	$	[	]	$	[	]	$442,292	$257,663
Barrow Hanley International Value Fund	$	[	]	$	[	]	$173,297	$215,454
Barrow Hanley Total Return Bond Fund	$	[	]	$	[	]	$351,628	$184,792
Barrow Hanley US Value Opportunities Fund	$	[	]	$	[	]	$219,777	$143,065

Portfolio Management

The Funds are managed using a team-based approach. Each of the Funds is managed jointly and primarily by one or more investment professionals and may be supported by analysts. The members of the Funds’ management teams, and the name of the Fund for which each team member is responsible, are listed below.

Randolph Wrighton, Jr., CFA

Portfolio Manager and Analyst

Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund

Barrow Hanley Emerging Markets Value Fund

Barrow Hanley International Value Fund

Randolph Wrighton, Jr., CFA, Senior Managing Director, Head of International Equities, Equity Portfolio Manager and Analyst, serves as a portfolio manager of the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley Emerging Markets Value Fund and the Barrow Hanley International Value Fund. Mr. Wrighton joined Barrow Hanley in 2005. Prior to Barrow Hanley, he worked as an associate at Deutsche Bank Securities and as an intern analyst for both UTIMCO and New York based Perry Capital Management. He also served as a Captain in the U.S. Marine Corps from 1996-2000. Mr. Wrighton began his investment career at Barrow Hanley as a research analyst covering the Industrials, Energy, and Technology sectors. In 2006, Mr. Wrighton helped to lead the firm’s expansion into Non-U.S., Global and Emerging Market investment products. He is a member of the CFA Society of Dallas-Fort Worth. Mr. Wrighton holds an MBA from the University of Texas and a BA in Economics from Vanderbilt University.

Sherry Zhang, CFA

Portfolio Manager and Analyst

Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund

Barrow Hanley Emerging Markets Value Fund

Sherry Zhang, CFA, Managing Director, Equity Portfolio Manager and Analyst, serves as a portfolio manager of the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund and Barrow Hanley Emerging Markets Value Fund. Ms. Zhang joined Barrow Hanley in 2013 from Matthews Asia, where she was responsible for the analysis and recommendation of Asian stocks across numerous economic sectors. Ms. Zhang’s investment career includes analyst roles at Q Investments, ARC Communication, and Exxon Mobil Corporation. Her tenure at Q Investments included a two-year residency in China, where she gained firsthand experience overseeing operating companies located in emerging market economies. Ms. Zhang received her BBA in Finance, cum laude, as well as her MBA, from Baylor University.

David Feygenson

Portfolio Manager and Analyst

Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund

Barrow Hanley Emerging Markets Value Fund

David Feygenson, Managing Director, Equity Portfolio Manager and Analyst, serves as a portfolio manager of the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund and Barrow Hanley Emerging Markets Value Fund. Mr. Feygenson joined Barrow Hanley in 2017 from VanEck Global, where he was a senior analyst, covering emerging market equities. Prior to joining VanEck, Mr. Feygenson served as a portfolio manager/senior analyst at Mirae Asset Global Investments, one of South Korea’s largest asset managers. His career also includes a research position on the emerging markets team at Wellington Management Company. Mr. Feygenson earned a BS in Economics, magna cum laude, from the Wharton School of the University of Pennsylvania and an MSc in Finance and Economics from the London School of Economics.

Deborah Petruzzelli

Portfolio Manager and Analyst

Barrow Hanley Total Return Bond Fund

Deborah Petruzzelli, Managing Director, Fixed Income Portfolio Manager and Analyst, serves as a portfolio manager of the Barrow Hanley Total Return Bond Fund. Ms. Petruzzelli joined Barrow Hanley in 2003. She serves as Barrow Hanley’s structured securities portfolio manager for mortgage-backed, asset-backed, and commercial mortgage-backed securities. She is also an analyst for structured securities. During her investment career, Ms. Petruzzelli has served as managing director/senior portfolio manager for Victory Capital Management, Inc., where she was responsible for the management of ABS, CMBS, and whole-loan sectors for all client portfolios. She also had an active role in that firm’s development of a core plus strategy, leveraging the firm’s convertible equity management strengths. Prior to joining Victory, Ms. Petruzzelli worked for McDonald & Company Securities, Inc., as senior vice president for ABS syndication and traded ABS, CMO, and MBS. She earned a BSBA in Business Administration from Bowling Green State University.

Scott McDonald, CFA Portfolio Manager

Barrow Hanley Total Return Bond Fund

Scott McDonald, CFA, Senior Managing Director and Fixed Income Portfolio Manager, serves as a portfolio manager of the Barrow Hanley Total Return Bond Fund. Mr. McDonald joined Barrow Hanley in 1995. He was appointed Co-Head of Fixed Income in 2017. Mr. McDonald serves as the lead portfolio manager for Barrow Hanley’s Long Duration strategies, specializing in corporate and government bonds. He is a CFA charterholder and during his investment career, Mr. McDonald previously served as senior vice president and portfolio manager at Life Partners Group, Inc., managing corporate bonds, private placements, and mortgages. While with Life Partners, he was responsible for implementing the investment strategy for their life insurance and annuity assets. Prior to that, he was a credit supervisor and lending officer for Chase Bank of Texas. Mr. McDonald received an MBA from the University of Texas and a BBA from Southern Methodist University.

Justin Martin, CFA

Portfolio Manager and Analyst

Barrow Hanley Total Return Bond Fund

Justin Martin, CFA, Managing Director, Fixed Income Portfolio Manager and Analyst, serves as a portfolio manager of the Barrow Hanley Total Return Bond Fund. Mr. Martin joined Barrow Hanley in 2004 and has served as a credit analyst in fixed income since 2009. Prior to his work as a credit analyst, Mr. Martin’s work at the firm included market index research and portfolio analysis. He earned a BBA in Finance from Southern Methodist University. Mr. Martin is a CFA charterholder.

Matthew Routh, CFA

Portfolio Manager and Analyst

Barrow Hanley Total Return Bond Fund

Matthew Routh, CFA, Managing Director, Fixed Income Portfolio Manager and Analyst, serves as portfolio manager of the Barrow Hanley Total Return Bond Fund. Mr. Routh joined Barrow Hanley in 2013 and has served as a credit analyst since 2016. Prior to his work as a credit analyst, Mr. Routh’s work at the firm included portfolio analysis. Mr. Routh began his investment career in 2008 at Callan Associates, where he worked in fixed income research. He is a CFA charterholder. Mr. Routh earned a BA in Economics from the University of Texas and an MA in Economics from the University of California, Santa Barbara.

Nick Losey, CFA

Portfolio Manager and Analyst

Barrow Hanley Credit Opportunities Fund Barrow Hanley Floating Rate Fund

Nick Losey, CFA, Managing Director, Fixed Income Portfolio Manager and Analyst, serves as a portfolio manager of the Barrow Hanley Credit Opportunities Fund and the Floating Rate Fund. Mr. Losey joined Barrow Hanley in 2018. He serves as a portfolio manager, focusing on bank loans and high yield bonds. Mr. Losey was previously a portfolio manager at Whitebox Advisors, LLC and White Oak Global Advisors, LLC, where he focused on bank loans, high yield bonds, structured product CLO tranches, and equities. His investment career also includes serving as a portfolio manager at Highland Capital Management, LP. Mr. Losey earned a BBA from the University of Oklahoma and an MBA from Southern Methodist University, graduating magna cum laude. He is a CFA charterholder.

Chet Paipanandiker

Portfolio Manager and Analyst

Barrow Hanley Credit Opportunities Fund

Barrow Hanley Floating Rate Fund

Chet Paipanandiker, Managing Director, Fixed Income Portfolio Manager and Analyst, serves as a portfolio manager of the Barrow Hanley Credit Opportunities Fund and the Floating Rate Fund. Mr. Paipanandiker (Pai) joined Barrow Hanley in 2017. He serves as a portfolio manager, focusing on bank loans and high yield bonds. Mr. Pai was previously a portfolio manager at Whitebox Advisors, LLC and White Oak Global Advisors, LLC, where he focused on bank loans, structured product CLO tranches, high yield bonds, and equities. His investment career also includes serving as a portfolio manager and co-head of research at Highland Capital Management, LP. Mr. Pai earned a BBA from the University of Texas in the Business Honors and Engineering-Route-to-Business programs, graduating magna cum laude.

Michael Trahan, CFA Portfolio Manager and Analyst

Barrow Hanley Credit Opportunities Fund

Barrow Hanley Floating Rate Fund

Michael Trahan, CFA, Managing Director, Fixed Income Portfolio Manager and Analyst, serves as a portfolio manager of the Barrow Hanley Credit Opportunities Fund and the Floating Rate Fund. Mr. Trahan joined Barrow Hanley in 2018. He serves as a Fixed Income Portfolio Manager/Analyst, focusing on bank loans and high yield bonds. Mr. Trahan was previously a senior analyst at Carlson Capital, LP, where he focused on bank loans, high yield bonds, credit default swaps, and special situation/post reorganization equities. His investment career also includes serving as a senior portfolio analyst at Highland Capital Management, LP, and as an associate at PricewaterhouseCoopers. Mr. Trahan earned a BBA and an MPA (Master in Professional Accounting) from the University of Texas. He is a CFA charterholder and is also licensed as a Certified Public Accountant.

Mark Giambrone

Portfolio Manager and Analyst

Barrow Hanley US Value Opportunities Fund

Mark Giambrone, Executive Director, Head of U.S. Equities, Equity Portfolio Manager and Analyst, serves as a portfolio manager of the Barrow Hanley US Value Opportunities Fund. Mr. Giambrone joined Barrow Hanley in 1999. Prior to joining Barrow Hanley, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone graduated summa cum laude from Indiana University with a BS in Business and received an MBA from the University of Chicago.

Michael Nayfa, CFA

Portfolio Manager and Analyst

Barrow Hanley US Value Opportunities Fund

Michael Nayfa, CFA, Managing Director, Equity Portfolio Manager and Analyst, serves as a portfolio manager of the Barrow Hanley US Value Opportunities Fund. Mr. Nayfa joined Barrow Hanley in 2008. His experience includes work as an analyst at HBK and institutional equity sales at Natexis Bleichroeder. Mr. Nayfa began his career in institutional sales at Sidoti & Company, LLC. He holds an MBA from the University of Texas, as well as a BBA in Finance from Texas Christian University, and is a CFA charterholder.

Terry Pelzel, CFA

Portfolio Manager and Analyst

Barrow Hanley US Value Opportunities Fund

Terry Pelzel, CFA, Managing Director, Equity Portfolio Manager and Analyst, serves as a portfolio manager of the Barrow Hanley US Value Opportunities Fund. Mr. Pelzel joined Barrow Hanley in 2010. During his investment career, he served as a senior portfolio analyst at Highland Capital Management, LP and as a financial analyst at Houlihan, Lokey, Howard & Zukin, Inc. Mr. Pelzel graduated from Texas A&M University, where he earned his BBA in Finance, magna cum laude. He is also a CFA charterholder.

Patrik Wibom

Portfolio Manager and Analyst

Barrow Hanley International Value Fund

Patrik Wibom, Managing Director, Equity Portfolio Manager and Analyst serves as a portfolio manager of the Barrow Hanley International Value Fund. Mr. Wibom joined Barrow Hanley in 2019 from Ivaldi Capital LLP in London, where he was a partner and portfolio manager, and was responsible for a Europe-focused fundamental equity strategy. Prior to this role, Mr. Wibom served as an investment manager at Eton Park International LLP for eight years, where he was a senior member of the European equity team. Mr. Wibom began his career at Goldman Sachs & Co. in New York in investment banking. He has 16 years of investment experience. Mr. Wibom received an MSc in Economics and Business, with a major in Finance, from the Stockholm School of Economics.

Investment Adviser, Administrator, Transfer Agent, Custodian, and Distributor

Perpetual Americas Funds Services1 serves as the investment adviser to the Funds. Its principal place of business is 1 Congress Street, Suite 3101 Boston, MA, 02114. The Adviser is an indirect wholly owned subsidiary of Perpetual Limited. Perpetual Limited is a diversified financial services company that has been serving Australians since 1886. The Adviser is an investment adviser registered with the SEC in the U.S. under the Investment Advisers Act of 1940, as amended. As adviser to the Funds, subject to the Board’s supervision, the Adviser continuously reviews, supervises, and administers each Fund’s investment program. The Adviser also ensures compliance with each Fund’s investment policies and guidelines. For its services, the Adviser is entitled to a management fee, as set forth below, which is calculated daily and paid monthly based on the average daily net assets of each Fund. As of September 30, 2024, the Adviser had approximately $11.18 billion in assets under management.

[1]	The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Under the Funds’ Investment Advisory Agreement, the Adviser is paid an annual management fee from each Fund as follows:

Fund	Management Fee (as percentage of average daily net assets)
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	[0.93	]%
Barrow Hanley Total Return Bond Fund	[0.35	]%
Barrow Hanley Credit Opportunities Fund	[0.60	]%
Barrow Hanley Floating Rate Fund	[0.45	]%
Barrow Hanley US Value Opportunities Fund	[0.55	]%
Barrow Hanley Emerging Markets Value Fund	[0.87	]%
Barrow Hanley International Value Fund	[0.66	]%

Disclosure regarding the basis for the Board’s approval of the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds, is available in the Funds’ Form N-CSR filing for the period ending September 30, 2024. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Funds’ Administrator and Fund Accounting Agent, Transfer Agent, and Custodian. The Funds have entered into a distribution agreement with Perpetual Americas Funds Distributors, LLC (the “Distributor”), 3 Canal Plaza, Suite 100, Portland, Maine 04101, to distribute shares of the Funds.

YOUR ACCOUNT

Pricing Your Shares

When you buy and sell shares of a Fund, the price of the shares is based on the Fund’s net asset value per share (“NAV”) next determined after the order is received.

Calculating the Fund’s NAV

The NAV is calculated at the close of trading of the NYSE, normally 4:00 p.m. Eastern time (“ET”)/3:00 p.m. Central time (“CT”), on each day that the NYSE is open for business. The NYSE is closed on the following days: Saturdays and Sundays; U.S. national holidays including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Your order to purchase or sell shares is priced at the next NAV calculated after your order is received and deemed to be in good order by the Funds’ Transfer Agent or a financial intermediary. Only purchase orders received and deemed to be in good order by the Funds’ Transfer Agent before 4:00 p.m. ET/3:00 p.m. CT will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. ET/3:00 p.m. CT. When that happens, purchase requests received by the Funds or a financial intermediary after the NYSE closes will be effective the following Business Day. The NAV of a Fund may change every day.

A purchase, redemption, or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed, and delivered. Requests must include the following:

•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions and exchanges (other than telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable; and

•

Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 866-260-9549 (toll free) or 312-557-5913 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless you have provided all information required by the Funds’ “Customer Identification Program” as described below.

Valuing the Funds’ Assets

The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Each Fund generally uses pricing services to determine the market value of securities. Non-U.S. securities, currencies, and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars at the prevailing exchange rate of such currencies against the U.S. dollar as provided by an approved independent pricing service.

In compliance with Rule 2a-5 of the 1940 Act, the Board has designated the Adviser as the Funds’ “valuation designee” with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable. The Adviser, in its role as the valuation designee, has established an internal committee (the “Committee”) comprised of select officers and staff of the Adviser to discharge its responsibilities under the Trust’s valuation procedures (the “Valuation Procedures”).

If market quotations for a security are not available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or non-U.S. exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser, as valuation designee, will value a Fund’s assets at their fair value according to the Valuation Procedures approved by the Board. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, such security’s fair value will be determined by the Adviser using the Valuation Procedures, subject to oversight by the Board.

In addition, fair value pricing may be used if events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Fund may use a systematic valuation model provided by a third-party pricing service to fair value its international equity securities.

Without a fair value price, short-term investors could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Non-U.S. markets in which a Fund buys securities may be open on days the U.S. markets are closed, causing a Fund’s NAV to change even though the Fund is closed. On days when the U.S. markets are closed, a Fund’s shareholders will not be able to purchase or sell Fund shares. While fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities, there is no assurance that fair value pricing policies will prevent dilution of the NAV by short-term investors. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

How to Purchase Shares

Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the Funds. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or a non-U.S. trust or estate, corporation, or partnership. Investment in the Funds by non-U.S. investors may be permitted on a case-by-case basis, at the sole discretion of the Funds.

You may purchase shares directly from the Funds or through your broker or financial intermediary on any day the NYSE is open, subject to certain restrictions described below. Purchase requests received in good order by the Funds’ Transfer Agent or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the close of the NYSE) will be effective at that day’s share price. Purchase requests received in good order by the Funds or a financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following Business Day. You may invest any amount you choose, as often as you wish, subject to the minimum initial and minimum additional investment as stated in this prospectus. The Funds may accept initial investments smaller than the minimum initial investment amounts from eligible retirement account investors and in connection with the Funds’ participation in third-party distribution platforms and in certain other instances at their discretion.

Share Classes

The Funds offer multiple share classes. Each Fund offers four classes of shares through this Prospectus: Institutional, Advisor, Investor and Z Shares. Each class of shares of each Fund has the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. Your financial intermediary can help you determine which share class to purchase. You should choose a share class for which you are eligible, with the expense structure that best meets your needs.

The principal differences among the classes are as follows:

	Institutional	Advisor	Investor	Class Z
Minimum Initial Investment	$100,000	None	None	$10,000,000
Minimum Subsequent Investment	None	None	None	None
Sub- Accounting/Sub-Transfer Agency Expenses	Yes. Expenses may vary depending on the arrangements with financial intermediaries that offer Fund shares. Expenses are incurred pursuant to “fee for service” arrangements with financial intermediaries.	None	None	None
Distribution (Rule 12b-1) Fees	None	0.10%	0.25%	None
Sales Charge (Load)	None	None	None	None
Redemption Fees	None	None	None	None

Institutional Shares of the Funds are primarily for institutional investors investing for their own or their customers’ accounts, and for investments made though financial institutions or intermediaries that typically require sub-accounting, sub-transfer agency, shareholder services payments and/or recordkeeping payments from the Fund for some or all of their underlying investors (“sub-transfer agency fees”). Institutional Shares are expected to bear certain expenses associated with sub-transfer agency fees, which amounts may vary between the Funds. The minimum initial investment for Institutional Shares is $100,000. If you purchase Institutional Shares, you will not pay a sales charge at the time of purchase and you will not pay a 12b-1 fee. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds.

Your financial intermediary can help you determine whether you are eligible to purchase Institutional Shares. Eligible Institutional Share investors primarily include:

•	individuals and institutional investors with a minimum initial investment of $100,000;

•

employer sponsored retirement plans, pooled investment vehicles, clients of financial institutions or intermediaries which charge such clients a fee for advisory, investment consulting, or similar services or have entered into an agreement with the Funds or the Distributor to offer such shares though an investment platform;

•	clients of trust companies where the trust company is acting in fiduciary capacity, as agent, or as custodian;

•	investors through certain brokerage platforms in which an investor transacting through a broker may be required to pay commission and/or other forms of compensation to the broker;

•

officers, trustees, and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code of 1986, as amended (the “Code”)), of the Funds and the Adviser, and its subsidiaries and affiliates;

•

Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, if a contract exists between the Distributor and/or its affiliates and the state sponsor of the program or one of its service providers, to provide the program:

•	services relating to operating the program; and/or

•	Fund shares for purchase which require sub-transfer agency fees from the Fund.

•

Advisory programs where the shares are acquired on behalf of program participants in connection with a comprehensive fee or other advisory fee arrangement between the program participant and a registered broker dealer or investment adviser, trust company, bank, family office, or multifamily office (referred to as the “Sponsor”) on behalf of program participants if:

•	the program participant pays the Sponsor a fee for investment advisory or related services, under a comprehensive fee or other advisory fee arrangement; and

•	the Sponsor or the broker-dealer through which the Fund’s shares are acquired has an agreement with the Distributor.

•	Other investors for which the Fund or the Distributor has pre-approved the purchase.

Advisor Shares of the Funds are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts. There is no minimum investment amount required for Advisor Shares. If you purchase Advisor Shares of the Funds, you will not pay a sales charge at the time of purchase or sub-transfer agency fees, but you will pay a 12b-1 fee not exceeding ten basis points (0.10%) of each Fund’s average daily net assets. Your financial intermediary can help you determine if you are eligible to purchase Advisor shares. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds.

Investor Shares of the Funds are primarily for certain individual investors and investments made through financial institutions or intermediaries. There is no minimum investment amount required for Investor Shares. If you purchase Investor Shares of the Funds, you will not pay a sales charge at the time of purchase or sub-transfer agency fees, but you will pay a 12b-1 fee not exceeding twenty-five basis points (0.25%) of a Fund’s average daily net assets. Your financial intermediary can help you determine if you are eligible to purchase Investor shares. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds.

Class Z Shares of the Funds require a minimum initial investment of $10,000,000. If you purchase Class Z

Shares, you will not pay a sales charge at the time of purchase, a 12b-1 fee or sub-transfer agency fee. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds.

The following categories of investors and accounts may buy Class Z Shares of each Fund, provided that they do not require or receive sub-accounting or recordkeeping payments from the Fund:

•

Institutional investors, including, but not limited to, employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), endowments, foundations, insurance company general accounts, insurance company separate accounts, local, city, and state governmental institutions, and other tax-exempt entities that meet the requirements for qualification under Section 501 of the Code.

•	Unaffiliated U.S. registered mutual funds including those that operate as “fund of funds,” collective trust funds, investment companies or other pooled investment vehicles.

•	Other investors for which the Fund or the Adviser has pre-approved the purchase.

The following categories of investors and accounts qualify to buy Class Z Shares of each Fund but the $10 million investment minimum is waived:

•	Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs) that invest through a record-keeper or third party retirement platform.

•

Advisory programs where the shares are acquired on behalf of program participants in connection with a comprehensive fee or other advisory fee arrangement between the program participant and a registered broker dealer or investment adviser, trust company, bank, family office, or multi-family office (referred to as the “Sponsor”) on behalf of program participants if:

•	the program participant pays the Sponsor a fee for investment advisory or related services, under a comprehensive fee or other advisory fee arrangement; and

•	the Sponsor or the broker-dealer through which the Fund’s shares are acquired has an agreement with the Distributor.

•

Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, if a contract exists between the Distributor and/or its affiliates and the state sponsor of the program or one of its service providers, to provide the program:

•	services relating to operating the program; and/or

•	Fund shares for purchase which require sub-transfer agency fees from the Fund.

•

Clients (other than defined contribution employer sponsored retirement plans) of an institutional consultant where (a) the consultant has undertaken to provide certain services directly to the client with respect to the client’s investment in the Fund and (b) the Fund or the Distributor has notified that consultant in writing that the proposed investment is permissible.

•	Investment companies or other pooled vehicles that are managed by the Adviser or its affiliates.

•

Officers, trustees, and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Code, of the Funds and the Adviser, and its subsidiaries and affiliates.

•	Existing institutional separate account clients of the Adviser or its affiliates.

•	Investors for whom the Fund or the Adviser determines that a strategic reason exists for such a waiver.

•	Investors with an account which the Fund or the Adviser believes will grow to meet the investment minimum in the future.

The Funds reserve the right to modify or waive the eligibility requirements and investment minimums at any time.

Customer Identification Program: Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, the Funds will ask for your name, residential address, date of birth, government identification number, and other information that will allow us to identify you. For legal entity customers, we will also ask that any individual(s) who, directly or indirectly, owns 25% or more of the entity and one individual who has significant responsibility to control, manage, or direct the legal entity be identified. The Funds also may ask to see your driver’s license or other identifying documents.

If we do not receive the required information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. Once the Funds are able to verify your identity, your investment will be accepted and processed at the next determined NAV. However, if we are unable to verify your identity, each Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is liquidated. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment. If your account is closed at the request of governmental or law enforcement authorities, the Funds may be required by the authorities to withhold the proceeds.

Purchases Through Financial Intermediaries

You may make initial and subsequent purchases of shares of the Funds through a financial intermediary, such as an investment adviser or broker-dealer, bank, or other financial institution that purchases shares for its customers. The Funds may authorize certain financial intermediaries to receive purchase and sale orders on its behalf. Before investing in the Funds through a financial intermediary, you should read carefully any materials provided by the intermediary together with this prospectus.

When shares are purchased this way, the financial intermediary may:

•	charge a fee for its services;

•	act as the shareholder of record of the shares;

•	set different minimum initial and additional investment requirements;

•	impose other charges, commissions, or restrictions;

•	designate intermediaries to accept purchase and sale orders on the Funds’ behalf; or

•	impose an earlier cut-off time for purchase and redemption requests.

Each Fund considers a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes before 4:00 p.m. ET/3:00 p.m. CT). These orders will be priced based on the Fund’s NAV next computed after such order is received by the financial intermediary.

Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and the Funds. Certain intermediaries may receive compensation from the Funds, the Adviser, or their affiliates.

Compensation to Financial Intermediaries

It is expected that Institutional Class, Advisor Class, Investor Class and Class Z shares of the Funds will make payments, or reimburse the Adviser or its affiliates for payments they make, to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services (sometimes referred to as “sub-transfer agency” or “sub-TA” services). The amount of such payments and/or reimbursement is subject to the caps established by the Board and is reviewed by the Trustees periodically.

Although the nature and extent of sub-transfer agency services provided to shareholders and the amount of sub-transfer agency fees charged to each class will vary among financial intermediaries, Institutional Class, Advisor Class, Investor Class and Class Z shares each bear sub-accounting expenses on a class-wide basis. This means that the sub-transfer agency fees you bear as a Fund shareholder may be greater than the sub-transfer agency fees charged by your financial intermediary to the Fund with respect to your investment. Advisor Class and Investor Class shares may make sub-transfer agency payments out of amounts authorized under distribution plans to be adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The Adviser also may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries for sub-transfer agency services they provide to their clients or customers that hold shares of the Funds. Payments generally are based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement.

Additional information concerning payments the Funds, the Adviser or their affiliates may make to financial intermediaries, and the services provided by financial intermediaries, can be found in the SAI under “Payments to Financial Intermediaries.”

Fund Direct Purchases

You also may open a shareholder account directly with the Funds. You can obtain a copy of the New Account Application by calling the Funds at 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business. You may invest in the following ways:

By Wire

To Open a New Account:

•	Complete a New Account Application and send it to:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

Overnight Address:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

333 South Wabash Avenue

Attn: Funds Center, Floor 38 Chicago, IL 60604

•	You must also call 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business to place an initial purchase via phone or provide an initial purchase Letter of Instruction.

•

Wire funds for your purchase. A wire will be considered made when the money is received and the purchase is accepted by the Funds. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Funds or the Transfer Agent. Wires must be received prior to 4:00 pm ET to receive the current day’s NAV.

•

Only the listed street address should be used for overnight delivery, and not the P.O. Box address. Please note that receipt by the US Post Office does not constitute delivery to or receipt by the Funds or the Transfer Agent.

To Add to an Existing Account:

•	Call 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business or provide a subsequent purchase Letter of Instruction.

•	Have your bank wire federal funds or effect an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

Northern Trust Account #5201682900

Shareholder Account #PAFT1056 (ex. PAFT10561234567)

Shareholder Name:

By Directed Reinvestment

Your dividend and capital gain distributions will be automatically reinvested unless you indicate otherwise on your application.

•	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

•	Reinvestments can only be directed to an existing Fund account.

Other Purchase Information

The Funds reserve the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your wire does not clear, you will be responsible for any loss incurred by a Fund. If you are already a Fund shareholder, the Fund reserves the right to redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred or money owed to the Fund. You also may be prohibited or restricted from making future purchases in the Funds.

Lost Shareholders, Inactive Accounts, and Unclaimed Property

It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent at 1-866-260-9549 (toll free) or 312-557-5913 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

How to Redeem Shares

You may redeem all or part of your investment in a Fund on any day the NYSE is open, subject to certain restrictions described below. Redemption requests received by the Funds’ Transfer Agent or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/ 3:00 p.m. CT) will be effective that day. Redemption requests received by the Funds’ Transfer Agent or a financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following Business Day.

The price you will receive when you redeem your shares will be the NAV next determined after the Funds receive your properly completed order to sell. You may receive proceeds from the sale by check, bank wire transfer, or direct deposit into your bank account and in certain cases, payment may be made in securities of a Fund as described in “Additional Information About Redemptions”. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. Redemption-in-kind proceeds are limited to securities that are traded on a public securities market or are limited to securities for which quoted bid and ask prices are available. They are distributed based on a weighted-average pro-rata basis of a Fund’s holdings to the redeeming shareholder. Each Fund typically expects that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time your redemption request is received. A financial intermediary may charge a transaction fee to redeem shares. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account. The Funds typically expect to hold cash or cash equivalents to meet redemption requests. A Fund also may use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit that may be used to meet redemption requests during stressed market conditions.

Redemptions Through a Financial Intermediary

If you purchased shares from a financial intermediary, you may sell (redeem) shares by contacting your financial intermediary.

Redeeming Directly from the Fund

If you purchased shares directly from the Funds and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

By Mail

•	Send a written request to:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

333 South Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

•	The redemption request must include:

1.	The number of shares or the dollar amount to be redeemed;

2.	The Fund account number; and

3.	The signatures of all account owners signed in the exact name(s) and any special capacity in which they are registered.

•	A Medallion Signature Guarantee (see below) is required but may be waived in certain (limited) circumstances if:

1.	The proceeds are to be sent elsewhere than the address of record, or

2.	The redemption is requested in writing and the amount is greater than $100,000.

•

Only the listed street address should be used for overnight delivery, and not the P.O. Box address. Please note that receipt by the US Post Office does not constitute delivery to or receipt by the Funds or the Transfer Agent.

By Wire

If you authorized wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

•	Call the Transfer Agent at 866-260-9549 (toll free) or 312-557-5913 for instructions.

•	The minimum amount that may be redeemed by this method is $250.

By Telephone

Telephone privileges are automatically established on your account unless you indicate otherwise on your New Account Application.

•	Call 866-260-9549 (toll free) or 312-557-5913 to use the telephone privilege.

•	If your account is already opened and you wish to add the telephone privilege, send a written request to:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

333 South Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

•	The written request to add the telephone privilege must be signed by each owner of the account and must be accompanied by signature guarantees.

•

Only the listed street address should be used for overnight delivery, and not the P.O. Box address. Please note that receipt by the US Post Office does not constitute delivery to or receipt by the Funds or the Transfer Agent.

Neither the Funds, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost, or expenses in acting on such telephone instructions. You will bear the risk of any such loss. The Funds, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions, and/or digitally recording telephone instructions. The Funds may terminate the telephone procedures at any time. During periods of extreme market activity, it is possible that you may encounter some difficulty in telephoning us. If you are unable to reach us by telephone, you may request a sale by mail.

Medallion Signature Guarantee

Some circumstances may require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing. The recognized medallion program is Securities Transfer Agent Medallion Program. SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THIS PROGRAM WILL NOT BE ACCEPTED. The Medallion Signature Guarantee must cover the amount of the requested transaction. There are several different guarantee amounts, so it is important to acquire a guarantee amount equal to or greater than the amount of the transaction. If the surety bond of the Medallion Guarantee is less than the transaction amount, your request may be rejected.

An original Medallion Signature Guarantee is generally required, but may be waived in certain (limited) circumstances if any of the following applies:

•	the redemption is requested in writing and the amount redeemed is greater than $100,000;

•

information on your investment application has been changed, including the name(s) or the address on your account or the name or address of a payee has been changed within 30 days of your redemption request;

•	proceeds or shares are being sent/transferred from a joint account to an individual’s account; or

•	proceeds are being sent via wire or ACH and bank instructions have been added or changed within 30 days of your redemption request.

If your written request is for redemption greater than $5 million, call 866-260-9549 (toll free) or 312-557-5913 for Medallion Signature Guarantee requirements.

Additional Information About Redemptions

The Funds typically expect that they will pay redemption proceeds by check or electronic transfer within seven (7) calendar days after receipt of a proper redemption request although proceeds normally are paid within three (3) Business Days. If you are redeeming shares that have been purchased via ACH, the Funds may hold redemption proceeds until the purchase amount has been collected, which may be as long as five (5) Business Days after purchase date. For shares recently purchased by check, redemption proceeds may not be available until the check has cleared which may take up to five (5) days for the date of purchase. To eliminate this delay, you may purchase shares of a Fund by wire. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the SEC, the Funds may suspend redemptions or postpone payment of redemption proceeds. The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in both regular and stressed market conditions.

At the discretion of the Funds or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

Generally, all redemptions will be for cash. However, if you redeem shares worth over the lesser of $250,000 or 1% of the NAV of a Fund, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund. Shareholders may incur brokerage charges on the sale of any securities distributed in lieu of cash and will bear market risk until the security is sold. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders. A redemption of shares is generally a taxable event for shareholders, regardless of whether the redemption request is satisfied in cash or in kind. As with any security, a shareholder will also bear taxes on any capital gains from the sale of a security received in a redemption in kind.

Involuntary Redemptions of Your Shares

If your account balance drops below $100,000 in the case of Institutional Shares, $250 in the case of Advisor Shares, $250 in the case of Investor Shares, or $10,000,000 in the case of Class Z Shares because of redemptions you may be required to sell your shares. The Funds will provide you at least thirty (30) days’ written notice to give you sufficient time to add to your account and avoid the sale of your shares.

How to Exchange Shares

You may exchange your shares for the same share class of another Fund on any Business Day by contacting the Funds directly by mail or telephone by calling 1-866-260-9549 (toll free) or 312-557-5913. The exchange privilege may be changed or canceled at any time upon sixty (60) days’ written notice.

You may also exchange your shares of one class of a Fund for shares of another class of the same Fund, provided that you qualify as an eligible investor for the requested class at the time of the exchange. Investors are responsible for initiating an exchange request and all exchanges are subject to meeting any investment minimum or eligibility requirements. If you hold shares through a financial intermediary, your financial intermediary also may initiate an exchange between share classes in certain circumstances. You should consult your financial intermediary for details and read carefully any materials provided by the intermediary along with this prospectus. The Funds do not charge a fee for this privilege.

The Funds reserve the right to eliminate this exchange privilege at any time at its discretion and may refuse exchanges by any person or group if, in the Funds’ judgment, the Funds would potentially be adversely affected. Before making an exchange request, you should read the prospectus carefully, particularly since fees and expenses differ from one class to another. An exchange between classes of shares of the same Fund is generally not taxable for U.S. federal income tax purposes. However, investors generally will realize a taxable gain or loss when exchanging shares of a Fund for shares of another Fund. The Funds do not provide tax advice; you should consult your own tax advisor. If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds’ policy on excessive trading, see “Market Timing Policy” below.

Market Timing Policy

Each Fund is intended to be a long-term investment. Excessive purchases and redemptions of shares of a Fund in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term or efficient portfolio management strategies and increase the expenses of the Fund, to the detriment of long-term investors. Because each Fund invests its assets in non-U.S. securities, investors may seek to take advantage of time zone differences between the non-U.S. markets on which a Fund’s portfolio securities trade and the time at which the NAV is calculated. For example, a market-timer may purchase shares of a Fund based on events occurring after non-U.S. market closing prices are established but before the NAV calculation, that are likely to result in higher prices in non-U.S. markets the next day. The market-timer would then redeem the Fund’s shares the next day when a Fund’s share price would reflect the increased prices in non-U.S. markets, realizing a quick profit at the expense of long-term Fund shareholders.

Excessive short-term trading may: (1) require a Fund to sell securities in the Fund’s portfolio at inopportune times to fund redemption payments, (2) dilute the value of shares held by long-term shareholders, (3) cause a Fund to maintain a larger cash position than would otherwise be necessary, (4) increase brokerage commissions and related costs and expenses, and (5) generate additional tax liability. Accordingly, the Board of Trustees has adopted policies and procedures that seek to restrict market timing activity. Under these policies, the Funds periodically examine transactions that exceed monetary thresholds or numerical limits within certain time periods. If a Fund believes, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, a Fund may, with or without prior notice to the investor, reject further purchase or exchange orders from that investor, and disclaim responsibility for any consequential losses that the investor may incur related to the rejected purchases. Alternatively, the Funds may limit the amount, number, or frequency of any future purchases or exchanges and/or the method by which an investor may request future purchases and redemptions. A Fund’s response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Fund. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments, the Funds believes it is acting in a manner that is in the best interests of shareholders.

Financial intermediaries may establish omnibus accounts with the Funds through which they place transactions for their customers. Omnibus accounts include multiple investors and typically provide the Funds with a net purchase or redemption. The identity of individual investors ordinarily is not known to or tracked by the Funds. The Funds will enter into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing.

The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. While the Funds may monitor transactions at the omnibus account level, the netting effect makes it more difficult to identify and eliminate market-timing activities in omnibus accounts. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with a Fund may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

Distribution Plans

The Funds have adopted a plan under Rule 12b-1 that authorizes Advisor Class and Investor Class shares to pay distribution fees. Fees under the plan will not exceed 0.10% for Advisor shares and 0.25% for Investor shares. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS

Fund Policy

On an annual basis, each of the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley US Value Opportunities Fund, Barrow Hanley Emerging Markets Value Fund and Barrow Hanley International Value Fund distributes substantially all of its net investment income to shareholders in the form of dividends. On a quarterly basis, each of the Barrow Hanley Total Return Bond Fund, Barrow Hanley Credit Opportunities Fund and Barrow Hanley Floating Rate Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. Each Fund may distribute income dividends and capital gains more frequently, if necessary, to reduce or eliminate U.S. federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of a Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within five business days after the payable date.

Any undelivered checks or checks that are not cashed for six months may be deemed legally abandoned if an attempt to reach you to request a reissue of the check is not successful. The proceeds will then be escheated (transferred) to the appropriate state’s unclaimed property administration in accordance with statutory requirements.

TAXES

Distributions

The following information is provided to help you understand the U.S. federal income taxes you may have to pay on income dividends and capital gains distributions from a Fund, as well as on gains realized from your redemption of Fund shares. This discussion is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about U.S. federal, state or local, or non-U.S. tax consequences before making an investment in a Fund.

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, a Fund will not be subject to U.S. federal income taxes to the extent it timely distributes all of its net investment income and any net realized capital gains.

For U.S. federal income tax purposes, distributions of net investment income are taxable generally as ordinary income although certain distributions of qualified dividend income paid to a non-corporate U.S. shareholder may be subject to income tax at the applicable rate for long-term capital gain.

Distributions of net capital gains (that is, the excess of net realized gains from the sale of investments that a Fund owned for more than one year over the net realized losses from investments that a Fund owned for one year or less) that are properly reported by a Fund as capital gain dividends will generally be taxable as long-term capital gain regardless of how long you have held your shares in the Fund.

Distributions of net realized short-term capital gain (that is, the excess of net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain to a corporate shareholder is taxed at the same rate as ordinary income.

If you are a taxable investor and invest in a Fund shortly before it makes a distribution, some of your investment may be returned to you in the form of a taxable distribution. Fund distributions will reduce the NAV per share. Therefore, if you buy shares after a Fund has experienced appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is commonly known as “buying a dividend.”

Distributions from a Fund (both taxable income dividends and capital gains) are normally taxable to you as ordinary income or long-term capital gains, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax). Due to the nature of the investment strategies used, distributions by a Fund generally are expected to consist primarily of income dividends and net realized capital gains; however, the nature of a Fund’s distributions could vary in any given year.

Each Fund will mail to each shareholder after the close of the calendar year a U.S. Internal Revenue Service (“IRS”) Form 1099 setting forth the U.S. federal income tax status of distributions made during the year. Income dividends and capital gains distributions also may be subject to state and local taxes.

Selling Shares

Selling, redeeming or exchanging your shares may result in a realized capital gain or loss, which is generally subject to U.S. federal income tax. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. For individuals, any long-term capital gains you realize from selling, redeeming, or exchanging Fund shares currently are taxed at preferential income tax rates. Short-term capital gains are taxed at ordinary income tax rates. For shares acquired on or after January 1, 2012, each Fund (or relevant broker or financial adviser) is required to compute and report to the IRS and furnish to Fund shareholders cost basis information when such shares are sold, redeemed, or exchanged. Each Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your U.S. federal and state income tax returns. A Fund’s shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

Backup Withholding

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that: (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You also may be subject to withholding if the IRS instructs a Fund to withhold a portion of your distributions or proceeds. You should be aware that a Fund may be fined by the IRS for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, a Fund may make a corresponding charge against the account.

Non-U.S. Taxes

Income, proceeds and gains received by a Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities. In certain instances, a Fund may elect to permit shareholders to claim a credit or deduction (but not both) for foreign taxes (if any) borne with respect to non-U.S. securities income earned by a Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by a Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to federal income tax, and those who hold their Fund shares through tax-advantaged arrangements, generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Tax Status for Retirement Plans and Other Tax-Advantaged Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-advantaged account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should consult with your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Net Investment Income Tax

An additional 3.8% tax may be imposed on distributions you receive from a Fund and gains from selling, redeeming, or exchanging your Fund shares.

SHAREHOLDER REPORTS AND OTHER INFORMATION

The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Funds at 866-260-9549 (toll free) or 312-557-5913 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

FINANCIAL HIGHLIGHTS [** To be updated by amendment**]

The following Financial Highlights tables are intended to help you understand the financial performance of each class of shares of each Fund and their predecessor funds, as applicable, for the past five fiscal years or for the life of the predecessor fund, if shorter. Some of this information reflects financial information for a single Fund share. Financial information for the periods prior to August 19, 2024 represents the past financial information of the applicable Fund’s predecessor fund.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. The financial information for the period ended September 30, 2024, has been audited by [ ], [ ], the independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Form N-CSR filing. You can obtain the Form N-CSR filing, which contains more performance information, at no charge by calling 866-260-9549.

The financial information for the Funds’ fiscal years ended October 31, 2023 and prior were audited by the predecessor funds’ independent registered public accounting firm.

Perpetual Americas Funds Trust

Notice of Privacy Policy & Practices

I. Safeguarding Privacy

We recognize and respect the privacy expectations of each of our investors and we believe the confidentiality and protection of investor information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Trust.

II. Information We Collect And Sources Of Information

We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

•	Information we receive from you on applications or other forms (e.g. your name, address, date of birth, social security number and investment information);

•	Information about your transactions and experiences with us and our affiliates (e.g. your account balance, transaction history and investment selections); and

•	Information we obtain from third parties regarding their brokerage, investment advisory, custodial or other relationship with you (e.g. your account number, account balance and transaction history.

III. Information We Share With Service Providers

We may disclose all non-public personal information we collect, as described above, to companies (including affiliates) that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services provided they use the information solely for these purposes and they enter into confidentiality agreements regarding the information.

IV. Information We May Share With Affiliates

If we have affiliates which are financial service providers that offer investment advisory, brokerage and other financial services, we may (subject to Board approval) share information among our affiliates to better assist you in achieving your financial goals.

V. Safeguarding Customer Information

We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.

We will limit the collection and use of non-public customer information to the minimum necessary to deliver superior service to our customers which includes advising our customers about our products and services and to administer our business.

We will permit only authorized employees who are trained in the proper handling of non-public customer information to have access to that information.

We will not reveal non-public customer information to any external organization unless we have previously informed the customer in disclosures or agreements, have been authorized by the customer or are required by law or our regulators.

We value you as a customer and take your personal privacy seriously. We will inform you of our policies for collecting, using, securing and sharing nonpublic personal information the first time we do business and, except as described below, every year that you are a customer of the Trust, or anytime we make a material change to our privacy policy.

We may combine a privacy notice with another document (for example, an account statement, annual report, prospectus, trade confirmation) or may deliver the notice electronically where appropriate consent has been obtained. We generally will not deliver an annual notice as long as (i) we disclose non-public personal information only as described above policy, and (ii) we have not changed our policies and practices with regard to disclosing non-public personal information from the policies and practices that were disclosed in the most recent disclosure sent to consumers pursuant to this policy.

Investment Sub-Adviser

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, Texas 75201

Investment Adviser

Perpetual Americas Funds Services

1 Congress Street, Suite 3101

Boston, Massachusetts 02114

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

[ ]

[ ]

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street Boston,

Massachusetts 02199

Distributor

Perpetual Americas Funds Distributors, LLC

3 Canal Plaza, Suite 100 Portland,

Maine 04101

For Additional Information, call 866-260-9549 (toll free) or 312-557-5913

To Learn More

Several additional sources of information are available to you. The Statement of Additional Information (“SAI”), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations.

Additional information about a Fund’s investments is available in the Trust’s annual and semi-annual report to shareholders and in Form N-CSR. In a Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find a Fund’s annual and semi-annual financial statements.

Call the Funds at 866-260-9549 (toll free) or 312-557-5913 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the Funds are open for business to request free copies of the SAI and the Trust’s annual and semiannual reports, to request other information about the Funds and to make shareholder inquiries. You may also visit the Funds on the web at www.Perpetual.com to obtain free copies of the Trust’s SAI and annual and semiannual reports. Or write to the Trust at:

Perpetual Americas Funds Trust c/o

The Northern Trust Company P.O.

Box 4766

Chicago, Illinois 60680-4766

You may obtain reports and other information about the Funds on the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File Number: 811-23615

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state or jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION

Dated November 29, 2024

JOHCM EMERGING MARKETS DISCOVERY FUND Institutional Shares (JOMMX) Advisor Shares (JOMEX) Investor Shares (Not currently offered) Class Z Shares (Not currently offered)	JOHCM INTERNATIONAL OPPORTUNITIES FUND Institutional Shares (JOPSX) Advisor Shares (Not currently offered) Investor Shares (Not currently offered) Class Z Shares (Not currently offered)
JOHCM EMERGING MARKETS OPPORTUNITIES FUND Institutional Shares (JOEMX) Advisor Shares (JOEIX) Investor Shares (JOEAX) Class Z Shares (Not currently offered)

JOHCM INTERNATIONAL SELECT FUND

Institutional Shares (JOHIX)

Investor Shares (JOHAX)

Class Z Shares (Not currently offered)

REGNAN GLOBAL EQUITY IMPACT SOLUTIONS

Institutional Shares (REGIX)

Advisor Shares (Not currently offered)

Investor Shares (Not currently offered)

Class Z Shares (Not currently offered)

JOHCM GLOBAL SELECT FUND Institutional Shares (JOGIX) Advisor Shares (JOGEX) Investor Shares (Not currently offered) Class Z Shares (Not currently offered)

REGNAN SUSTAINABLE WATER AND WASTE FUND

Institutional Shares (Not currently offered)

Advisor Shares (Not currently offered)

Investor Shares (Not currently offered)

Class Z Shares (Not currently offered)

PROSPECTUS DATED [ ], 2025

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

i

FUND SUMMARY

JOHCM Emerging Markets Discovery Fund

Investment Objective

The investment objective of the JOHCM Emerging Markets Discovery Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment) Management Fee	[1.05	]%	[1.05	]%	[1.05	]%	[1.05	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%
Fee Waivers and Reimbursements[1]	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[	]%	[	]%	[	]%	[	]%

[1]

JOHCM (USA) Inc (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [ ]%, [ ]%, [ ]%, and [ ]% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1-year example and for the first year of the 3-, 5- and 10-year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year			3 years			5 years			10 years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies that meet the portfolio managers’ “discovery criteria” and that are located in emerging markets, including frontier markets. Equity securities include common and preferred stocks, and include rights and warrants to subscribe to common stock or other equity securities. The Fund may achieve its equity exposure either directly or indirectly, such as through depositary receipts, exchange-traded funds (“ETFs”) and participatory notes (commonly known as “P-notes”). Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank), and other countries with similar emerging market characteristics.

The portfolio managers seek to identify growth potential in companies that they believe are recovering (or will soon begin to recover) from market or business setbacks and therefore have the potential to outpace broader financial markets on a relative basis. Setbacks are company-, country- or sector-specific developments, which result in a negative market environment for a company’s business or the trading of its stock. Setbacks can include, among other things, failed product launches, supply chain issues, and economic or geopolitical instability in an emerging market country. In identifying those companies that they believe have the potential for recovery, the portfolio managers often seek companies with improving fundamentals and/or are taking actions to address recent or ongoing setbacks.

The portfolio managers primarily use a disciplined fundamental bottom-up research approach, namely by focusing on analyzing individual companies. As part of this approach, the portfolio managers aim to identify emerging market companies that they believe are inefficiently priced and that typically demonstrate positive growth characteristics. In applying the Fund’s ”discovery criteria” for selection of investments, the portfolio managers seek to identify companies that exhibit one or more of the following characteristics: (a) are in emerging industries with pioneering business models, or (b) have innovative technologies that have the potential to disrupt the status quo, or (c) are offering products or services that are not yet widely available or adopted in the local market, with the potential for long-term growth.

While the portfolio managers build the Fund’s portfolio primarily from a bottom-up growth philosophy and individual stock selection process they also consider top-down macroeconomic information, particularly in determining sector and country weightings in the portfolio. The portfolio managers consider the country and sector allocation of the Fund’s performance benchmark (the MSCI Emerging Markets Small Cap Index) but may depart from the benchmark’s allocations at any time. In selecting companies for investment, the portfolio managers also consider the investment risks associated with the liquidity of the company’s stock, taking into account the depth of the trading market for the company’s shares, and how reliable the company’s reporting (particularly its financial reporting) appears to be while also seeking to take advantage of market inefficiencies as to individual companies and industries.

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Under normal circumstances, the Fund will typically hold securities of 70 to 120 companies and will invest at least 80% of its assets in small and medium capitalization companies, which the Fund currently considers to be companies with market capitalizations below U.S. $8 billion. The Fund may invest a significant portion of its assets in issuers located in one country or a small number of countries. These countries may change from time to time. While the Fund does not pursue active or frequent trading as a principal strategy, the nature of the portfolio frequently results in higher levels of portfolio turnover (in excess of 100% of the average value of its portfolio on an annualized basis) when the portfolio managers implement their strategy in certain economic and market conditions.

The Fund expects to invest a portion of its assets in securities of developed markets companies that derive, or are expected to derive, a significant portion of their revenues from their operations in emerging or frontier markets. The Fund may also participate in initial public offerings (“IPO”s).

The Fund also may purchase futures contracts and other derivative contracts, including index derivatives for equities and currencies. Although the Fund did not invest significantly in derivatives instruments as of the most recent fiscal year end, it may do so at any time. The Fund also may invest in physical currencies and spot and forward currency contracts. The Fund typically does not seek to hedge its exposure to non-U.S. dollar currencies.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear. The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on emerging market stocks.

Equity Securities Risk. The risk that events negatively affecting issuers, industries, or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities. U.S. government tariffs, sanctions or other actions directed at a particular country could adversely impact issuers in that country.

ETF Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

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Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

Geographic Focus Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund focuses its assets in a particular country or region, the Fund is more vulnerable to financial, economic, or other political developments in that country or region as compared to a fund that does not focus on holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in non-U.S. countries are also subject to currency risk. As the Fund’s investments in non-U.S. securities are generally denominated in non-U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.

Active Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, evaluation of an issuer’s corporate governance practices, risk assessments, and/or the outlook on market trends and opportunities.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Investment Company Risk. Shareholders in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fund.

Participatory Notes Risk. P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain non-U.S. exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.

Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

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Portfolio Turnover Risk. The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and higher amounts of taxable distributions to shareholders.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Derivatives Risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

Growth Investing Risk. The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over a short or long period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. For periods prior to the reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund. Historical performance for Advisor Shares prior to its inception is based on the performance of the Institutional Shares. The performance of Advisor Shares has been adjusted to reflect differences in expenses. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Total Returns – Institutional Shares for year ended December 31

[CHART]

5

Best quarter:	[	]
Worst quarter:	[	]

Average Annual Total Returns – for the Periods Ended December 31, 2024

	1 Year		5 Years		10 Years		Since Inception^
Institutional Shares – Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Institutional Shares – After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Institutional Shares – After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%
MSCI Emerging Markets Small Cap Index (reflects no deductions for fees or expenses)* ..	[ ]	%	[ ]	%	[ ]	%	[ ]	%
MSCI Emerging Markets Index (reflects no deductions for fees or expenses)**	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Advisor Shares – Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

^	The Institutional Shares of the Fund’s predecessor fund commenced operations on December 17, 2014. Advisor Shares commenced operations on January 28, 2016.
*	Index returns shown are net of withholding taxes.
**

Effective September 30, 2024 the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests. Index returns shown are net of withholding taxes.

Portfolio Management

Investment Adviser

The Fund’s investment adviser is JOHCM (USA) Inc (the “Adviser”).

Portfolio Managers

Emery Brewer	Dr. Ivo Kovachev	Stephen Lew
Senior Fund Manager	Senior Fund Manager	Senior Fund Manager
Length of Service: Since 2014*	Length of Service: Since 2014*	Length of Service: Since 2014*

*	Each Portfolio Manager served as portfolio manager of the Fund’s predecessor, which reorganized into Perpetual Americas Funds Trust (the “Trust”) on July 19, 2021.

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

6

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

JOHCM Emerging Markets Discovery Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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FUND SUMMARY

JOHCM Emerging Markets Opportunities Fund

Investment Objective

The investment objective of the JOHCM Emerging Markets Opportunities Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.90	]%	[0.90	]%	[0.90	]%	[0.90	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses[1]	[	]%	[	]%	[	]%	[	]%

[1]

JOHCM (USA) Inc (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [ ]%, [ ]%, [ ]%, and [ ]% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Funds’ Investment Advisory Agreement.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year			3 years			5 years			10 years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies located in emerging market countries. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics. The Fund may invest in companies of any size, including small- and mid-capitalization companies. The Fund may also invest up to 5% of its assets in equity securities of companies located in frontier markets, which are generally smaller, less liquid, and less developed than emerging markets. The Fund’s portfolio managers may determine that an issuer is “located in” a particular country if the issuer is principally traded in or derives the majority of its profit or revenue from that country, among other considerations.

The equity securities in the Fund’s portfolio can include direct and indirect investments in common and preferred stocks, as well as rights and warrants to subscribe to equity securities. The Fund obtains indirect exposure to equity securities through instruments such as depositary receipts and participatory notes. Depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.

The Fund utilizes a core investment style with a modest growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges to invest in equity securities of companies located in emerging markets. The GARP investment strategy is a blend of growth and value investing, which seeks to find companies that have strong earnings growth at a good price. The Fund combines top-down and bottom-up research to assess potential investments in the Fund. A top-down country view represents an assessment of the investment prospects in a country (in this case, a particular emerging market country) based on macroeconomic, geopolitical and other factors affecting the country as a whole. The portfolio managers seek to invest in companies that possess attractive fundamentals (for example, a company’s revenues, earnings, or management) and that fit with the portfolio managers’ top-down country views within the emerging markets. The portfolio is managed with reference to its performance benchmark, the MSCI Emerging Markets Index, as to country and sector allocations. The portfolio managers may depart from the benchmark’s allocations at any time. The Fund will typically own between 40 and 60 companies.

The Fund may invest a significant portion of its assets in investments located in one country or a small number of countries. These countries may change from time to time. The Fund’s performance benchmark index currently includes substantial exposure to China. The Fund may also participate in initial public offerings (“IPO”s).

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Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on emerging market stocks. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities. U.S. government tariffs, sanctions or other actions directed at a particular country could adversely impact issuers in that country.

Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

Currency Risk. Investments in non-U.S. countries are also subject to currency risk. As the Fund’s investments in non-U.S. securities are generally denominated in non-U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Active Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, evaluation of an issuer’s corporate governance practices, risk assessments, and/or the outlook on market trends and opportunities.

Geographic Focus Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund focuses its assets in a particular country or region, the Fund is more vulnerable to financial, economic, or other political developments in that country or region as compared to a fund that does not focus on holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.

10

China Risk. To the extent a Fund invests in securities of Chinese issuers, it may be subject to certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on non-U.S. ownership, variable interest entities risks, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks.

Growth Investing Risk. The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over a short or long period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

GARP Investment Strategy Risk. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to the relevant company’s earnings growth rate. To the extent the Fund uses a GARP investing strategy, the Fund’s performance may be adversely affected when stocks preferred by a GARP investing strategy underperform or are not favored by investors in prevailing market and economic conditions.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Participatory Notes Risk. P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain non-U.S. exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.

Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

IPO Risk. The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

11

Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. For periods prior to the reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund. Historical performance for Investor Shares prior to its inception is based on the performance of Advisor Shares, the share class most similar to Investor. The performance of Investor Shares has been adjusted to reflect differences in expenses. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

12

Annual Total Returns – Institutional Shares for year ended December 31

[CHART]

Best quarter:	[	]
Worst quarter:	[	]

Average Annual Total Returns – for the Periods Ended December 31, 2024

	1 Year		5 Years		10 Years		Since Inception^
Institutional Shares – Before Taxes	[	]%	[	]%	[	]%	[	]%
Institutional Shares – After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Institutional Shares – After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
MSCI Emerging Markets Index (reflects no deductions for fees or expenses)*	[	]%	[	]%	[	]%	[	]%
Advisor Shares – Before Taxes	[	]%	[	]%	[	]%	[	]%

^	The Institutional Shares and Advisor Shares of the Fund’s predecessor fund commenced operations on November 21, 2012. Investor Shares commenced operations on December 18, 2013.
*	Index returns shown are net of withholding taxes.

Portfolio Management

Investment Adviser

The Fund’s investment adviser is JOHCM (USA) Inc (the “Adviser”).

Portfolio Managers

James Syme, CFA	Paul Wimborne	Ada Chan
Senior Fund Manager	Senior Fund Manager	Senior Fund Manager
Length of Service: Since 2012*	Length of Service: Since 2012*	Length of Service: Since 2022

*	Served as portfolio manager of the Fund’s predecessor, which reorganized into Perpetual Americas Funds Trust (the “Trust”) on July 19, 2021.

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

13

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

JOHCM Emerging Markets Opportunities Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

14

FUND SUMMARY

JOHCM Global Select Fund

Investment Objective

The investment objective of the JOHCM Global Select Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.89	]%	[0.89	]%	[0.89	]%	[0.89	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%
Fee Waivers and Reimbursements[1]	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[	]%	[	]%	[	]%	[	]%

[1]

JOHCM (USA) Inc (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [ ]%, [ ]%, [ ]%, and [ ]% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement. Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements may exceed [ ]%, [ ]%, [ ]%, and [ ]% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, due to certain excluded expenses.

15

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year			3 years			5 years			10 years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in common stocks and other equity securities of U.S. and non-U.S. companies, including in preferred stock, rights, and warrants. The Fund normally invests at least 40% of its assets in companies located in countries other than the U.S., provided that the Fund reserves the flexibility to invest as little as 30% of its assets in companies located outside the U.S. when market conditions are unfavorable. Notwithstanding the previous sentence, the Fund may invest a percentage lower than 40% in such non-U.S. securities if the weighting of non-U.S. securities in the Fund’s performance benchmark (currently, the MSCI ACWI Index) drops below 45%, in which case the minimum level investments in non-U.S. securities must remain within 5% of the benchmark’s weighting (e.g., if the weighting of non-U.S. securities in the Fund’s performance benchmark is 38%, the minimum level for investing in non-U.S. securities for the Fund would be 33%). Typically, the Fund invests in a number of different countries, including emerging markets. The Fund may invest in companies of any size, including small- and mid-capitalization companies, in order to achieve its objective.

The portfolio managers seek to identify and make investments based on a multi-dimensional investment process, considering a number of factors, including growth, valuation, size, momentum, and beta. Beta measures the volatility of a stock relative to the overall market. The Fund utilizes a core investment style with a growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges, which means that the Fund generally invests in larger, more established companies, but would expect to invest a somewhat greater portion of its assets in smaller, growth companies than would a typical large cap mutual fund. The GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund seeks those stocks, sectors, and countries with the potential to cause positive earnings surprises, with sustainably high or increasing return on equity, and with attractive valuations. The investment process utilizes a combination of bottom-up investing and top-down asset allocation that typically results in a portfolio of 30 to 60 holdings. Bottom-up investing utilizes techniques such as fundamental analysis to assess growth and value potential of individual issuers. In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the portfolio managers evaluate, among other things, the financial condition and management of a company, its industry, stability of the country in which the company is located, and the interrelationship of these variables over time.

Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.

16

Investments are predominantly in common stock, however the Fund also expects to gain some of its equity exposure indirectly, such as through purchasing depositary receipts, exchange-traded funds (“ETFs”) and/ or participatory notes. Participatory notes (commonly known as “P-notes”) are instruments that provide exposure to, primarily, equity securities of issuers listed on a non-U.S. exchange and are typically used when a direct investment in the underlying security is either unpermitted, restricted or uneconomical due to country-specific regulations or other restrictions.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear. The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Equity Securities Risk. The risk that events negatively affecting issuers, industries, or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities. U.S. government tariffs, sanctions or other actions directed at a particular country could adversely impact issuers in that country.

Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

ETF Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Active Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, evaluation of an issuer’s corporate governance practices, risk assessments, and/or the outlook on market trends and opportunities.

17

Growth Investing Risk. The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over a short or long period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

GARP Investment Strategy Risk. GARP investing involves buying stocks that the portfolio managers believe have reasonable price/earnings ratios in relation to the relevant company’s current or expected future earnings growth rate. To the extent the Fund uses a GARP investing strategy, the Fund’s performance may be adversely affected when stocks preferred by a GARP investing strategy underperform or are not favored by investors in prevailing market and economic conditions.

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

Participatory Notes Risk. P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain non-U.S. exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

18

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. For periods prior to the reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

19

Annual Total Returns – Institutional Shares for year ended December 31

[CHART]

Best quarter:	[	]
Worst quarter:	[	]

Average Annual Total Returns – for the Periods Ended December 31, 2024

	1 Year		5 Years		10 Years		Since Inception^
Institutional Shares – Before Taxes	[	]%	[	]%	[	]%	[	]%
Institutional Shares – After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Institutional Shares – After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
MSCI ACWI Index (reflects no deductions for fees or expenses)*	[	]%	[	]%	[	]%	[	]%
Advisor Shares – Before Taxes	[	]%	[	]%	[	]%	[	]%

^

The Institutional Shares and Advisor Shares of the Fund’s predecessor fund commenced operations on March 22, 2013. Investor Shares had not yet commenced operations as of the periods ended December 31, 2024.

*	Index returns shown are net of withholding taxes.

Portfolio Management

Investment Adviser

The Fund’s investment adviser is JOHCM (USA) Inc (the “Adviser”).

Portfolio Managers

Christopher J.D. Lees, CFA Senior Fund Manager Length of Service: Since 2009*	Nudgem Richyal, CFA Senior Fund Manager Length of Service: Since 2009*

*	Each Portfolio Manager served as portfolio manager of the Fund’s predecessor, which reorganized into the Trust on July 19, 2021.

20

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

JOHCM Global Select Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

21

FUND SUMMARY

JOHCM International Opportunities Fund

Investment Objective

The investment objective of the JOHCM International Opportunities Fund (the “Fund”) is to achieve long-term, risk-adjusted total return by investing in a portfolio of international equity securities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.75	]%	[0.75	]%	[0.75	]%	[0.75	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%
Fee Waivers and Reimbursements[1]	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[	]%	[	]%	[	]%	[	]%

[1]

JOHCM (USA) Inc (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [ ]%, [ ]%, [ ]%, and [ ]% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until [February 1, 2026], pursuant to a supplemental expense limitation agreement, between the Fund and the Adviser dated February 1, 2024 (the “Supplemental Expense Limitation Agreement”). Pursuant to the Supplemental Expense Limitation Agreement, the Adviser (i) cannot recoup any waiver or reimbursement made pursuant to the Supplemental Expense Limitation Agreement and (ii) will suspend the payment of any recouped waivers or reimbursements provided for under the expense limitation agreement between the Adviser and Trust dated February 1, 2024 (the “Primary Expense Limitation Agreement”), until February 1, 2026, the termination date of the Supplemental Expense Limitation Agreement. The Supplemental Expense Limitation Agreement and Primary Expense Limitation Agreement may be terminated by the Board of Trustees, and certain amounts waived or reimbursed may be recouped by the Adviser after February 1, 2026. The Supplemental Expense Limitation Agreement and Primary Expense Limitation Agreement are described in more detail under “MANAGEMENT OF THE FUNDS—Fund Recoupment Arrangements” in the Fund’s prospectus.

22

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected in the 1-year example and for the first two years of the 3-, 5- and 10-year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year			3 years			5 years			10 years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal market conditions, primarily in equity securities of companies located outside the United States, including those located in emerging market countries. The Fund may invest in non-U.S. companies of any size, including small- and mid-capitalization companies, to achieve its objective. Equity securities include common and preferred stocks and include rights and warrants to subscribe to common stock or other equity securities. The Fund may achieve its equity exposure either directly or indirectly, such as through depositary receipts or participatory notes, though it does not use such indirect instruments for purposes of creating leverage. The Fund may invest a significant portion of its assets in investments located in one country or a small number of countries. These countries may change from time to time.

The Fund operates as a “diversified” investment company and will typically own between 25-50 holdings. The portfolio managers aim to achieve above-average risk-adjusted total returns. The portfolio managers seek to achieve this through investing in a benchmark-agnostic portfolio what they believe to be of attractively-valued, high-quality companies with lower-than-average volatility (as measured against peers or relevant indices), over the medium term of three to five years. The portfolio managers seek to assess intrinsic value of such companies based on long term competitive advantages and cash flow expectations. They prioritize companies that they believe can generate cash profits reliably over many years and have opportunities to pay dividends and/or reinvest some of those profits at high rates of return. The portfolio managers look for opportunities where the capital markets underappreciate and misprice quality characteristics and growth potential. The portfolio managers believe that many market participants underestimate the potential for change and improvement of individual companies because they focus on and extrapolate a narrow range of backward- looking metrics such as recent earnings growth and returns on capital.

The portfolio managers believe that a key risk to any investor is permanent impairment of capital from owning overvalued assets. Overvaluation may result either from strong share price performance or from a deterioration in the expected intrinsic value of the underlying business. Therefore, the Fund maintains a valuation discipline intended to ensure that assets are only bought when they are attractively valued, in absolute terms, with reference to their estimated intrinsic value, and are sold when they become overvalued on the same basis.

Consistent with the Fund’s absolute valuation discipline, the portfolio managers may determine to delay reinvestment of sale proceeds or other available cash immediately, instead holding positions in cash and cash equivalents, including money market funds, potentially in an amount up to 20% of the net assets of the Fund, while examining and awaiting available investment opportunities.

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Additionally, as part of the research and security selection processes, the portfolio managers ordinarily consider financially material environmental, social and governance (“ESG”) factors that they believe have the potential to adversely affect the long-term performance of a company. In doing so, the portfolio managers conduct their own proprietary ESG analysis, in addition to having access to third-party analytics sources such as Sustainalytics and MSCI, which they may use to augment or contextualize their own analysis. The portfolio managers’ ESG analysis is conducted on a company-by-company basis and does not place greater emphasis on any particular environmental, social or governance factor. The objective of the analysis is to identify both risks, which may result in a decision not to invest, and opportunities for engagement, where the portfolio managers judge that this has the potential to yield positive outcomes by bolstering the company’s path to improvement.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear. The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities. U.S. government tariffs, sanctions or other actions directed at a particular country could adversely impact issuers in that country.

Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

ESG Factor Risk. Considering ESG factors when evaluating an investment may result in the selection or exclusion of certain investments based on the Adviser’s view of these factors and carries the risk that the Fund may underperform funds that do not take ESG factors into account. In evaluating an issuer, the Adviser may be dependent upon information and data obtained through voluntary reporting by issuers or third-party research that may be incomplete, inaccurate or unavailable, which could impact the portfolio managers’ assessment of related risks and opportunities.

Equity Securities Risk. The risk that events negatively affecting issuers, industries, or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

24

Currency Risk. Investments in non-U.S. countries are also subject to currency risk. As the Fund’s investments in non-U.S. securities are generally denominated in non-U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.

Geographic Focus Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund focuses its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not focus on holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.

Active Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, evaluation of an issuer’s corporate governance practices, risk assessments, and/or the outlook on market trends and opportunities.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Equity-Linked Instruments Risk. There is a risk that, in addition to market risk and other risks of the referenced equity security, the Fund may experience a return that is different from that of the referenced equity security.

Equity-linked instruments also subject the Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment.

Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

Participatory Notes Risk. P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain non-U.S. exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

25

Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. For periods prior to the reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

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Annual Total Returns – Institutional Shares for year ended December 31

[CHART]

Average Annual Total Returns – for the Periods Ended December 31, 2024

	1 Year		5 Years		Since Inception^
Institutional Shares – Before Taxes	[	]%	[	]%	[	]%
Institutional Shares – After Taxes on Distributions	[	]%	[	]%	[	]%
Institutional Shares – After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
MSCI EAFE Index (reflects no deductions for fees or expenses)*	[	]%	[	]%	[	]%

^	The Institutional Shares of the Fund’s predecessor fund commenced operations on September 29, 2016.
*	Index returns shown are net of withholding taxes.

Portfolio Management

Investment Adviser

The Fund’s investment adviser is JOHCM (USA) Inc (the “Adviser”).

Portfolio Managers

Robert Lancastle, CFA Senior Fund Manager Length of Service: Since 2016*	Ben Leyland, CFA Senior Fund Manager Length of Service: Since 2016*

*	Each Portfolio Manager served as portfolio manager of the Fund’s predecessor, which reorganized into the Trust on July 19, 2021.

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

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To Buy or Sell Shares:

JOHCM International Opportunities Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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FUND SUMMARY

JOHCM International Select Fund

Investment Objective

The investment objective of the JOHCM International Select Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None
Redemption Fee	None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.89	]%	[0.89	]%	[0.89	]%
Distribution (Rule 12b-1) Fees	None		[0.25	]%	None
Other Expenses	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%
Fee Waivers and Reimbursements[1]	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[	]%	[	]%	[	]%

[1]

JOHCM (USA) Inc (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [ ]%, [ ]%, and [ ]% for Institutional Shares, Investor Shares, and Class Z Shares, respectively, until [February 1, 2026]]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year			3 years			5 years			10 years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in common stocks and other equity securities of companies located outside the United States. The Fund’s equity securities include common and preferred stock, rights and warrants. Typically, the Fund invests in a number of different countries, including emerging markets. The Fund may invest in companies of any size, including small- and mid capitalization companies, in order to achieve its objective.

The portfolio managers seek to identify and make investments based on a multi-dimensional investment process, considering a number of factors, including growth, valuation, size, momentum, and beta. Beta measures the volatility of a stock relative to the overall market. The Fund utilizes a core investment style with a growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges, which means that the Fund generally invests in larger, more established companies, but would expect to invest a somewhat greater portion of its assets in smaller, growth companies than would a typical large cap mutual fund. The GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund seeks those stocks, sectors, and countries with the potential to cause positive earnings surprises, with sustainably high or increasing return on equity, and with attractive valuations. The investment process utilizes a combination of bottom-up investing and top-down asset allocation that typically results in a portfolio of 30 to 60 holdings. Bottom-up investing utilizes techniques such as fundamental analysis to assess growth and value potential of individual issuers. In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the portfolio managers evaluate, among other things, the financial condition and management of a company, its industry, stability of the country in which the company is located, and the interrelationship of these variables over time.

Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.

Investments are predominantly in common stock, however the Fund also expects to gain some of its equity exposure indirectly, such as through purchasing depositary receipts, exchange-traded funds (“ETFs”) and/ or participatory notes. Participatory notes (commonly known as “P-notes”) are instruments that provide exposure to, primarily, equity securities of issuers listed on a non-U.S. exchange and are typically used when a direct investment in the underlying security is either unpermitted, restricted or uneconomical due to country-specific regulations or other restrictions.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund

30

could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear. The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on international stocks.

Equity Securities Risk. The risk that events negatively affecting issuers, industries, or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities. U.S. government tariffs, sanctions or other actions directed at a particular country could adversely impact issuers in that country.

Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

ETF Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Active Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, evaluation of an issuer’s corporate governance practices, risk assessments, and/or the outlook on market trends and opportunities.

Growth Investing Risk. The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over a short or long period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

GARP Investment Strategy Risk. GARP investing involves buying stocks that the portfolio managers believe have reasonable price/earnings ratios in relation to the relevant company’s current or expected future earnings growth rate. To the extent the Fund uses a GARP investing strategy, the Fund’s performance may be adversely affected when stocks preferred by a GARP investing strategy underperform or are not favored by investors in prevailing market and economic conditions.

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Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Participatory Notes Risk. P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain non-U.S. exchanges, and thus present similar risks to investing directly in such securities.

P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.

Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. For periods prior to the reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund. Historical performance for Investor Shares prior to its inception is based on the performance of Institutional Shares. The performance of Investor Shares has been adjusted to reflect differences in expenses. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after- tax returns depend on

32

an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Total Returns – Institutional Shares for year ended December 31

[CHART]

Best quarter:	[	]
Worst quarter:	[	]

Average Annual Total Returns – for the Periods Ended December 31, 2024

	1 Year		5 Years		10 Years		Since Inception^
Institutional Shares – Before Taxes	[	]%	[	]%	[	]%	[	]%
Institutional Shares – After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Institutional Shares – After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
MSCI EAFE Index (reflects no deductions for fees or expenses)*	[	]%	[	]%	[	]%	[	]%
Investor Shares – Before Taxes	[	]%	[	]%	[	]%	[	]%

^

While Institutional Shares of the Fund’s predecessor fund commenced operations on July 29, 2009, Institutional Shares began investing consistent with its investment objective on July 30, 2009. Investor Shares commenced operations on March 31, 2010.

*	Index returns shown are net of withholding taxes.

Portfolio Management

Investment Adviser

The Fund’s investment adviser is JOHCM (USA) Inc (the “Adviser”).

Portfolio Managers

Christopher J.D. Lees, CFA Senior Fund Manager Length of Service: Since 2009*	Nudgem Richyal, CFA Senior Fund Manager Length of Service: Since 2009*

*	Each Portfolio Manager served as portfolio manager of the Fund’s predecessor, which reorganized into the Trust on July 19, 2021.

33

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

JOHCM International Select Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

34

FUND SUMMARY

Regnan Global Equity Impact Solutions

Investment Objective

The investment objective of Regnan Global Equity Impact Solutions (the “Fund”) is to seek to achieve long-term capital appreciation by investing in companies that contribute solutions to addressing the world’s major social and environmental challenges.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.75	]%	[0.75	]%	[0.75	]%	[0.75	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%
Fee Waivers and Reimbursements[1]	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[	]%	[	]%	[	]%	[	]%

[1]

JOHCM (USA) Inc (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [ ]%, [ ]%, [ ]%, and [ ]% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1-year example and for the first year of the 3-, 5- and 10-year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year			3 years			5 Years			10 Years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a high-conviction global equity portfolio of companies the portfolio managers believe have the potential to contribute solutions to the world’s major social and environmental challenges. The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that the portfolio managers believe satisfy their criteria for positive social or environmental impact. The Adviser measures this impact by applying the Regnan Taxonomy, as described below, in conjunction with a proprietary impact assessment, by the portfolio managers. This impact assessment is based upon qualitative and quantitative assessment, including the measurement of the activities that currently constitute, or that the portfolio managers expect over the long term will constitute, a significant portion (i.e., at least 30%) of a company’s business (using metrics that may include, without limitation, any of the following: revenues, earnings, capital expenditures, research and development investment, or book value). The Fund gains exposure to equity securities either directly or indirectly, through equity-linked instruments such as participatory notes or index exchange-traded funds (“ETFs”), and may invest in preferred stocks.

Under normal market conditions, the Fund will invest at least 40% of its assets in companies located in countries other than the U.S., including developing, frontier market or emerging market countries. Notwithstanding, the Fund may invest a percentage lower than 40% in such non-U.S. securities if the weighting of non-U.S. securities in the Fund’s performance benchmark (currently the MSCI ACWI Investable Market Index) drops below 45%, in which case the Fund’s minimum level for investments in non-U.S. securities must remain within 5% of the benchmark’s weighting. Under normal circumstances, the Fund expects to invest in a range of countries, typically at least 10 different countries. While the Fund may invest in companies of any size, the portfolio managers investment approach will typically result in a bias toward investment in small and mid- capitalization companies, including initial public offerings (“IPOs”). The Fund’s high-conviction investment approach may result in the Fund having significant exposure to one or a handful of economic sectors, however the Fund will not concentrate its investments in a particular industry.

The Fund’s investment strategy is built on the belief that companies that undertake to solve the challenges increasingly faced by the environment and society are well-positioned for growth in the future, particularly where the need for a solution to a particular challenge remains largely unmet. The portfolio managers believe that these underserved environmental and societal needs will result in demand for a product or service that is scarcely available, so companies that are able to fulfill these needs should therefore be rewarded with revenue growth over time, as the size of the market into which they sell their core products or services grows.

36

The portfolio managers believe that this is particularly true if a company’s solution uses a degree of technological ingenuity or a differentiated approach. The portfolio managers seek to invest in companies that sell products or services that are at the early stages of their adoption, as the economic value of such products and services tends, in the portfolio managers’ view, to be underestimated by the market. The stage at which the portfolio managers choose to invest may vary by industry or by product, although in each case, the portfolio managers generally intend to invest before a company’s full value is recognized by the broader market.

For purposes of establishing the Fund’s investment universe, the portfolio managers make use of a proprietary research framework, referred to as the Regnan Taxonomy, in an effort to gain exposure to truly mission-driven companies that are able to drive additional positive impacts through the sale of an innovative solution to a particular environmental or social problem. In identifying investment opportunities, the Regnan Taxonomy seeks to: (i) understand and identify the underlying environmental and social problems which need to be addressed; (ii) identify the products and services that contribute to finding solutions to these problems; and (iii) identify suitable companies that are selling these products and services. In identifying the underlying environmental and social problems to be addressed, the Regnan Taxonomy draws on the targets that underlie the 17 United Nations Sustainable Development Goals (the “UN SDGs”). The UN SDGs may change over time, and the Regnan Taxonomy may also incorporate other goals linked to other sustainability frameworks as determined by the Adviser. The Regnan Taxonomy uses proprietary research to determine which companies derive a significant portion of their revenue from producing the products and services that contribute to finding solutions to these problems.

Once the investment universe is established, the portfolio managers undertake qualitative analyses of potential candidates, including a fundamental business analysis and an extensive impact assessment that seeks to evaluate companies’ potential to drive a positive impact in the future. Following the impact assessment, the portfolio managers then undertake a comprehensive value analysis and a risk assessment. The value analysis looks at the value that each holding is expected to generate and whether the value is distributed equitably to all stakeholders. The risk assessment seeks to identify the key risks that could potentially derail the company, what kinds and levels of risks are acceptable, how the risks can be monitored, and whether the company could be encouraged to address the risks through engagement with the portfolio managers.

The intended outcome of the investment process is a portfolio that will typically consist of between 25 and 50 companies. The portfolio managers select companies without regard to the Fund’s performance benchmark and expects to depart significantly from the holdings and weightings in that benchmark. The portfolio managers add issuers to the Fund’s portfolio typically with the intention of holding the securities for longer periods (typically at least 5 years), which is expected to result in a relatively low portfolio turnover rate that aligns with the Fund’s long-term investment outlook. Although the Fund did not invest significantly in derivatives instruments as of the most recent fiscal year end, it may do so at any time.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risks of investing in the Fund (in alphabetical order after the first five risks) are:

Impact Investing Risk. The Fund intends to invest its assets in companies that meet its impact investing criteria pursuant to the Regnan Taxonomy. This may affect the Fund’s exposure to certain companies or industries and the Fund will forego certain investment opportunities. The Fund’s results may be lower than other funds that do not seek to invest in companies based on expected environmental or societal impact outcomes. The portfolio managers seek to identify companies that they believe may have a positive environmental or societal impact outcome, but may not be successful in assessing and identifying companies that have or will have a positive environmental or societal impact outcomes. Successful application of the Fund’s impact investing strategy will depend on its portfolio managers’ ability to identify and analyze a company’s impact, and there can be no assurance that the strategy or techniques employed will be successful. Further, investors may differ in their views of what constitutes positive or negative environmental or societal impact outcomes. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

37

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets and financial resources, may sell products or services that are at the early stages of their adoption, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities. U.S. government tariffs, sanctions or other actions directed at a particular country could adversely impact issuers in that country.

Currency Risk. Investments in non-U.S. countries are also subject to currency risk. As the Fund’s investments in non-U.S. securities are generally denominated in non-U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.

Derivatives Risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

38

Equity-Linked Instruments Risk. There is a risk that, in addition to market risk and other risks of the referenced equity security, the Fund may experience a return that is different from that of the referenced equity security.

Equity-linked instruments also subject the Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment.

Growth Investing Risk. The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over a short or long period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative or other security to offset certain risks associated with other Fund holdings or to render the portfolio more resilient to market fluctuations. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

IPO Risk. The Fund may purchase securities in Initial Public Offerings (“IPO”s). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Limited History of Operations. The Fund is a newly organized, diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

Long-Term Investment Strategy Risk. The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio.

Active Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, evaluation of an issuer’s corporate governance practices, risk assessments, and/or the outlook on market trends and opportunities.

Participatory Notes Risk. P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain non-U.S. exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

39

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Total Returns – Institutional Shares for year ended December 31

[CHART]

Best quarter:	[	]
Worst quarter:	[	]

Average Annual Total Returns – for the Periods Ended December 31, 2024

	1 Year		Since Inception^
Institutional Shares – Before Taxes	[	]%	[	]%
Institutional Shares – After Taxes on Distributions	[	]%	[	]%
Institutional Shares – After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%
MSCI ACWI Investable Market Index (reflects no deductions for fees or expenses)*	[	]%	[	]%
MSCI ACWI Index(reflects no deductions for fees or expenses)**	[	]%	[	]%

^	The Institutional Shares of the Fund commenced operations on August 23, 2021.
*	Index returns shown are net of withholding taxes.
**

Effective September 30, 2024 the Fund compares its performance to the MSCI ACWI Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests. Index returns shown are net of withholding taxes.

40

Portfolio Management

Investment Adviser

The Fund’s investment adviser is JOHCM (USA) Inc (the “Adviser”).

Portfolio Managers

Mohsin Ahmad, CFA Senior Fund Manager Length of Service: Since 2021 (inception)	Tim Crockford Senior Fund Manager Length of Service: Since 2021 (inception)

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

Regnan Global Equity Impact Solutions

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

41

FUND SUMMARY

Regnan Sustainable Water and Waste Fund

Investment Objective

The investment objective of Regnan Sustainable Water and Waste Fund (the “Fund”) is to seek to achieve long-term capital appreciation by investing in a global equity portfolio of companies along the water and waste value chains.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.75	]%	[0.75	]%	[0.75	]%	[0.75	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses[1]	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%
Fee Waivers and Reimbursements[2]	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[	]%	[	]%	[	]%	[	]%

[1]	Other Expenses are estimated for the current fiscal year.
[2]

JOHCM (USA) Inc (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [ ]%, [ ]%, [ ]%, and [ ]% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1-year example and for the first year of the 3-year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year			3 years
Institutional Shares	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a global equity portfolio of companies the portfolio managers believe, based on such companies’ activities and public disclosures, have the potential to contribute solutions to global water- or waste-related challenges and which satisfy their criteria for possessing sustainable attributes (as described further below).

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have a material business involvement in water or waste solutions and that meet the portfolio managers’ sustainability criteria. The portfolio managers consider business involvement in water or waste solutions to be material if at least 50% of a company’s activities (as measured by sales, earnings, or similar metrics) are derived from a product or service in the water or waste value chain that addresses water or waste solutions. The water value chain is the range of activities implicated in the transport, management and use of water. The waste value chain is the range of activities implicated in the transport, storage and management of waste in any of its forms (whether liquid, solid or gas).

•

Water solutions include, but are not limited to water production; water conditioning and desalination; water supply; water treatment, transport, and dispatching; treatment of wastewater; water infrastructure equipment and services; water-related construction; and related consulting and engineering services as well as other related services or industries.

•

Waste solutions include, but are not limited to waste collection, transporting, sorting, and recycling; sewage treatment plants; hazardous waste management; air filtering and cleaning; sanitization; site remediation; pollution prevention and control; sustainable packaging; environment planning; as well as consulting, engineering and other services related to the foregoing.

The portfolio managers monitor around 350 companies that make up the Fund’s current investment universe and seek to identify companies along the water and waste value chains that, in their opinion, provide solutions to global water-or waste-related challenges. The portfolio managers consider water-related challenges to include but not be limited to: improving access to drinking water, repairing and maintaining water transportation infrastructure and advancing water treatment processes. The portfolio managers consider waste-related challenges to include but not be limited to: improving waste management safety and efficiency and finding sustainable solutions to capacity constraints relating to the management of waste in any of its forms.

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The portfolio managers analyze specific companies through a rigorous stock-selection process that simultaneously combines bottom-up analysis of business quality, a valuation assessment of absolute upside potential and ESG research to construct a portfolio that normally holds between 35 and 50 stocks. The bottom-up analysis includes considerations such as revenue model analysis, profit analysis, history of cash generation, and balance sheet assessment to assess the valuation and appropriateness of candidates for inclusion in the portfolio. In identifying potential investments, the portfolio managers ordinarily look for companies that exhibit some or all of the following characteristics: a focus on the waste and water investment theme, a strong market position of such company within its sector, a sustainable business model, high quality management, a strong balance sheet, including the company’s ability to satisfy its short-term liabilities, and a demonstrated history of cash generation. The investment process does not target any particular allocation as between water solutions and waste solutions, and the mix of investments as between those two themes can vary significantly over time. The portfolio managers typically intend to hold investments for 3-5 years or more. Although the Fund is a global, unconstrained Fund which can invest in emerging markets and frontier markets as well as developed markets— and while the Fund does not apply a minimum or maximum limit on exposure to any single country—it is expected that the majority of the Fund’s holdings will be located in developed markets. The Fund has the flexibility to invest in companies at any market capitalization.

ESG Screening

The portfolio managers apply an enhanced principles-based ESG exclusion policy to screen out certain companies or practices based on specific ESG criteria they identify. A norms-based screening component excludes any company which the portfolio managers consider to have failed to conduct its business in accordance with accepted international norms, as set out in the United Nations Global Compact (including human rights, labor rights, environment, and anti-corruption). Additionally, a negative screening component excludes companies which have exposure to certain sectors, issuers or securities.

Sustainability

The portfolio managers then use both quantitative and qualitative factors to form an assessment of a company’s “sustainable” attributes, including for example audit data, workplace health and safety and remuneration. A company is considered to maintain sustainable attributes where the company meets minimum standards of environmental, social and governance (“ESG”) risk and sustainability management, as assessed by the portfolio managers. The portfolio managers will invest a minimum of 70% of the Fund’s net assets in companies which are maintaining sustainable attributes and a maximum of 30% of the Fund’s net assets in companies which demonstrate improving sustainable attributes.

This sustainability assessment uses a combination of measurements, including, but not limited to, ESG ratings provided by Morgan Stanley Capital International (“MSCI”) and the Adviser’s proprietary internal sustainability ratings. The Adviser assigns a score from 1-5 for each ESG factor (“E,” “S” and “G”) based on its assessment of the extent to which sustainability management contributes to sustained value creation and aggregates the “E”, “S”, and “G” factor scores to calculate a company’s overall score.

Companies rated BBB and above on MSCI’s ESG ratings are defined by the Adviser as maintaining sustainable attributes. Where an MSCI ESG rating is not available, companies rated above 2.5 by the Adviser’s proprietary rating system are defined as maintaining sustainable attributes. For the remaining companies, the Adviser assigns each such company a momentum assessment classification (“stable”, “improving” or “weakening”) to indicate the expected direction of change in the company’s overall ESG score. Companies classified as improving and companies which, in the view of the Adviser, demonstrate the potential for improvement and are collectively defined by the portfolio managers as demonstrating improving sustainable attributes.

The portfolio managers will seek to sell an investment if one of the following conditions has been met: (1) a change or development invalidates the investment case or implies the company would no longer pass the sustainability assessment, (2) they have identified a company that they believe offers a better solution to global water- or waste-related challenges or that they believe has a valuation that offers better risk-reward, (3) their trust in the company is damaged and/or the company is no longer willing to engage, or (4) the portfolio managers perceive that their long-term investment thesis for the holding is no longer valid.

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Although the Fund does not expect to invest significantly in derivative instruments and generally does not hedge currency, it may do so at any time depending on market performance.

The Fund may invest in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund may also participate in initial public offerings (“IPOs”).

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risks of investing in the Fund (in alphabetical order after the first six risks) are:

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Sustainable Investing Risk. Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Because the Adviser evaluates ESG metrics when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG metrics. ESG metrics may prioritize long term rather than short term returns. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, there is a risk that the securities identified by the Adviser to fit within its sustainability criteria do not operate as anticipated. Although the Adviser seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. The Adviser’s exclusion of certain investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well.

Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain. Because the Fund focuses on water-and waste-related investments, the Fund will be subject to a greater extent to risks associated with these value chains. Please see “Water-Related Risks” and “Waste-Related Risks” for more information on these specific risks.

Waste-related Risks. Companies operating in the waste water value chain can be affected by, among other things, availability and cost of labor to collect and transport waste, transportation costs, consumer and industry trends and subsequent waste volumes, regulatory changes on collection, and treatment of waste. These companies can also be affected by overall economic trends, government spending on related projects, and the cost of commodities.

Water-related Risks. Companies operating in the water value chain can be affected by, among other things, irrigation and industrial usage trends, viability of infrastructure projects, regulatory changes on water usage, pricing, contamination and reusability, and environmental factors such as floods and droughts. These companies can also be affected by overall economic trends, interest rates, government spending on related projects, and the cost of commodities.

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Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.

Derivatives Risk. The Fund may use derivatives (including futures and forward contracts) to hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

ETF Risk. In addition to the risks associated with the underlying assets held by an ETF, investments in ETFs may be subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively-managed ETF may not track the performance of the reference asset; and (5) a passively-managed ETF may hold troubled securities. Investment in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative or other security to offset certain risks associated with other Fund holdings or to render the portfolio more resilient to market fluctuations. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

IPO Risk. The Fund may purchase securities in Initial Public Offerings (“IPOs”). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Limited History of Operations. The Fund is a newly organized, diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

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Long-Term Investment Strategy Risk. The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio.

Active Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, evaluation of an issuer’s corporate governance practices, risk assessments, and/or the outlook on market trends and opportunities.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities. U.S. government tariffs, sanctions or other actions directed at a particular country could adversely impact issuers in that country.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Performance Information

Performance information for the Fund will be available after the Fund completes a full calendar year of operation. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Portfolio Management

Investment Adviser

The Fund’s adviser is JOHCM (USA) Inc (the “Adviser”).

Portfolio Managers

Bertrand Lecourt Senior Fund Manager Length of Service: Since 2022 (inception)	Saurabh Sharma Fund Manager Length of Service: Since 2022 (inception)

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Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

Regnan Sustainable Water and Waste Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUNDS

Principal Investments and Strategies of Each Fund

JOHCM Emerging Markets Discovery Fund

Investment Objective: The investment objective of the JOHCM Emerging Markets Discovery Fund (the “Fund”) is to seek long-term capital appreciation.

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies that meet the portfolio managers’ “discovery criteria” and that are located in emerging markets, including frontier markets. Equity securities include common and preferred stocks, and include rights and warrants to subscribe to common stock or other equity securities. The Fund may achieve its equity exposure either directly or indirectly, such as through depositary receipts, exchange-traded funds (“ETFs”) and participatory notes (commonly known as “P-notes”). Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank), and other countries with similar emerging market characteristics.

The portfolio managers seek to identify growth potential in companies that they believe are recovering (or will soon begin to recover) from market or business setbacks and therefore have the potential to outpace broader financial markets on a relative basis. Setbacks are company-, country- or sector-specific developments, which result in a negative market environment for a company’s business or the trading of its stock. Setbacks can include, among other things, failed product launches, supply chain issues, and economic or geopolitical instability in an emerging market country. In identifying those companies that they believe have the potential for recovery, the portfolio managers often seek companies with improving fundamentals and/or are taking actions to address recent or ongoing setbacks.

The portfolio managers primarily use a disciplined fundamental bottom-up research approach, namely by focusing on analyzing individual companies. As part of this approach, the portfolio managers aim to identify emerging market companies that they believe are inefficiently priced and that typically demonstrate one or more of the following positive growth characteristics: (1) industry players without overly significant competition and which are operating at high margins; (2) fast growing, flexible and responsive to changes; (3) able to achieve incremental gains in market share; and (4) have qualified management teams. In applying the Fund’s ”discovery criteria” for selection of investments, the portfolio managers seek to identify companies that exhibit one or more of the following characteristics: (a) are in emerging industries with pioneering business models, or (b) have innovative technologies that have the potential to disrupt the status quo, or (c) are offering products or services that are not yet widely available or adopted in the local market, with the potential for long-term growth.

While the portfolio managers build the Fund’s portfolio primarily from a bottom-up growth philosophy and individual stock selection process they also consider top-down macroeconomic information, particularly in determining sector and country weightings in the portfolio. The portfolio managers consider the country and sector allocation of the Fund’s performance benchmark (the MSCI Emerging Markets Small Cap Index) but may depart from the benchmark’s allocations at any time. Emerging markets are typically more volatile than developed markets; frontier markets are generally smaller, less liquid, and less developed than emerging markets. The portfolio managers believe that consideration of top-down, macroeconomic factors will reduce the overall volatility of the Fund in certain market environments (thereby protecting capital) and reduce overall risk exposure. In selecting companies for investment, the portfolio managers also consider the investment risks associated with the liquidity of the company’s stock, taking into account the depth of the trading market for the company’s shares, and how reliable the company’s reporting (particularly its financial reporting) appears to be while also seeking to take advantage of market inefficiencies as to individual companies and industries.

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Under normal circumstances, the Fund will typically hold securities of 70 to 120 companies and will invest at least 80% of its assets in small and medium capitalization companies, which the Fund currently considers to be companies with market capitalizations below U.S. $8 billion. For purposes of its 80% policy as to small and medium capitalization companies, if the Fund continues to hold securities of companies whose market capitalization, subsequent to purchase, grows to exceed U.S. $8 billion, it may continue to treat them as small or medium capitalization companies. The Fund may invest a significant portion of its assets in issuers located in one country or a small number of countries. These countries may change from time to time. The portfolio managers may consider selling a security if the portfolio managers believe that company fundamentals are deteriorating, there is increased geopolitical or economic risk in that company’s local market, or if the portfolio managers identify a security that they believe offers a better investment opportunity regardless of market capitalization.

Given the portfolio managers’ investment process, the large number of holdings and the target markets in which the Fund invests, this sell discipline will typically result in annual portfolio turnover rates in excess of 100%.

While the Fund does not pursue active or frequent trading as a principal strategy, the nature of the portfolio frequently results in higher levels of portfolio turnover (in excess of 100% of the average value of its portfolio on an annualized basis) when the portfolio managers implement their strategy in certain economic and market conditions.

Investments are predominantly in common stock, however, the Fund may also purchase depositary receipts (including ADRs, EDRs, and Global Depositary Receipts (“GDRs”)), convertible and non-convertible preferred stock, and participatory notes. P-notes are instruments that provide exposure to, primarily, equity securities of issuers listed on a non-U.S. exchange and are typically used when a direct investment in the underlying security is either unpermitted, restricted or uneconomical due to country-specific regulations or other restrictions.

The Fund expects to invest a portion of its assets in securities of developed markets companies that derive, or are expected to derive, a significant portion of their revenues from their operations in emerging or frontier markets. The Fund may also participate in initial public offerings (“IPO”s).

The Fund also may purchase futures contracts and other derivative contracts, including index derivatives for equities and currencies. Although the Fund did not invest significantly in derivatives instruments as of the most recent fiscal year end, it may do so at any time. The Fund also may invest in physical currencies and spot and forward currency contracts. The Fund typically does not seek to hedge its exposure to non-U.S. dollar currencies.

JOHCM Emerging Markets Opportunities Fund

Investment Objective: The investment objective of the JOHCM Emerging Markets Opportunities Fund (the “Fund”) is to seek long-term capital appreciation.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies located in emerging market countries. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics. The Fund may invest in companies of any size, including small- and mid-capitalization companies. The Fund may also invest up to 5% of its assets in equity securities of companies located in frontier markets, which are generally smaller, less liquid, and less developed than emerging markets. The Fund’s portfolio managers may determine that an issuer is “located in” a particular country if the issuer is principally traded in or derives the majority of its profit or revenue from that country, among other considerations.

The equity securities in the Fund’s portfolio can include direct and indirect investments in common and preferred stocks, as well as rights and warrants to subscribe to equity securities. The Fund obtains indirect exposure to equity securities through instruments such as depositary receipts and participatory notes. Depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. While the Fund invests in publicly traded depositary receipts, in some cases the securities underlying the receipts are unquoted on stock exchanges.

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The Fund utilizes a core investment style with a modest growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges to invest in equity securities of companies located in emerging markets. The GARP investment strategy is a blend of growth and value investing, which seeks to find companies that have strong earnings growth at a good price. The Fund combines top-down and bottom-up research to assess potential investments in the Fund. A top-down country view represents an assessment of the investment prospects in a country (in this case, a particular emerging market country) based on macroeconomic, geopolitical and other factors affecting the country as a whole. The portfolio managers seek to invest in companies that possess attractive fundamentals (for example, a company’s revenues, earnings, or management) and that fit with the portfolio managers’ top-down country views within the emerging markets. The portfolio is managed with reference to its performance benchmark, the MSCI Emerging Markets Index, as to country and sector allocations. The portfolio managers may depart from the benchmark’s allocations at any time. The Fund will typically own between 40 and 60 companies. The portfolio managers may consider selling a security (i) to manage overall portfolio risk, (ii) if they perceive an actual or potential deterioration in the company’s underlying business, (iii) if they identify a more attractive investment opportunity or (iv) to adjust the Fund’s country and sector allocations to more closely resemble the benchmark’s weightings.

The Fund may invest a significant portion of its assets in investments located in one country or a small number of countries. These countries may change from time to time. The Fund’s performance benchmark index currently includes substantial exposure to China. The Fund may also participate in IPOs.

JOHCM Global Select Fund

Investment Objective: The investment objective of the JOHCM Global Select Fund (the “Fund”) is to seek long-term capital appreciation.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing primarily in common stocks and other equity securities of U.S. and non-U.S. companies, including in preferred stock, rights, and warrants. The Fund normally invests at least 40% of its assets in companies located in countries other than the U.S., provided that the Fund reserves the flexibility to invest as little as 30% of its assets in companies located outside the U.S. when market conditions are unfavorable. Notwithstanding the previous sentence, the Fund may invest a percentage lower than 40% in such non-U.S. securities if the weighting of non-U.S. securities in the Fund’s performance benchmark (currently, the MSCI ACWI Index) drops below 45%, in which case the minimum level investments in non-U.S. securities must remain within 5% of the benchmark’s weighting (e.g., if the weighting of non-U.S. securities in the Fund’s performance benchmark is 38%, the minimum level for investing in non-U.S. securities for the Fund would be 33%). Typically, the Fund invests in a number of different countries, including emerging markets. The Fund may invest in companies of any size, including small- and mid-capitalization companies, in order to achieve its objective.

The portfolio managers seek to identify and make investments based on a multi-dimensional investment process, considering a number of factors, including growth, valuation, size, momentum, and beta. Beta measures the volatility of a stock relative to the overall market. The Fund utilizes a core investment style with a growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges, which means that the Fund generally invests in larger, more established companies, but would expect to invest a somewhat greater portion of its assets in smaller, growth companies than would a typical large cap mutual fund. The GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund seeks those stocks, sectors, and countries with the potential to cause positive earnings surprises, with sustainably high or increasing return on equity, and with attractive valuations. The investment process utilizes a combination of bottom-up investing and top-down asset allocation that typically results in a portfolio of 30 to 60 holdings. Bottom-up investing utilizes techniques such as fundamental analysis to assess growth and value potential of individual issuers. In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the portfolio managers evaluate, among other things, the financial condition and management of a company, its industry, stability of the country in which the company is located, and the interrelationship of these variables over time. Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.

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Investments are predominantly in common stock, however the Fund also expects to gain some of its equity exposure indirectly, such as through purchasing depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), exchange-traded funds (“ETFs”) and/or participatory notes. Participatory notes (commonly known as “P-notes”) are instruments that provide exposure to, primarily, equity securities of issuers listed on a non-U.S. exchange and are typically used when a direct investment in the underlying security is either unpermitted, restricted or uneconomical due to country-specific regulations or other restrictions.

The Fund may consider selling a security if the portfolio managers believe that there is an actual or potential deterioration in the company’s underlying business, its sector, or its country or if the portfolio managers identify a security that they believe offers a better investment opportunity.

JOHCM International Opportunities Fund

Investment Objective: The investment objective of the JOHCM International Opportunities Fund (the “Fund”) is to achieve long-term, risk-adjusted total return by investing in a portfolio of international equity securities.

Principal Investment Strategies: The Fund invests, under normal market conditions, primarily in equity securities of companies located outside the United States, including those located in emerging market countries. The Fund may invest in non-U.S. companies of any size, including small- and mid-capitalization companies, to achieve its objective. Equity securities include common and preferred stocks and include rights and warrants to subscribe to common stock or other equity securities. The Fund may achieve its equity exposure either directly or indirectly, such as through depositary receipts or participatory notes, though it does not use such indirect instruments for purposes of creating leverage. The Fund may invest a significant portion of its assets in investments located in one country or a small number of countries. These countries may change from time to time.

The Fund operates as a “diversified” investment company and will typically own between 25-50 holdings. The portfolio managers aim to achieve above-average risk-adjusted total returns. The portfolio managers seek to achieve this through investing in a benchmark-agnostic portfolio of what they believe to be attractively-valued, high-quality companies with lower-than-average volatility (as measured against peers or relevant indices), over the medium term of three to five years. The portfolio managers seek to assess intrinsic value of such companies based on long term competitive advantages and cash flow expectations. They prioritize companies that they believe can generate cash profits reliably over many years and have opportunities to pay dividends and/or reinvest some of those profits at high rates of return. The portfolio managers look for opportunities where the capital markets underappreciate and misprice quality characteristics and growth potential. The portfolio managers believe that many market participants underestimate the potential for change and improvement of individual companies because they focus on and extrapolate a narrow range of backward- looking metrics such as recent earnings growth and returns on capital.

The portfolio managers believe that a key risk to any investor is permanent impairment of capital from owning overvalued assets. Overvaluation may result either from strong share price performance or from a deterioration in the expected intrinsic value of the underlying business. Therefore, the Fund maintains a valuation discipline intended to ensure that assets are only bought when they are attractively valued, in absolute terms, with reference to their estimated intrinsic value, and are sold when they become overvalued on the same basis. The portfolio managers may also consider selling a security if there is a change in the company’s risk/return profile, if they identify a more attractive investment opportunity. Consistent with the Fund’s absolute valuation discipline, the portfolio managers may determine to delay reinvestment of sale proceeds or other available cash immediately, instead holding positions in cash and cash equivalents, including money market funds, potentially in an amount up to 20% of the net assets of the Fund, while examining and awaiting available investment opportunities.

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Additionally, as part of the research and security selection processes, the portfolio managers ordinarily consider financially material environmental, social and governance (“ESG”) factors, that they believe have the potential to adversely affect the long-term performance of a company. In doing so, the portfolio managers conduct their own proprietary ESG analysis, in addition to having access to third-party analytics sources such as Sustainalytics and MSCI, which they may use to augment or contextualize their own analysis. The portfolio managers’ ESG analysis is conducted on a company-by-company basis and does not place greater emphasis on any particular environmental, social or governance factor. The objective of the analysis is to identify both risks, which may result in a decision not to invest, and opportunities for engagement, where the portfolio managers judge that this has the potential to yield positive outcomes by bolstering the company’s path to improvement.

JOHCM International Select Fund

Investment Objective: The investment objective of the JOHCM International Select Fund (the “Fund”) is to seek long-term capital appreciation.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing primarily in common stocks and other equity securities of companies located outside the United States. The Fund’s equity securities include common and preferred stock, rights, and warrants. Typically, the Fund invests in a number of different countries, including emerging markets. The Fund may invest in companies of any size, including small- and mid capitalization companies, in order to achieve its objective.

The portfolio managers seek to identify and make investments based on a multi-dimensional investment process, considering a number of factors, including growth, valuation, size, momentum, and beta. Beta measures the volatility of a stock relative to the overall market. The Fund utilizes a core investment style with a growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges, which means that the Fund generally invests in larger, more established companies, but would expect to invest a somewhat greater portion of its assets in smaller, growth companies than would a typical large cap mutual fund. The GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund seeks those stocks, sectors, and countries with the potential to cause positive earnings surprises, with sustainably high or increasing return on equity, and with attractive valuations. The investment process utilizes a combination of bottom-up investing and top-down asset allocation that typically results in a portfolio of 30 to 60 holdings. Bottom-up investing utilizes techniques such as fundamental analysis to assess growth and value potential of individual issuers. In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the portfolio managers evaluate, among other things, the financial condition and management of a company, its industry, stability of the country in which the company is located, and the interrelationship of these variables over time. Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.

Investments are predominantly in common stock, however the Fund also expects to gain some of its equity exposure indirectly, such as through purchasing depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), exchange-traded funds (“ETFs”) and/or participatory notes. Participatory notes (commonly known as “P-notes”) are instruments that provide exposure to, primarily, equity securities of issuers listed on a non-U.S. exchange and are typically used when a direct investment in the underlying security is either unpermitted, restricted or uneconomical due to country-specific regulations or other restrictions.

The Fund may consider selling a security if the portfolio managers believe that there is an actual or potential deterioration in the company’s underlying business, its sector, or its country or if the portfolio managers identify a security that they believe offers a better investment opportunity.

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Regnan Global Equity Impact Solutions

Investment Objective: The investment objective of the Fund is to seek to achieve long-term capital appreciation by investing in companies that contribute solutions to addressing the world’s major social and environmental challenges.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing primarily in a high-conviction global equity portfolio of companies the portfolio managers believe have the potential to contribute solutions to the world’s major social and environmental challenges. The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that the portfolio managers believe satisfy their criteria for positive social or environmental impact. The “Adviser” measures this impact by applying the Regnan Taxonomy, as described below, in conjunction with a proprietary impact assessment, by the portfolio managers. This impact assessment is based upon qualitative and quantitative assessment, including the measurement of the activities that currently constitute, or that the portfolio managers expect over the long term will constitute, a significant portion (i.e., at least 30%) of a company’s business (using metrics that may include, without limitation, any of the following: revenues, earnings, capital expenditures, research and development investment, or book value). The Fund gains exposure to equity securities either directly or indirectly, through equity-linked instruments such as participatory notes or index exchange-traded funds (“ETFs”), and may invest in preferred stocks.

Under normal market conditions, the Fund will invest at least 40% of its assets in companies located in countries other than the U.S., including developing, frontier market or emerging market countries.

Notwithstanding, the Fund may invest a percentage lower than 40% in such non-U.S. securities if the weighting of non-U.S. securities in the Fund’s performance benchmark (currently the MSCI ACWI Investable Market Index) drops below 45%, in which case the Fund’s minimum level for investments in non-U.S. securities must remain within 5% of the benchmark’s weighting (e.g., if the weighting of non-U.S. securities in the Fund’s performance benchmark is 38%, the minimum level for investing in non-U.S. securities for the Fund would be 33%). Under normal circumstances, the Fund expects to invest in a range of countries, typically at least 10 different countries. While the Fund may invest in companies of any size, the portfolio managers investment approach will typically result in a bias toward investment in small and mid-capitalization companies, including initial public offerings (“IPOs”). The Fund’s high-conviction investment approach may result in the Fund having significant exposure to one or a handful of economic sectors, however the Fund will not concentrate its investments in a particular industry.

The Fund’s investment strategy is built on the belief that companies that undertake to solve the challenges increasingly faced by the environment and society are well-positioned for growth in the future, particularly where the need for a solution to a particular challenge remains largely unmet. The portfolio managers believe that these underserved environmental and societal needs will result in demand for a product or service that is scarcely available, so companies that are able to fulfill these needs should therefore be rewarded with revenue growth over time, as the size of the market into which they sell their core products or services grows.

The portfolio managers believe that this is particularly true if a company’s solution uses a degree of technological ingenuity or a differentiated approach. The portfolio managers seek to invest in companies that sell products or services that are at the early stages of their adoption, as the economic value of such products and services tends, in the portfolio managers’ view, to be underestimated by the market. Examples of such early- stage products and services might include innovative technologies for addressing environmental dangers, or online resources for supporting social change initiatives. The stage at which the portfolio managers choose to invest may vary by industry or by product, although in each case, the portfolio managers generally intend to invest before a company’s full value is recognized by the broader market.

For purposes of establishing the Fund’s investment universe, the portfolio managers make use of a proprietary research framework, referred to as the Regnan Taxonomy, in an effort to gain exposure to truly mission-driven companies that are able to drive additional positive impacts through the sale of an innovative solution to a particular environmental or social problem. In identifying investment opportunities, the Regnan Taxonomy seeks to: (i) understand and identify the underlying environmental and social problems which need to be addressed; (ii)

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identify the products and services that contribute to finding solutions to these problems; and (iii) identify suitable companies that are selling these products and services. In identifying the underlying environmental and social problems to be addressed, the Regnan Taxonomy draws on the targets that underlie the 17 United Nations Sustainable Development Goals (the “UN SDGs”). The 17 SDGs, which were primarily intended for the use of policy-makers, are broad goals underpinned by 169 actionable targets. Some of these targets, or actionable problems, can be matched to a corporate product or service that helps to achieve this sustainability target. The Adviser undertakes research to identify companies producing these products and services, and which are investable via listed equity on recognized exchanges. The UN SDGs may change over time, and the Regnan Taxonomy may also incorporate other goals linked to other sustainability frameworks as determined by the Adviser. The Regnan Taxonomy uses proprietary research to determine which companies derive a significant portion of their revenue from producing the products and services that contribute to finding solutions to these problems.

Once the investment universe is established, the portfolio managers undertake a qualitative analysis to understand the size, in revenue terms, of the total addressable market for these products and services and where in the value chain companies may have a chance to create lasting value. As part of this analysis, the portfolio managers conduct research on the products and services, and the technologies that underlie them to determine which may have a forecastable and substantial potential for economic profit growth over a five to ten year time horizon. The portfolio managers then perform impact assessments involving fundamental analyses of companies within the investment universe to evaluate their potential to drive a positive impact in the future. The Adviser, per the Regnan Taxonomy, defines a positive impact as an impact that contributes to one or more of the UN SDGs or other goals linked to sustainability frameworks that the Adviser deems to be pertinent. The magnitude of a company’s impact is assessed using the portfolio managers’ integrated analysis, which incorporates consideration, where available, of pre-selected key performance indicators that the portfolio managers believe to be indicative of the company’s progress toward achieving the applicable sustainability framework goals. These key performance indicators may not always be available for a specific company or a specific sustainability goal and are expected to change over time. The portfolio managers’ analysis of relevant key performance indicators accounts for both quantitative and qualitative information and is typically based to a significant degree on a company’s own reporting but may also utilize a range of other data sources, including academic research. These impact assessments typically include analysis of the following attributes:

1.	Nature – an assessment of whether the product or service under review is directly responsible for driving a positive impact.

2.	Intentionality – an assessment as to how central the particular product or service is to the company’s mission to drive a positive impact.

3.

Additionality – an assessment of the additional positive impact that is created by the company’s product or service, and involves answering the question of whether this positive impact would indeed have occurred, had the company’s particular offering not existed.

4.

Balance – an assessment of the material and potential negative impacts, whether generated by the product or service itself, the company’s operations or by a supplier or customer of the company, and how these negative externalities balance out or offset the positive impact of the product or service being sold by the company.

5.	Directionality – an assessment of the trajectory of the company’s net impact.

Building on its impact assessment, the portfolio managers then undertake a comprehensive value analysis and a risk assessment. The value analysis looks at the total economic value that each holding is expected to generate and whether the value is distributed equitably to all stakeholders associated with the particular company. A company’s total value production is assessed by a number of factors, including reference to a company’s financial reporting as well as quantitative reporting by third party data providers. In assessing the equitable distribution of value, the portfolio managers consider factors such as how a company has historically allocated the cash it has generated, including choices about how stakeholders are compensated, how staff are treated, the composition of the company’s board, the company’s history of tax compliance or avoidance, the company’s workplace safety record and the company’s investment in human capital, among other factors generally intended to assist the portfolio

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managers in forming a qualitative understanding of the company’s overall culture. By focusing on the experience of a company’s ‘stakeholders’, the portfolio managers look beyond the immediate economic effect of the company’s activities on its current financial statements and shareholder equity. The portfolio managers believe, however, that an equitable distribution of the value a firm generates among all stakeholders is critical to long-term, sustainable growth and the creation of economic value for shareholders over time.

The risk assessment seeks to identify the key risks that could potentially derail the company, what kinds and levels of risks are acceptable, how the risks can be monitored, and whether the company could be encouraged to address the risks through the portfolio managers’ engagement with the company. The portfolio managers intend to conduct company engagement directly, on an ongoing basis, in an effort to help companies reduce negative operational impacts, while also working with them to increase positive impact. The portfolio managers’ goal, through engagement with the Fund’s portfolio companies, is to align impact with long-term capital growth.

The intended outcome of the portfolio managers’ investment process is a portfolio that typically consists of between 25 and 50 companies. The portfolio managers select companies without regard to the Fund’s performance benchmark and expects to depart significantly from the holdings and weightings in that benchmark. The portfolio managers add issuers to the Fund’s portfolio typically with the intention of holding the securities for longer periods (typically at least 5 years), which is expected to result in a relatively low portfolio turnover rate that aligns with the Fund’s long-term investment outlook.

The portfolio managers will consider selling an investment under one or more of the following conditions: (1) a change or development invalidates the investment case or implies the company would no longer pass the impact assessment, (2) the portfolio managers identify a company that they believe offers a better impact solution or that they believe has a valuation that offers better risk- reward, (3) the portfolio managers’ trust in the company is damaged and/or the company is no longer willing to engage, or (4) the company is no longer undervalued, in the portfolio managers’ view.

The Fund may also enter into derivatives transactions and various other hedging assets that the portfolio managers believe will reduce the overall volatility of the Fund in certain market environments (thereby protecting capital) and reduce risk exposures. Such hedging assets may include, but are not limited to: exchange- traded funds and commodity-linked investment vehicles that primarily invest in gold and precious metals; inflation-linked investments; currency hedging instruments such as currency forward contracts and currency futures; futures contracts, including interest-rate futures, which are exchange- traded contracts in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit, Treasury futures, and “e-mini” futures contracts representing a fraction of the value of a corresponding standard futures contract; and options on futures contracts. Although the Fund did not invest significantly in derivatives instruments as of the most recent fiscal year end, it may do so at any time.

Regnan Sustainable Water and Waste Fund

Investment Objective: The investment objective of Regnan Sustainable Water and Waste Fund (the “Fund”) is to seek to achieve long-term capital appreciation by investing in a global equity portfolio of companies along the water and waste value chains.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing primarily in a global equity portfolio of companies the portfolio managers believe, based on such companies’ activities and public disclosures, have the potential to contribute solutions to global water- or waste-related challenges and which satisfy their criteria for possessing sustainable attributes (as described further below).

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The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have a material business involvement in water or waste solutions and that meet the portfolio managers’ sustainability criteria. The portfolio managers consider business involvement in water or waste solutions to be material if at least 50% of a company’s activities (as measured by sales, earnings, or similar metrics) are derived from a product or service in the water or waste value chain that addresses water or waste solutions. The water value chain is the range of activities implicated in the transport, management and use of water. The waste value chain is the range of activities implicated in the transport, storage and management of waste in any of its forms (whether liquid, solid or gas).

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Water solutions include, but are not limited to water production; water conditioning and desalination; water supply; water treatment, transport, and dispatching; treatment of wastewater; water infrastructure equipment and services; water-related construction; and related consulting and engineering services as well as other related services or industries.

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Waste solutions include, but are not limited to waste collection, transporting, sorting, and recycling; sewage treatment plants; hazardous waste management; air filtering and cleaning; sanitization; site remediation; pollution prevention and control; sustainable packaging; environment planning; as well as consulting, engineering and other services related to the foregoing.

The portfolio managers monitor around 350 companies that make up the Fund’s current investment universe and seek to identify companies along the water and waste value chains that, in their opinion, provide solutions to global water- or waste-related challenges. The portfolio managers consider water-related challenges to include but not be limited to: improving access to drinking water, repairing and maintaining water transportation infrastructure and advancing water treatment processes. The portfolio managers consider waste-related challenges to include but not be limited to: improving waste management safety and efficiency and finding sustainable solutions to capacity constraints relating to the management of waste in any of its forms.

The portfolio managers analyze specific companies through a rigorous stock-selection process that simultaneously combines bottom-up analysis of business quality, a valuation assessment of absolute upside potential and ESG research to construct a portfolio that normally holds between 35 and 50 stocks. The bottom-up analysis includes considerations such as revenue model analysis, profit analysis, history of cash generation, and balance sheet assessment to assess the valuation and appropriateness of candidates for inclusion in the portfolio. In identifying potential investments, the portfolio managers ordinarily look for companies that exhibit some or all of the following characteristics: a focus on the waste and water investment theme, a strong market position of such company within its sector, a sustainable business model, high quality management, a strong balance sheet, including the company’s ability to satisfy its short-term liabilities, and a demonstrated history of cash generation. The investment process does not target any particular allocation as between water solutions and waste solutions, and the mix of investments as between those two themes can vary significantly over time. The portfolio managers typically intend to hold investments for 3-5 years or more. Although the Fund is a global, unconstrained Fund which can invest in emerging markets and frontier markets as well as developed markets— and while the Fund does not apply a minimum or maximum limit on exposure to any single country—it is expected that the majority of the Fund’s holdings will be located in developed markets. The Fund has the flexibility to invest in companies at any market capitalization.

ESG Screening

The portfolio managers apply an enhanced principles-based ESG exclusion policy to screen out certain companies or practices based on specific ESG criteria they identify. A norms-based screening component excludes any company which the portfolio managers consider to have failed to conduct its business in accordance with accepted international norms, as set out in the United Nations Global Compact (including human rights, labor rights, environment, and anti-corruption). Additionally, a negative screening component excludes companies which have exposure to certain sectors, issuers or securities. The below list includes the negative screening criteria applied to all investments of the Fund:

•	Derive 5% or more of their revenue from the extraction, exploration, or distribution of coal, or from thermal coal power generation.

•	Derive 5% or more of their total revenue from the extraction, exploration, distribution, or refinement of oil and/or natural gas, unless a science-based target is in place.

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•

Derive 5% or more of their total revenue from unconventional oil and gas products and services, including hydraulic fracturing, oil/tar sands, shale oil and/or gas, coal seam methane and Arctic drilling.

•

Derive 5% or more of their total revenue from mining of uranium for the purpose of nuclear power generation, the generation of nuclear power, or the provision of products and services to the nuclear power industry.

•	Derive 5% or more of their total revenue from the production or distribution of tobacco, or related services (including tobacco-related products).

•

Derive any revenue from manufacture of controversial weapons (such as anti-personnel mines, biological or chemical weapons, cluster munitions, depleted uranium weapons, nuclear weapons, white phosphorous weapons).

•	Derive any revenue from distribution of, or related services to producers of, controversial weapons.

•	Derive 5% or more of their total revenue from manufacture, or provision of related services to, conventional weapons or armaments.

•	Breach the United Nations Global Compact principles, where the breach is categorized by Institutional Shareholder Services as structural and severe.

Sustainability

The portfolio managers then use both quantitative and qualitative factors to form an assessment of a company’s “sustainable” attributes, including for example audit data, workplace health and safety and remuneration. A company is considered to maintain sustainable attributes where the company meets minimum standards of environmental, social and governance (“ESG”) risk and sustainability management, as assessed by the portfolio managers. The portfolio managers will invest a minimum of 70% of the Fund’s net assets in companies which are maintaining sustainable attributes and a maximum of 30% of the Fund’s net assets in companies which demonstrate improving sustainable attributes.

This sustainability assessment uses a combination of measurements, including, but not limited to, ESG ratings provided by Morgan Stanley Capital International (“MSCI”) and the Adviser’s proprietary internal sustainability ratings, which is a bottom-up analysis of ESG factors undertaken by experienced specialists. The methodology has been designed to promote comprehensive evaluation of ESG factors while also providing flexibility to incorporate company-specific considerations. The Adviser assigns a score from 1-5 for each ESG factor (“E,” “S” and “G”) based on its assessment of the extent to which sustainability management contributes to sustained value creation. A company’s overall ESG score aggregates the “E”, “S”, and “G” factor scores.

Companies rated BBB and above on MSCI’s ESG ratings are defined by the Adviser as maintaining sustainable attributes. Where an MSCI ESG rating is not available, companies rated above 2.5 by the Adviser’s proprietary rating system are defined as maintaining sustainable attributes.

For the remaining companies, the Adviser assigns each such company a momentum assessment classification (“stable”, “improving” or “weakening”) to indicate the expected direction of change in the company’s overall ESG score. Companies classified as improving (which includes companies that the portfolio managers perceive to demonstrate positive momentum in ESG/sustainability management, and takes into account trends in internal and/or external ratings) and companies which demonstrate the potential for improvement (based on the portfolio managers’ assessment of factors that they believe may positively impact a company’s management of ESG) are collectively defined by the portfolio managers as demonstrating improving sustainable attributes.

The portfolio managers will seek to sell an investment if one of the following conditions has been met: (1) a change or development invalidates the investment case or implies the company would no longer pass the sustainability assessment, (2) they have identified a company that they believe offers a better solution to global water- or waste-related challenges or that they believe has a valuation that offers better risk-reward, (3) their trust in the company is damaged and/or the company is no longer willing to engage, or (4) the portfolio managers perceive that their long-term investment thesis for the holding is no longer valid.

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Although the Fund does not expect to invest significantly in derivative instruments and generally does not hedge currency, it may do so at any time depending on market performance.

The Fund may invest in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund may also participate in initial public offerings (“IPOs”).

More Information about Investment Strategies Related to the Funds

In addition to the investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies, and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of a Fund, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective or its other investment policies. If a Fund invests in this manner, it may not achieve its investment objective.

In addition to its principal investment strategies, a Fund may use the investment strategies described below. A Fund may also employ investment practices that this prospectus does not describe, such as participating in repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning these and the Funds’ other investment practices and their risks, you should read the SAI.

Temporary Defensive Strategies. The Funds seek to remain fully invested in accordance with their respective investment objectives. However, in an attempt to respond to adverse market, economic, political, or other conditions, a Fund may take a temporary defensive position that is inconsistent with its principal investment strategies. These defensive positions may include investments in cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. Taking a temporary defensive position could prevent a Fund from achieving its investment objective.

Name Policy. Each Fund, except JOHCM Global Select Fund, JOHCM International Select Fund and the JOHCM International Opportunities Fund, has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”). Each Fund’s 80% Policy is set forth in the SAI. Additional detail regarding the implementation of the policy is included in the “Fund Summary” section of this prospectus. A Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when a Fund no longer meets its 80% Policy requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy. Each Fund’s 80% Policy is non-fundamental and can be changed by the Fund’s Board of Trustees without shareholder approval. A Fund will provide shareholders with at least 60 days’ prior notice of any changes to the Fund’s 80% Policy.

Location of Issuers. A number of the Funds’ policies are determined by reference to whether an issuer is “located in” a particular country or group of countries or whether the issuer is located outside the U.S. more generally. Being “located in” a particular country reflects a judgment that an issuer is economically tied to that country, and in determining where an issuer is located for these purposes the Adviser will consider a number of factors, including but not limited to:

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•	the markets in which the issuer’s securities are principally traded;

•	where the issuer’s headquarters, principal offices or operations are located;

•	where the issuer is organized;

•	the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country;

•	the Adviser’s own internal analysis; and

•	information provided by third party data analytics service providers.

No single factor will necessarily be determinative nor must all factors be present for the Adviser to determine where an issuer is located. The Adviser may weigh these factors differently with respect to different geographic policies, different countries or different series of the Trust. The categorization of location of issuer for compliance testing purposes with respect to the Funds may differ from how other or different portfolio managers, investment professionals, or third parties assign the location of individual issuers.

Line of Credit and Borrowings. The Trust, on behalf of certain of the Funds, has entered into a $150 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes.

The Credit Agreement permits the Funds to borrow up to an aggregate amount of $150 million, $50 million of which is committed (requires the lender to advance money to the borrower when requested) and $100 million of which is uncommitted (includes no obligation by the lender to loan funds when requested by the borrower) at any time outstanding, subject to asset coverage and other limitations as specified in the Credit Agreement. Borrowing results in interest expense and other fees and expenses that may impact the Funds’ expenses, including any net expense ratios. The costs of borrowing may reduce the total returns for a Fund. The Credit Agreement also imposes an ongoing commitment fee on undrawn committed amounts under the credit facility, which is allocated to between the Funds, and, within each Fund, to each share class, on a pro rata basis, based on such Fund’s (or such share classes, as appropriate) average daily net asset value.

Cash-Sweep Program. The Funds may invest in a cash-sweep program administered by the Northern Trust Company, the Funds’ Administrator, through which a Fund’s cash holdings are placed in the Northern Institutional Funds Treasury Portfolio (the “Cash Sweep Portfolio”) a money market fund pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”). All sweep vehicles, whether or not registered under the 1940 Act, carry certain risks. For example, money market fund sweep vehicles, such as the Cash Sweep Portfolio, are subject to market risks and are not subject to FDIC protection. As a shareholder of the Cash Sweep Portfolio, a Fund would bear, along with other shareholders, its pro rata portion of the Cash Sweep Portfolio’s expenses, including any advisory and administrative fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

ESG Diligence Process. To determine whether an issuer meets the Regnan Sustainable Water and Waste Fund’s criteria for possessing a given environmental, social and governance attribute, a suite of core factors promotes comprehensive evaluation while also providing flexibility to incorporate company specific and novel considerations for each environmental, social or governance theme. Environmental factors include, for example, climate transition, physical impacts of climate change, water security and other environmental management. Social factors include, for example, human capital management and workplace health and safety. Governance factors include, for example, ethical conduct, board skills, structures and management, audit data, remuneration and other corporate governance.

Each new investment is assigned an MSCI ESG rating and/or a Sustainable Value Assessment (“SVA”), an internal ESG assessment. In producing ratings, the Regnan Sustainable Water and Waste Fund draws on a broad range of public data sources, such as company filings, MSCI ESG ratings and third-party data providers such as Sustainalytics, a leading independent ESG analytics firm. This enables the Regnan Sustainable Water and Waste

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Fund to form of views on ESG performance both from the company’s own reporting and from external stakeholders. SVA ratings for all stocks within the portfolio are updated on at least an annual basis, and can be initiated more frequently in response to new information deemed material to the current rating. Factors that might lead to such a rating include, for example, updates to corporate strategy, regulatory changes, legal developments, acquisitions or divestments, and board changes.

Emerging Markets. A number of Funds invest in companies located in emerging markets as part of their principal investment strategies. Unless otherwise stated in a Fund’s principal investment strategy, the Funds define emerging markets countries as those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics.

Seed Capital Investments into the Funds. From time to time, the Adviser and/or its affiliates may invest “seed capital” in a Fund. These investments are generally intended to enable a Fund or a share class of the Fund to commence investment operations and/or achieve sufficient scale to implement the Fund’s principal investment strategy. The Adviser and/or its affiliates are under no obligation to maintain any particular level of seed capital investments in a Fund, and they can redeem their investments at any time and without prior notice. As with redemptions by other large shareholders, redemptions of seed capital could have a significant negative impact on a Fund, including on the liquidity of the Fund’s investment portfolio and the net asset value (“NAV”) of the Fund shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of a Fund.

When the Adviser or an affiliate provides “seed capital” or other capital for a Fund, it may do so with the intention of redeeming all or part of its interest in the Fund at a future point in time or when it deems that sufficient additional capital has been invested in that Fund. The timing of a redemption of seed capital could benefit the seed investor and create a conflict for the Adviser if the seed investor’s interests diverge from those of a Fund. For example, the seed investor may choose to redeem its shares at a time when a Fund’s portfolio is more liquid than at times when other investors may wish to redeem all or part of their interests. In addition, a consequence of any redemption of a significant amount, including redemption activity by a seed investor, is that investors remaining in a Fund will bear a proportionately higher share of Fund expenses following the redemption.

The Adviser and/or its affiliates may vote proxies (and have voted proxies in the past) for the shares they have received in exchange for seed capital. If seed capital investments account for a significant portion of a Fund’s outstanding shares, the Adviser and/or its affiliates may have the ability to determine the outcome of any matter affecting and voted on by shareholders of the Fund.

Summary of Principal Risks

Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. Below are the principal risks of the Funds in alphabetical order. The significance of any specific risk to an investment in a Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others and not all risks will be applicable to all Funds. You should read all of the risk information for your Fund presented below carefully, because any one or more of these risks may result in losses to the Fund.

Active Management Risk. The Adviser’s dependence, for certain of the Funds, on a quantitative strategy, and the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, evaluation of an issuer’s corporate governance practices, risk assessments, and/or the outlook on market trends and opportunities.

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Asset Allocation Risk. The risk that if a Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

[Benchmark and Reference Rate Risk. The London Interbank Offered Rate (LIBOR) was the offered rate at which major international banks could obtain wholesale, unsecured funding. The terms of debt instruments and other investments and transactions (including certain derivatives transactions) to which a Fund may be a party were historically tied to LIBOR, which was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies, and the transition to new reference rates continues. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly, but the full impact of the transition on the Funds or the financial instruments in which a Fund invests cannot yet be fully determined.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.]

China Risk. To the extent a Fund invests in securities of Chinese issuers, it may be subject to certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on non-U.S. ownership, variable interest entities (“VIEs”) risks, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. U.S. or non-U.S. government sanctions or other government’s interventions could preclude a Fund from making certain investments in China or result in a Fund selling investments in China at disadvantageous times or prices. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

Additionally, in China, U.S. ownership of Chinese companies in certain sectors (including by U.S. persons and entities, inclusive of U.S. mutual funds) is prohibited. In order to facilitate non-U.S. investment, many Chinese companies have created VIEs that allow non-U.S. investors, through the use of contractual arrangements, to both exert a degree of control and to obtain substantially all of the economic benefits arising from a company without formal legal ownership. Although VIEs are a longstanding industry practice and have been well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. If the Chinese companies (or their officers, directors, or Chinese equity holders) breached their contracts or if Chinese officials and/or regulators withdraw their implicit acceptance of the VIE structure or if new laws, rules or regulations relating to VIE structures are adopted U.S. investors could suffer substantial, detrimental, and possibly permanent effects with little or no recourse available. VIE structures do not offer the same level of investor protections as direct ownership. Investors may experience losses if VIE structures are altered or disputes emerge over control of the VIE. In December, 2021, the China Securities Regulatory Commission and China’s National Development and Reform Commission published draft rules that, if declared effective, will establish a new regulatory framework for VIEs. These proposed rules acknowledge VIEs for the first time and propose the tightening of regulations around VIEs, however not all details on how these new regulations would work in practice are clear at this stage. It remains unclear whether any new laws, rules, or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders.

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CLO Risk. Collateralized loan obligations (“CLOs”) issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche and the type of the underlying debts and loans in the tranche. Investments in subordinate tranches may carry greater risk. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. Because the underlying assets in CLOs are loans, in the event an underlying loan is subject to liquidity risks such as the risk of extended settlement, investments in the corresponding CLOs may be indirectly subject to the same risks.

Convertible Securities Risk. Convertible securities subject a Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Certain “triggering events” may cause a Fund to lose the principal amount invested in a contingent convertible security and coupon payments on contingent convertible securities may be discretionary and cancelled by the issuer. Due to these factors, the value of contingent convertible securities is unpredictable, and holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed-income security held by a Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.

The credit rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition and does not reflect an assessment of an investment’s volatility or liquidity. Securities rated in the lowest category of investment grade are considered to have speculative characteristics. If a security held by a Fund loses its rating or its rating is downgraded, a Fund may nonetheless continue to hold the security in the discretion of the Adviser. In the case of asset-backed or mortgage-related securities, changes in the actual or perceived ability of the obligors on the underlying assets or mortgages to make payments of interest and/or principal may affect the values of those securities.

Currency Risk. A significant portion of a Fund’s assets may be denominated in non-U.S. currencies. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. Some emerging markets countries may have fixed or managed currencies that are not free- floating against the U.S. dollar. A Fund is not required to hedge its non-U.S. currency risk, although it may do so through non-U.S. currency exchange contracts and other methods. Therefore, to the extent a Fund does not hedge its non-U.S. currency risk, or the hedges are ineffective, the value of a Fund’s assets and income could be adversely affected by currency exchange rate movements.

Cybersecurity Risk. The computer systems, networks, and devices used by a Fund and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, and security breaches. Despite the various protections utilized by a Fund and its service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its NAV; impediments to trading; the inability of the Funds, the Adviser and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of

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confidential information. Any problems relating to the performance and effectiveness of security procedures used by a Fund or its service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on a Fund or its investors. Furthermore, as a Fund’s assets grow, it may become a more appealing target for cybersecurity threats such as hackers and malware.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees.

Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request. Some Funds may also invest in certain depositary receipts without voting rights, for example, Thai non-voting depositary receipts (“NVDRs”). NVDRs are similar to other depositary receipts except that they do not allow the holder to participate in company decision making through voting. See Investment Strategies and Risks – Depositary Receipts in the Funds’ Statement of Additional Information (“SAI”) for additional information.

Derivatives Risk. A derivative is an instrument with a value based on the performance of an underlying financial asset, index, or other measure. The types of derivatives that might be used by a Fund may include futures and forward contracts, options, swaps, and other similar instruments. The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. Derivatives can be complex and may perform in ways unanticipated by the Adviser. Derivatives may be volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Equity Securities Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include both direct and indirect investments in such ownership interests, such as public and privately issued equity securities and common and preferred stocks, warrants and rights to subscribe to common stock or other equity securities, convertible securities, and derivative instruments that are expected or intended to track the price movement of equity indices. Different types of equity securities (including different types of instruments that provide direct or indirect exposure to ownership interests in issuers) provide different voting and dividend rights and priority in the event of a bankruptcy and/or insolvency of the issuer. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

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Emerging Markets Risk. Investing in emerging market securities magnifies the risks inherent in non-U.S. investments. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, tariffs and other sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Geopolitical events such as nationalization or expropriation could even cause the loss of the Fund’s entire investment in one or more countries. In addition, pandemics and outbreaks of contagious diseases may exacerbate pre-existing problems in emerging market countries with less established healthcare systems.

Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls, and investment restrictions that are subject to political change and balance of payments position. Issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States.

Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the transportation and custody of such securities. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. A Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation. A sub-set of emerging markets, frontier markets, are less developed than other emerging markets and are the most speculative. They have the least number of investors and may not have a stock market on which to trade. Most frontier markets consist chiefly of stocks of financial, telecommunications, and consumer companies that count on monthly payments from customers. Investments in this sector are typically illiquid, nontransparent, and subject to very low levels of regulation and high transaction fees. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Frontier market investments may be subject to substantial political and currency risk. The risk of investing in frontier markets can be increased due to government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by frontier market countries or their trading partners; and the relatively new and unsettled securities laws in many frontier market countries. These risks can result in the potential for extreme price volatility.

Equity-Linked Instruments Risk. There is a risk that, in addition to market risk and other risks of the referenced equity security, a Fund may experience a return that is different from that of the referenced equity security.

Equity-linked instruments also subject a Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of a Fund’s investment.

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ESG Factor Risk. To the extent portfolio managers of a Fund incorporate environmental, social and/or governance considerations (“ESG factors”) into their investment process, the Fund will be subject to risks associated with the relevant ESG factors. Environmental performance criteria rate a company’s management of its environmental challenges, including its effort to reduce or offset the impacts of its products and operations. Social criteria measure how well a company manages its impact on the communities where it operates, including its treatment of local populations, its handling of human rights issues, its record regarding labor-management relations, anti-discrimination policies and practices, employee safety and the quality and safety record of a company’s products, its marketing practices and any involvement in regulatory or anti-competitive controversies. Governance criteria address a company’s investor relations and management practices, including company sustainability reporting, board accountability and business ethics policies and practices.

In general, use of ESG factors in the securities selection process will affect a Fund’s exposure to certain issuers, industries, sectors, regions, and countries; may lead to a smaller universe of investments than other funds that do not incorporate ESG factor analysis; and may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG factors are incorporated and whether such investments are in or out of favor.

Successful incorporation of ESG factors into a Fund’s overall investment strategy will depend on its portfolio managers’ ability to identify and analyze financially material ESG issues, and there can be no assurance that the strategy or techniques employed will be successful.

ETF Risk. In addition to the risks associated with the underlying assets held by an ETF, investments in ETFs may be subject to the following additional risks: (1) the market price of an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively-managed ETF may not accurately track the performance of the reference asset; and (5) a passively- managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track. Investment in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Euro-and Eurozone-Related Risk. To the extent a Fund invests in investments located in Europe, it may be subject to risks not typically associated with investments in the United States. A majority of western European countries and a number of eastern European countries are members of the European Union, an intergovernmental union aimed at developing economic and political coordination and cooperation among its member states.

European countries that are members of the Economic and Monetary Union of the European Union (“EMU”) are subject to restrictions on inflation rates, interest rates, deficits, and debt levels. The EMU sets out different stages and commitments for member states to follow in an effort to achieve greater coordination of economic, fiscal, and monetary policies. As a condition to adopting the euro, EMU member states must also relinquish control of their monetary policies to the European Central Bank and become subject to certain monetary and fiscal controls imposed by the EMU. These controls remove EMU member states’ flexibility in implementing monetary policy measures to address regional economic conditions, which may impair their ability to respond to crises. A number of countries in the European Union have experienced, and may continue to experience, severe economic and financial difficulties. Additional European Union member countries may also fall subject to such difficulties.

These events could negatively affect the value and liquidity of a Fund’s investments in euro-denominated securities and derivatives contracts, as well as securities of issuers located in the European Union or with significant exposure to European Union issuers or countries, to the extent a Fund invests in such securities. If the euro is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations and derivative contracts would be determined by laws in effect at such time. Such investments may continue to be held, or purchased, to the extent consistent with a Fund’s investment objective and permitted under applicable law. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of a Fund’s shares.

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Continuing uncertainty as to the status of the European Economic and Monetary Union (“EMU”) and the potential for certain countries to withdraw from the institution has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EU could have significant adverse effects on currency and financial markets, and on the values of a Fund’s portfolio investments. In 2020, the UK left the EU (commonly known as “Brexit”). The full extent of the political, economic and legal consequences of Brexit are not yet fully known, and the long-term impact of Brexit on the UK, the EU and the broader global economy may be significant. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies and the broader economy could be significantly impacted, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, or the abandonment of the Euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties.

If one or more EMU countries were to stop using the euro as its primary currency, a Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to liquidity risk and the risk that a Fund may not be able to value investments accurately to a greater extent than similar investments currently denominated in euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU related investments, or should the euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. A Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.

Fixed Income Risk. Some Funds may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases.

Your investment will decline in value if the value of a Fund’s investments decreases. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain. Because the Regnan Sustainable Water and Waste Fund focuses on water-and waste-related investments, the Regnan Sustainable Water and Waste Fund will be subject to a greater extent to risks associated with these value chains. Please see “Water-Related Risks” and “Waste-Related Risks” below for more information on these specific risks.

Geographic Focus Risk. From time to time a Fund’s investment may be focused in a particular geographic region. The value of the investments of a Fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting such location are therefore likely to cause the value of a Fund’s shares to decrease, perhaps significantly.

Growth Investing Risk. The prices of growth stocks may be based largely on expectations of future earnings, and can decline rapidly and significantly in reaction to negative news about various factors, such as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over a short or long period of time. Growth stocks may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, at times when it holds investments in growth stocks, a Fund may underperform other investment funds that favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.

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GARP Investment Strategy Risk. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to the relevant company’s earnings growth rate. To the extent a Fund uses a GARP investing strategy, the Fund’s performance may be adversely affected when stocks preferred by a GARP investing strategy underperform or are not favored by investors in prevailing market and economic conditions. To the extent a Fund’s GARP investment strategy incorporates value investing, the Fund will be subject to the risks associated with value securities. See “Value Investing Risk” below.

Hedging Risk. Some Funds may invest in hedging assets. Hedging is a strategy in which a Fund uses a derivative or other security to offset certain risks associated with other Fund holdings or to render the portfolio more resilient to market fluctuations. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A Fund is not required to use hedging and may choose not to do so.

High Yield (“Junk Bond”) Investments Risk. Some Funds may invest in high yield securities, also known as “junk bonds,” which have a higher risk of issuer default or may be in default. The securities are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. In particular, lower-rated high yield securities (CCC or below) are subject to a greater degree of credit risk than higher-rated high yield bonds. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. A characteristic of the high yield bond is the issuance of securities under Rule 144A, many with registration rights. Some Funds may invest in high yield securities issued under Rule 144A, with or without registration rights.

India Risk. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, economic growth and the profitability of private enterprises. Global economic developments may inhibit the flow of non-U.S. capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of individuals and corporate governance standards of Indian companies may be weaker and less transparent, which may increase the risk of loss and unequal treatment of investors. To the extent a Fund invests in investments in India, it may be subject to risks presented by investments in an emerging market country, including liquidity risk, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as between sectarian groups within each country). In addition, the Indian economy could be adversely impacted by natural disasters and acts of terrorism. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long- term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund. Your investment will decline in value if the value of the Fund’s investments decreases. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute in the current market environment because the Federal Reserve Board recently raised rates and may continue to do so.

Investment Company Risk. If a Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. A Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Fund.

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IPO Risk. A Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs.

Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Japan Risk. The Japanese economy may be subject to economic, political and social instability, which could have a negative impact on Japanese securities, and may impact a Fund’s performance to the extent it invests in such securities. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. At times, the Japanese economy has been adversely impacted by government intervention and protectionism, changes in its labor market, and an unstable financial services sector. International trade, government support of the financial services sector and other troubled sectors, government policy, natural disasters and/or geopolitical developments could significantly affect the Japanese economy. A significant portion of Japan’s trade is conducted with developing nations and can be affected by conditions in these nations or by currency fluctuations. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy.

Key Person Risk. Key person risk is the risk that results when a Fund’s investment program is highly dependent on the investment skill and dedication of a small number of “key” persons at the Adviser, which can result in decreased investment results if these “key” persons become unable to apply their full attention to the management of a Fund’s investments for health or other reasons.

Limited History of Operations. Regnan Global Equity Impact Solutions and the Regnan Sustainable Water and Waste Fund are newly organized, diversified, open-end management investment companies with limited operating histories. As a result, prospective investors have a limited track record or history on which to base their investment decision. The Adviser or its affiliates may contribute “seed capital” in connection with the launch of a Fund to commence operations prior to investment by third parties. Seed capital may represent ownership of up to 100% of a Fund during its initial phase of operation and, in limited circumstances, during subsequent periods. It is anticipated that over time this percentage will decrease. Funds with higher percentages of seed capital may exhibit different portfolio dynamics or performance profiles than those with a lower percentage of seed capital.

Liquidity Risk. The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

Liquidity risk may be amplified in situations where foreign countries close their securities markets for extended periods of time due to scheduled holidays, such as the week-long closure of Chinese securities markets that occurs annually in October. The U.S. Securities and Exchange Commission (the “SEC”) has recently proposed rule amendments that, if adopted as proposed, could result in a larger percentage of a Fund’s investments being classified as illiquid investments.

Loan-Related Investments Risk. In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Bank loans are generally less liquid than many other debt securities. Transactions in bank loans may settle on a delayed basis (and in certain cases may take longer than seven days to settle), such that a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, the proceeds related to the sale of bank loans may not be available to make additional investments or to meet a Fund’s redemption obligations until a substantial period after the sale of the loans.

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Long-Term Investment Strategy Risk. Regnan Global Equity Impact Solutions and Regnan Sustainable Water and Waste Fund each pursue long-term investment approaches, typically seeking returns over a period of several years. This investment style may cause those Funds to lose money or underperform compared to their benchmark indices or other mutual funds over extended periods of time, and the Funds may not perform as expected in the long term. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Funds’ portfolios. The market price of a Fund’s investments may fluctuate daily due to economic and other events that affect particular companies and other issuers or the market as a whole. Short- and medium-term price fluctuations may be especially pronounced in less developed markets or in companies with lower market capitalizations in which the Funds may invest.

Investments in certain industries or markets may be subject to wider variations in performance as a result of special risks common to such markets or industries. For example, water-related companies may be impacted by extreme weather events such as floods or droughts, or by worldwide technological developments or statutory or regulatory changes, quickly rendering their business models and services outdated.

Market Risk. The market value of a Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon political, regulatory, market, economic, and social conditions, as well as developments that impact specific economic sectors, industries, or segments of the market, including conditions that directly relate to the issuers of a Fund’s investments, such as management performance, financial condition, and demand for the issuers’ goods and services. The Funds are subject to the risk that geopolitical events will adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on global economies and markets. Likewise, natural and environmental disasters and epidemics or pandemics may be highly disruptive to economies and markets.

Municipal Securities Risk. Municipal securities are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from federal income tax.

Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation and the rating(s) of the issue. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal securities may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

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Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. An epidemic or pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, which may adversely affect markets, issues, and/or non-U.S. exchange rates. The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic and its effects can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.

Non-U.S. Securities Risk. Non-U.S. securities risk is the risk associated with investments in issuers located in non-U.S. countries. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these non-U.S. markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities. U.S. government tariffs, sanctions or other actions directed at a particular country could adversely impact issuers in that country.

Other risks associated with investing in non-U.S. securities include, among other things, imposition of exchange control regulation by the U.S. or non-U.S. governments, U.S. and non-U.S. withholding or other taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in non-U.S. nations. There may be less publicly available information about certain non-U.S. companies than would be the case for comparable companies in the U.S. and certain non-U.S. companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain non-U.S. countries. Investors in non-U.S. countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against non-U.S. issuers or non-U.S. persons is limited. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of a Fund’s non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by other countries (such as the United States), political changes or diplomatic developments may also cause the value of a Fund’s non-U.S. investments to decline. When imposed, non-U.S. withholding or other taxes reduce a Fund’s return on non-U.S. securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire non-U.S. investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of non-U.S. issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts. In certain cases, depositary receipts may also be issued through programs in local markets, such as Thai NVDRs. See Summary of Principal Risks – Depositary Receipts in this Prospectus for additional information. To the extent a Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, non-U.S. securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring non-U.S. entities to honor their contractual commitments.

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Participatory Notes Risk. Participatory notes are equity access products structured as debt obligations issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Some participatory notes may be considered illiquid and, therefore, will be subject to a Fund’s percentage limitation for investments in illiquid securities. The Funds may take long or short positions in participatory notes.

Portfolio Turnover Risk. A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Adviser’s control. These transactions will increase a Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to a Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

Preferred Stock Risk. A Fund may invest in preferred stock. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of a Fund to achieve its investment objective and could increase the operating expenses of the Fund.

REIT Risk. REITs are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small-Cap and Mid-Cap Company Risk. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. These companies may experience higher growth rates and higher interest rates than larger capitalization companies. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices. Smaller capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

South Korea Risk. To the extent a Fund invests in investments located in South Korea, the Fund will be susceptible to adverse market, political, regulatory and geographic events affecting South Korea. The South Korean economy is dependent on the economies of other Asian countries, especially China and Southeast Asia, and the United States as key trading partners. Furthermore, South Korea’s economy may be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. Also, tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate of South Korea.

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Sustainable Investing Risk. Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, Regnan Sustainable Water and Waste Fund (for purposes of this risk, the “Fund”) may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Although the Adviser seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. The Adviser’s exclusion of certain investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well. Because the Adviser evaluates ESG metrics when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG metrics. ESG metrics may prioritize long term rather than short term returns. There is a risk that the information that the Adviser uses in evaluating an issuer may be incomplete, inaccurate or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, the Adviser’s assessment of whether an issuer fits within its sustainability criteria is made at the time of purchase and as a result, there is a risk that the issuers identified by the Adviser will not operate as anticipated and will no longer fit within the Adviser’s sustainability criteria. Further, the regulatory landscape with respect to sustainable investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process with respect to sustainable investing.

Taiwan Risk. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerge economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole, and may impact a Fund’s performance to the extent the Fund invests in such securities. Additionally, a disruption in Taiwan’s exports could also result in broader negative economic impacts with respect to those industries and countries that rely upon them. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.

United Kingdom Investments Risk. The United Kingdom has one of the largest economies in Europe and is heavily dependent on trade with the European Union, and to a lesser extent the United States and China. As a result, the British economy may be impacted by changes to the economic condition of the United States, China and other European countries. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy, as well as on a Fund, to the extent a Fund invests in investments located in the United Kingdom. Furthermore, the United Kingdom voted via referendum to leave the European Union (“Brexit”). After years of negotiations, a trade agreement between the United Kingdom and the European Union became effective on January 1, 2021, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The impact of Brexit on the economies of the United Kingdom and its trading partners is still uncertain.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Waste-related Risks. Companies operating in the waste water value chain can be affected by, among other things, availability and cost of labor to collect and transport waste, transportation costs, consumer and industry trends and subsequent waste volumes, regulatory changes on collection, and treatment of waste. These companies can also be affected by overall economic trends, government spending on related projects, and the cost of commodities.

Water-related Risks. Companies operating in the water value chain can be affected by, among other things, irrigation and industrial usage trends, viability of infrastructure projects, regulatory changes on water usage, pricing, contamination and reusability, and environmental factors such as floods and droughts. These companies can also be affected by overall economic trends, interest rates, government spending on related projects, and the cost of commodities.

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Portfolio Holdings Disclosure

A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio holdings is available in the SAI.

PRIOR RELATED PERFORMANCE OF SIMILAR ACCOUNTS

The Regnan Sustainable Water and Waste Fund (the “Fund” for purposes of this section) has performance history that is shorter than the performance history of other accounts and/or funds managed similarly by the Fund’s portfolio management team. The following tables set forth historical performance information for an open-ended investment company (OEIC) and UCITS that have a substantially similar investment objective, policy and strategy as the Fund and are managed by the same portfolio managers. The portfolio managers have managed similar strategies as employees of other investment managers prior to September 13, 2021, however, the underlying funds in the Regnan Sustainable Water and Waste Fund Composite (the “Composite”) are limited to include only accounts managed during the portfolio managers’ time at the Adviser, which they joined in 2021. The referenced accounts comprise all substantially similar strategies managed by the Adviser and its affiliates.

The data for the Composite is provided to illustrate the past performance of the Fund’s portfolio managers in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. The accounts in the Composite are separate and distinct from the Fund; the performance of the Composite is not intended as a substitute for the Fund’s performance and should not be considered a prediction of the future performance of the Fund or of the portfolio management team.

The Composite’s performance data shown below was calculated in accordance with recognized industry standards, consistently applied to all time periods. All returns presented were calculated on a total return basis, and assume the reinvestment of dividends, capital gains and other earnings. All returns are net of trading costs, without provision for U.S. federal or state income taxes. The Composite’s performance information is calculated on the basis of the returns of underlying accounts denominated in currencies other than U.S. dollars (specifically, British Pounds (GBP)) and the returns of those accounts have been converted to U.S. dollars as of each reference date, prior to factoring those accounts into the Composite’s performance. Converting an underlying account denominated in a foreign currency to U.S. dollars will impact total annual returns for the Composite. “Net of Fees” figures also reflect the deduction of all fees applicable to the accounts in the Composite including a bundled fee (which includes all effective charges for management fees, custody and other administrative fees) and performance fees. “Gross of Fees” figures show performance without taking into account the deductions of any fees.

Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Monthly returns of the Composite combine the individual accounts’ returns (calculated on a time-weighted rate of return basis that is revalued daily) by asset-weighting each account’s asset value as of the beginning of the month. Annual returns are calculated by linking the monthly returns. Investors should be aware that the performance information shown below was calculated differently than the methodology mandated by the SEC for registered investment companies.

The underlying accounts included in the Composite may be subject to lower expenses than the Fund and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the underlying accounts would have been less favorable had the underlying accounts been subject to the same expenses as the Fund and may have been less favorable had they been regulated as investment companies under the federal securities laws.

The returns set forth below may not be representative of the results that may be achieved by the Fund in the future, in part because the past results are not necessarily indicative of future results. In addition, the results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions, market conditions and other factors. The effect of taxes on any investor will depend on such person’s tax status, and the results have not been reduced to reflect any income tax that may have been payable.

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The table below shows the annual total returns for the corresponding Composite, and a broad-based securities market index for the period ended September 30, 2024.

Prior Performance of a Similar Account Relating to the Fund

Since Inception[1]
Comparable Account (Net of Fees)	[	]%
Comparable Account (Gross of Fees)	[	]%
MSCI All Country World NR Index (Benchmark)	[	]%

[1]	The Composite’s inception date is October 1, 2021.

MANAGEMENT OF THE FUNDS

Investment Adviser

JOHCM (USA) Inc (“JOHCM USA” or the “Adviser”) serves as the investment adviser to the Funds. Its principal place of business is 1 Congress Street, Suite 3101, Boston, MA, 02114. JOHCM USA is an indirect wholly owned subsidiary of Perpetual Limited. Perpetual Limited is a diversified financial services company that has been serving Australians since 1886. The Adviser is an investment adviser registered with the SEC in the U.S. under the Investment Advisers Act of 1940, as amended. As investment adviser to the Funds, subject to the Board’ of Trustees’ supervision, JOHCM USA continuously reviews, supervises, and administers each Fund’s investment program. JOHCM USA also ensures compliance with each Fund’s investment policies and guidelines. For its services, the Adviser is entitled to a management fee, as set forth below, which is calculated daily and paid monthly based on the average daily net assets of each Fund. As of September 30, 2024, JOHCM USA had approximately $11.18 billion in assets under management.

Under the Funds’ Investment Advisory Agreement, the Adviser is paid an annual management fee from each Fund as follows:

Fund	Management Fee (as percentage of average daily net assets)
JOHCM Emerging Markets Discovery Fund	[1.05	]%
JOHCM Emerging Markets Opportunities Fund	[0.90	]%
JOHCM Global Select Fund	[0.89	]%
JOHCM International Opportunities Fund	[0.75	]%
JOHCM International Select Fund	[0.89%/0.84%	*]
Regnan Global Equity Impact Solutions	[0.75	]%
Regnan Sustainable Water and Waste Fund	[0.75	]%

[* 0.89% of average daily net assets up to $7 billion; 0.84% of average daily net assets in excess of $7 billion.]

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement between the Adviser and the Trust on behalf of the Funds, is included in the Fund Form N-CSR for the period during which the Board of Trustees approved the contract, except that, in the case of a new Fund, a discussion of the basis of the Board of Trustees’ approval of the Fund’s initial Investment Advisory Agreement is included in the Fund’s initial filing on Form N-CSR. The Board of Trustees’s cycle for the Funds’ contract renewals typically occurs in December each year.

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Participating Affiliate Arrangements

JOHCM USA has entered into a personnel-sharing arrangement with its United Kingdom-based affiliate, J O Hambro Capital Management Limited, and with its Singapore-based affiliate, JOHCM (Singapore) Pte. Limited (“JOH Singapore”). Pursuant to this arrangement, certain employees of J O Hambro Capital Management Limited and JOH Singapore, as “participating affiliates,” serve as “associated persons” of JOHCM USA and, in this capacity, are subject to the oversight of JOHCM USA and its Chief Compliance Officer. These associated persons will, on behalf of JOHCM USA, provide discretionary investment management services (including acting as portfolio managers), research and related services to the Funds in accordance with the investment objectives, policies and limitations set forth in the Prospectus and SAI. The personnel-sharing arrangement is based on no-action letters of the staff of the SEC that permit SEC-registered investment advisers to rely on and use the resources of advisory affiliates, subject to certain conditions. While J O Hambro Capital Management Limited is currently registered as an investment adviser with the SEC, while acting as a participating affiliate of JOHCM USA, its associated persons will be subject to the policies and procedures of JOHCM USA. J O Hambro Capital Management Limited may in the future deregister as an investment adviser in the US, but such deregistration would not affect the participating affiliate arrangement through which it provides services to the Funds. JOH Singapore is not registered as an investment adviser with the SEC.

In addition, trading personnel will be shared across the affiliates referenced above, and execution of trades may be done by personnel employed by these affiliated entities, in each case subject to the participating affiliate arrangements described above. JOHCM USA expects to execute a substantial portion of each JOHCM and Regnan Fund’s trading orders through personnel and systems housed at J O Hambro Capital Management Limited and at JOH Singapore.

Fund Recoupment Arrangements

The Adviser has contractually agreed to waive fees and reimburse expenses of each Fund to the extent that total annual operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed amounts specified in each Fund Summary, as applicable. Generally, if it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Funds’ Investment Advisory Agreement.

Predecessor Fund Recoupment Arrangements

Under the Third Amended and Restated Expense Limitation Agreement dated June 13, 2024 between the Adviser and the Trust (the “Primary Expense Limitation Agreement”), which references previous investment advisory agreements between certain series of Advisers Investment Trust, to which the Funds, with the exception of Regnan Global Equity Impact Solutions and Regnan Sustainable Water and Waste Fund (together, the “Regnan Funds”) now serve as accounting successors (each, a “Predecessor Fund,” and collectively, the “Predecessor Funds”), and J O Hambro Capital Management Limited, an affiliate of the Adviser that served as the investment adviser to each Predecessor Fund, J O Hambro Capital Management Limited agreed to waive investment management fees and reimburse certain Predecessor Funds for other expenses of the Predecessor Fund (including, but not limited to, organizational and offering costs), to the extent necessary to limit the total operating expenses of the Predecessor Funds (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)). To the extent that J O Hambro Capital Management Limited waived the investment advisory fees and/or reimbursed the Predecessor Funds for such other ordinary expenses, the Adviser may seek reimbursement of a portion or all such amounts from the respective Funds into which those Predecessor Funds have merged at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. Any such recoupment may not cause any Fund’s ordinary operating expenses to exceed the expense limitation that was in place with respect to the relevant Predecessor Fund when the fees were waived or expenses reimbursed. The Adviser will generally seek recoupment only in accordance with the terms of any expense limitation that is in place with respect to the relevant Fund at the time of recoupment.

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Fund Recoupment Arrangement Under the Supplemental Expense Limitation Agreement for JOHCM International Opportunities Fund

Solely with respect to JOHCM International Opportunities Fund (for the purposes of this paragraph, the “Fund”), the Trust and the Adviser have entered into an Amended and Restated Supplemental Expense Limitation Agreement dated as of February 1, 2024 (the “Supplemental Expense Limitation Agreement”). Under the Supplemental Expense Limitation Agreement, the Adviser has contractually agreed to waive additional fees and reimburse additional expenses to the extent that Total Annual Fund Operating Expenses of the Fund (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.50%, 0.60%, 0.75%, and 0.50% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until

February 1, 2026. The waiver/reimbursement under the Supplemental Expense Limitation Agreement is imposed only after the fee waiver and expense reimbursement outlined in the Primary Expense Limitation Agreement has been fully applied. Under the Supplemental Expense Limitation Agreement, the Adviser (i) cannot recoup any supplemental waiver/reimbursement and (ii) will suspend the payment of any recoupment provided for under the Primary Expense Limitation Agreement until February 1, 2026, the termination date of the Supplemental Expense Limitation Agreement. Unlike the Primary Expense Limitation Agreement, which contemplates automatic renewal and continuation from year to year, the Supplemental Expense Limitation Agreement may not be renewed or extended past February 1, 2026. It is expected that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements will revert to a higher level following February 1, 2026.

As of September 30, 2024, the following Funds are subject to recoupment by the Adviser of fees previously waived or reimbursed by J O Hambro Capital Management Limited and/or JOHCM (USA) Inc:

Fund Name	Amount Available for Recoupment			Amount of Recoupment expiring on September 30, 2027			Amount of Recoupment expiring on September 30, 2026	Amount of Recoupment expiring on September 30, 2025
JOHCM Emerging Markets Discovery Fund	$	[	]	$	[	]	$165,037	$108,217
JOHCM Emerging Markets Opportunities Fund	$	[	]	$	[	]	$8,080	N/A
JOHCM Global Select Fund	$	[	]	$	[	]	$69,362	$26,536
JOHCM International Opportunities Fund	$	[	]	$	[	]	$63,071	$52,934
JOHCM International Select Fund	$	[	]	$	[	]	$290,951	N/A
Regnan Global Equity Impact Solutions	$	[	]	$	[	]	$56,432	$250,001

Portfolio Management

The Funds are managed using a team-based approach. Each of the Funds is managed jointly and primarily by one or more investment professionals and may be supported by analysts. The members of the Funds’ management teams, and the name of the Fund for which each team member is responsible, are listed below.

Mohsin Ahmad, CFA

Fund Manager

Regnan Global Equity Impact Solutions

Mohsin Ahmad joined JOHCM in April 2020. He previously was a senior analyst on the Hermes Impact Opportunities Fund, having joined Hermes Investment Management in 2017. Prior to joining Hermes, he was an investment manager in Global Equities at Pictet Asset Management. Mohsin was a generalist on the World Equities Fund and covered energy and specialty chemicals sectors for the Global Major Players Fund. During his time at Pictet, Mohsin worked in Geneva with thematic equity funds including, Water, Clean Energy and Agriculture. Mohsin started his career at Savills Commercial in London within Investment and European Valuations. Mohsin holds a BA and MA in Land Economy from Cambridge University and is a CFA charterholder.

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Emery Brewer

Senior Fund Manager

JOHCM Emerging Markets Discovery Fund

Emery Brewer is Senior Fund Manager of the J O Hambro Emerging Markets Small Cap strategy and joined JOHCM in March 2010, following a brief retirement from 2008 to 2010. He has over 28 years of experience in Emerging Markets equity fund management, gained while working at Driehaus Capital Management as well as at JOHCM. In December 1997, Emery founded the Driehaus Capital Management Emerging Markets Growth Fund which he managed for ten years until he left Driehaus in December 2007. In 1998, he founded the Driehaus International Discovery Fund. Prior to this, he was an analyst and manager for the Driehaus East Europe Fund.

Emery has a BSc in Economics from the University of Utah and a MBA from the University of Rochester.

Ada Chan

Senior Fund Manager

JOHCM Emerging Markets Opportunities Fund

Ada Chan joined the Adviser in April 2011. Ada is a Senior Fund Manager for the J O Hambro Global Emerging Markets Opportunities strategy. Prior to joining the Adviser, Ada spent three years at GMO LLC as an Investment Analyst. She previously worked at Baring Asset Management as an Equity Research Analyst. Prior to 2000, she worked as an International Management Trainee and Equity Research Intern at State Street Corporation and Salomon Smith Barney, respectively. Ada holds an MSc in Computer Information Systems and a BA in Business Administration, both from Boston University.

Tim Crockford

Senior Fund Manager

Regnan Global Equity Impact Solutions

Tim Crockford joined JOHCM in June 2020. He previously managed the Hermes Impact Opportunities Equity Fund from its launch in December 2017, having co-founded the Hermes Impact team in 2016. Tim joined Hermes Investment Management in 2009 as a research analyst for the European Equities team and became lead portfolio manager of the ESG-integrated Hermes Europe ex-UK Equity Fund in 2015, which he also managed until he left Hermes. Prior to joining Hermes, Tim was an analyst at Sourcecap International, a European equity fund boutique, which Hermes acquired in 2009. Before that, he was a primary research analyst at Execution Limited (which seeded Sourcecap), where he worked on major projects in the consumer, retail and financial services sectors. Tim was raised and educated in Malta and graduated from the University of Malta in 2006 with a Bachelor of Accountancy (Hons) degree, as well as a Bachelor of Commerce degree.

Dr. Ivo Kovachev

Senior Fund Manager

JOHCM Emerging Markets Discovery Fund

Dr. Ivo Kovachev is Senior Fund Manager of JOHCM Emerging Small Cap Markets strategy and joined JOHCM in March 2010. Prior to joining JOHCM, Ivo worked at Kinsale Capital Management from 2005 to 2008, where he was Chief Investment Officer. Prior to this role, he spent ten years at Driehaus Capital Management, from 1995 to 2005, most recently as Fund Manager for Driehaus European Opportunity Fund. Together with Emery Brewer, Ivo co-managed the Driehaus International Discovery Fund from 2002 to 2005. During his tenure with Driehaus Capital Management, he also contributed to the Emerging Markets Growth investment process for many years. From 1995 to 1998, Ivo worked on and then managed the Driehaus East Europe Fund. Ivo holds a MEng in Management Information Systems from the Prague School of Economics, MSc in Technology and Innovation Management from the University of Sussex. In addition, he holds a PhD in Industrial and Development Policy. Ivo is also a Fulbright Scholar, having attended the Thunderbird School of Global Management in Arizona (USA).

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Robert Lancastle, CFA

Senior Fund Manager

JOHCM International Opportunities Fund

Robert Lancastle joined JOHCM in February 2012 and is the Senior Fund Manager of the J O Hambro Global Opportunities strategy (which launched in Q2 2012) and the J O Hambro International Opportunities strategy (which launched in Q3 2016). Prior to joining JOHCM, Robert worked for Orbis Investment Advisory from 2008 to 2012 as an Equity Analyst for the Orbis Global Equity strategy, focused on the retail, media, technology, oil & gas, and insurance sectors. Previously, Robert worked as a math and physics teacher at Wellington College.

Robert holds a BEng and MEng from Cambridge University and is a CFA charterholder.

Bertrand Lecourt

Senior Fund Manager

Regnan Sustainable Water and Waste Fund

Bertrand Lecourt joined JOHCM in April 2021. Bertrand leads the Thematic Investing strategy. He is Senior Fund Manager on the Regnan Sustainable Water and Waste strategy. Previously he was a Portfolio Manager at Fidelity International, where he launched and managed the Fidelity Funds—Sustainable Water & Waste Fund. Prior to joining Fidelity International in 2018 Bertrand was a Portfolio Manager at Polar Capital and the founder and CIO of Aquilys Investment Management. Before moving to the buyside, Bertrand was Head of Equity Research, France at Deutsche Bank and a utilities analyst at Dresdner Kleinwort Benson and Goldman Sachs. He holds an MSc in International Finance from HEC School of Management, France, an MSc in Money, Banking and Finance from Birmingham University, UK, and a DEA in Monetary Economics from Orleans University, France.

Christopher J.D. Lees, CFA

Senior Fund Manager

JOHCM Global Select Fund

JOHCM International Select Fund

Christopher Lees joined JOHCM in September 2008. Christopher is the Senior Fund Manager for the Funds’ Global and EAFE strategies. Before deciding to join JOHCM, Christopher spent more than 19 years at Baring Asset Management, most recently as Head of the firm’s Global Sector Teams. In addition to this role, Chris was Baring’s Lead Global High Alpha Manager and Lead Manager for the EAFE portfolios. Previously, he held positions as Senior Portfolio Manager, US Equity Team in Boston and as an Analyst in the UK Stock Selection as well as the firm’s Global Asset Allocation team. Chris is a CFA charterholder and holds a BSc with Honours in Geography from London University, England and has lived and worked in the US, Europe, and Asia.

Stephen Lew, CFA

Senior Fund Manager

JOHCM Emerging Markets Discovery Fund

Stephen Lew joined JOHCM in September 2013 and is Senior Fund Manager of the J O Hambro Emerging Markets Small Cap strategy. He has over 15 years’ experience in Emerging Markets equity fund management. Prior to joining JOHCM, from 2010 to 2012, Stephen was a Senior Portfolio Manager for Artio Global Investors. At Artio, he was responsible for managing the Asia ex-Japan sleeve of Artio International Equity Fund, Artio International Equity Fund II, and separately managed accounts. From 2005 to 2010, Stephen was the Senior Asia ex-Japan Analyst at Janus Capital Group. Between 1999 and 2005 he worked at Driehaus Capital Management along-side Emery Brewer and Ivo Kovachev as the Asia ex-Japan Analyst. Stephen has a BA in Business Economics and Japanese from the University of California, an MBA with concentration in Finance from the University of Chicago, Graduate School of Business and a CFA charterholder. He is a native Mandarin and conversational Japanese speaker.

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Ben Leyland, CFA

Senior Fund Manager

JOHCM International Opportunities Fund

Ben Leyland joined JOHCM in April 2006 as an analyst and was subsequently promoted to Fund Manager for the JOHCM UK Opportunities Fund. Since 2012, Ben has been the Senior Fund Manager of the J O Hambro Global Opportunities and since 2016. The Senior Fund Manager of the J O Hambro International Opportunities strategy. He was previously at Schroder Investment Management as a financial analyst in their Pan-European equity research department. Ben is a CFA charterholder and holds a MA (Hons) in History from the University of Cambridge. He was vote one of Financial News’s 40 under 40 Rising Stars in Asset Management, 2015.

Nudgem Richyal, CFA

Senior Fund Manager

JOHCM Global Select Fund

JOHCM International Select Fund

Nudgem Richyal joined JOHCM in June 2008. Nudgem is a Senior Fund Manager for the Funds’ Global and EAFE strategies. Additionally, Nudgem is the Senior Fund Manager for JOHCM’s Global Sharia Compliant Equity Strategy. Prior to joining JOHCM, Nudgem spent more than seven years at Baring Asset Management (working closely with Christopher Lees), as an Investment Director within the Global Equity Group and investment manager of one of the largest Latin American funds in London (US $1.25 billion as of February, 2008). Further responsibilities included the construction of a soft commodities portfolio and the development of global sector strategies. Before Baring, he worked at Hill Samuel Asset Management London for one year.

Nudgem is a CFA charterholder and holds a First Class BSc Honours Degree in Chemistry from the University of Manchester, England.

Saurabh Sharma

Senior Fund Manager

Regnan Sustainable Water and Waste Fund

Saurabh Sharma joined JOHCM in April 2021. Saurabh is part of the Thematic Investing strategy. He is a Fund Manager on the Regnan Sustainable Water and Waste strategy. Previously, he was an Assistant Portfolio Manager on the Fidelity Sustainable Water & Waste strategy and an Investment Director in Fidelity’s equity team. Prior to joining Fidelity in 2014, he worked as an equity research analyst for Moody’s Analytics (erst Copal Amba) from 2011 to 2014 and for Global Data from 2010 to 2011. He has an MBA in Finance from IBS, Hyderabad, India, and holds a CFA (ICFAI) degree. In addition, he is a CFA and CAIA charter holder.

James Syme, CFA

Senior Fund Manager

JOHCM Emerging Markets Opportunities Fund

James Syme joined the Adviser in May 2011. James is Senior Fund Manager for the J O Hambro Global Emerging Markets Opportunities strategy. Prior to joining the Adviser, James spent five years at Baring Asset Management (“Baring”) as the Head of Global Emerging Market Equities. At Baring, he and his colleague Paul Wimborne managed the Baring Global Emerging Markets Fund and thirteen other funds and segregated mandates with peak assets under management of over $4 billion. James previously worked at SG Asset Management for nine years as a portfolio manager and as Head of Global Emerging Markets. Previously, James was a portfolio manager at Henderson Investors and an analyst at H Clarkson. James is a CFA charterholder and holds a BA Honours Degree in Geography from the University of Cambridge, England.

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Paul Wimborne

Senior Fund Manager

JOHCM Emerging Markets Opportunities Fund

Paul Wimborne joined the Adviser in April 2011. Paul is Senior Fund Manager for the J O Hambro Global Emerging Markets Opportunities strategy. Prior to joining the Adviser, Paul spent over four years at Baring Asset Management (“Baring”) as an investment manager in the Global Emerging Markets team led by James Syme. At Baring, Paul was lead or deputy manager for fourteen emerging markets mandates with peak assets under management of over $4 billion. He previously worked at Insight Investment for three years as a fund manager in the Emerging Markets & Asia team and for five years in the Emerging Markets team at Rothschild Asset Management. Paul holds a BSc Honours Degree in Management and Chemical Sciences from the University of Manchester Institute of Science and Technology, England and is an affiliate member of the CFA.

The SAI provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

Administrator, Transfer Agent, Custodian, and Distributor

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Funds’ Administrator and Fund Accounting Agent, Transfer Agent, and Custodian. The Funds have entered into a distribution agreement with Perpetual Americas Funds Distributors, LLC (the “Distributor”), 3 Canal Plaza, Suite 100, Portland, Maine 04101, to distribute shares of the Funds.

YOUR ACCOUNT

Pricing Your Shares

When you buy and sell shares of a Fund, the price of the shares is based on the Fund’s net asset value per share (“NAV”) next determined after the order is received.

Calculating the Fund’s NAV

The NAV is calculated at the close of trading of the NYSE, normally 4:00 p.m. Eastern time (“ET”)/ 3:00 p.m. Central time (“CT”), on each day that the NYSE is open for business. The NYSE is closed on the following days: Saturdays and Sundays; U.S. national holidays including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Your order to purchase or sell shares is priced at the next NAV calculated after your order is received and deemed to be in good order by the Funds’ Transfer Agent or a financial intermediary. Only purchase orders received and deemed to be in good order by the Funds’ Transfer Agent before 4:00 p.m. ET/3:00 p.m. CT will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. ET/3:00 p.m. CT. When that happens, purchase requests received by the Funds or a financial intermediary after the NYSE closes will be effective the following Business Day. The NAV of a Fund may change every day.

A purchase, redemption, or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed, and delivered. Requests must include the following:

•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions and exchanges (other than telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable; and

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•

Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 866-260-9549 (toll free) or 312-557-5913 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless you have provided all information required by the Funds’ “Customer Identification Program” as described below.

Valuing the Funds’ Assets

The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Each Fund generally uses pricing services to determine the market value of securities. Non-U.S. securities, currencies, and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars at the prevailing exchange rate of such currencies against the U.S. dollar as provided by an approved independent pricing service.

In compliance with Rule 2a-5 of the 1940 Act, the Board of Trustees has designated the Adviser as the Funds’ “valuation designee” with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable. The Adviser, in its role as the valuation designee, has established an internal committee (the “Committee”) comprised of select officers and staff of the Adviser to discharge its responsibilities under the Trust’s valuation procedures (the “Valuation Procedures”).

If market quotations for a security are not available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or non-U.S. exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser, as valuation designee, will value a Fund’s assets at their fair value according to the Valuation Procedures approved by the Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, such security’s fair value will be determined by the Adviser using the Valuation Procedures, subject to oversight by the Board of Trustees.

In addition, fair value pricing may be used if events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Fund may use a systematic valuation model provided by a third-party pricing service to fair value its international equity securities.

Without a fair value price, short-term investors could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Non-U.S. markets in which a Fund buys securities may be open on days the U.S. markets are closed, causing a Fund’s NAV to change even though the Fund is closed. On days when the U.S. markets are closed, a Fund’s shareholders will not be able to purchase or sell Fund shares. While fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities, there is no assurance that fair value pricing policies will prevent dilution of the NAV by short-term investors. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

How to Purchase Shares

Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the Funds. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or a non-U.S. trust or estate, corporation, or partnership. Investment in the Funds by non-U.S. investors may be permitted on a case-by-case basis, at the sole discretion of the Funds.

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You may purchase shares directly from the Funds or through your broker or financial intermediary on any day the NYSE is open, subject to certain restrictions described below. Purchase requests received in good order by the Funds’ Transfer Agent or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the close of the NYSE) will be effective at that day’s share price. Purchase requests received in good order by the Funds or a financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following Business Day. You may invest any amount you choose, as often as you wish, subject to the minimum initial and minimum additional investment as stated in this prospectus. The Funds may accept initial investments smaller than the minimum initial investment amounts from eligible retirement account investors and in connection with the Funds’ participation in third-party distribution platforms and in certain other instances at their discretion.

Share Classes

The Funds offer multiple share classes. Each Fund offers four classes of shares through this Prospectus: Institutional, Advisor, Investor and Z Shares. Each class of shares of each Fund has the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. Your financial intermediary can help you determine which share class to purchase. You should choose a share class for which you are eligible, with the expense structure that best meets your needs.

The principal differences among the classes are as follows:

	Institutional	Advisor	Investor	Class Z
Minimum Initial Investment	$100,000	None	None	$10,000,000
Minimum Subsequent Investment	None	None	None	None
Sub- Accounting/Sub- Transfer Agency Expenses	Yes. Expenses may vary depending on the arrangements with financial intermediaries that offer Fund shares. Expenses are incurred pursuant to “fee for service” arrangements with financial intermediaries.	None	None	None
Distribution (Rule 12b-1) Fees	None	0.10%	0.25%	None
Sales Charge (Load)	None	None	None	None
Redemption Fees	None	None	None	None

Institutional Shares of the Funds are primarily for institutional investors investing for their own or their customers’ accounts, and for investments made though financial institutions or intermediaries that typically require sub-accounting, sub-transfer agency, shareholder services payments and/or recordkeeping payments from the Fund for some or all of their underlying investors (“sub-transfer agency fees”). Institutional Shares are expected to bear certain expenses associated with sub-transfer agency fees, which amounts may vary between the Funds. The minimum initial investment for Institutional Shares is $100,000. If you purchase Institutional Shares, you will not pay a sales charge at the time of purchase and you will not pay a 12b-1 fee. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds.

Your financial intermediary can help you determine whether you are eligible to purchase Institutional Shares. Eligible Institutional Share investors primarily include:

•	individuals and institutional investors with a minimum initial investment of $100,000;

•

employer sponsored retirement plans, pooled investment vehicles, clients of financial institutions or intermediaries which charge such clients a fee for advisory, investment consulting, or similar services or have entered into an agreement with the Funds or the Distributor to offer such shares though an investment platform;

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•	clients of trust companies where the trust company is acting in fiduciary capacity, as agent, or as custodian;

•	investors through certain brokerage platforms in which an investor transacting through a broker may be required to pay commission and/or other forms of compensation to the broker;

•

officers, trustees, and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code of 1986, as amended (the “Code”)), of the Funds and the Adviser, and its subsidiaries and affiliates;

•

Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, if a contract exists between the Distributor and/or its affiliates and the state sponsor of the program or one of its service providers, to provide the program:

•	services relating to operating the program; and/or

•	Fund shares for purchase which require sub-transfer agency fees from the Fund.

•

Advisory programs where the shares are acquired on behalf of program participants in connection with a comprehensive fee or other advisory fee arrangement between the program participant and a registered broker dealer or investment adviser, trust company, bank, family office, or multi-family office (referred to as the “Sponsor”) on behalf of program participants if:

•	the program participant pays the Sponsor a fee for investment advisory or related services, under a comprehensive fee or other advisory fee arrangement; and

•	the Sponsor or the broker-dealer through which the Fund’s shares are acquired has an agreement with the Distributor.

•	Other investors for which the Fund or the Distributor has pre-approved the purchase.

Advisor Shares of the Funds are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts. There is no minimum investment amount required for Advisor Shares. If you purchase Advisor Shares of the Funds, you will not pay a sales charge at the time of purchase or sub-transfer agency fees, but you will pay a 12b-1 fee not exceeding ten basis points (0.10%) of each Fund’s average daily net assets. Your financial intermediary can help you determine if you are eligible to purchase Advisor shares. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds.

Investor Shares of the Funds are primarily for certain individual investors and investments made through financial institutions or intermediaries. There is no minimum investment amount required for Investor Shares. If you purchase Investor Shares of the Funds, you will not pay a sales charge at the time of purchase or sub-transfer agency fees, but you will pay a 12b-1 fee not exceeding twenty-five basis points (0.25%) of a Fund’s average daily net assets. Your financial intermediary can help you determine if you are eligible to purchase Investor shares. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds.

Class Z Shares of the Funds require a minimum initial investment of $10,000,000. If you purchase Class Z Shares, you will not pay a sales charge at the time of purchase, a 12b-1 fee or sub-transfer agency fee. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds.

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The following categories of investors and accounts may buy Class Z Shares of each Fund, provided that they do not require or receive sub-accounting or recordkeeping payments from the Fund:

•

Institutional investors, including, but not limited to, employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), endowments, foundations, insurance company general accounts, insurance company separate accounts, local, city, and state governmental institutions, and other tax-exempt entities that meet the requirements for qualification under Section 501 of the Code.

•	Unaffiliated U.S. registered mutual funds including those that operate as “fund of funds,” collective trust funds, investment companies or other pooled investment vehicles.

•	Other investors for which the Fund or the Adviser has pre-approved the purchase.

The following categories of investors and accounts qualify to buy Class Z Shares of each Fund but the $10 million investment minimum is waived:

•	Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs) that invest through a record-keeper or third party retirement platform.

•

Advisory programs where the shares are acquired on behalf of program participants in connection with a comprehensive fee or other advisory fee arrangement between the program participant and a registered broker dealer or investment adviser, trust company, bank, family office, or multi-family office (referred to as the “Sponsor”) on behalf of program participants if:

•	the program participant pays the Sponsor a fee for investment advisory or related services, under a comprehensive fee or other advisory fee arrangement; and

•	the Sponsor or the broker-dealer through which the Fund’s shares are acquired has an agreement with the Distributor.

•

Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, if a contract exists between the Distributor and/or its affiliates and the state sponsor of the program or one of its service providers, to provide the program:

•	services relating to operating the program; and/or

•	Fund shares for purchase which require sub-transfer agency fees from the Fund.

•

Clients (other than defined contribution employer sponsored retirement plans) of an institutional consultant where (a) the consultant has undertaken to provide certain services directly to the client with respect to the client’s investment in the Fund and (b) the Fund or the Distributor has notified that consultant in writing that the proposed investment is permissible.

•	Investment companies or other pooled vehicles that are managed by the Adviser or its affiliates.

•

Officers, trustees, and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Code, of the Funds and the Adviser, and its subsidiaries and affiliates.

•	Existing institutional separate account clients of the Adviser or its affiliates.

•	Investors for whom the Fund or the Adviser determines that a strategic reason exists for such a waiver.

•	Investors with an account which the Fund or the Adviser believes will grow to meet the investment minimum in the future.

The Funds reserve the right to modify or waive the eligibility requirements and investment minimums at any time.

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Customer Identification Program: Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, the Funds will ask for your name, residential address, date of birth, government identification number, and other information that will allow us to identify you. For legal entity customers, we will also ask that any individual(s) who, directly or indirectly, owns 25% or more of the entity and one individual who has significant responsibility to control, manage, or direct the legal entity be identified. The Funds also may ask to see your driver’s license or other identifying documents.

If we do not receive the required information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. Once the Funds are able to verify your identity, your investment will be accepted and processed at the next determined NAV. However, if we are unable to verify your identity, each Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is liquidated. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment. If your account is closed at the request of governmental or law enforcement authorities, the Funds may be required by the authorities to withhold the proceeds.

Purchases Through Financial Intermediaries

You may make initial and subsequent purchases of shares of the Funds through a financial intermediary, such as an investment adviser or broker-dealer, bank, or other financial institution that purchases shares for its customers. The Funds may authorize certain financial intermediaries to receive purchase and sale orders on its behalf. Before investing in the Funds through a financial intermediary, you should read carefully any materials provided by the intermediary together with this prospectus.

When shares are purchased this way, the financial intermediary may:

•	charge a fee for its services;

•	act as the shareholder of record of the shares;

•	set different minimum initial and additional investment requirements;

•	impose other charges, commissions, or restrictions;

•	designate intermediaries to accept purchase and sale orders on the Funds’ behalf; or

•	impose an earlier cut-off time for purchase and redemption requests.

Each Fund considers a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes before 4:00 p.m. ET/3:00 p.m. CT). These orders will be priced based on the Fund’s NAV next computed after such order is received by the financial intermediary.

Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and the Funds. Certain intermediaries may receive compensation from the Funds, the Adviser, or their affiliates.

Compensation to Financial Intermediaries

It is expected that Institutional Class, Advisor Class, Investor Class and Class Z shares of the Funds will make payments, or reimburse the Adviser or its affiliates for payments they make, to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services (sometimes referred to as “sub-transfer agency” or “sub-TA” services). The amount of such payments and/or reimbursement is subject to the caps established by the Board of Trustees and is reviewed by the Trustees periodically.

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Although the nature and extent of sub-transfer agency services provided to shareholders and the amount of sub-transfer agency fees charged to each class will vary among financial intermediaries, Institutional Class, Advisor Class, Investor Class and Class Z shares each bear sub-accounting expenses on a class-wide basis. This means that the sub-transfer agency fees you bear as a Fund shareholder may be greater than the sub-transfer agency fees charged by your financial intermediary to the Fund with respect to your investment. Advisor Class and Investor Class shares may make sub-transfer agency payments out of amounts authorized under distribution plans to be adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The Adviser also may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries for sub-transfer agency services they provide to their clients or customers that hold shares of the Funds. Payments generally are based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement.

Additional information concerning payments the Funds, the Adviser or their affiliates may make to financial intermediaries, and the services provided by financial intermediaries, can be found in the SAI under “Payments to Financial Intermediaries.”

Fund Direct Purchases

You also may open a shareholder account directly with the Funds. You can obtain a copy of the New Account Application by calling the Funds at 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business. You may invest in the following ways:

By Wire

To Open a New Account:

•	Complete a New Account Application and send it to:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

Overnight Address:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

333 South Wabash Avenue

Attn: Funds Center, Floor 38 Chicago, IL 60604

•	You must also call 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business to place an initial purchase via phone or provide an initial purchase Letter of Instruction.

•

Wire funds for your purchase. A wire will be considered made when the money is received and the purchase is accepted by the Funds. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Funds or the Transfer Agent. Wires must be received prior to 4:00 pm ET to receive the current day’s NAV.

•

Only the listed street address should be used for overnight delivery, and not the P.O. Box address. Please note that receipt by the US Post Office does not constitute delivery to or receipt by the Funds or the Transfer Agent.

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To Add to an Existing Account:

•	Call 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business or provide a subsequent purchase Letter of Instruction.

•	Have your bank wire federal funds or effect an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

Northern Trust Account #5201682900

Shareholder Account #PAFT1056 (ex. PAFT10561234567)

Shareholder Name:

By Directed Reinvestment

Your dividend and capital gain distributions will be automatically reinvested unless you indicate otherwise on your application.

•	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

•	Reinvestments can only be directed to an existing Fund account.

Other Purchase Information

The Funds reserve the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your wire does not clear, you will be responsible for any loss incurred by a Fund. If you are already a Fund shareholder, the Fund reserves the right to redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred or money owed to the Fund. You also may be prohibited or restricted from making future purchases in the Funds.

Lost Shareholders, Inactive Accounts, and Unclaimed Property

It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent at 1-866-260-9549 (toll free) or 312-557-5913 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

How to Redeem Shares

You may redeem all or part of your investment in a Fund on any day the NYSE is open, subject to certain restrictions described below. Redemption requests received by the Funds’ Transfer Agent or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/ 3:00 p.m. CT) will be effective that day. Redemption requests received by the Funds’ Transfer Agent or a financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following Business Day.

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The price you will receive when you redeem your shares will be the NAV next determined after the Funds receive your properly completed order to sell. You may receive proceeds from the sale by check, bank wire transfer, or direct deposit into your bank account and in certain cases, payment may be made in securities of a Fund as described in “Additional Information About Redemptions”. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. Redemption-in-kind proceeds are limited to securities that are traded on a public securities market or are limited to securities for which quoted bid and ask prices are available. They are distributed based on a weighted-average pro-rata basis of a Fund’s holdings to the redeeming shareholder. Each Fund typically expects that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time your redemption request is received. A financial intermediary may charge a transaction fee to redeem shares. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account. The Funds typically expect to hold cash or cash equivalents to meet redemption requests. A Fund also may use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit that may be used to meet redemption requests during stressed market conditions.

Redemptions Through a Financial Intermediary

If you purchased shares from a financial intermediary, you may sell (redeem) shares by contacting your financial intermediary.

Redeeming Directly from the Fund

If you purchased shares directly from the Funds and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

By Mail

•	Send a written request to:

 Perpetual Americas Funds Trust

 c/o The Northern Trust Company

 P.O. Box 4766

 Chicago, Illinois 60680-4766

 Overnight Address:

 Perpetual Americas Funds Trust

 c/o The Northern Trust Company

 333 South Wabash Avenue

 Attn: Funds Center, Floor 38 Chicago, IL 60604

•	The redemption request must include:

1.	The number of shares or the dollar amount to be redeemed;

2.	The Fund account number; and

3.	The signatures of all account owners signed in the exact name(s) and any special capacity in which they are registered.

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•	A Medallion Signature Guarantee (see below) is required but may be waived in certain (limited) circumstances if:

1.	The proceeds are to be sent elsewhere than the address of record, or

2.	The redemption is requested in writing and the amount is greater than $100,000.

•

Only the listed street address should be used for overnight delivery, and not the P.O. Box address. Please note that receipt by the US Post Office does not constitute delivery to or receipt by the Funds or the Transfer Agent.

By Wire

If you authorized wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

•	Call the Transfer Agent at 866-260-9549 (toll free) or 312-557-5913 for instructions.

•	The minimum amount that may be redeemed by this method is $250.

By Telephone

Telephone privileges are automatically established on your account unless you indicate otherwise on your New Account Application.

•	Call 866-260-9549 (toll free) or 312-557-5913 to use the telephone privilege.

•	If your account is already opened and you wish to add the telephone privilege, send a written request to:

Perpetual Americas Funds

Trust c/o The Northern Trust

Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

Perpetual Americas Funds

Trust c/o The Northern Trust

Company 333 South Wabash

Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

•	The written request to add the telephone privilege must be signed by each owner of the account and must be accompanied by signature guarantees.

•

Only the listed street address should be used for overnight delivery, and not the P.O. Box address. Please note that receipt by the US Post Office does not constitute delivery to or receipt by the Funds or the Transfer Agent.

Neither the Funds, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost, or expenses in acting on such telephone instructions. You will bear the risk of any such loss. The Funds, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions.

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Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions, and/or digitally recording telephone instructions. The Funds may terminate the telephone procedures at any time. During periods of extreme market activity, it is possible that you may encounter some difficulty in telephoning us. If you are unable to reach us by telephone, you may request a sale by mail.

Medallion Signature Guarantee

Some circumstances may require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing. The recognized medallion program is Securities Transfer Agent Medallion Program. SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THIS PROGRAM WILL NOT BE ACCEPTED. The Medallion Signature Guarantee must cover the amount of the requested transaction. There are several different guarantee amounts, so it is important to acquire a guarantee amount equal to or greater than the amount of the transaction. If the surety bond of the Medallion Guarantee is less than the transaction amount, your request may be rejected.

An original Medallion Signature Guarantee is generally required, but may be waived in certain (limited) circumstances if any of the following applies:

•	the redemption is requested in writing and the amount redeemed is greater than $100,000;

•

information on your investment application has been changed, including the name(s) or the address on your account or the name or address of a payee has been changed within 30 days of your redemption request;

•	proceeds or shares are being sent/transferred from a joint account to an individual’s account; or

•	proceeds are being sent via wire or ACH and bank instructions have been added or changed within 30 days of your redemption request.

If your written request is for redemption greater than $5 million, call 866-260-9549 (toll free) or 312- 557-5913 for Medallion Signature Guarantee requirements.

Additional Information About Redemptions

The Funds typically expect that they will pay redemption proceeds by check or electronic transfer within seven (7) calendar days after receipt of a proper redemption request although proceeds normally are paid within three (3) Business Days. If you are redeeming shares that have been purchased via ACH, the Funds may hold redemption proceeds until the purchase amount has been collected, which may be as long as five (5) Business Days after purchase date. For shares recently purchased by check, redemption proceeds may not be available until the check has cleared which may take up to five (5) days for the date of purchase. To eliminate this delay, you may purchase shares of a Fund by wire. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the SEC, the Funds may suspend redemptions or postpone payment of redemption proceeds. The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in both regular and stressed market conditions.

At the discretion of the Funds or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

Generally, all redemptions will be for cash. However, if you redeem shares worth over the lesser of $250,000 or 1% of the NAV of a Fund, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund. Shareholders may incur brokerage charges on the sale of any securities distributed in lieu of cash and will bear market risk until the security is sold. If payment

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is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders. A redemption of shares is generally a taxable event for shareholders, regardless of whether the redemption request is satisfied in cash or in kind. As with any security, a shareholder will also bear taxes on any capital gains from the sale of a security received in a redemption in kind.

Involuntary Redemptions of Your Shares

If your account balance drops below $100,000 in the case of Institutional Shares, $250 in the case of Advisor Shares, $250 in the case of Investor Shares, or $10,000,000 in the case of Class Z Shares because of redemptions you may be required to sell your shares. The Funds will provide you at least thirty (30) days’ written notice to give you sufficient time to add to your account and avoid the sale of your shares.

How to Exchange Shares

You may exchange your shares for the same share class of another Fund on any Business Day by contacting the Funds directly by mail or telephone by calling 1-866-260-9549 (toll free) or 312-557-5913. The exchange privilege may be changed or canceled at any time upon sixty (60) days’ written notice.

You may also exchange your shares of one class of a Fund for shares of another class of the same Fund, provided that you qualify as an eligible investor for the requested class at the time of the exchange. Investors are responsible for initiating an exchange request and all exchanges are subject to meeting any investment minimum or eligibility requirements. If you hold shares through a financial intermediary, your financial intermediary also may initiate an exchange between share classes in certain circumstances. You should consult your financial intermediary for details and read carefully any materials provided by the intermediary along with this prospectus. The Funds do not charge a fee for this privilege.

The Funds reserve the right to eliminate this exchange privilege at any time at its discretion and may refuse exchanges by any person or group if, in the Funds’ judgment, the Funds would potentially be adversely affected. Before making an exchange request, you should read the prospectus carefully, particularly since fees and expenses differ from one class to another. An exchange between classes of shares of the same Fund is generally not taxable for U.S. federal income tax purposes. However, investors generally will realize a taxable gain or loss when exchanging shares of a Fund for shares of another Fund. The Funds do not provide tax advice; you should consult your own tax advisor. If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds’ policy on excessive trading, see “Market Timing Policy” below.

Market Timing Policy

Each Fund is intended to be a long-term investment. Excessive purchases and redemptions of shares of a Fund in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term or efficient portfolio management strategies and increase the expenses of the Fund, to the detriment of long-term investors. Because each Fund invests its assets in non-U.S. securities, investors may seek to take advantage of time zone differences between the non-U.S. markets on which a Fund’s portfolio securities trade and the time at which the NAV is calculated. For example, a market-timer may purchase shares of a Fund based on events occurring after non-U.S. market closing prices are established but before the NAV calculation, that are likely to result in higher prices in non-U.S. markets the next day. The market-timer would then redeem the Fund’s shares the next day when a Fund’s share price would reflect the increased prices in non-U.S. markets, realizing a quick profit at the expense of long-term Fund shareholders.

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Excessive short-term trading may: (1) require a Fund to sell securities in the Fund’s portfolio at inopportune times to fund redemption payments, (2) dilute the value of shares held by long-term shareholders, (3) cause a Fund to maintain a larger cash position than would otherwise be necessary, (4) increase brokerage commissions and related costs and expenses, and (5) generate additional tax liability. Accordingly, the Board of Trustees has adopted policies and procedures that seek to restrict market timing activity. Under these policies, the Funds periodically examine transactions that exceed monetary thresholds or numerical limits within certain time periods. If a Fund believes, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, a Fund may, with or without prior notice to the investor, reject further purchase or exchange orders from that investor, and disclaim responsibility for any consequential losses that the investor may incur related to the rejected purchases. Alternatively, the Funds may limit the amount, number, or frequency of any future purchases or exchanges and/or the method by which an investor may request future purchases and redemptions. A Fund’s response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Fund. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments, the Funds believes it is acting in a manner that is in the best interests of shareholders.

Financial intermediaries may establish omnibus accounts with the Funds through which they place transactions for their customers. Omnibus accounts include multiple investors and typically provide the Funds with a net purchase or redemption. The identity of individual investors ordinarily is not known to or tracked by the Funds. The Funds will enter into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing.

The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. While the Funds may monitor transactions at the omnibus account level, the netting effect makes it more difficult to identify and eliminate market-timing activities in omnibus accounts. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with a Fund may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

Distribution Plans

The Funds have adopted a plan under Rule 12b-1 that authorizes Advisor Class and Investor Class shares to pay distribution fees. Fees under the plan will not exceed 0.10% for Advisor shares and 0.25% for Investor shares. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS

Fund Policy

On an annual basis, each Fund distributes substantially all of its net investment income to shareholders in the form of dividends.

Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. Each Fund may distribute income dividends and capital gains more frequently, if necessary, to reduce or eliminate U.S. federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

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Income dividends and capital gain distributions are automatically reinvested in additional shares of a Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within five business days after the payable date.

Any undelivered checks or checks that are not cashed for six months may be deemed legally abandoned if an attempt to reach you to request a reissue of the check is not successful. The proceeds will then be escheated (transferred) to the appropriate state’s unclaimed property administration in accordance with statutory requirements.

TAXES

Distributions

The following information is provided to help you understand the U.S. federal income taxes you may have to pay on income dividends and capital gains distributions from a Fund, as well as on gains realized from your redemption of Fund shares. This discussion is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about U.S. federal, state or local, or non-U.S. tax consequences before making an investment in a Fund.

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, a Fund will not be subject to U.S. federal income taxes to the extent it timely distributes all of its net investment income and any net realized capital gains.

For U.S. federal income tax purposes, distributions of net investment income are taxable generally as ordinary income although certain distributions of qualified dividend income paid to a non-corporate US shareholder may be subject to income tax at the applicable rate for long-term capital gain.

Distributions of net capital gains (that is, the excess of net realized gains from the sale of investments that a Fund owned for more than one year over the net realized losses from investments that a Fund owned for one year or less) that are properly reported by a Fund as capital gain dividends will generally be taxable as long-term capital gain regardless of how long you have held your shares in the Fund.

Distributions of net realized short-term capital gain (that is, the excess of net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain to a corporate shareholder is taxed at the same rate as ordinary income.

If you are a taxable investor and invest in a Fund shortly before it makes a distribution, some of your investment may be returned to you in the form of a taxable distribution. Fund distributions will reduce the NAV per share. Therefore, if you buy shares after a Fund has experienced appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is commonly known as “buying a dividend.”

Distributions from a Fund (both taxable income dividends and capital gains) are normally taxable to you as ordinary income or long-term capital gains, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax). Due to the nature of the investment strategies used, distributions by a Fund generally are expected to consist primarily of income dividends and net realized capital gains; however, the nature of a Fund’s distributions could vary in any given year.

Each Fund will mail to each shareholder after the close of the calendar year a U.S. Internal Revenue Service (“IRS”) Form 1099 setting forth the U.S. federal income tax status of distributions made during the year. Income dividends and capital gains distributions also may be subject to state and local taxes.

Selling Shares

Selling, redeeming or exchanging your shares may result in a realized capital gain or loss, which is generally subject to U.S. federal income tax. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or

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loss. For individuals, any long-term capital gains you realize from selling, redeeming, or exchanging Fund shares currently are taxed at preferential income tax rates. Short-term capital gains are taxed at ordinary income tax rates. For shares acquired on or after January 1, 2012, each Fund (or relevant broker or financial adviser) is required to compute and report to the IRS and furnish to Fund shareholders cost basis information when such shares are sold, redeemed, or exchanged. Each Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your U.S. federal and state income tax returns. A Fund’s shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

Backup Withholding

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that: (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You also may be subject to withholding if the IRS instructs a Fund to withhold a portion of your distributions or proceeds. You should be aware that a Fund may be fined by the IRS for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, a Fund may make a corresponding charge against the account.

Tax Status for Retirement Plans and Other Tax-Advantaged Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-advantaged account, dividend and capital gain distributions generally are not subject to current U.S. federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should consult with your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Net Investment Income Tax

An additional 3.8% tax may be imposed on distributions you receive from a Fund and gains from selling, redeeming, or exchanging your Fund shares.

SHAREHOLDER REPORTS AND OTHER INFORMATION

The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Funds at 866-260-9549 (toll free) or 312-557-5913 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

FINANCIAL HIGHLIGHTS [**To be updated by amendment**]

Financial information about Regnan Sustainable Water and Waste Fund is not provided because the Fund has not yet commenced operations. The following Financial Highlights tables are intended to help you understand the financial performance of each class of shares of each Fund, as applicable, for the past five fiscal years or since a Fund’s inception. Fund information for certain periods presented represent the past financial information for the applicable Fund’s Predecessor Fund. Some of this information reflects financial information for a single fund share. The Funds did not offer Class Z shares during the periods shown.

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The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. The financial information for the fiscal year ended September 30, 2024 have been audited by [ ], the independent registered public accounting firm whose report, along with each Fund’s financial statements, is included in the Funds’ Form N-CSR filing. You can obtain the Form N-CSR filing, which contains more performance information, at no charge by calling 1-866-260-9549.

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Perpetual Americas Funds Trust

Notice of Privacy Policy & Practices

I.	SAFEGUARDING PRIVACY

We recognize and respect the privacy expectations of each of our investors and we believe the confidentiality and protection of investor information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Trust.

II.	INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

•	Information we receive from you on applications or other forms (e.g. your name, address, date of birth, social security number and investment information);

•	Information about your transactions and experiences with us and our affiliates (e.g. your account balance, transaction history and investment selections); and

•	Information we obtain from third parties regarding their brokerage, investment advisory, custodial or other relationship with you (e.g. your account number, account balance and transaction history.

III.	INFORMATION WE SHARE WITH SERVICE PROVIDERS

We may disclose all non-public personal information we collect, as described above, to companies (including affiliates) that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services provided they use the information solely for these purposes and they enter into confidentiality agreements regarding the information.

IV.	INFORMATION WE MAY SHARE WITH AFFILIATES

If we have affiliates which are financial service providers that offer investment advisory, brokerage and other financial services, we may (subject to Board approval) share information among our affiliates to better assist you in achieving your financial goals.

V.	SAFEGUARDING CUSTOMER INFORMATION

We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.

We will limit the collection and use of non-public customer information to the minimum necessary to deliver superior service to our customers which includes advising our customers about our products and services and to administer our business.

We will permit only authorized employees who are trained in the proper handling of non-public customer information to have access to that information.

We will not reveal non-public customer information to any external organization unless we have previously informed the customer in disclosures or agreements, have been authorized by the customer or are required by law or our regulators.

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We value you as a customer and take your personal privacy seriously. We will inform you of our policies for collecting, using, securing and sharing nonpublic personal information the first time we do business and, except as described below, every year that you are a customer of the Trust, or anytime we make a material change to our privacy policy.

We may combine a privacy notice with another document (for example, an account statement, annual report, prospectus, trade confirmation) or may deliver the notice electronically where appropriate consent has been obtained. We generally will not deliver an annual notice as long as (i) we disclose non-public personal information only as described above policy, and (ii) we have not changed our policies and practices with regard to disclosing non-public personal information from the policies and practices that were disclosed in the most recent disclosure sent to consumers pursuant to this policy.

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Investment Adviser

JOHCM (USA) Inc

1 Congress Street, Suite 3101

Boston, Massachusetts 02114

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

[ ]

[ ]

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199

Distributor

Perpetual Americas Funds Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call 866-260-9549 (toll free) or 312-557-5913

To Learn More

Several additional sources of information are available to you. The Statement of Additional Information (“SAI”), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations.

Additional information about a Fund’s investments is available in the Trust’s annual and semi-annual report to shareholders and in Form N-CSR. In a Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find a Fund’s annual and semi-annual financial statements.

Call the Funds at 866-260-9549 (toll free) or 312-557-5913 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the Funds are open for business to request free copies of the SAI and the Trust’s annual and semi-annual reports, to request other information about the Funds, such as Fund financial statements and to make shareholder inquiries. You may also visit the JOHCM Emerging

Markets Discovery Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Global Select Fund, JOHCM International Opportunities Fund, and JOHCM International Select Fund on the web at www.johcm.com/en-us/funds/ and Regnan Global Equity Impact Solutions and Regnan Sustainable Water and Waste Fund at www.perpetual.com/funds/mutual-funds-equity/ to obtain free copies of the Trust’s SAI and annual and semi-annual reports, or write to the Trust at:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

You may obtain reports and other information about the Funds on the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File Number: 811-23615

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state or jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION

Dated November 29, 2024

Trillium ESG Global Equity Fund

Institutional Shares (PORIX)

Investor Shares (PORTX)

Advisor Shares (Not currently offered)

Class Z Shares (Not currently offered)

Trillium ESG Small/Mid Cap Fund

Institutional Shares (TSMDX)

Investor Shares (Not currently offered)

Advisor Shares (Not currently offered)

Class Z Shares (Not currently offered)

PROSPECTUS DATED [ ], 2025

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SUMMARY

Trillium ESG Global Equity Fund

Investment Objective

The Trillium ESG Global Equity Fund (the “Fund”) seeks long-term capital appreciation by investing in companies that meet Trillium’s Environmental, Social, and Governance (“ESG”) criteria.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.85	]%	[0.85	]%	[0.85	]%	[0.85	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses[1]	[	]%	[	]%	[	]%	[	]%
Acquired Fund Fees and Expenses	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses[2]	[	]%	[	]%	[	]%	[	]%

[1]	Restated to reflect current expenses.
[2]

The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [ ]%, [ ]%, [ ]% and [ ]% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1-year example and for the first year of the 3-, 5- and 10-year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 year			3 years			5 years			10 years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in companies the portfolio managers believe are leaders in managing risks and opportunities related to environmental, social and governance criteria, have above average growth potential, and are reasonably valued. The Fund invests in both U.S. and non-U.S. companies of any size or market capitalization. The Fund invests primarily in common stocks, either directly or indirectly. The Fund utilizes a core investment style that incorporates elements of both growth and value investing. The Fund obtains indirect exposure to stocks and other equity securities through instruments such as depositary receipts, as described below. Under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities that meet the Fund’s subadviser, Trillium Asset Management, LLC (“Trillium”), ESG criteria. For purposes of its 80% investment policy, the equity securities that meet Trillium’s ESG criteria are those that satisfy Trillium’s proprietary fundamental and ESG criteria analysis and screening described below under “Portfolio Analysis and Construction” and “ESG Considerations and Active Ownership.”

Non-U.S. Investments. The Fund normally invests at least 40% of its net assets in companies located in countries other than the U.S., provided that the Fund reserves the flexibility to invest the lesser of 40% or the percentage of non-U.S. securities in the Fund’s performance benchmark (currently, the MSCI ACWI Index) less 10%. The Fund intends to invest in a broad array of countries, which may include companies located in frontier or emerging markets. In addition to acquiring direct ownership of equity securities of non-U.S. companies, the Fund may obtain investment exposure indirectly, including through depositary receipts. Depositary receipts and other investments intended to achieve investment exposure to equity securities indirectly will be counted towards the Fund’s 80% investment policy.

Portfolio Analysis and Construction. Trillium believes that the best long-term investments for the Fund are found in companies that have above-average financial characteristics and growth potential, while also contributing towards the goals of a sustainable global economy. Trillium believes that a company’s sound understanding of sustainability principles can demonstrate the qualities of innovation and leadership that tend to support the creation of a distinct competitive advantage and the building of long-term value. The portfolio managers identify individual companies that satisfy Trillium’s proprietary fundamental and ESG criteria analysis and screening process, including companies outside of the Fund’s benchmark.

In conducting fundamental research, the portfolio managers combine fundamental investment considerations with proprietary ESG criteria analysis and screening. Trillium believes that this integrated approach provides insight into how a company behaves commercially and how it deals with existing and emerging ESG risks and opportunities. The Fund may invest in companies of any size. Under normal circumstances, the portfolio managers attempt to mitigate risk through consideration of country and economic sector allocations. The intended outcome of the portfolio managers’ investment process is a portfolio that typically consists of between 75-120 companies.

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In Trillium’s opinion, each company is unique in terms of its business and risk profile. In conducting fundamental and ESG analysis, the portfolio managers seek to identify certain traditional business qualities in each of the companies it considers for the Fund. Identifying companies that meet Trillium’s financial and ESG criteria is an important part of the process, while recognizing that it is also critical to make investments at reasonable valuations.

When selecting securities for the Fund, the portfolio managers’ financial analysis also includes a holistic review of ESG criteria and how they may impact a stock’s valuation or performance. These ESG criteria include key sustainability risks and opportunities spanning a range of topics including board diversity, climate change policies, supply chains and human rights policies. Trillium also excludes or restricts from investment individual companies on the basis of certain qualitative and quantitative screens. See “ESG Considerations and Active Ownership” below for more detail.

The portfolio managers do not prioritize one set of factors over the others, although “E”, “S” or “G” factors may be given more or less consideration depending on a company’s particular industry, sector, geographic region, or size. For example, Trillium may weigh Social factors more heavily for a firm in the professional services industry and Environmental factors more heavily for a manufacturing company. Trillium applies its proprietary ESG analysis and screening for each company it considers for investment. Some of the ESG criteria Trillium assesses, which can vary based on industry as noted above, include, but are not limited to:

Environmental – Use of harmful pollutants and chemicals; Raw material management; Greenhouse gas emissions and use of renewable energy sources.

Social – Payment of fair wages; Human capital management strategy; Encouragement of diversity and inclusion; Support of LGBTQ rights.

Governance – Board diversity; Independent roles of CEO and Board chair; Reasonableness of executives’ wages; Dedication to corporate transparency.

Portfolio managers also analyze a company’s ESG related policies and practices, including reviews of third-party evidence when available. For example, the portfolio managers may consider whether a company maintains an environmental management system certified to certain international standards, and also consider data from a variety of public sources including eligible company filings, other publicly available materials, shareholder/investor events, and in certain cases, information resulting from direct communication with company management teams. The portfolio managers also have access to and consider information obtained from multiple third-party providers for both financial and ESG data, in addition to internally generated analysis, throughout its proprietary investment process. Trillium also reviews publicly available information provided from government agencies, news agencies and not-for-profit organizations. See “ESG Considerations and Active Ownership” below for more detail.

The portfolio managers look to achieve capital appreciation by investing in superior companies while also considering the Fund’s allocations and exposures across:

•	Economic sectors;

•	Countries or regions; and

•	Company size.

Although the Fund did not invest significantly in derivatives instruments as of the most recent fiscal year end, it may engage in certain currency hedging transactions. The Fund may also participate in IPOs.

ESG Considerations and Active Ownership. Trillium believes in active ownership and that engaging companies on ESG topics using shareholder advocacy can lead to improvements in corporate ESG performance practices, policies and impact. Trillium typically seeks to align Trillium’s values and financial objectives by combining impactful investment solutions with active ownership, aspiring to provide long-term value while advancing humankind towards a sustainable global economy, a just society, and a better world. For Trillium this means being active shareholders with the intention to advocate in support of protections and respect for human rights, the natural environment, economic, environmental, social, and climate justice, labor rights, and civil society institutions. In pursuing the Fund’s investment objective and considering individual investments, Trillium considers both impact to these aspirational goals as well as financial performance. Trillium’s proxy voting guidelines incorporate these ESG matters and perspectives and votes are executed consistent with Trillium’s fiduciary duties.

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As part of its ESG analysis, there are certain industries and business activities that Trillium currently identifies as too environmentally risky or as presenting social outcomes that are too unattractive to warrant investment consideration. Trillium employs qualitative and quantitative screens to exclude or restrict these types of investments. The Fund does not invest in companies that are primarily engaged in fossil fuel production based on a company’s total gross revenue unless the company demonstrates a plan to transition to a low carbon business model that Trillium finds credible. The Fund will also exclude from consideration companies that derive a material proportion of their total gross revenue from business activities that are incompatible with Trillium’s sustainability goals. These include business activities related to agricultural biotechnology, coal and certain types of mining, pornography, private prisons, tar sands (i.e., oil sands), arctic drilling, tobacco, casinos and gaming, and weapons/firearms. The Fund also restricts investment in companies that Trillium identifies as having major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, and product safety.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Sustainable Investing Risk. Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Because Trillium evaluates ESG criteria when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG criteria. ESG criteria may prioritize long term, rather than short term, returns. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, there is a risk that the securities identified by Trillium to fit within its sustainability criteria do not operate as anticipated. Although Trillium seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. Trillium’s exclusion of certain potential investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such potential investments are performing well. There is also a risk that Trillium’s shareholder advocacy may be unsuccessful and may result in unanticipated or unintended outcomes. There can be no assurance that Trillium’s shareholder advocacy will result either in superior investment returns, or in a positive outcome for the environment or society.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities.

Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

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Currency Risk. Investments in non-U.S. countries are also subject to currency risk. As the Fund’s investments in non-U.S. securities are generally denominated in non-U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.

Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

Growth Investing Risk. The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over a short or long period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

IPO Risk. The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Active Management Risk. Trillium’s dependence on a quantitative strategy or judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, as well as any changes to climate related laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Performance Information

The Trillium ESG Global Equity Fund, a series of Professionally Managed Portfolios (the “Global Equity Predecessor Fund”) was reorganized into the Fund on October 30, 2023 following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the Global Equity Predecessor Fund. The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Global Equity Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee

5

waivers in effect. If fee waivers were not in place, performance would be reduced. For periods prior to the reorganization of the Fund, the performance information is based on the performance of the Global Equity Predecessor Fund. The Retail Class shares of the Global Equity Predecessor Fund were reorganized into the Investor Shares of the Fund on October 30, 2023. Historical performance for Institutional Shares prior to its inception is based on the performance of Investor Shares. The performance of Institutional Shares has been adjusted to reflect differences in expenses. After-tax returns are shown for the Fund’s Investor Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Total Returns – Investor Shares for year ended December 31

[BAR CHART]

Best quarter:	[	]
Worst quarter:	[	]

Average Annual Total Returns – for the Periods Ended December 31, 2024

	1 Year		5 Years		10 Years		Since Inception[1]
Investor Shares – Before Taxes (No Load)	[	]%	[	]%	[	]%	[	]%
Investor Shares – After Taxes on Distributions (No Load)	[	]%	[	]%	[	]%	[	]%
Investor Shares – After Taxes on Distributions and Sale of Fund Shares (No Load)	[	]%	[	]%	[	]%	[	]%
MSCI ACWI Net Total Return Index (USD) (reflects no deductions for fees or expenses)	[	]%	[	]%	[	]%	[	]%
Institutional Shares – Before Taxes (No Load)	[	]%	[	]%	[	]%	[	]%

[1]	Inception for Institutional Shares is March 30, 2007. Inception for Investor Shares is September 30, 1999. See above for a discussion of the Global Equity Predecessor Fund and its share classes.

Portfolio Management

Investment Advisers

Trillium is the Fund’s subadviser, subject to supervision by the Board of Trustees and the Adviser. The Fund’s investment adviser is Perpetual Americas Funds Services (“PAFS”), which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Portfolio Managers

Matthew Patsky, CFA	Laura McGonagle, CFA
CEO of Trillium, Lead Portfolio Manager	Portfolio Manager

Length of Service: Since 2018*	Length of Service: Since 2021*

*	Length of Service includes portfolio management services provided to the Global Equity Predecessor Fund, which reorganized into the Fund on October 30, 2023.

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Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

Trillium ESG Global Equity Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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FUND SUMMARY

Trillium ESG Small/Mid Cap Fund

Investment Objective

The Trillium ESG Small/Mid Cap Fund (the “Fund”) seeks long-term capital appreciation by investing in companies that meet Trillium’s Environmental, Social, and Governance (“ESG”) criteria.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.75	]%	[0.75	]%	[0.75	]%	[0.75	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses[1]	[	]%	[	]%	[	]%	[	]%
Acquired Fund Fees and Expenses	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%
Fee Waivers and Reimbursements[2]	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[	]%	[	]%	[	]%	[	]%

[1]	Restated to reflect current expenses.
[2]

The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [ ]%, [ ]%, [ ]%, and [ ]% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares respectively until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement. Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements may exceed [ ]%, [ ]%, [ ]%, and [ ]% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, due to certain excluded expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1-year example and for the first year of the 3-, 5- and 10-year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 year			3 years			5 years			10 years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small and mid-sized companies that meet Trillium’s Environmental, Social, and Governance (“ESG”) criteria. The Fund’s subadviser, Trillium Asset Management, LLC (“Trillium”) defines small- and mid-cap companies as those having market capitalizations that, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2500TM Index. As of September 30, 2024, the largest company in the Russell 2500TM Index had a market capitalization of $[] billion. The Fund utilizes a core investment style that incorporates elements of both growth and value investing. The Fund may invest up to 20% of its total assets in the securities of non-U.S. issuers, including indirectly through instruments such as depositary receipts. Depositary receipts and other investments intended to achieve investment exposure to equity securities indirectly will be counted towards the Fund’s 80% investment policy. The Fund’s non-U.S. holdings may include companies located in frontier or emerging markets. For purposes of its 80% investment policy, the equity securities that meet Trillium’s ESG criteria are those that satisfy Trillium’s proprietary fundamental and ESG criteria analysis and screening described below under “Portfolio Analysis and Construction” and “ESG Considerations and Active Ownership.” The Fund may also participate in initial public offerings (“IPOs”).

Portfolio Analysis and Construction. Trillium’s investment philosophy for the Fund is that integrating ESG criteria into the financial analysis process can help identify the best companies positioned to deliver long-term risk adjusted performance.

Trillium constructs the Fund’s portfolio by looking at the companies included in the Fund’s benchmark, supplemented by an analysis of companies outside of the Fund’s benchmark. Within this investment universe the portfolio managers then identify individual companies that satisfy Trillium’s proprietary fundamental and ESG criteria analysis and screening process described under “Portfolio Analysis and Construction” and “ESG Considerations and Active Ownership.” In conducting fundamental research, the portfolio managers combine fundamental investment considerations with proprietary ESG criteria analysis and screening. Trillium believes that this integrated approach provides insight into how a company behaves commercially and how it deals with existing and emerging ESG risks and opportunities.

Trillium’s investment process for the Fund is a bottom-up research process focused on identifying companies with high quality characteristics. These include, but are not limited to:

•	Financial statement integrity as determined by a review of financial ratios and company disclosures;

•	History of profitability, and/or positive and growing cash flow from operations;

•

Conservative debt management as measured by a review of leverage ratios and balance sheet analyses including debt to earnings before interest, taxes, depreciation and amortization, and debt to capitalization metrics;

•	Return on investment capital trends; and

•	Sector-relevant leadership on ESG policies and performance.

Portfolio managers also qualitatively consider macroenvironment and geopolitical conditions, including interest rates, inflation trends, employment levels, and regional disputes in relation to overall portfolio construction. In constructing the portfolio, Trillium adheres to risk control parameters such as the maximum size of an individual holding, relative sector weights, and a target average market capitalization for the portfolio.

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When selecting securities for the Fund, the portfolio managers’ financial analysis also includes a holistic review of ESG criteria and how they may impact a stock’s valuation or performance. These ESG criteria include key sustainability risks and opportunities spanning a range of topics including board diversity, climate change policies, supply chains and human rights policies. Trillium also excludes or restricts from investment individual companies on the basis of certain qualitative and quantitative screens. See “ESG Considerations and Active Ownership” below for more detail. The portfolio managers evaluate Environmental, Social, and Governance factors for each company. The portfolio managers do not prioritize one set of factors over the others, although “E”, “S” or “G” factors may be given more or less consideration depending on a company’s particular industry. For example, Trillium may weigh Social factors more heavily for a firm in the professional services industry and Environmental factors more heavily for a manufacturing company. Similarly, Trillium’s ESG criteria may be somewhat different across sectors, geographic regions or market capitalizations, and Trillium evaluates ESG criteria and risks for each company it considers for investment. Some of the ESG criteria Trillium assesses, which can vary based on industry as noted above, include, but are not limited to:

Environmental – Use of harmful pollutants and chemicals; Raw material management; Greenhouse gas emissions and use of renewable energy sources.

Social – Payment of fair wages; Human capital management strategy; Encouragement of diversity and inclusion; Support of LGBTQ rights.

Governance – Board diversity; Independent roles of CEO and Board chair; Reasonableness of executives’ wages; Dedication to corporate transparency.

Portfolio managers also analyze a company’s ESG related policies and practices, including reviews of third-party evidence when available. For example, the portfolio managers may consider whether a company maintains an environmental management system certified to certain international standards, and also consider data from a variety of public sources including eligible company filings, other publicly available materials, shareholder/investor events, and in certain cases, information resulting from direct communication with company management teams. The portfolio managers also have access to and consider information obtained from multiple third-party providers for both financial and ESG data, in addition to internally generated analysis, throughout its proprietary investment process. Trillium also reviews publicly available information provided from government agencies, news agencies and not-for-profit organizations. See “ESG Considerations and Active Ownership” below for more detail.

ESG Considerations and Active Ownership. Trillium seeks to identify companies that it believes are strategic leaders, based on business models that it believes are superior and with the ability to create consistent earnings growth. In addition, Trillium looks to identify companies with strong board and management qualities, as evidenced by transparent and conservative financial reporting, and effective management of ESG risks such as risks from new environmental regulations, product safety risk, and reputational risks from major controversies or accidents.

Trillium believes in active ownership and that engaging companies on ESG topics using shareholder advocacy can lead to improvements in corporate ESG performance practices, policies and impact. Trillium typically seeks to align Trillium’s values and financial objectives by combining impactful investment solutions with active ownership, aspiring to provide long-term value while advancing humankind towards a sustainable global economy, a just society, and a better world. For Trillium this means being active shareholders with the intention to advocate in support of protections and respect for human rights, the natural environment, economic, environmental, social, and climate justice, labor rights, and civil society institutions. In pursuing the Fund’s investment objective and considering individual investments, Trillium considers both impact to these aspirational goals as well as financial performance. Trillium’s proxy voting guidelines incorporate these ESG matters and perspectives and votes are executed consistent with Trillium’s fiduciary duties.

As part of its ESG analysis, there are certain industries and business activities that Trillium currently identifies as too environmentally risky or as presenting social outcomes that are too unattractive to warrant investment consideration. Trillium employs qualitative and quantitative screens to exclude or restrict these types of investments. The Fund does not invest in companies that are primarily engaged in fossil fuel production based on a company’s total gross revenue unless the company demonstrates a plan to transition to a low carbon business model that Trillium finds credible. The Fund will also exclude from consideration companies that derive a material proportion of their total gross revenue from business activities that are incompatible with Trillium’s sustainability goals. These include business activities related to agricultural biotechnology, coal and certain types of mining, pornography, private prisons, tar sands (i.e., oil sands), arctic drilling, tobacco, casinos and gaming, and weapons/firearms. The Fund also restricts investment in companies that Trillium identifies as having major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, and product safety.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

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Sustainable Investing Risk. Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Because Trillium evaluates ESG criteria when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG criteria. ESG criteria may prioritize long term, rather than short term, returns. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, there is a risk that the securities identified by Trillium to fit within its sustainability criteria do not operate as anticipated. Although Trillium seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. Trillium’s exclusion of certain potential investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such potential investments are performing well. There is also a risk that Trillium’s shareholder advocacy may be unsuccessful and may result in unanticipated or unintended outcomes. There can be no assurance that Trillium’s shareholder advocacy will result either in superior investment returns, or in a positive outcome for the environment or society.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities.

Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

Currency Risk. Investments in non-U.S. countries are also subject to currency risk. As the Fund’s investments in non-U.S. securities are generally denominated in non-U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.

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Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

Growth Investing Risk. The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over a short or long period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

IPO Risk. The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Active Management Risk. Trillium’s dependence on a quantitative strategy or judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, as well as any changes to climate related laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Performance Information

The Trillium ESG Small/Mid Cap Fund, a series of Professionally Managed Portfolios (the “Small/Mid Cap Predecessor Fund”) was reorganized into the Fund on October 30, 2023 following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the Small/Mid Cap Predecessor Fund. The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Small/Mid Cap Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. For periods prior to the reorganization of the Fund, the performance information is based on the performance of the Small/Mid Cap Predecessor Fund. After-tax returns are shown for the Fund’s Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

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Annual Total Returns – Institutional Shares for year ended December 31

[BAR CHART]

Best quarter:	[	]
Worst quarter:	[	]

Average Annual Total Returns – for the Periods Ended December 31, 2024

	1 Year		5 Years		Since Inception[1]
Institutional Shares – Before Taxes (No Load)	[	]%	[	]%	[	]%
Institutional Shares – After Taxes on Distributions (No Load)	[	]%	[	]%	[	]%
Institutional Shares – After Taxes on Distributions and Sale of Fund Shares (No Load)	[	]%	[	]%	[	]%
Russell 2500TM Index[2] (reflects no deductions for fees or expenses)	[	]%	[	]%	[	]%
Russell 3000® Index (reflects no deductions for fees or expenses)	[	]%	[	]%	[	]%
S&P 1000® Total Return Index (reflects no deductions for fees or expenses)	[	]%	[	]%	[	]%

[1]	Inception for Institutional Shares is August 31, 2015.
[2]

During the year ended September 30, 2024, the Fund made various changes to its benchmark indices including the addition of the Russell 3000® Index, a broad-based performance index that meets new regulatory requirements and includes market segments in which the Fund does not primarily invest. The Fund also replaced the S&P 1000® Total Return Index with the Russell 2500 TM Index, which is the benchmark the Fund uses for comparison to how the Fund is managed. The Adviser and Trillium believe that the Russell 2500 TM Index reflects the Fund’s investment portfolio of small- and mid-sized companies and is more widely used in the marketplace, as well as more familiar to investors, than the S&P 1000® Total Return Index.

Portfolio Management

Investment Advisers

Trillium is the Fund’s subadviser, subject to supervision by the Board of Trustees and the Adviser. The Fund’s investment adviser is Perpetual Americas Funds Services (“PAFS”), which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Portfolio Managers

Laura McGonagle, CFA	Mitali Prasad, CFA
Lead Portfolio Manager	Portfolio Manager

Length of Service: Since 2015*	Length of Service: Since 2019*

*	Length of Service includes portfolio management services provided to the Small/Mid Cap Equity Predecessor Fund, which reorganized into the Fund on October 30, 2023.

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

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There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

Trillium ESG Small/Mid Cap Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUNDS

Principal Investments and Strategies of Each Fund

Trillium ESG Global Equity Fund

Investment Objective:

The Trillium ESG Global Equity Fund (the “Fund”) seeks long-term capital appreciation by investing in companies that meet Trillium’s Environmental, Social, and Governance (“ESG”) criteria.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in companies the portfolio managers believe are leaders in managing risks and opportunities related to environmental, social and governance (“ESG”) criteria, have above average growth potential, and are reasonably valued. The Fund invests in both U.S. and non-U.S. companies of any size or market capitalization. The Fund invests primarily in common stocks, either directly or indirectly. The Fund utilizes a core investment style that incorporates elements of both growth and value investing. The Fund obtains indirect exposure to stocks and other equity securities through instruments such as depositary receipts, as described below. Under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities that meet the Fund’s subadviser, Trillium Asset Management, LLC (“Trillium”), ESG criteria. For purposes of its 80% investment policy, the equity securities that meet Trillium’s ESG criteria are those that satisfy Trillium’s proprietary fundamental and ESG criteria analysis and screening described below under “Portfolio Analysis and Construction” and “ESG Considerations and Active Ownership.”

Non-U.S. Investments. The Fund normally invests at least 40% of its net assets in companies located in countries other than the U.S., provided that the Fund reserves the flexibility to invest the lesser of 40% or the percentage of non-U.S. securities in the Fund’s performance benchmark (currently, the MSCI ACWI Index) less 10%. The Fund intends to invest in a broad array of countries, which may include companies located in frontier or emerging markets. In addition to acquiring direct ownership of equity securities of non-U.S. companies, the Fund may obtain investment exposure indirectly, including through depositary receipts. Depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a non-U.S. issuer. Depositary receipts are alternatives to directly purchasing the underlying non-U.S. securities in their national markets and currencies. Depositary receipts and other investments intended to achieve investment exposure to equity securities indirectly will be counted towards the Fund’s 80% investment policy.

Portfolio Analysis and Construction. Trillium believes that the best long-term investments for the Fund are found in companies that have above-average financial characteristics and growth potential, while also contributing towards the goals of a sustainable global economy. Trillium believes that a company’s sound understanding of sustainability principles can demonstrate the qualities of innovation and leadership that tend to support the creation of a distinct competitive advantage and the building of long-term value. The portfolio managers identify individual companies that satisfy Trillium’s proprietary fundamental and ESG criteria analysis and screening process, including companies outside of the Fund’s benchmark.

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In conducting fundamental research, the portfolio managers combine fundamental investment considerations with proprietary ESG criteria analysis and screening. Trillium believes that this integrated approach provides insight into how a company behaves commercially and how it deals with existing and emerging ESG risks and opportunities. The Fund may invest in companies of any size. Under normal circumstances, the portfolio managers attempt to mitigate risk through consideration of country and economic sector allocations. The intended outcome of the portfolio managers’ investment process is a portfolio that typically consists of between 75-120 companies.

In Trillium’s opinion, each company is unique in terms of its business and risk profile. In conducting fundamental and ESG analysis, the portfolio managers seek to identify certain traditional business qualities in each of the companies it considers for the Fund. Identifying companies that meet Trillium’s financial and ESG criteria is an important part of the process, while recognizing that it is also critical to make investments at reasonable valuations. As a result, in conducting fundamental analysis when evaluating a company, Trillium considers factors, such as:

•	The stock price relative to earnings, cash flow, dividend yield, and book value;

•	Valuation of the stock relative to the company’s history, peer group, and to the broad market;

•	Balance sheet and debt service analysis, including various measures of financial leverage and interest coverage ratios;

•	Business practices that are adaptable and reflect industry best practices;

•	A company’s history of innovation and competitiveness;

•	A company’s offering of products and services that meet important needs; and

•	A company’s market position and the potential for sustained long-term growth.

When selecting securities for the Fund, the portfolio managers’ financial analysis also includes a holistic review of ESG criteria and how they may impact a stock’s valuation or performance. These ESG criteria include key sustainability risks and opportunities spanning a range of topics including board diversity, climate change policies, supply chains and human rights policies. Trillium also excludes or restricts from investment individual companies on the basis of certain qualitative and quantitative screens. See “ESG Considerations and Active Ownership” below for more detail. The portfolio managers do not prioritize one set of factors over the others, although “E”, “S” or “G” factors may be given more or less consideration depending on a company’s particular industry, sector, geographic region, or size. For example, Trillium may weigh Social factors more heavily for a firm in the professional services industry and Environmental factors more heavily for a manufacturing company. Trillium applies its proprietary ESG analysis and screening for each company it considers for investment. Some of the ESG criteria Trillium assesses, which can vary based on industry as noted above, include, but are not limited to:

Environmental – Use of harmful pollutants and chemicals; Raw material management; Greenhouse gas emissions and use of renewable energy sources.

Social – Payment of fair wages; Human capital management strategy; Encouragement of diversity and inclusion; Support of LGBTQ rights.

Governance – Board diversity; Independent roles of CEO and Board chair; Reasonableness of executives’ wages; Dedication to corporate transparency.

Portfolio managers also analyze a company’s ESG related policies and practices, including reviews of third-party evidence when available. For example, the portfolio managers may consider whether a company maintains an environmental management system certified to international standards, such as ISO 14001, or compare a company’s Total Recordable Incident Rate, a metric used to measure frequency of health and safety incidents, compared to its industry or peer group. The portfolio managers consider data from a variety of public sources including eligible company filings, other publicly available materials, shareholder/investor events, and in certain cases, information resulting from direct communication with company management teams. The portfolio managers also have access to and consider information obtained from multiple third-party providers for both financial and ESG data, in addition to internally generated analysis, throughout its proprietary investment process. Third-party paid providers currently include Bloomberg L.P., MSCI Inc., FactSet Research Systems Inc., Institutional Shareholder Services, Inc., RepRisk and E&E News. Trillium also reviews publicly available information provided from government agencies, news agencies and not-for-profit organizations. See “ESG Considerations and Active Ownership” below for more detail.

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The portfolio managers look to achieve capital appreciation by investing in superior companies while also considering the Fund’s allocations and exposures across:

•

Economic sectors, although the portfolio managers may elect on occasion to have substantial over and under weights relative to the market based on where the portfolio managers find the most attractive opportunities (i.e., those companies with attractive valuation and impending catalysts for growth that meet Trillium’s ESG criteria);

•

Countries or regions, based on where the portfolio managers find attractive opportunities (emphasizing emerging markets that have company ESG reporting requirements comparable to more developed markets); and

•

Company size, with a consistent overall profile of large, global companies but also including smaller companies that present attractive opportunities for investment (emphasizing companies with improving fundamentals, attractive valuation and impending catalysts for growth that meet Trillium’s ESG criteria).

The Fund’s portfolio managers may choose to sell a security out of the Fund due to a breakdown in the investment thesis, a negative change in sector or company fundamentals, changes that result in ineligibility according to Trillium’s ESG screening process, a material deterioration in ESG characteristics, or excessive relative valuation; shifts in any of these attributes due to a corporate reorganization or to manage active position weight or to upgrade quality characteristics. Portfolio managers will also consider any relevant macroeconomic or geopolitical conditions (e.g., interest rates, inflation trends, employment levels, and regional disputes) which they believe have the potential to affect the value of a security.

Although the Fund did not invest significantly in derivatives instruments as of the most recent fiscal year end, it may engage in certain currency hedging transactions. The Fund may also participate in IPOs.

ESG Considerations and Active Ownership. Trillium believes in active ownership and that engaging companies on ESG topics using shareholder advocacy can lead to improvements in corporate ESG performance practices, policies and impact. Trillium typically seeks to align Trillium’s values and financial objectives by combining impactful investment solutions with active ownership, aspiring to provide long-term value while advancing humankind towards a sustainable global economy, a just society, and a better world. For Trillium this means being active shareholders with the intention to advocate in support of protections and respect for human rights, the natural environment, economic, environmental, social, and climate justice, labor rights, and civil society institutions. In pursuing the Fund’s investment objective and considering individual investments, Trillium considers both impact to these aspirational goals as well as financial performance.

Trillium’s shareholder advocacy is primarily conducted by a dedicated advocacy team using various approaches including direct dialogue, filing or co-filing shareholder proposals, working with multi-stakeholder groups (i.e. organizations that contain multiple stakeholders with an interest in a company’s success, such as public and private company boards, individual and institutional investors, and governmental and academic institutions), convening company/stakeholder meetings, investor and proxy advisor education, and speaking publicly about ESG topics. Trillium, on a firm-wide basis, regularly voices its perspective on public policy matters that relate to ESG topics. The portfolio managers also engage directly with portfolio companies on ESG topics. Over time, ESG topics covered by Trillium’s shareholder engagement have included climate change, workplace diversity, supply chain responsibility, and human rights, among many others. Trillium’s proxy voting guidelines incorporate these ESG matters and perspectives and votes are executed consistent with Trillium’s fiduciary duties.

As part of its ESG analysis, there are certain industries and business activities that Trillium currently identifies as too environmentally risky or as presenting social outcomes that are too unattractive to warrant investment consideration. Trillium employs qualitative and quantitative screens to exclude or restrict these types of investments. The Fund does not invest in companies that are primarily engaged in fossil fuel production based on a company’s total gross revenue unless the company demonstrates a plan to transition to a low carbon business model that Trillium finds credible. At a minimum, to be considered for investment, these companies must derive a material portion of current revenue from renewable energy or enabling technology and have no commitments to invest in new fossil fuel exploration, production, storage, transport (excluding distribution), trading, or refining capacity, or new fossil fuel-based power generation without emissions capture. Trillium will assess a commitment to a low carbon business model transition based on commitments that the company makes in the company’s public filings. The Fund will also exclude from consideration companies that derive a material proportion of their total gross revenue from business activities that are incompatible

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with Trillium’s sustainability goals. These include business activities related to agricultural biotechnology, coal and certain types of mining, pornography, private prisons, tar sands (i.e., oil sands), arctic drilling, tobacco, casinos and gaming, and weapons/firearms. The Fund also restricts investment in companies that Trillium identifies as having major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, and product safety. When assessing a controversy, Trillium will consider the potential for a controversy to adversely impact a company’s financial performance or cause harm to the company’s stakeholders.

Trillium ESG Small/Mid Cap Fund

Investment Objective:

The Trillium ESG Small/Mid Cap Fund (the “Fund”) seeks long-term capital appreciation by investing in companies that meet Trillium’s Environmental, Social, and Governance (“ESG”) criteria.

Principal Investment Strategies:

Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small and mid-sized companies that meet Trillium’s Environmental, Social, and Governance (“ESG”) criteria. Trillium defines small- and mid-cap companies as those having market capitalizations that, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2500TM Index. As of September 30, 2024, the largest company in the Russell 2500TM Index had a market capitalization of $[] billion. The Fund utilizes a core investment style that incorporates elements of both growth and value investing. The Fund may invest up to 20% of its total assets in the securities of non-U.S. issuers, including indirectly through instruments such as depositary receipts. Depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a non-U.S. issuer. Depositary receipts are alternatives to directly purchasing the underlying non-U.S. securities in their national markets and currencies. Depositary receipts and other investments intended to achieve investment exposure to equity securities indirectly will be counted towards the Fund’s 80% investment policy. The Fund’s non-U.S. holdings may include companies located in frontier or emerging markets. For purposes of its 80% investment policy, the equity securities that meet Trillium’s ESG criteria are those that satisfy Trillium’s proprietary fundamental and ESG criteria analysis and screening described below under “Portfolio Analysis and Construction” and “ESG Considerations and Active Ownership.” The Fund may also participate in IPOs.

Portfolio Analysis and Construction. Trillium’s investment philosophy for the Fund is that integrating ESG criteria into the financial analysis process can help identify the best companies positioned to deliver long-term risk adjusted performance.

Trillium constructs the Fund’s portfolio by looking at the companies included in the Fund’s benchmark, supplemented by an analysis of companies outside of the Fund’s benchmark. Within this investment universe the portfolio managers then identify individual companies that satisfy Trillium’s proprietary fundamental and ESG criteria analysis and screening process described under “Portfolio Analysis and Construction” and “ESG Considerations and Active Ownership.” In conducting fundamental research, the portfolio managers combine fundamental investment considerations with proprietary ESG criteria analysis and screening. Trillium believes that this integrated approach provides insight into how a company behaves commercially and how it deals with existing and emerging ESG risks and opportunities.

Trillium’s investment process for the Fund is a bottom-up research process focused on identifying companies with high quality characteristics. These include, but are not limited to:

•	Financial statement integrity as determined by a review of financial ratios and company disclosures;

•	History of profitability, and/or positive and growing cash flow from operations;

•

Conservative debt management as measured by a review of leverage ratios and balance sheet analyses including debt to earnings before interest, taxes, depreciation and amortization, and debt to capitalization metrics;

•	Return on investment capital trends; and

•	Sector-relevant leadership on ESG policies and performance.

Portfolio managers also qualitatively consider macroenvironment and geopolitical conditions, including interest rates, inflation trends, employment levels, and regional disputes in relation to overall portfolio construction. In constructing the portfolio, Trillium adheres to risk control parameters such as the maximum size of an individual holding, relative sector weights, and a target average market capitalization for the portfolio.

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When selecting securities for the Fund, the portfolio managers’ financial analysis also includes a holistic review of ESG criteria and how they may impact a stock’s valuation or performance. These ESG criteria include key sustainability risks and opportunities spanning a range of topics including board diversity, climate change policies, supply chains and human rights policies. Trillium also excludes or restricts from investment individual companies on the basis of certain qualitative and quantitative screens. See “ESG Considerations and Active Ownership” below for more detail. The portfolio managers evaluate Environmental, Social, and Governance factors for each company. The portfolio managers do not prioritize one set of factors over the others, although “E”, “S” or “G” factors may be given more or less consideration depending on a company’s particular industry. For example, Trillium may weigh Social factors more heavily for a firm in the professional services industry and Environmental factors more heavily for a manufacturing company. Similarly, Trillium’s ESG criteria may be somewhat different across sectors, geographic regions or market capitalizations, and Trillium evaluates ESG criteria and risks for each company it considers for investment. Some of the ESG criteria Trillium assesses, which can vary based on industry as noted above, include, but are not limited to:

Environmental – Use of harmful pollutants and chemicals; Raw material management; Greenhouse gas emissions and use of renewable energy sources.

Social – Payment of fair wages; Human capital management strategy; Encouragement of diversity and inclusion; Support of LGBTQ rights.

Governance – Board diversity; Independent roles of CEO and Board chair; Reasonableness of executives’ wages; Dedication to corporate transparency.

Portfolio managers also analyze a company’s ESG related policies and practices, including reviews of third-party evidence, when available. For example, the portfolio managers may consider whether a company maintains an environmental management system certified to international standards, such as ISO 14001, or compare a company’s Total Recordable Incident Rate, a metric used to measure frequency of health and safety incidents, compared to its industry or peer group. The portfolio managers consider data from a variety of public sources including eligible company filings, other publicly available materials, shareholder/investor events, and in certain cases, information resulting from direct communication with company management teams. The portfolio managers also have access to and consider information obtained from multiple third-party providers for both financial and ESG data, in addition to internally generated analysis, throughout its proprietary investment process. Third-party paid providers currently include Bloomberg L.P., MSCI Inc., FactSet Research Systems Inc., Institutional Shareholder Services, Inc., RepRisk and E&E news. Trillium also reviews publicly available information provided from government agencies, news agencies and not-for-profit organizations. See “ESG Considerations and Active Ownership” below for more detail.

The Fund’s portfolio managers may choose to sell a security out of the Fund due to a breakdown in the investment thesis, negative change in sector or company fundamentals, changes that result in ineligibility according to Trillium’s ESG screening process, a material deterioration in ESG characteristics, or excessive relative valuation; or to manage active position weight or to upgrade quality characteristics. Portfolio managers will also consider any relevant macroeconomic or geopolitical conditions (e.g., interest rates, inflation trends, employment levels, and regional disputes) which they believe have the potential to affect the value of a security.

ESG Considerations and Active Ownership. Trillium seeks to identify companies that it believes are strategic leaders, based on business models that it believes are superior and with the ability to create consistent earnings growth. In addition, Trillium looks to identify companies with strong board and management qualities, as evidenced by transparent and conservative financial reporting, and effective management of ESG risks such as risks from new environmental regulations, product safety risk, and reputational risks from major controversies or accidents.

Trillium believes in active ownership and that engaging companies on ESG topics using shareholder advocacy can lead to improvements in corporate ESG performance practices, policies and impact. Trillium typically seeks to align Trillium’s values and financial objectives by combining impactful investment solutions with active ownership, aspiring to provide long-term value while advancing humankind towards a sustainable global economy, a just society, and a better world. For Trillium this means being active shareholders with the intention to advocate in support of protections and respect for human rights, the natural environment, economic, environmental, social, and climate justice, labor rights, and civil society institutions. In pursuing the Fund’s investment objective and considering individual investments, Trillium considers both impact to these aspirational goals as well as financial performance.

Trillium’s shareholder advocacy is primarily conducted by a dedicated advocacy team using various approaches including direct dialogue, filing or co-filing shareholder proposals, working with multi-stakeholder groups (i.e. organizations that contain multiple stakeholders with an interest in a company’s success, such as public and private company boards, individual and institutional investors, and governmental and academic institutions), convening company/stakeholder meetings, investor and proxy advisor education, and speaking publicly about ESG topics. Trillium, on a firm-wide basis, regularly voices its perspective on public policy matters that relate to ESG topics. The portfolio managers also engage directly with portfolio companies on ESG topics. Over time, ESG topics covered by Trillium’s shareholder engagement have included climate change, workplace diversity, supply chain responsibility, and human rights, among many others. Trillium’s proxy voting guidelines incorporate these ESG matters and perspectives and votes are executed consistent with Trillium’s fiduciary duties.

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As part of its ESG analysis, there are certain industries and business activities that Trillium currently identifies as too environmentally risky or as presenting social outcomes that are too unattractive to warrant investment consideration. Trillium employs qualitative and quantitative screens to exclude or restrict these types of investments. The Fund does not invest in companies that are primarily engaged in fossil fuel production based on a company’s total gross revenue unless the company demonstrates a plan to transition to a low carbon business model that Trillium finds credible. At a minimum, to be considered for investment, these companies must derive a material portion of current revenue from renewable energy or enabling technology and have no commitments to invest in new fossil fuel exploration, production, storage, transport (excluding distribution), trading, or refining capacity, or new fossil fuel-based power generation without emissions capture. Trillium will assess a commitment to a low carbon business model transition based on commitments that the company makes in the company’s public filings. The Fund will also exclude from consideration companies that derive a material proportion of their total gross revenue from business activities that are incompatible with Trillium’s sustainability goals. These include business activities related to agricultural biotechnology, coal and certain types of mining, pornography, private prisons, tar sands (i.e., oil sands), arctic drilling, tobacco, casinos and gaming, and weapons/firearms. The Fund also restricts investment in companies that Trillium identifies as having major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, and product safety. When assessing a controversy, Trillium will consider the potential for a controversy to adversely impact a company’s financial performance or cause harm to the company’s stakeholders.

More Information about Investment Strategies Related to the Funds

In addition to the investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies, and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of a Fund, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective or its other investment policies. If a Fund invests in this manner, it may not achieve its investment objective.

In addition to its principal investment strategies, a Fund may use the investment strategies described below. A Fund may also employ investment practices that this prospectus does not describe, such as participating in repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning these and the Funds’ other investment practices and their risks, you should read the SAI.

Temporary Defensive Strategies. The Funds seek to remain fully invested in accordance with their respective investment objectives. However, in an attempt to respond to adverse market, economic, political, or other conditions, a Fund may take a temporary defensive position that is inconsistent with its principal investment strategies. These defensive positions may include investments in cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. Taking a temporary defensive position could prevent a Fund from achieving its investment objective.

Name Policy. Each Fund has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”). Each Fund’s 80% Policy is set forth in the SAI. Additional detail regarding the implementation of the policy is included in the “Fund Summary” section of this prospectus. A Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when a Fund no longer meets its 80% Policy requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy. Each Fund’s 80% Policy is non-fundamental and can be changed by the Fund’s Board without shareholder approval. A Fund will provide shareholders with at least 60 days’ prior notice of any changes to the Fund’s 80% Policy.

Location of Issuers. A number of the Funds’ policies are determined by reference to whether an issuer is “located in” a particular country or group of countries or whether the issuer is located outside the U.S. more generally. Being “located in” a particular country reflects a judgment that an issuer is economically tied to that country, and in determining where an issuer is located for these purposes the Adviser and Trillium will consider a number of factors, including but not limited to:

•	the markets in which the issuer’s securities are principally traded;

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•	where the issuer’s headquarters, principal offices or operations are located;

•	where the issuer is organized;

•	the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country;

•	the Adviser’s and Trillium’s own internal analysis; and

•	information provided by third party data analytics service providers.

No single factor will necessarily be determinative nor must all factors be present for the Adviser and Trillium to determine where an issuer is located. The Adviser and Trillium may weigh these factors differently with respect to different geographic policies, different countries or different series of the Perpetual Americas Funds Trust (the “Trust”). The categorization of location of issuer for compliance testing purposes with respect to the Funds may differ from how other or different portfolio managers, investment professionals, or third parties assign the location of individual issuers.

Line of Credit and Borrowings. The Trust, on behalf of certain of the Funds, has entered into a $150 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes.

The Credit Agreement permits the Funds, and each fund in the Trust, to borrow up to an aggregate amount of $150 million, $50 million of which is committed (requires the lender to advance money to the borrower when requested) and $100 million of which is uncommitted (includes no obligation by the lender to loan funds when requested by the borrower) at any time outstanding, subject to asset coverage and other limitations as specified in the Credit Agreement as well as the asset coverage limitations under the Investment Company Act of 1940. Borrowing results in interest expense and other fees and expenses that may impact the Funds’ expenses, including any net expense ratios. The costs of borrowing may reduce the total returns for a Fund. The Credit Agreement also imposes an ongoing commitment fee on undrawn committed amounts under the credit facility, which is allocated to between the Funds, and, within each Fund, to each share class, on a pro rata basis, based on such Fund’s (or such share classes, as appropriate) average daily net asset value.

Cash-Sweep Program. The Funds may invest in a cash-sweep program administered by the Northern Trust Company, the Funds’ Administrator, through which a Fund’s cash holdings are placed in the Northern Institutional Funds Treasury Portfolio (the “Cash Sweep Portfolio”) a money market fund pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”). All sweep vehicles, whether or not registered under the 1940 Act, carry certain risks. For example, money market fund sweep vehicles, such as the Cash Sweep Portfolio, are subject to market risks and are not subject to FDIC protection. As a shareholder of the Cash Sweep Portfolio, a Fund would bear, along with other shareholders, its pro rata portion of the Cash Sweep Portfolio’s expenses, including any advisory and administrative fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Emerging Markets. A number of Funds invest in companies located in emerging markets as part of their principal investment strategies. Unless otherwise stated in a Fund’s principal investment strategy, the Funds define emerging markets countries as those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics.

Summary of Principal Risks

Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. Below are the principal risks of the Funds in alphabetical order. The significance of any specific risk to an investment in a Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others and not all risks will be applicable to all Funds. You should read all of the risk information for your Fund presented below carefully, because any one or more of these risks may result in losses to the Fund. Each risk described below applies to each of the Funds unless otherwise indicated.

Active Management Risk. Trillium’s dependence on a quantitative strategy or judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

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Asset Allocation Risk. The risk that if a Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed-income security held by a Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.

The credit rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition and does not reflect an assessment of an investment’s volatility or liquidity. Securities rated in the lowest category of investment grade are considered to have speculative characteristics. If a security held by a Fund loses its rating or its rating is downgraded, a Fund may nonetheless continue to hold the security in the discretion of Trillium. In the case of asset-backed or mortgage-related securities, changes in the actual or perceived ability of the obligors on the underlying assets or mortgages to make payments of interest and/or principal may affect the values of those securities.

Currency Risk. A significant portion of a Fund’s assets may be denominated in non-U.S. currencies. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. A Fund is not required to hedge its non-U.S. currency risk, although it may do so through non-U.S. currency exchange contracts and other methods. Therefore, to the extent a Fund does not hedge its non-U.S. currency risk, or the hedges are ineffective, the value of a Fund’s assets and income could be adversely affected by currency exchange rate movements.

Cybersecurity Risk. The computer systems, networks, and devices used by a Fund and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, and security breaches. Despite the various protections utilized by a Fund and its service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its NAV; impediments to trading; the inability of the Funds, Trillium or the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. Any problems relating to the performance and effectiveness of security procedures used by the Fund or its service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on the Fund or its investors. Furthermore, as the Fund’s assets grow, it may become a more appealing target for cybersecurity threats such as hackers and malware.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some

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of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request. Some Funds may also invest in certain depositary receipts without voting rights, for example, Thai non-voting depositary receipts (“NVDRs”). NVDRs are similar to other depositary receipts except that they do not allow the holder to participate in company decision making through voting. See Investment Strategies and Risks – Depositary Receipts in the Funds’ Statement of Additional Information (“SAI”) for additional information.

Emerging Markets Risk. Investing in emerging market securities magnifies the risks inherent in non-U.S. investments. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, tariffs and other sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Geopolitical events such as nationalization or expropriation could even cause the loss of the Fund’s entire investment in one or more countries. In addition, pandemics and outbreaks of contagious diseases may exacerbate preexisting problems in emerging market countries with less established healthcare systems. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls, and investment restrictions that are subject to political change and balance of payments position. Issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the transportation and custody of such securities. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. A Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation. A sub-set of emerging markets, frontier markets, are less developed than other emerging markets and are the most speculative. They have the least number of investors and may not have a stock market on which to trade. Most frontier markets consist chiefly of stocks of financial, telecommunications, and consumer companies that count on monthly payments from customers. Investments in this sector are typically illiquid, nontransparent, and subject to very low levels of regulation and high transaction fees. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Frontier market investments may be subject to substantial political and currency risk. The risk of investing in frontier markets can be increased due to government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by frontier market countries or their trading partners; and the relatively new and unsettled securities laws in many frontier market countries. These risks can result in the potential for extreme price volatility.

Equity Securities Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include both direct and indirect investments in such ownership interests, such as public and privately issued equity securities and common and preferred stocks, warrants and rights to subscribe to common stock or other equity securities, convertible securities, and derivative instruments that are expected or intended to track the price movement of equity indices. Different types of equity securities (including different types of instruments that provide direct or indirect exposure to ownership interests in issuers) provide different voting and dividend rights and priority in the event of a bankruptcy and/or insolvency of the issuer. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

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Euro- and Eurozone-Related Risk (Trillium ESG Global Equity Fund). To the extent the Fund invests in investments located in Europe, it may be subject to risks not typically associated with investments in the United States. A majority of western European countries and a number of eastern European countries are members of the European Union, an intergovernmental union aimed at developing economic and political coordination and cooperation among its member states. European countries that are members of the Economic and Monetary Union of the European Union (“EMU”) are subject to restrictions on inflation rates, interest rates, deficits, and debt levels. The EMU sets out different stages and commitments for member states to follow in an effort to achieve greater coordination of economic, fiscal, and monetary policies. As a condition to adopting the euro, EMU member states must also relinquish control of their monetary policies to the European Central Bank and become subject to certain monetary and fiscal controls imposed by the EMU. These controls remove EMU member states’ flexibility in implementing monetary policy measures to address regional economic conditions, which may impair their ability to respond to crises. A number of countries in the European Union have experienced, and may continue to experience, severe economic and financial difficulties. Additional European Union member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund’s investments in euro-denominated securities and derivatives contracts, as well as securities of issuers located in the European Union or with significant exposure to European Union issuers or countries, to the extent the Fund invests in such securities. If the euro is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations and derivative contracts would be determined by laws in effect at such time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective and permitted under applicable law.

These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of the Fund’s shares.

Continuing uncertainty as to the status of the European Economic and Monetary Union (“EMU”) and the potential for certain countries to withdraw from the institution has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EU could have significant adverse effects on currency and financial markets, and on the values of the Fund’s portfolio investments. In 2020, the UK left the EU (commonly known as “Brexit”). The full extent of the political, economic and legal consequences of Brexit are not yet fully known, and the long-term impact of Brexit on the UK, the EU and the broader global economy may be significant. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies, and the broader economy, could be significantly impacted, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, or the abandonment of the Euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties.

If one or more EMU countries were to stop using the euro as its primary currency, the Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to liquidity risk and the risk that the Fund may not be able to value investments accurately to a greater extent than similar investments currently denominated in euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU related investments, or should the euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.

Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which includes the range of activities required to bring a product or services to market and which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain.

Geographic Focus Risk. From time to time a Fund’s investment may be focused in a particular geographic region. The value of the investments of a Fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting such location are therefore likely to cause the value of a Fund’s shares to decrease, perhaps significantly.

Growth Investing Risk. The prices of growth stocks may be based largely on expectations of future earnings, and can decline rapidly and significantly in reaction to negative news about various factors, such as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over a short or long period of time. Growth stocks may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, at times when it holds investments in growth stocks, a Fund may underperform other investment funds that favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.

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Hedging Risk. Some Funds may invest in hedging assets. Hedging is a strategy in which a Fund uses a derivative or other security to offset certain risks associated with other Fund holdings or to render the portfolio more resilient to market fluctuations. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A Fund is not required to use hedging and may choose not to do so.

Investment Company Risk. If a Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. A Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Fund.

IPO Risk. A Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Japan Risk (Trillium ESG Global Equity Fund). The Japanese economy may be subject to economic, political and social instability, which could have a negative impact on Japanese securities, and may impact a Fund’s performance to the extent it invests in such securities. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. At times, the Japanese economy has been adversely impacted by government intervention and protectionism, changes in its labor market, and an unstable financial services sector. International trade, government support of the financial services sector and other troubled sectors, government policy, natural disasters and/or geopolitical developments could significantly affect the Japanese economy. A significant portion of Japan’s trade is conducted with developing nations and can be affected by conditions in these nations or by currency fluctuations. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy.

Key Person Risk. Key person risk is the risk that results when a Fund’s investment program is highly dependent on the investment skill and dedication of a small number of “key” persons at Trillium, which can result in decreased investment results if these “key” persons become unable to apply their full attention to the management of a Fund’s investments for health or other reasons.

Liquidity Risk. The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may be amplified in situations where foreign countries close their securities markets for extended periods of time due to scheduled holidays. The Securities and Exchange Commission (the “SEC”) has recently proposed rule amendments that, if adopted as proposed, could result in a larger percentage of the Fund’s investments being classified as illiquid investments.

Market Risk. The market value of a Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon political, regulatory, market, economic, and social conditions, as well as developments that impact specific economic sectors, industries, or segments of the market, including conditions that directly relate to the issuers of a Fund’s investments, such as management performance, financial condition, and demand for the issuers’ goods and services. The Funds are subject to the risk that geopolitical events will adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on global economies and markets. Likewise, natural and environmental disasters and epidemics or pandemics may be highly disruptive to economies and markets.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. An epidemic or pandemic can result in travel restrictions, closed international borders, enhanced health

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screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, which may adversely affect markets, issuers, and/or non-U.S. exchange rates. The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic and its effects can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.

Non-U.S. Securities Risk. Non-U.S. securities risk is the risk associated with investments in issuers located in non-U.S. countries. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these non-U.S. markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in non-U.S. securities include, among other things, imposition of exchange control regulation by the U.S. or non-U.S. governments, U.S. and non-U.S. withholding or other taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in non-U.S. nations. There may be less publicly available information about certain non-U.S. companies than would be the case for comparable companies in the U.S. and certain non-U.S. companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain non-U.S. countries. Investors in non-U.S. countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against non-U.S. issuers or non-U.S. persons is limited. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of a Fund’s non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by other countries (such as the United States), political changes or diplomatic developments may also cause the value of a Fund’s non-U.S. investments to decline. When imposed, non-U.S. withholding or other taxes reduce a Fund’s return on non-U.S. securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire non-U.S. investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of non-U.S. issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts. In certain cases, depositary receipts may also be issued through programs in local markets, such as Thai NVDRs. See Summary of Principal Risks – Depositary Receipts in this Prospectus for additional information. To the extent a Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, non-U.S. securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring non-U.S. entities to honor their contractual commitments.

Portfolio Turnover Risk. A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if Trillium determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within Trillium’s control. These transactions will increase a Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to a Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, as well as any changes to climate related laws and regulations, could impair the ability of a Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Small-Cap and Mid-Cap Company Risk. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. These companies may experience higher growth rates and higher interest rates than larger capitalization companies. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices. Smaller capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

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Sustainable Investing Risk. Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Because Trillium evaluates ESG criteria when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG criteria. ESG criteria may prioritize long term, rather than short term, returns. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, there is a risk that the securities identified by Trillium to fit within its sustainability criteria do not operate as anticipated. Although Trillium seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. Trillium’s exclusion of certain potential investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well. There is also a risk that Trillium’s shareholder advocacy may be unsuccessful and may result in unanticipated or unintended outcomes. There can be no assurance that Trillium’s shareholder advocacy will result either in superior investment returns, or in a positive outcome for the environment or society.

United Kingdom Investments Risk. The United Kingdom has one of the largest economies in Europe and is heavily dependent on trade with the European Union, and to a lesser extent the United States and China. As a result, the British economy may be impacted by changes to the economic condition of the United States, China and other European countries. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy, as well as on a Fund, to the extent a Fund invests in investments located in the United Kingdom. Furthermore, the United Kingdom voted via referendum to leave the European Union (“Brexit”). After years of negotiations, a trade agreement between the United Kingdom and the European Union became effective on January 1, 2021, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The impact of Brexit on the economies of the United Kingdom and its trading partners is still uncertain.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Portfolio Holdings Disclosure

A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio holdings is available in the SAI.

MANAGEMENT OF THE FUNDS

Trillium Asset Management, LLC

Trillium Asset Management, LLC is located at 1 Congress Street, Suite 3101, Boston, Massachusetts 02114, and serves, subject to supervision by the Board of Trustees and the Adviser, as the subadviser for the Funds. Trillium manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Trillium is an indirect wholly owned subsidiary of Perpetual Limited. As of September 30, 2024, Trillium had approximately $5.2 billion in assets under management. As compensation for its services, the Adviser pays to Trillium a monthly base fee for its services, subject to any applicable reduction as described further in the Subadvisory Agreement and the SAI.

Fund Recoupment Arrangements

The Adviser has contractually agreed to waive fees and reimburse expenses of each Fund to the extent that total annual operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to amounts specified in each Fund Summary, as applicable. Generally, if it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Funds’ Investment Advisory Agreement.

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Predecessor Fund Recoupment Arrangements

Under the Third Amended and Restated Expense Limitation Agreement dated June 13, 2024 between the Adviser and the Trust, which references a previous investment advisory agreement between the Small/Mid Cap Fund Predecessor Fund, to which the Trillium ESG Small/Mid Cap Fund now serves as accounting successor (for purposes of this paragraph, the “Predecessor Fund”), and Trillium, who served as the investment adviser to the Predecessor Fund, Trillium agreed to waive investment management fees and reimburse the Predecessor Fund for other expenses of the Predecessor Fund to the extent necessary to limit the total operating expenses of the Predecessor Fund (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses). To the extent that Trillium waived the investment advisory fees and/or reimbursed the Predecessor Fund for such other ordinary expenses, the Adviser may seek reimbursement of a portion or all such amounts from the Trillium ESG Small/Mid Cap Fund, into which the Predecessor Fund has merged, at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. Any such recoupment may not cause the Trillium ESG Small/Mid Cap Fund’s ordinary operating expenses to exceed the expense limitation that was in place with respect to the Predecessor Fund when the fees were waived or expenses reimbursed. The Adviser will generally seek recoupment only in accordance with the terms of any expense limitation that is in place with respect to the Trillium ESG Small/Mid Cap Fund at the time of recoupment.

As of September 30, 2024, the following Funds are subject to recoupment by the Adviser of fees previously waived or reimbursed by the Adviser:

Fund Name	Amount Available for Recoupment			Amount of Recoupment expiring on September 30, 2027			Amount of Recoupment expiring on September 30, 2026		Amount of Recoupment expiring on September 30, 2025
Trillium ESG Global Equity Fund	$	[	]	$	[	]	[	]	[	]
Trillium ESG Small/Mid Cap Fund	$	[	]	$	[	]	[	]	[	]

Portfolio Management

The Funds are managed using a team-based approach. Each of the Funds is managed jointly and primarily by one or more investment professionals and may be supported by analysts. The members of the Funds’ management teams, and the name of the Fund for which each team member is responsible, are listed below.

Laura McGonagle, CFA

Portfolio Manager

Trillium ESG Global Equity Fund

Lead Portfolio Manager

Trillium ESG Small/Mid Cap Fund

Laura McGonagle is a Portfolio Manager. Laura is Lead Portfolio Manager on Trillium’s ESG Small/Mid Cap Core strategy and a Portfolio Manager on Trillium’s ESG Global Equity, ESG Core Equity, and Sustainable Opportunities strategies. She joined Trillium in 2001. Prior to joining Trillium, she was an equity research analyst at Adams, Harkness and Hill (“Adams”), a Boston-based investment bank that focuses on emerging growth companies. Laura’s last position at Adams was as a sell-side equity analyst in the “Healthy Living” group. This group covered specialty consumer stocks which addressed the consumers’ growing awareness of the impact of nutrition, environment and lifestyle choices on their well-being.

Laura earned a B.A. in quantitative economics from Tufts University in 1992. Laura is a member of the CFA Society Boston and is a Chartered Financial Analyst charterholder.

Matthew Patsky, CFA

Lead Portfolio Manager

Trillium ESG Global Equity Fund

Matt Patsky is CEO and Lead Portfolio Manager of the Trillium ESG Global Equity strategy. Matt has over four decades of experience in investment research and investment management. He began his career at Lehman Brothers in 1984 as a technology analyst. In 1989, while covering emerging growth companies for Lehman, he began to incorporate environmental, social, and governance factors into his research. In 1994, Matt became the first sell side analyst in the United States to publish on the topic of

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socially responsible investing. As Director of Equity Research for Adams, Harkness & Hill, he built the firm’s powerful research capabilities in socially and environmentally responsible areas such as renewable energy, resource optimization, and organic and natural products. Before Trillium, Matt worked at Winslow Management Company in Boston, where he served as director of research, chair of the investment committee, and portfolio manager for the Green Growth and Green Solutions Strategies.

Mitali Prasad, CFA

Portfolio Manager

Trillium ESG Small/Mid Cap Fund

Mitali Prasad is the Lead Portfolio Manager on the ESG Growth & Income and ESG Core strategies and a Portfolio Manager for the ESG Large Cap Core and ESG Small/Mid Cap Core strategies. She joined Trillium in 2016 and previously served as a portfolio manager and equity research analyst at Washington Capital Management, where she covered multiple industry sectors and managed MID and SMID GARP portfolios. She held similar portfolio manager and equity analyst roles at OFI Institutional (Oppenheimer Funds) and Babson Capital Management, where she started her career in 1994.

Mitali holds a Bachelor of Electronics and Telecommunications Engineering from the Delhi Institute of Technology in New Delhi, India and a Master of International Affairs from Columbia University in New York. She earned an M.B.A. from the Indian Institute of Management in Bangalore, India in 1991. She is a Chartered Financial Analyst (CFA) charterholder and a member of the CFA Institute and the CFA Society Boston, serving on its SRI committee from 2008 – 2010 and as Chair of its Value Investing committee from 2009 – 2013.

Investment Adviser, Administrator, Transfer Agent, Custodian, and Distributor

Perpetual Americas Funds Services serves as the investment adviser to the Funds. Its principal place of business is 1 Congress Street, Suite 3101, Boston, Massachusetts 02114. The Adviser is an indirect wholly owned subsidiary of Perpetual Limited. Perpetual Limited is a diversified financial services company that has been serving Australians since 1886. The Adviser is an investment adviser registered with the SEC in the U.S. under the Investment Advisers Act of 1940, as amended. As investment adviser to the Funds, subject to the Board of Trustees’s supervision, the Adviser continuously reviews, supervises, and administers each Fund’s investment program. The Adviser also ensures compliance with each Fund’s investment policies and guidelines. For its services, the Adviser is entitled to a management fee, as set forth below, which is calculated daily and paid monthly based on the average daily net assets of each Fund. As of September 30, 2024, the Adviser had approximately $11.18 billion in assets under management.

Under the Funds’ Investment Advisory Agreement, the Adviser is paid an annual management fee from each Fund as follows:

Fund	Management Fee (as percentage of average daily net assets)
Trillium ESG Global Equity Fund	[0.85%/0.72%*]
Trillium ESG Small/Mid Cap Fund	[0.75%]

*	[0.85% of average daily net assets up to $1 billion; 0.72% of average daily net assets in excess of $1 billion.]

Disclosure regarding the basis for the Board of Trustees’s approval of the Investment Advisory Agreement between the Adviser and each of the Funds are available in the Funds’ Form N-CSR filing for the period ending September 30, 2024.

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Funds’ Administrator and Fund Accounting Agent, Transfer Agent, and Custodian. The Funds have entered into a distribution agreement with Perpetual Americas Funds Distributors, LLC (the “Distributor”), 3 Canal Plaza, Suite 100, Portland, Maine 04101, to distribute shares of the Funds.

YOUR ACCOUNT

Pricing Your Shares

When you buy and sell shares of a Fund, the price of the shares is based on the Fund’s net asset value per share (“NAV”) next determined after the order is received.

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Calculating the Fund’s NAV

The NAV is calculated at the close of trading of the NYSE, normally 4:00 p.m. Eastern time (“ET”)/3:00 p.m. Central time (“CT”), on each day that the NYSE is open for business. The NYSE is closed on the following days: Saturdays and Sundays; U.S. national holidays including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Your order to purchase or sell shares is priced at the next NAV calculated after your order is received and deemed to be in good order by the Funds’ Transfer Agent or a financial intermediary. Only purchase orders received and deemed to be in good order by the Funds’ Transfer Agent before 4:00 p.m. ET/3:00 p.m. CT will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. ET/3:00 p.m. CT. When that happens, purchase requests received by the Funds or a financial intermediary after the NYSE closes will be effective the following Business Day. The NAV of a Fund may change every day.

A purchase, redemption, or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed, and delivered. Requests must include the following:

•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions and exchanges (other than telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable; and

•

Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 866-260-9549 (toll free) or 312-557-5913 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless you have provided all information required by the Funds’ “Customer Identification Program” as described below.

Valuing the Funds’ Assets

The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Each Fund generally uses pricing services to determine the market value of securities. Non-U.S. securities, currencies, and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars at the prevailing exchange rate of such currencies against the U.S. dollar as provided by an approved independent pricing service.

In compliance with Rule 2a-5 of the 1940 Act, the Board of Trustees has designated the Adviser as the Funds’ “valuation designee” with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable. The Adviser, in its role as the valuation designee, has established an internal committee (the “Committee”) comprised of select officers and staff of the Adviser to discharge its responsibilities under the Trust’s valuation procedures (the “Valuation Procedures”).

If market quotations for a security are not available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or non-U.S. exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser, as valuation designee, will value a Fund’s assets at their fair value according to the Valuation Procedures approved by the Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, such security’s fair value will be determined by the Adviser using the Valuation Procedures, subject to oversight by the Board of Trustees.

In addition, fair value pricing may be used if events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Fund may use a systematic valuation model provided by a third-party pricing service to fair value its international equity securities.

Without a fair value price, short-term investors could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Non-U.S. markets in which a Fund buys securities may be open on days the U.S. markets are closed, causing a Fund’s NAV to change even though the Fund is closed. On days when the U.S. markets are closed, a Fund’s shareholders will not be able to purchase or sell Fund shares. While fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities, there is no assurance that fair value pricing policies will prevent dilution of the NAV by short-term investors. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

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How to Purchase Shares

Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the Funds. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or a non-U.S. trust or estate, corporation, or partnership. Investment in the Funds by non-U.S. investors may be permitted on a case-by-case basis, at the sole discretion of the Funds.

You may purchase shares directly from the Funds or through your broker or financial intermediary on any day the NYSE is open, subject to certain restrictions described below. Purchase requests received in good order by the Funds’ Transfer Agent or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the close of the NYSE) will be effective at that day’s share price. Purchase requests received in good order by the Funds or a financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following Business Day. You may invest any amount you choose, as often as you wish, subject to the minimum initial and minimum additional investment as stated in this prospectus. The Funds may accept initial investments smaller than the minimum initial investment amounts from eligible retirement account investors and in connection with the Funds’ participation in third-party distribution platforms and in certain other instances at their discretion.

Share Classes

The Funds offer multiple share classes. Each Fund offers four classes of shares through this Prospectus: Institutional, Advisor, Investor and Z Shares. Each class of shares of each Fund has the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. Your financial intermediary can help you determine which share class to purchase. You should choose a share class for which you are eligible, with the expense structure that best meets your needs.

The principal differences among the classes are as follows:

	Institutional	Advisor	Investor	Class Z
Minimum Initial Investment	$100,000	None	None	$10,000,000
Minimum Subsequent Investment	None	None	None	None
Sub- Accounting/Sub- Transfer Agency Expenses	Yes. Expenses may vary depending on the arrangements with financial intermediaries that offer Fund shares. Expenses are incurred pursuant to “fee for service” arrangements with financial intermediaries.	None	None	None
Distribution (Rule 12b-1) Fees	None	0.10%	0.25%	None
Sales Charge (Load)	None	None	None	None
Redemption Fees	None	None	None	None

Institutional Shares of the Funds are primarily for institutional investors investing for their own or their customers’ accounts, and for investments made though financial institutions or intermediaries that typically require sub-accounting, sub-transfer agency, shareholder services payments and/or recordkeeping payments from the Fund for some or all of their underlying investors (“sub-transfer agency fees”). Institutional Shares are expected to bear certain expenses associated with sub-transfer agency fees, which amounts may vary between the Funds. The minimum initial investment for Institutional Shares is $100,000. If you purchase Institutional Shares, you will not pay a sales charge at the time of purchase and you will not pay a 12b-1 fee. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds.

Your financial intermediary can help you determine whether you are eligible to purchase Institutional Shares. Eligible Institutional Share investors primarily include:

•	individuals and institutional investors with a minimum initial investment of $100,000;

•

employer sponsored retirement plans, pooled investment vehicles, clients of financial institutions or intermediaries which charge such clients a fee for advisory, investment consulting, or similar services or have entered into an agreement with the Funds or the Distributor to offer such shares though an investment platform;

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•	clients of trust companies where the trust company is acting in fiduciary capacity, as agent, or as custodian;

•	investors through certain brokerage platforms in which an investor transacting through a broker may be required to pay commission and/or other forms of compensation to the broker;

•

officers, trustees, and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code of 1986, as amended (the “Code”)), of the Funds and the Adviser, and its subsidiaries and affiliates;

•

Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, if a contract exists between the Distributor and/or its affiliates and the state sponsor of the program or one of its service providers, to provide the program:

•	services relating to operating the program; and/or

•	Fund shares for purchase which require sub-transfer agency fees from the Fund.

•

Advisory programs where the shares are acquired on behalf of program participants in connection with a comprehensive fee or other advisory fee arrangement between the program participant and a registered broker dealer or investment adviser, trust company, bank, family office, or multi-family office (referred to as the “Sponsor”) on behalf of program participants if:

•	the program participant pays the Sponsor a fee for investment advisory or related services, under a comprehensive fee or other advisory fee arrangement; and

•	the Sponsor or the broker-dealer through which the Fund’s shares are acquired has an agreement with the Distributor.

•	Other investors for which the Fund or the Distributor has pre-approved the purchase.

Advisor Shares of the Funds are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts. There is no minimum investment amount required for Advisor Shares. If you purchase Advisor Shares of the Funds, you will not pay a sales charge at the time of purchase or sub-transfer agency fees, but you will pay a 12b-1 fee not exceeding ten basis points (0.10%) of each Fund’s average daily net assets. Your financial intermediary can help you determine if you are eligible to purchase Advisor shares. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds.

Investor Shares of the Funds are primarily for certain individual investors and investments made through financial institutions or intermediaries. There is no minimum investment amount required for Investor Shares. If you purchase Investor Shares of the Funds, you will not pay a sales charge at the time of purchase or sub-transfer agency fees, but you will pay a 12b-1 fee not exceeding twenty-five basis points (0.25%) of a Fund’s average daily net assets. Your financial intermediary can help you determine if you are eligible to purchase Investor shares. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds.

Class Z Shares of the Funds require a minimum initial investment of $10,000,000. If you purchase Class Z Shares, you will not pay a sales charge at the time of purchase, a 12b-1 fee or sub-transfer agency fee. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds.

The following categories of investors and accounts may buy Class Z Shares of each Fund, provided that they do not require or receive sub-accounting or recordkeeping payments from the Fund:

•

Institutional investors, including, but not limited to, employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), endowments, foundations, insurance company general accounts, insurance company separate accounts, local, city, and state governmental institutions, and other tax-exempt entities that meet the requirements for qualification under Section 501 of the Code.

•	Unaffiliated U.S. registered mutual funds including those that operate as “fund of funds,” collective trust funds, investment companies or other pooled investment vehicles.

•	Other investors for which the Fund or the Adviser has pre-approved the purchase.

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The following categories of investors and accounts qualify to buy Class Z Shares of each Fund but the $10 million investment minimum is waived:

•	Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs) that invest through a record-keeper or third party retirement platform.

•

Advisory programs where the shares are acquired on behalf of program participants in connection with a comprehensive fee or other advisory fee arrangement between the program participant and a registered broker dealer or investment adviser, trust company, bank, family office, or multi-family office (referred to as the “Sponsor”) on behalf of program participants if:

•	the program participant pays the Sponsor a fee for investment advisory or related services, under a comprehensive fee or other advisory fee arrangement; and

•	the Sponsor or the broker-dealer through which the Fund’s shares are acquired has an agreement with the Distributor.

•

Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, if a contract exists between the Distributor and/or its affiliates and the state sponsor of the program or one of its service providers, to provide the program:

•	services relating to operating the program; and/or

•	Fund shares for purchase which require sub-transfer agency fees from the Fund.

•

Clients (other than defined contribution employer sponsored retirement plans) of an institutional consultant where (a) the consultant has undertaken to provide certain services directly to the client with respect to the client’s investment in the Fund and (b) the Fund or the Distributor has notified that consultant in writing that the proposed investment is permissible.

•	Investment companies or other pooled vehicles that are managed by the Adviser or its affiliates.

•

Officers, trustees, and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Code, of the Funds and the Adviser, and its subsidiaries and affiliates.

•	Existing institutional separate account clients of the Adviser or its affiliates.

•	Investors for whom the Fund or the Adviser determines that a strategic reason exists for such a waiver.

•	Investors with an account which the Fund or the Adviser believes will grow to meet the investment minimum in the future.

The Funds reserve the right to modify or waive the eligibility requirements and investment minimums at any time.

Customer Identification Program: Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, the Funds will ask for your name, residential address, date of birth, government identification number, and other information that will allow us to identify you. For legal entity customers, we will also ask that any individual(s) who, directly or indirectly, owns 25% or more of the entity and one individual who has significant responsibility to control, manage, or direct the legal entity be identified. The Funds also may ask to see your driver’s license or other identifying documents.

If we do not receive the required information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. Once the Funds are able to verify your identity, your investment will be accepted and processed at the next determined NAV. However, if we are unable to verify your identity, each Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is liquidated. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment. If your account is closed at the request of governmental or law enforcement authorities, the Funds may be required by the authorities to withhold the proceeds.

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Purchases Through Financial Intermediaries

You may make initial and subsequent purchases of shares of the Funds through a financial intermediary, such as an investment adviser or broker-dealer, bank, or other financial institution that purchases shares for its customers. The Funds may authorize certain financial intermediaries to receive purchase and sale orders on its behalf. Before investing in the Funds through a financial intermediary, you should read carefully any materials provided by the intermediary together with this prospectus.

When shares are purchased this way, the financial intermediary may:

•	charge a fee for its services;

•	act as the shareholder of record of the shares;

•	set different minimum initial and additional investment requirements;

•	impose other charges, commissions, or restrictions;

•	designate intermediaries to accept purchase and sale orders on the Funds’ behalf; or

•	impose an earlier cut-off time for purchase and redemption requests.

Each Fund considers a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes before 4:00 p.m. ET/3:00 p.m. CT). These orders will be priced based on the Fund’s NAV next computed after such order is received by the financial intermediary.

Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and the Funds. Certain intermediaries may receive compensation from the Funds, the Adviser, or their affiliates.

Compensation to Financial Intermediaries

It is expected that Institutional Class, Advisor Class, Investor Class and Class Z shares of the Funds will make payments, or reimburse the Adviser or its affiliates for payments they make, to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services (sometimes referred to as “sub-transfer agency” or “sub-TA” services). The amount of such payments and/or reimbursement is subject to the caps established by the Board of Trustees and is reviewed by the Trustees periodically.

Although the nature and extent of sub-transfer agency services provided to shareholders and the amount of sub-transfer agency fees charged to each class will vary among financial intermediaries, Institutional Class, Advisor Class, Investor Class and Class Z shares each bear sub-accounting expenses on a class-wide basis. This means that the sub-transfer agency fees you bear as a Fund shareholder may be greater than the sub-transfer agency fees charged by your financial intermediary to the Fund with respect to your investment. Advisor Class and Investor Class shares may make sub-transfer agency payments out of amounts authorized under distribution plans to be adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The Adviser also may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries for sub-transfer agency services they provide to their clients or customers that hold shares of the Funds. Payments generally are based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement.

Additional information concerning payments the Funds, the Adviser or their affiliates may make to financial intermediaries, and the services provided by financial intermediaries, can be found in the SAI under “Payments to Financial Intermediaries.”

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Fund Direct Purchases

You also may open a shareholder account directly with the Funds. You can obtain a copy of the New Account Application by calling the Funds at 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business. You may invest in the following ways:

By Wire

To Open a New Account:

•	Complete a New Account Application and send it to:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

Overnight Address:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

333 South Wabash Avenue

Attn: Funds Center, Floor 38 Chicago, IL 60604

•	You must also call 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business to place an initial purchase via phone or provide an initial purchase Letter of Instruction.

•

Wire funds for your purchase. A wire will be considered made when the money is received and the purchase is accepted by the Funds. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Funds or the Transfer Agent. Wires must be received prior to 4:00 pm ET to receive the current day’s NAV.

•

Only the listed street address should be used for overnight delivery, and not the P.O. Box address. Please note that receipt by the US Post Office does not constitute delivery to or receipt by the Funds or the Transfer Agent.

To Add to an Existing Account:

•	Call 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business or provide a subsequent purchase Letter of Instruction.

•	Have your bank wire federal funds or effect an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

Northern Trust Account #5201682900

Shareholder Account #PAFT1056 (ex. PAFT10561234567)

Shareholder Name:

By Directed Reinvestment

Your dividend and capital gain distributions will be automatically reinvested unless you indicate otherwise on your application.

•	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

•	Reinvestments can only be directed to an existing Fund account.

Other Purchase Information

The Funds reserve the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your wire does not clear, you will be responsible for any loss incurred by a Fund. If you are already a Fund shareholder, the Fund reserves the right to redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred or money owed to the Fund. You also may be prohibited or restricted from making future purchases in the Funds.

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Lost Shareholders, Inactive Accounts, and Unclaimed Property

It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent at 1-866-260-9549 (toll free) or 312-557-5913 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

How to Redeem Shares

You may redeem all or part of your investment in a Fund on any day the NYSE is open, subject to certain restrictions described below. Redemption requests received by the Funds’ Transfer Agent or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective that day. Redemption requests received by the Funds’ Transfer Agent or a financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following Business Day.

The price you will receive when you redeem your shares will be the NAV next determined after the Funds receive your properly completed order to sell. You may receive proceeds from the sale by check, bank wire transfer, or direct deposit into your bank account and in certain cases, payment may be made in securities of a Fund as described in “Additional Information About Redemptions”. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. Redemption-in-kind proceeds are limited to securities that are traded on a public securities market or are limited to securities for which quoted bid and ask prices are available. They are distributed based on a weighted-average pro-rata basis of a Fund’s holdings to the redeeming shareholder. Each Fund typically expects that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time your redemption request is received. A financial intermediary may charge a transaction fee to redeem shares. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account. The Funds typically expect to hold cash or cash equivalents to meet redemption requests. A Fund also may use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit that may be used to meet redemption requests during stressed market conditions.

Redemptions Through a Financial Intermediary

If you purchased shares from a financial intermediary, you may sell (redeem) shares by contacting your financial intermediary.

Redeeming Directly from the Fund

If you purchased shares directly from the Funds and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

By Mail

•	Send a written request to:

Perpetual Americas Funds Trust

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c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

333 South Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

•	The redemption request must include:

1. The number of shares or the dollar amount to be redeemed;

2. The Fund account number; and

3. The signatures of all account owners signed in the exact name(s) and any special capacity in which they are registered.

•	A Medallion Signature Guarantee (see below) is required but may be waived in certain (limited) circumstances if:

1. The proceeds are to be sent elsewhere than the address of record, or

2. The redemption is requested in writing and the amount is greater than $100,000.

•

Only the listed street address should be used for overnight delivery, and not the P.O. Box address. Please note that receipt by the US Post Office does not constitute delivery to or receipt by the Funds or the Transfer Agent.

By Wire

If you authorized wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

•	Call the Transfer Agent at 866-260-9549 (toll free) or 312-557-5913 for instructions.

•	The minimum amount that may be redeemed by this method is $250.

By Telephone

Telephone privileges are automatically established on your account unless you indicate otherwise on your New Account Application.

•	Call 866-260-9549 (toll free) or 312-557-5913 to use the telephone privilege.

•	If your account is already opened and you wish to add the telephone privilege, send a written request to:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

333 South Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

•	The written request to add the telephone privilege must be signed by each owner of the account and must be accompanied by signature guarantees.

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•

Only the listed street address should be used for overnight delivery, and not the P.O. Box address. Please note that receipt by the US Post Office does not constitute delivery to or receipt by the Funds or the Transfer Agent.

Neither the Funds, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost, or expenses in acting on such telephone instructions. You will bear the risk of any such loss. The Funds, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions, and/or digitally recording telephone instructions. The Funds may terminate the telephone procedures at any time. During periods of extreme market activity, it is possible that you may encounter some difficulty in telephoning us. If you are unable to reach us by telephone, you may request a sale by mail.

Medallion Signature Guarantee

Some circumstances may require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing. The recognized medallion program is Securities Transfer Agent Medallion Program. SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THIS PROGRAM WILL NOT BE ACCEPTED. The Medallion Signature Guarantee must cover the amount of the requested transaction. There are several different guarantee amounts, so it is important to acquire a guarantee amount equal to or greater than the amount of the transaction. If the surety bond of the Medallion Guarantee is less than the transaction amount, your request may be rejected.

An original Medallion Signature Guarantee is generally required, but may be waived in certain (limited) circumstances if any of the following applies:

•	the redemption is requested in writing and the amount redeemed is greater than $100,000;

•

information on your investment application has been changed, including the name(s) or the address on your account or the name or address of a payee has been changed within 30 days of your redemption request;

•	proceeds or shares are being sent/transferred from a joint account to an individual’s account; or

•	proceeds are being sent via wire or ACH and bank instructions have been added or changed within 30 days of your redemption request.

If your written request is for redemption greater than $5 million, call 866-260-9549 (toll free) or 312-557-5913 for Medallion Signature Guarantee requirements.

Additional Information About Redemptions

The Funds typically expect that they will pay redemption proceeds by check or electronic transfer within seven (7) calendar days after receipt of a proper redemption request although proceeds normally are paid within three (3) Business Days. If you are redeeming shares that have been purchased via ACH, the Funds may hold redemption proceeds until the purchase amount has been collected, which may be as long as five (5) Business Days after purchase date. For shares recently purchased by check, redemption proceeds may not be available until the check has cleared which may take up to five (5) days for the date of purchase. To eliminate this delay, you may purchase shares of a Fund by wire. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the SEC, the Funds may suspend redemptions or postpone payment of redemption proceeds. The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in both regular and stressed market conditions.

At the discretion of the Funds or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

Generally, all redemptions will be for cash. However, if you redeem shares worth over the lesser of $250,000 or 1% of the NAV of a Fund, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund. Shareholders may incur brokerage charges on the sale of any securities distributed in lieu of cash and will bear market risk until the security is sold. If payment is made in securities, the Fund will value the securities selected

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in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders. A redemption of shares is generally a taxable event for shareholders, regardless of whether the redemption request is satisfied in cash or in kind. As with any security, a shareholder will also bear taxes on any capital gains from the sale of a security received in a redemption in kind.

Involuntary Redemptions of Your Shares

If your account balance drops below $100,000 in the case of Institutional Shares, $250 in the case of Advisor Shares, $250 in the case of Investor Shares, or $10,000,000 in the case of Class Z Shares because of redemptions you may be required to sell your shares. The Funds will provide you at least thirty (30) days’ written notice to give you sufficient time to add to your account and avoid the sale of your shares.

How to Exchange Shares

You may exchange your shares for the same share class of another Fund on any Business Day by contacting the Funds directly by mail or telephone by calling 1-866-260-9549 (toll free) or 312-557-5913. The exchange privilege may be changed or canceled at any time upon sixty (60) days’ written notice.

You may also exchange your shares of one class of a Fund for shares of another class of the same Fund, provided that you qualify as an eligible investor for the requested class at the time of the exchange. Investors are responsible for initiating an exchange request and all exchanges are subject to meeting any investment minimum or eligibility requirements. If you hold shares through a financial intermediary, your financial intermediary also may initiate an exchange between share classes in certain circumstances. You should consult your financial intermediary for details and read carefully any materials provided by the intermediary along with this prospectus. The Funds do not charge a fee for this privilege.

The Funds reserve the right to eliminate this exchange privilege at any time at its discretion and may refuse exchanges by any person or group if, in the Funds’ judgment, the Funds would potentially be adversely affected. Before making an exchange request, you should read the prospectus carefully, particularly since fees and expenses differ from one class to another. An exchange between classes of shares of the same Fund is generally not taxable for U.S. federal income tax purposes. However, investors generally will realize a taxable gain or loss when exchanging shares of a Fund for shares of another Fund. The Funds do not provide tax advice; you should consult your own tax advisor. If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds’ policy on excessive trading, see “Market Timing Policy” below.

Market Timing Policy

Each Fund is intended to be a long-term investment. Excessive purchases and redemptions of shares of a Fund in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term or efficient portfolio management strategies and increase the expenses of the Fund, to the detriment of long-term investors. Because each Fund invests its assets in non-U.S. securities, investors may seek to take advantage of time zone differences between the non-U.S. markets on which a Fund’s portfolio securities trade and the time at which the NAV is calculated. For example, a market-timer may purchase shares of a Fund based on events occurring after non-U.S. market closing prices are established but before the NAV calculation, that are likely to result in higher prices in non-U.S. markets the next day. The market-timer would then redeem the Fund’s shares the next day when a Fund’s share price would reflect the increased prices in non-U.S. markets, realizing a quick profit at the expense of long-term Fund shareholders.

Excessive short-term trading may: (1) require a Fund to sell securities in the Fund’s portfolio at inopportune times to fund redemption payments, (2) dilute the value of shares held by long-term shareholders, (3) cause a Fund to maintain a larger cash position than would otherwise be necessary, (4) increase brokerage commissions and related costs and expenses, and (5) generate additional tax liability. Accordingly, the Board of Trustees has adopted policies and procedures that seek to restrict market timing activity. Under these policies, the Funds periodically examine transactions that exceed monetary thresholds or numerical limits within certain time periods. If a Fund believes, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, a Fund may, with or without prior notice to the investor, reject further purchase or exchange orders from that investor, and disclaim responsibility for any consequential losses that the investor may incur related to the rejected purchases. Alternatively, the Funds may limit the amount, number, or frequency of any future purchases or exchanges and/or the method by which an investor may request future purchases and redemptions. A Fund’s response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Fund. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments, the Funds believes it is acting in a manner that is in the best interests of shareholders.

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Financial intermediaries may establish omnibus accounts with the Funds through which they place transactions for their customers. Omnibus accounts include multiple investors and typically provide the Funds with a net purchase or redemption. The identity of individual investors ordinarily is not known to or tracked by the Funds. The Funds will enter into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing.

The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. While the Funds may monitor transactions at the omnibus account level, the netting effect makes it more difficult to identify and eliminate market-timing activities in omnibus accounts. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with a Fund may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

Distribution Plans

The Funds have adopted a plan under Rule 12b-1 that authorizes Advisor Class and Investor Class shares to pay distribution fees. Fees under the plan will not exceed 0.10% for Advisor shares and 0.25% for Investor shares. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS

Fund Policy

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. Each Fund may distribute income dividends and capital gains more frequently, if necessary, to reduce or eliminate U.S. federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of a Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within five business days after the payable date.

Any undelivered checks or checks that are not cashed for six months may be deemed legally abandoned if an attempt to reach you to request a reissue of the check is not successful. The proceeds will then be escheated (transferred) to the appropriate state’s unclaimed property administration in accordance with statutory requirements.

TAXES

Distributions

The following information is provided to help you understand the U.S. federal income taxes you may have to pay on income dividends and capital gains distributions from a Fund, as well as on gains realized from your redemption of Fund shares. This discussion is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about U.S. federal, state or local, or non-U.S. tax consequences before making an investment in a Fund.

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, a Fund will not be subject to U.S. federal income taxes to the extent it timely distributes all of its net investment income and any net realized capital gains.

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For U.S. federal income tax purposes, distributions of net investment income are taxable generally as ordinary income although certain distributions of qualified dividend income paid to a non-corporate US shareholder may be subject to income tax at the applicable rate for long-term capital gain.

Distributions of net capital gains (that is, the excess of net realized gains from the sale of investments that a Fund owned for more than one year over the net realized losses from investments that a Fund owned for one year or less) that are properly reported by a Fund as capital gain dividends will generally be taxable as long-term capital gain regardless of how long you have held your shares in the Fund.

Distributions of net realized short-term capital gain (that is, the excess of net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain to a corporate shareholder is taxed at the same rate as ordinary income.

If you are a taxable investor and invest in a Fund shortly before it makes a distribution, some of your investment may be returned to you in the form of a taxable distribution. Fund distributions will reduce the NAV per share. Therefore, if you buy shares after a Fund has experienced appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is commonly known as “buying a dividend.”

Distributions from a Fund (both taxable income dividends and capital gains) are normally taxable to you as ordinary income or long-term capital gains, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax). Due to the nature of the investment strategies used, distributions by a Fund generally are expected to consist primarily of income dividends and net realized capital gains; however, the nature of a Fund’s distributions could vary in any given year.

Each Fund will mail to each shareholder after the close of the calendar year a U.S. Internal Revenue Service (“IRS”) Form 1099 setting forth the U.S. federal income tax status of distributions made during the year. Income dividends and capital gains distributions also may be subject to state and local taxes.

Selling Shares

Selling, redeeming or exchanging your shares may result in a realized capital gain or loss, which is generally subject to U.S. federal income tax. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. For individuals, any long-term capital gains you realize from selling, redeeming, or exchanging Fund shares currently are taxed at preferential income tax rates. Short-term capital gains are taxed at ordinary income tax rates. For shares acquired on or after January 1, 2012, each Fund (or relevant broker or financial adviser) is required to compute and report to the IRS and furnish to Fund shareholders cost basis information when such shares are sold, redeemed, or exchanged. Each Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your U.S. federal and state income tax returns. A Fund’s shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

Backup Withholding

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that: (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You also may be subject to withholding if the IRS instructs a Fund to withhold a portion of your distributions or proceeds. You should be aware that a Fund may be fined by the IRS for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, a Fund may make a corresponding charge against the account.

Tax Status for Retirement Plans and Other Tax-Advantaged Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-advantaged account, dividend and capital gain distributions generally are not subject to current U.S. federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should consult with your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

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Net Investment Income Tax

An additional 3.8% tax may be imposed on distributions you receive from a Fund and gains from selling, redeeming, or exchanging your Fund shares.

SHAREHOLDER REPORTS AND OTHER INFORMATION

The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Funds at 866-260-9549 (toll free) or 312-557-5913 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

FINANCIAL HIGHLIGHTS [**To be updated by amendment**]

The following Financial Highlights tables are intended to help you understand the financial performance of each class of shares of each Fund and their predecessor Funds, as applicable, for the past five fiscal years. Some of this information reflects financial information for a single Fund share. Financial information for the periods prior to October 30, 2023 represents the past financial information of the applicable Fund’s predecessor fund.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. The financial information for the fiscal year ended June 30, 2024 and period ended September 30, 2024, has been audited by [ ], [ ], the independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Form N-CSR filing. You can obtain the Form N-CSR filing, which contains more performance information, at no charge by calling 866-260-9549.

The financial information for the Funds’ fiscal years ended June 30, 2023 and prior were audited by the predecessor funds’ independent registered public accounting firm.

41

Perpetual Americas Funds Trust

Notice of Privacy Policy & Practices

I. SAFEGUARDING PRIVACY

We recognize and respect the privacy expectations of each of our investors and we believe the confidentiality and protection of investor information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Trust.

II. INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

•	Information we receive from you on applications or other forms (e.g. your name, address, date of birth, social security number and investment information);

•	Information about your transactions and experiences with us and our affiliates (e.g. your account balance, transaction history and investment selections); and

•	Information we obtain from third parties regarding their brokerage, investment advisory, custodial or other relationship with you (e.g. your account number, account balance and transaction history.

III. INFORMATION WE SHARE WITH SERVICE PROVIDERS

We may disclose all non-public personal information we collect, as described above, to companies (including affiliates) that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services provided they use the information solely for these purposes and they enter into confidentiality agreements regarding the information.

IV. INFORMATION WE MAY SHARE WITH AFFILIATES

If we have affiliates which are financial service providers that offer investment advisory, brokerage and other financial services, we may (subject to Board approval) share information among our affiliates to better assist you in achieving your financial goals.

V. SAFEGUARDING CUSTOMER INFORMATION

We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.

We will limit the collection and use of non-public customer information to the minimum necessary to deliver superior service to our customers which includes advising our customers about our products and services and to administer our business.

We will permit only authorized employees who are trained in the proper handling of non-public customer information to have access to that information.

We will not reveal non-public customer information to any external organization unless we have previously informed the customer in disclosures or agreements, have been authorized by the customer or are required by law or our regulators.

We value you as a customer and take your personal privacy seriously. We will inform you of our policies for collecting, using, securing and sharing nonpublic personal information the first time we do business and, except as described below, every year that you are a customer of the Trust, or anytime we make a material change to our privacy policy.

42

We may combine a privacy notice with another document (for example, an account statement, annual report, prospectus, trade confirmation) or may deliver the notice electronically where appropriate consent has been obtained. We generally will not deliver an annual notice as long as (i) we disclose non-public personal information only as described above policy, and (ii) we have not changed our policies and practices with regard to disclosing non-public personal information from the policies and practices that were disclosed in the most recent disclosure sent to consumers pursuant to this policy.

Investment Subadviser

Trillium Asset Management, LLC

1 Congress Street, Suite 3101

Boston, Massachusetts 02114

Investment Adviser

Perpetual Americas Funds Services

1 Congress Street, Suite 3101

Boston, Massachusetts 02114

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

[ ]

[ ]

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199

Distributor

Perpetual Americas Funds Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call 866-260-9549 (toll free) or 312-557-5913

To Learn More

Several additional sources of information are available to you. The Statement of Additional Information (“SAI”), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Additional information about a Fund’s investments is available in the Trust’s annual and semi-annual report to shareholders and in Form N-CSR. In a Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find a Fund’s annual and semi-annual financial statements.

Call the Funds at 866-260-9549 (toll free) or 312-557-5913 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the Funds are open for business to request free copies of the SAI and the Trust’s annual and semi-annual reports, to request other information about the Funds, such as Fund financial statements, and to make shareholder inquiries. You may also visit the Funds on the web at www.trilliuminvest.com/documents-disclosures to obtain free copies of the Trust’s SAI and annual and semi-annual reports, or write to the Trust at:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

You may obtain reports and other information about the Funds on the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File Number: 811-23615

43

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state or jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION

Dated November 29, 2024

TSW CORE PLUS BOND FUND

Institutional Shares (TSWFX)

Advisor Shares (Not currently offered)

Investor Shares (Not currently offered)

Class Z Shares (Not currently offered)

TSW EMERGING MARKETS FUND

Institutional Shares (TSWMX)

Advisor Shares (Not currently offered)

Investor Shares (Not currently offered)

Class Z Shares (Not currently offered)

TSW HIGH YIELD BOND FUND

Institutional Shares (TSWHX)

Advisor Shares (Not currently offered)

Investor Shares (Not currently offered)

Class Z Shares (Not currently offered)

TSW LARGE CAP VALUE FUND

Institutional Shares (TSWEX)

Advisor Shares (Not currently offered)

Investor Shares (Not currently offered)

Class Z Shares (Not currently offered)

PROSPECTUS DATED [  ], 2024

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

2

FUND SUMMARY

TSW Core Plus Bond Fund

Investment Objective

The investment objective of the TSW Core Plus Bond Fund (the “Fund”) is to seek strong, risk-adjusted total return over a market cycle.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.40	]%	[0.40	]%	[0.40	]%	[0.40	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%
Fee Waivers and Reimbursements[1]	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[	]%	[	]%	[	]%	[	]%

[1]

The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [  ]%, [  ]%, [  ]%, and [  ]% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees (the “Board”) at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1-year example and for the first year of the 3-, 5- and 10-year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

3

	1 year			3 years			5 years			10 years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rates excludes securities received or delivered from in-kind fund share transactions. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses above, can adversely affect the Fund’s investment performance. During the period May 14, 2024 (commencement of operations) through the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a combination of investment grade fixed income securities and high yield fixed income securities (also known as “junk bonds”). In maintaining the “core” portion of its portfolio, the Fund will ordinarily invest at least 65% of its net assets in bonds, notes, and other debt instruments, primarily corporate bonds, U.S. treasury obligations, including Treasury Inflation Protected Securities (“TIPS”), and other U.S. Government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities that are rated “investment grade” by at least one nationally recognized statistical rating organization or determined to be of a similar quality by Thompson, Siegel & Walmsley LLC (“TSW” or the “Subadviser”). The Fund may invest in fixed and floating rate loans of any kind (including, among others, bank loans, assignments, participations, delayed funding loans and revolving credit facilities). Under normal circumstances, the Fund will support the “plus” component of its portfolio by investing up to 20% of its net assets in fixed-income securities that are below “investment grade” (otherwise known as junk bonds). The Fund expects to invest primarily in securities denominated in U.S. dollars and may invest in companies of any size, including small- and mid-capitalization companies.

In structuring the Fund, the portfolio manager seeks to achieve strong risk-adjusted return (i.e., seeking to earn an appropriate level of yield in relation to the level of risk taken) over a full market cycle (approximately three years). To achieve this, he begins by establishing broad parameters for positioning the overall portfolio based on an assessment of macro-economic variables, which might typically include: (i) current economic conditions and trends; (ii) the Federal Reserve Board’s management of monetary policy; (iii) inflation expectations; (iv) government and private credit demands; and (v) global market conditions. In constructing the portfolio, he will also consider factors such as duration (a measure used to determine the sensitivity of a bond’s price to changes in interest rates), yield curve (a visual representation of interest rates on bonds at different maturities) and sector weightings. In addition to this, the portfolio manager will formulate an outlook for the direction of interest rates and adjust the average maturity and/or duration of the Fund accordingly. In selecting individual securities within the framework of this top-down portfolio positioning, the portfolio manager will normally seek to maintain an average portfolio duration within 20% above or below that of its benchmark, the Bloomberg U.S. Aggregate Bond Index (i.e., between approximately 5 years and 7.5 years, based on the index’s effective duration of 6.24 years as of December 29, 2023).

In addition to an interest rate outlook, the portfolio manager will typically shift emphasis among sectors, credit qualities and coupons based on an analysis of relative value and interest rate spreads. Within this analysis, the portfolio manager will seek to ensure that an investment’s liquidity is commensurate with its anticipated yield, with a particular focus on investments that have an anticipated yield higher than that of similar securities of comparable liquidity. The Fund invests in a variety of types of fixed income securities, though the majority of holdings ordinarily consist of corporate debt. In addition to the securities listed above, the Fund’s range of debt instruments includes municipal debt and other instruments that have debt-like characteristics as well as convertible bonds (including contingent convertible bonds also known as “CoCos”). A contingent convertible bond is a hybrid debt security either convertible into equity at a predetermined share price or written down in value based on the specific terms of the individual security if

4

a pre-specified trigger event occurs (the “Trigger Event”), such as a decline in the issuer’s capital below a specified threshold or increase in the issuer’s risk-weighted assets. Unlike traditional convertible securities, the conversion of a contingent convertible security from debt to equity is “contingent” and will occur only in the case of a Trigger Event. The Fund expects to invest in preferred stock, which it considers similar to debt instruments (including for purposes of the 80% test above).

The Fund may invest in securities that are issued through private offerings without registration with the Securities and Exchange Commission under the Securities Act. Accordingly, the Fund may invest in securities that are only offered and sold to “qualified institutional buyers”, pursuant to Rule 144A under the Securities Act, as such securities are prevalent in the high yield bond market. The Fund may also gain some of its exposure to debt through other debt instruments, e.g., through exchange-traded funds (“ETFs”).

The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the to-be-announced (“TBA”) market and those in a dollar roll transaction.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Credit Risk. An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Your investment will decline in value if the value of the Fund’s investments decreases. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute in the current market environment because the Federal Reserve Board recently raised rates and may continue to do so.

Active Management Risk. Thompson, Siegel & Walmsley LLC’s (“TSW’s”) dependence on a quantitative strategy or judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

5

Loan-Related Investments Risk. In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Bank loans are generally less liquid than many other debt securities. Transactions in bank loans may settle on a delayed basis (and in certain cases may take longer than seven days to settle), such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, the proceeds related to the sale of bank loans may not be available to make additional investments or to meet the Fund’s redemption obligations until a substantial period after the sale of the loans.

Mortgage-backed Securities Risk. In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity, inflation and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

High Yield (“Junk Bond”) Investments Risk. Below investment grade fixed income securities, also known as “junk bonds,” are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy. The Fund typically treats unrated bonds as presenting comparable risks as those rated below investment grade (and TSW typically treats them as such for purposes of investment restrictions).

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Limited History of Operations. The Fund is a newly organized, diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

ETF Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.

6

Convertible Securities Risk. Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Certain “triggering events” may cause the Fund to lose the principal amount invested in a contingent convertible security and coupon payments on contingent convertible securities may be discretionary and cancelled by the issuer. Due to these factors, the value of contingent convertible securities is unpredictable, and holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

Portfolio Turnover Risk. The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if TSW determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within TSW’s control. These transactions will increase the Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to the Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk. When-issued, delayed delivery, TBA and forward commitment transactions involve the risk that the security a Fund buys will lose value prior to its delivery. These transactions may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing a Fund to be more volatile. The use of leverage may increase expenses and increase the impact of a Fund’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. The purchaser of TBA securities generally is subject to increased market risk and interest rate risk because the delivered securities may be less favorable than anticipated by the purchaser.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Performance Information

Performance information for the Fund will be available after the Fund completes a full calendar year of operations.

Portfolio Management

Investment Advisers

Thompson, Siegel & Walmsley LLC (“TSW” or the “Subadviser”) is the Fund’s subadviser, subject to supervision by the Board and the Adviser.1

Portfolio Manager

William M. Bellamy, CFA

Portfolio Manager

TSW Core Plus Bond Fund

Length of Service: Since 2024 (inception)

[1]

The Fund’s investment adviser is Perpetual Americas Funds Services (“PAFS”), which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

7

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

TSW Core Plus Bond Fund

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

8

FUND SUMMARY

TSW Emerging Markets Fund

Investment Objective

The investment objective of the TSW Emerging Markets Fund (the “Fund”) is to maximize long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.80	]%	[0.80	]%	[0.80	]%	[0.80	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%
Fee Waivers and Reimbursements[1]	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[	]%	[	]%	[	]%	[	]%

[1]

The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [  ]%, [  ]%, [  ]%, and [  ]% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees (the “Board”) at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1-year example and for the first year of the 3-, 5- and 10-year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year			3 years			5 years			10 years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

9

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that are located in emerging market countries, including frontier markets. The Fund’s investments in equity securities can include common and preferred stocks, as well as rights and warrants to subscribe to common stock or other equity securities. The Fund obtains its exposure to equity securities either directly or indirectly, including through depositary receipts or participatory notes. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index and other countries with similar emerging or frontier market characteristics, (for example, relatively low gross national product per capita compared to the world’s major economies).

The Fund utilizes a bottom-up, business-focused approach based on study of individual companies and their competitive dynamics of the industries in which they participate. The portfolio manager strives to identify companies whose shares are underpriced relative to their intrinsic value. The portfolio is managed with reference to the MSCI Emerging Markets Index as to country allocation, but the Fund is not benchmark constrained. The portfolio manager intends, under normal circumstances, to have approximately 40-80 equity securities in the Fund’s portfolio.

Pursuant to a value investing philosophy, the Fund seeks to invest in securities that the portfolio manager believes provide a discount or “margin of safety” between a security’s price and what the portfolio manager believes to be the true value of the underlying business (which is sometimes referred to as “intrinsic value”). In order to first narrow the Fund’s investment universe, the portfolio manager uses quantitative tools linked to a variety of relative value assessments (including cash flow, earnings and share price). Next, the portfolio manager combines fundamental research and qualitative analysis to make individual security selections. Within the investment universe the portfolio manager seeks to invest in companies with attractive risk-reward profiles. The portfolio manager considers these to be companies that he identifies as being both undervalued and having attractive fundamentals (such as revenues, earnings, or management). The portfolio manager also analyzes country-specific factors such as geopolitical risk and its potential impact on expected returns.

The Fund may invest in unaffiliated investment companies, including exchange-traded funds, and may also invest a portion of its assets in real estate investment trusts (“REITs”). The Fund typically does not engage in active hedging of currency but retains flexibility to do so depending on market performance.

The Fund may invest a significant portion of its assets in investments located in one country or a small number of countries. The Fund’s benchmark index currently includes substantial exposure to China. These countries may change from time to time.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on emerging market stocks. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities.

10

Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Currency Risk. Investments in non-U.S. countries are also subject to currency risk. As the Fund’s investments in non-U.S. securities are generally denominated in non-U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

ETF Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

China Risk. To the extent a Fund invests in securities of Chinese issuers, it may be subject to certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on non-U.S. ownership, variable interest entities risks, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT investments.

Active Management Risk. Thompson, Siegel & Walmsley LLC’s (“TSW’s”) judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, evaluation of an issuer’s corporate governance practices, risk assessments, and/or the outlook on market trends and opportunities.

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Geographic Focus Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund focuses its assets in a particular country or region, the Fund is more vulnerable to financial, economic, or other political developments in that country or region as compared to a fund that does not focus on holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.

11

Investment Company Risk. If the Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

Participatory Notes Risk. P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain non-U.S. exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.

Limited History of Operations. The Fund is a newly organized, diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Total Returns – Institutional Shares for year ended December 31*

[CHART]

Best quarter: [  ]

Worst quarter: [  ]

12

Average Annual Total Returns – for the Periods Ended December 31, 2024

	1 Year		Since Inception^
Institutional Shares – Before Taxes	[	]%	[	]%
Institutional Shares – After Taxes on Distributions	[	]%	[	]%
Institutional Shares – After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%
MSCI Emerging Markets Index (reflects no deductions for fees or expenses)*	[	]%	[	]%

^	The Institutional Shares of the Fund commenced operations on December 21, 2021.
*	Index returns shown are net of withholding taxes.

Portfolio Management

Investment Advisers

Thompson, Siegel & Walmsley LLC (“TSW” or the “Subadviser”) is the Fund’s subadviser, subject to supervision by the Board and the Adviser1.

Portfolio Manager

Elliott W. Jones, CFA

Portfolio Manager

Length of Service: Since 2021 (inception)

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

TSW Emerging Markets Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

[1]

The Fund’s investment adviser is Perpetual Americas Funds Services (“PAFS”), which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

13

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

14

FUND SUMMARY

TSW High Yield Bond Fund

Investment Objective

The primary investment objective of the TSW High Yield Bond Fund (the “Fund”) is to seek high current income with a secondary focus on capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.50	]%	[0.50	]%	[0.50	]%	[0.50	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses	[	]%	[	]%	[	]%	[	]%
Acquired Fund Fees and Expenses[1]	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%
Fee Waivers and Reimbursements[2]	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[	]%	[	]%	[	]%	[	]%

[1]	Expenses associated with investments in underlying investment companies are excluded from the contractual expense limitation.
[2]

The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [ ]%, [ ]%, [ ]%, and [ ]% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees (the “Board”) at any time and will terminate automatically upon termination of the Investment Advisory Agreement. Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements may exceed [ ]%, [ ]%, [ ]%, and [ ]% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, due to certain excluded expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1-year example and for the first year of the 3-, 5- and 10-year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

15

	1 year			3 years			5 years			10 years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ] % of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield fixed income securities, also known as “junk bonds” (higher risk, lower rated fixed income securities rated BB or below by at least one nationally recognized statistical rating organization (“NRSRO”) or determined to be of a similar quality by TSW). Under normal circumstances, the Fund will not invest more than 20% of its net assets in debt instruments that, at the time of purchase, are rated CCC or below by at least one NRSRO or determined to be of a similar quality by TSW.

The Fund’s fixed income securities include primarily corporate debt. The Fund, from time to time, will make opportunistic investments in other fixed income securities such as convertible bonds, preferred securities, loans (senior floating rate loans as well as other secured and unsecured loans) and loan participations. The Fund retains flexibility to seek temporary, indirect exposure (e.g., through pooled investment vehicles) to fixed income securities, such as when managing inflows into the Fund. The Fund expects to invest primarily in securities denominated in U.S. dollars and may invest in companies of any size, including small-and mid-capitalization companies. The Fund’s portfolio is expected to have a weighted average duration of between three and seven years under normal conditions.

The portfolio manager follows a disciplined, bottom-up research process that focuses on analyzing individual issuers. This process aims to identify securities showing stable or improving credit metrics that offer strong relative value in the context of the high yield market. The portfolio manager evaluates quantitative as well as qualitative factors in his fundamental analysis. While the investment process does not impose a top-down allocation to countries or sectors, the portfolio manager attempts to reduce risk through diversification and credit analysis as well as by considering the sector allocations of the Fund’s benchmark.

The Fund may invest in securities that are issued through private offerings without registration with the Securities and Exchange Commission under the Securities Act. Accordingly, the Fund expects to invest a significant portion of its assets in securities that are only offered and sold to “qualified institutional buyers”, pursuant to Rule 144A under the Securities Act, as such securities are prevalent in the high yield bond market.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Credit Risk. An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

16

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Your investment will decline in value if the value of the Fund’s investments decreases. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute in the current market environment because the Federal Reserve Board recently raised rates and may continue to do so.

Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain.

High Yield (“Junk Bond”) Investments Risk. Below investment grade fixed income securities, also known as “junk bonds,” are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities.

Loan-Related Investments Risk. In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

Limited History of Operations. The Fund is a newly organized, diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Active Management Risk. Thompson, Siegel & Walmsley LLC’s (“TSW’s”) judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, evaluation of an issuer’s corporate governance practices, risk assessments, and/or the outlook on market trends and opportunities.

ETF Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Investment Company Risk. If the Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

17

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Total Returns – Institutional Shares for year ended December 31*

[CHART]

Best quarter: [  ]

Worst quarter: [  ]

Average Annual Total Returns – for the Periods Ended December 31, 2024

	1 Year		Since Inception^
Institutional Shares – Before Taxes	[	] %	[	] %
Institutional Shares – After Taxes on Distributions	[	] %	[	] %
	[	] %	[	] %
Institutional Shares – After Taxes on Distributions and Sale of Fund Shares	[	] %	[	] %
ICE BofA U.S. High Yield Constrained Index (reflects no deductions for fees or expenses)*	[	] %	[	] %
Bloomberg U.S. Aggregate Index (reflects no deductions for fees or expenses)**	[	] %	[	] %

^	The Institutional Shares of the Fund commenced operations on October 26, 2021.
*	Index returns shown are net of withholding taxes.
**

Effective September 30, 2024 the Fund compares its performance to the Bloomberg U.S. Aggregate Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests. Index returns shown are net of withholding taxes.

18

Portfolio Management

Investment Advisers

Thompson, Siegel & Walmsley LLC (“TSW” or the “Subadviser”) is the Fund’s subadviser, subject to supervision by the Board and the Adviser1.

Portfolio Manager

William M. Bellamy, CFA

Portfolio Manager

Length of Service: Since 2021 (inception)

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

TSW High Yield Bond Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

[1]

The Fund’s investment adviser is Perpetual Americas Funds Services (“PAFS”), which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

19

FUND SUMMARY

TSW Large Cap Value Fund

Investment Objective

The TSW Large Cap Value Fund (the “Fund”) seeks maximum long-term total return, consistent with reasonable risk to principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None		None		None		None
Redemption Fee	None		None		None		None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.58	]%	[0.58	]%	[0.58	]%	[0.58	]%
Distribution (Rule 12b-1) Fees	None		[0.10	]%	[0.25	]%	None
Other Expenses	[	] %	[	] %	[	] %	[	] %
Acquired Fund Fees and Expenses[1]	[	] %	[	] %	[	] %	[	] %
Total Annual Fund Operating Expenses[2]	[	] %	[	] %	[	] %	[	] %

[1]	Expenses associated with investments in underlying investment companies are excluded from the contractual expense limitation.
[2]

The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed [ ] %, [ ] %, [ ] % and [ ] % for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees (the “Board”) at any time and will terminate automatically upon termination of the Investment Advisory Agreement. Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements may exceed [ ] %, [ ] %, [ ] % and [ ] % for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, due to certain excluded expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1-year example and for the first year of the 3-, 5- and 10-year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

20

	1 year			3 years			5 years			10 years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]
Advisor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Investor Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rates excludes securities received or delivered from in-kind fund share transactions. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses above, can adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ] % of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value companies” with large market capitalizations. The Fund considers a company’s market capitalization to be large if it equals or exceeds that of the smallest company in the Russell 1000® Index (approximately $7 billion as of the most recent annual reconstitution). The Fund will invest primarily in a diversified portfolio of common stocks. Although the Fund will primarily draw its holdings from larger, more seasoned or established companies, it may also invest in companies of varying size as measured by assets, sales or market capitalization. The Fund only purchases securities listed on a U.S. stock exchange and may invest up to 20% of its total assets in American Depositary Receipts (“ADRs”).

The Fund utilizes a bottom-up, business-focused approach based on study of individual companies and the competitive dynamics of their respective industries. The Fund defines a “value company” as an issuer of securities that the portfolio managers believe provide a discount between their market price and what the portfolio managers believe to be the true value of the underlying business (which is sometimes referred to as “intrinsic value”). The portfolio managers intend, under normal circumstances, to have approximately 30-50 equity securities in the Fund’s portfolio.

In seeking to identify value companies, the portfolio managers first narrow the investment universe using quantitative tools linked to a variety of relative value assessments (including cash flow, earnings and share price). The portfolio managers then combine fundamental research and qualitative analysis to make individual security selections. The portfolio managers seek to invest in the best risk-reward candidates within the universe, companies that they believe remain undervalued despite having attractive fundamentals. As part of the investment process, the portfolio managers typically assess factors such as a company’s future cash flows, catalysts that may reduce the gap between share price and intrinsic value within the next several years, and other potential impacts on expected returns.

The Fund may invest in real estate investment trusts (“REITs”). Although the Fund did not invest significantly in derivatives instruments as of the most recent fiscal year end, it may do so at any time.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risks of investing in the Fund (in alphabetical order after the first five risks) are:

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

21

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities.

Derivatives Risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

Long-Term Investment Strategy Risk. The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio.

Active Management Risk. Thompson, Siegel & Walmsley LLC (“TSW’s”) judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, evaluation of an issuer’s corporate governance practices, risk assessments, and/or the outlook on market trends and opportunities.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT investments.

Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

22

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. For periods prior to the reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Total Returns – Institutional Shares for year ended December 31*

[CHART]

Best quarter: [ ]

Worst quarter: [ ]

Average Annual Total Returns for the Periods Ended December 31, 2024

	1 Year		5 Years		10 Years		Since Inception
Institutional Shares – Before Taxes	[	] %	[	] %	[	] %	[	] %
Institutional Shares – After Taxes on Distributions	[	] %	[	] %	[	] %	[	] %
Institutional Shares – After Taxes on Distributions and Sale of Fund Shares	[	] %	[	] %	[	] %	[	] %
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	[	] %	[	] %	[	] %	[	] %
Russell 1000® Index* (reflects no deduction for fees, expenses or taxes)	[	] %	[	] %	[	] %	[	] %

*

Effective September 30, 2024 the Fund compares its performance to the Russell 1000® Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests. Index returns shown are net of withholding taxes.

Portfolio Management

Investment Advisers

Thompson, Siegel & Walmsley LLC (“TSW” or the “Subadviser”) is the Fund’s subadviser, subject to supervision by the Board and the Adviser.1

Portfolio Managers

Bryan F. Durand, CFA Co-Portfolio Manager, Research Analyst Length of Service: Since 2019*	Brett P. Hawkins, CFA Lead Portfolio Manager, Chief Investment Officer Length of Service: Since 2015*

*	Each Portfolio Manager served as portfolio manager of the Fund’s predecessor, which reorganized into the Perpetual Americas Funds Trust (the “Trust”) on December 6, 2021.

[1]

The Fund’s investment adviser is Perpetual Americas Funds Services (“PAFS”), which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

23

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z
$100,000	No minimum	No minimum	$10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

TSW Large Cap Value Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

24

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUNDS

Principal Investments and Strategies of Each Fund

TSW Core Plus Bond Fund

Investment Objective: The investment objective of the TSW Core Plus Bond Fund (the “Fund”) is to seek strong, risk-adjusted total return over a market cycle.

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a combination of investment grade fixed income securities and high yield fixed income securities (also known as “junk bonds”). In maintaining the “core” portion of its portfolio, the Fund will ordinarily invest at least 65% of its net assets in bonds, notes, and other debt instruments, primarily corporate bonds, U.S. treasury obligations, including Treasury Inflation Protected Securities (“TIPS”), and other U.S. Government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities that are rated “investment grade” by at least one nationally recognized statistical rating organization or determined to be of a similar quality by Thompson, Siegel & Walmsley LLC (“TSW” or the “Subadviser”). The Fund may invest in fixed and floating rate loans of any kind (including, among others, bank loans, assignments, participations, delayed funding loans and revolving credit facilities). Under normal circumstances, the Fund will support the “plus” component of its portfolio by investing up to 20% of its net assets in fixed-income securities that are below “investment grade” (otherwise known as junk bonds). The Fund expects to invest primarily in securities denominated in U.S. dollars and may invest in companies of any size, including small- and mid-capitalization companies.

In structuring the Fund, the portfolio manager seeks to achieve strong risk-adjusted return (i.e., seeking to earn an appropriate level of yield in relation to the level of risk taken) over a full market cycle (approximately three years). To achieve this, he begins by establishing broad parameters for positioning the overall portfolio based on an assessment of macro-economic variables, which might typically include: (i) current economic conditions and trends; (ii) the Federal Reserve Board’s management of monetary policy; (iii) inflation expectations; (iv) government and private credit demands; and (v) global market conditions. In constructing the portfolio, he will also consider factors such as duration (a measure used to determine the sensitivity of a bond’s price to changes in interest rates), yield curve (a visual representation of interest rates on bonds at different maturities) and sector weightings. In addition to this, the portfolio manager will formulate an outlook for the direction of interest rates and adjust the average maturity and/or duration of the Fund accordingly. In selecting individual securities within the framework of this top-down portfolio positioning, the portfolio manager will normally seek to maintain an average portfolio duration within 20% above or below that of its benchmark, the Bloomberg U.S. Aggregate Bond Index (i.e., between approximately 5 years and 7.5 years, based on the index’s effective duration of 6.24 years as of December 29, 2023).

In addition to an interest rate outlook, the portfolio manager will typically shift emphasis among sectors, credit qualities and coupons based on an analysis of relative value and interest rate spreads. Within this analysis, the portfolio manager will seek to ensure that an investment’s liquidity is commensurate with its anticipated yield, with a particular focus on investments that have an anticipated yield higher than that of similar securities of comparable liquidity.

The Fund invests in a variety of types of fixed income securities, though the majority of holdings ordinarily consist of corporate debt. In addition to the securities listed above, the Fund’s range of debt instruments includes municipal debt and other instruments that have debt-like characteristics as well as convertible bonds (including contingent convertible bonds also known as “CoCos”). A contingent convertible bond is a hybrid debt security either convertible into equity at a predetermined share price or written down in value based on the specific terms of the individual security if a pre-specified trigger event occurs (the “Trigger Event”), such as a decline in the issuer’s capital below a specified threshold or increase in the issuer’s risk-weighted assets. Unlike traditional convertible securities, the conversion of a contingent convertible security from debt to equity is “contingent” and will occur only in the case of a Trigger Event. The Fund expects to invest in preferred stock, which it considers similar to debt instruments (including for purposes of the 80% test above).

The Fund may invest in securities that are issued through private offerings without registration with the Securities and Exchange Commission under the Securities Act. Accordingly, the Fund may invest in securities that are only offered and sold to “qualified institutional buyers”, pursuant to Rule 144A under the Securities Act, as such securities are prevalent in the high yield bond market. The Fund may also gain some of its exposure to debt through other debt instruments, e.g., through exchange-traded funds (“ETFs”).

25

The portfolio manager may consider selling a security to (i) manage overall portfolio risk (including the balance between “core” and “plus”), (ii) achieve an attractive total return, (iii) respond to a negative change in a company’s risk/return profile or (iv) take advantage of more favorable risk-adjusted opportunities.

The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the to-be-announced (“TBA”) market and those in a dollar roll transaction.

TSW Emerging Markets Fund

Investment Objective: The investment objective of the Fund is to maximize long-term capital appreciation.

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that are located in emerging market countries, including frontier markets. The Fund’s investments in equity securities can include common and preferred stocks, as well as rights and warrants to subscribe to common stock or other equity securities. The Fund obtains its exposure to equity securities either directly or indirectly, including through depositary receipts or participatory notes. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index and other countries with similar emerging or frontier market characteristics, (for example, relatively low gross national product per capita compared to the world’s major economies).

The Fund utilizes a bottom-up, business-focused approach based on study of individual companies and their competitive dynamics of the industries in which they participate. The portfolio manager strives to identify companies whose shares are underpriced relative to their intrinsic value. The portfolio is managed with reference to the MSCI Emerging Markets Index as to country allocation, but the Fund is not benchmark constrained. The portfolio manager intends, under normal circumstances, to have approximately 40-80 equity securities in the Fund’s portfolio.

Pursuant to a value investing philosophy, the Fund seeks to invest in securities that the portfolio manager believes provide a discount or “margin of safety” between a security’s price and what the portfolio manager believes to be the true value of the underlying business (which is sometimes referred to as “intrinsic value”). In order to first narrow the Fund’s investment universe, the portfolio manager uses quantitative tools linked to a variety of relative value assessments (including cash flow, earnings and share price). Next, the portfolio manager combines fundamental research and qualitative analysis to make individual security selections. Within the investment universe, the portfolio manager seeks to invest in companies with attractive risk-reward profiles. The portfolio manager considers these to be companies that he identifies as being both undervalued and having attractive fundamentals (such as revenues, earnings, or management). The portfolio manager also analyzes country-specific factors such as geopolitical risk and its potential impact on expected returns.

The Fund may consider selling a security if the portfolio manager believes that (a) it has reached or exceeded its intrinsic value, (b) if there is an actual or potential deterioration in the company’s underlying business or in the risk/reward profile of investing in the company, or (c) if there is a material deterioration in the financial conditions affecting the country or countries to which the company s exposed. The Fund may also consider selling if the portfolio manager identifies a security that he believes offers a better investment opportunity.

The Fund may invest in unaffiliated investment companies, including exchange-traded funds, and may also invest a portion of its assets in real estate investment trusts (“REITs”). The Fund typically does not engage in active hedging of currency but retains flexibility to do so depending on market performance.

The Fund may invest a significant portion of its assets in investments located in one country or a small number of countries. The Fund’s benchmark index currently includes substantial exposure to China. These countries may change from time to time.

TSW High Yield Bond Fund

Investment Objective: The primary investment objective of the Fund is to seek high current income with a secondary focus on capital appreciation.

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield fixed income securities, also known as “junk bonds” (higher risk, lower rated fixed income securities rated BB or below by at least one nationally recognized statistical rating organization (“NRSRO”) or determined to be of a similar quality by TSW). Under normal circumstances, the Fund will not invest more than 20% of its net assets in debt instruments that, at the time of purchase, are rated CCC or below by at least one NRSRO or determined to be of a similar quality by TSW.

26

The Fund’s fixed income securities include primarily corporate debt. The Fund, from time to time, will make opportunistic investments in other fixed income securities such as convertible bonds, preferred securities, loans (senior floating rate loans as well as other secured and unsecured loans) and loan participations. The Fund retains flexibility to seek temporary, indirect exposure (e.g., through pooled investment vehicles) to fixed income securities, such as when managing inflows into the Fund. The Fund expects to invest primarily in securities denominated in U.S. dollars and may invest in companies of any size, including small- and mid-capitalization companies. The Fund’s portfolio is expected to have a weighted average duration of between three and seven years under normal conditions.

The portfolio manager follows a disciplined, bottom-up research process that focuses on analyzing individual issuers. This process aims to identify securities showing stable or improving credit metrics that offer strong relative value in the context of the high yield market. The portfolio manager evaluates quantitative as well as qualitative factors in his fundamental analysis. Quantitative factors may include asset/interest coverage, leverage, financial flexibility, and cash-flow. Qualitative factors may include industry attractiveness, competitive positioning, and management’s transparency and philosophy toward bondholders. While the investment process does not impose a top-down allocation to countries or sectors, the portfolio manager attempts to reduce risk through diversification and credit analysis as well as by considering the sector allocations of the Fund’s benchmark.

The portfolio manager may consider selling a security to (i) manage overall portfolio risk, (ii) achieve an attractive total return, (iii) respond to a negative change in a company’s risk/return profile or (iv) take advantage of more favorable risk-adjusted opportunities.

The Fund may invest in securities that are issued through private offerings without registration with the Securities and Exchange Commission under the Securities Act. Accordingly, the Fund expects to invest a significant portion of its assets in securities that are only offered and sold to “qualified institutional buyers”, pursuant to Rule 144A under the Securities Act, as such securities are prevalent in the high yield bond market.

TSW Large Cap Value Fund

Investment Objective: The Fund seeks maximum long-term total return, consistent with reasonable risk to principal.

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value companies” with large market capitalizations. The Fund considers a company’s market capitalization to be large if it equals or exceeds that of the smallest company in the Russell 1000® Index (approximately $7 billion as of the most recent annual reconstitution). The Fund will invest primarily in a diversified portfolio of common stocks. Although the Fund will primarily draw its holdings from larger, more seasoned or established companies, it may also invest in companies of varying size as measured by assets, sales or market capitalization. The Fund only purchases securities listed on a U.S. stock exchange and may invest up to 20% of its total assets in American Depositary Receipts (“ADRs”), which are certificates evidencing ownership of shares of a non-U.S. issuer that are issued by depositary banks and traded on U.S. exchanges.

The Fund utilizes a bottom-up, business-focused approach based on study of individual companies and the competitive dynamics of their respective industries. The Fund defines a “value company” as an issuer of securities that the portfolio managers believe provide a discount between their market price and what the portfolio managers believe to be the true value of the underlying business (which is sometimes referred to as “intrinsic value”). The portfolio managers intend, under normal circumstances, to have approximately 30-50 equity securities in the Fund’s portfolio.

In seeking to identify value companies, the portfolio managers first narrow the investment universe using quantitative tools linked to a variety of relative value assessments (including cash flow, earnings and share price). The portfolio managers then combine fundamental research and qualitative analysis to make individual security selections. The portfolio managers seek to invest in the best risk-reward candidates within the universe, companies that they believe remain undervalued despite having attractive fundamentals. As part of the investment process, the portfolio managers typically assess factors such as a company’s future cash flows, catalysts that may reduce the gap between share price and intrinsic value within the next several years, and other potential impacts on expected returns.

The portfolio managers may consider selling a security if (i) there is a change in the company’s risk/return profile, (ii) the portfolio managers believe that the company’s catalyst(s) to close its price to value gap are achieved or are no longer valid, (iii) the company’s earnings are significantly below market expectations or there is a significant downward revision to the company’s estimated earnings, (iv) to manage overall portfolio risk, or (v) the portfolio managers identify a more attractive investment opportunity. Consistent with the Fund’s rigorous investment selection process, the portfolio managers may determine to delay reinvestment of sale proceeds or other available cash, instead holding positions in cash and cash equivalents, including money market funds, potentially to a material degree relative to the net assets of the Fund, while examining and awaiting available investment opportunities.

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The Fund may invest in real estate investment trusts (“REITs”). Although the Fund did not invest significantly in derivatives instruments as of the most recent fiscal year end, it may do so at any time.

More Information about Investment Strategies Related to the Funds

In addition to the investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies, and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of a Fund, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective or its other investment policies. If a Fund invests in this manner, it may not achieve its investment objective.

In addition to its principal investment strategies, a Fund may use the investment strategies described below. A Fund may also employ investment practices that this prospectus does not describe, such as participating in repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning these and the Funds’ other investment practices and their risks, you should read the SAI.

Temporary Defensive Strategies. The Funds seek to remain fully invested in accordance with their respective investment objectives. However, in an attempt to respond to adverse market, economic, political, or other conditions, a Fund may take a temporary defensive position that is inconsistent with its principal investment strategies. These defensive positions may include investments in cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. Taking a temporary defensive position could prevent a Fund from achieving its investment objective.

Name Policy. Each Fund has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”). Each Fund’s 80% Policy is set forth in the SAI. Additional detail regarding the implementation of the policy is included in the “Fund Summary” section of this prospectus. A Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when a Fund no longer meets its 80% Policy requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy. Each Fund’s 80% Policy is non-fundamental and can be changed by the Fund’s Board of Trustees without shareholder approval. A Fund will provide shareholders with at least 60 days’ prior notice of any changes to the Fund’s 80% Policy.

Location of Issuers. A number of the Funds’ policies are determined by reference to whether an issuer is “located in” a particular country or group of countries or whether the issuer is located outside the U.S. more generally. Being “located in” a particular country reflects a judgment that an issuer is economically tied to that country, and in determining where an issuer is located for these purposes the Adviser and TSW will consider a number of factors, including but not limited to:

•	the markets in which the issuer’s securities are principally traded;

•	where the issuer’s headquarters, principal offices or operations are located;

•	where the issuer is organized;

•	the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country;

•	the Adviser’s and TSW’s own internal analysis; and

•	information provided by third party data analytics service providers.

No single factor will necessarily be determinative nor must all factors be present for the Adviser and TSW to determine where an issuer is located. The Adviser and TSW may weigh these factors differently with respect to different geographic policies, different countries or different series of the Trust. The categorization of location of issuer for compliance testing purposes with respect to the Funds may differ from how other or different portfolio managers, investment professionals, or third parties assign the location of individual issuers.

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Line of Credit and Borrowings. The Trust, on behalf of the TSW High Yield Bond Fund, TSW Large Cap Value Fund, TSW Core Plus Bond Fund and certain other series of the Trust, has entered into a $150 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes.

The Credit Agreement permits the TSW High Yield Bond Fund, TSW Large Cap Value Fund, TSW Core Plus Bond Fund and certain other series of the Trust to borrow up to an aggregate amount of $150 million, $50 million of which is committed (requires the lender to advance money to the borrower when requested) and $100 million of which is uncommitted (includes no obligation by the lender to loan funds when requested by the borrower) at any time outstanding, subject to asset coverage and other limitations as specified in the Credit Agreement. Borrowing results in interest expense and other fees and expenses that may impact the Funds’ expenses, including any net expense ratios. The costs of borrowing may reduce the total returns for a Fund. The Credit Agreement also imposes an ongoing commitment fee on undrawn committed amounts under the credit facility, which is allocated between the TSW High Yield Bond Fund, TSW Large Cap Value Fund, TSW Core Plus Bond Fund and certain other series of the Trust, and, within each Fund, to each share class, on a pro rata basis, based on such Fund’s (or such share classes, as appropriate) average daily net asset value.

Cash-Sweep Program. The Funds may invest in a cash-sweep program administered by the Northern Trust Company, the Funds’ Administrator, through which a Fund’s cash holdings are placed in the Northern Institutional Funds Treasury Portfolio (the “Cash Sweep Portfolio”) a money market fund pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”). All sweep vehicles, whether or not registered under the 1940 Act, carry certain risks. For example, money market fund sweep vehicles, such as the Cash Sweep Portfolio, are subject to market risks and are not subject to FDIC protection. As a shareholder of the Cash Sweep Portfolio, a Fund would bear, along with other shareholders, its pro rata portion of the Cash Sweep Portfolio’s expenses, including any advisory and administrative fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Emerging Markets. The TSW Emerging Markets Fund invests in companies located in emerging markets as part of its principal investment strategies. Unless otherwise stated in the Fund’s principal investment strategy, the Fund defines emerging markets countries as those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics.

Seed Capital Investments into the Funds. From time to time, the Adviser and/or its affiliates may invest “seed capital” in a Fund. These investments are generally intended to enable a Fund or a share class of the Fund to commence investment operations and/or achieve sufficient scale to implement the Fund’s principal investment strategy. The Adviser and/or its affiliates are under no obligation to maintain any particular level of seed capital investments in a Fund, and they can redeem their investments at any time and without prior notice. As with redemptions by other large shareholders, redemptions of seed capital could have a significant negative impact on a Fund, including on the liquidity of the Fund’s investment portfolio and the net asset value (“NAV”) of the Fund shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of a Fund.

When the Adviser or an affiliate provides “seed capital” or other capital for a Fund, it may do so with the intention of redeeming all or part of its interest in the Fund at a future point in time or when it deems that sufficient additional capital has been invested in that Fund. The timing of a redemption of seed capital could benefit the seed investor and create a conflict for the Adviser if the seed investor’s interests diverge from those of a Fund. For example, the seed investor may choose to redeem its shares at a time when a Fund’s portfolio is more liquid than at times when other investors may wish to redeem all or part of their interests. In addition, a consequence of any redemption of a significant amount, including redemption activity by a seed investor, is that investors remaining in a Fund will bear a proportionately higher share of Fund expenses following the redemption.

The Adviser and/or its affiliates may vote proxies (and have voted proxies in the past) for the shares they have received in exchange for seed capital. If seed capital investments account for a significant portion of a Fund’s outstanding shares, the Adviser and/or its affiliates may have the ability to determine the outcome of any matter affecting and voted on by shareholders of the Fund.

Summary of Principal Risks

Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. Below are the principal risks of the Funds in alphabetical order. The significance of any specific risk to an investment in a Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others and not all risks will be applicable to all Funds. You should read all of the risk information for your Fund presented below carefully, because any one or more of these risks may result in losses to the Fund.

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Active Management Risk. TSW’s or the Adviser’s dependence, for certain of the Funds, on a quantitative strategy, and TSW’s or the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, evaluation of an issuer’s corporate governance practices, risk assessments, and/or the outlook on market trends and opportunities.

Asset Allocation Risk. The risk that if a Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

[Benchmark and Reference Rate Risk. The London Interbank Offered Rate (LIBOR) was the offered rate at which major international banks could obtain wholesale, unsecured funding. The terms of debt instruments and other investments and transactions (including certain derivatives transactions) to which a Fund may be a party were historically tied to LIBOR, which was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies, and the transition to new reference rates continues. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly, but the full impact of the transition on the Funds or the financial instruments in which a Fund invests cannot yet be fully determined.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.]

China Risk. To the extent a Fund invests in securities of Chinese issuers, it may be subject to certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on non-U.S. ownership, variable interest entities (“VIEs”) risks, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. U.S. or non-U.S. government sanctions or other government’s interventions could preclude a Fund from making certain investments in China or result in a Fund selling investments in China at disadvantageous times or prices. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

Additionally, in China, U.S. ownership of Chinese companies in certain sectors (including by U.S. persons and entities, inclusive of U.S. mutual funds) is prohibited. In order to facilitate non-U.S. investment, many Chinese companies have created VIEs that allow non-U.S. investors, through the use of contractual arrangements, to both exert a degree of control and to obtain substantially all of the economic benefits arising from a company without formal legal ownership. Although VIEs are a longstanding industry practice and have been well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. If the Chinese companies (or their officers, directors, or Chinese equity holders) breached their contracts or if Chinese officials and/or regulators withdraw their implicit acceptance of the VIE structure or if new laws, rules or regulations relating to VIE structures are adopted U.S. investors could suffer substantial, detrimental, and possibly permanent effects with little or no recourse available. VIE structures do not offer the same level of investor protections as direct ownership. Investors may experience losses if VIE structures are altered or disputes emerge over control of the VIE. In December, 2021, the China Securities Regulatory Commission and China’s National Development and Reform Commission published draft rules that, if declared effective, will establish a new regulatory framework for VIEs. These proposed rules acknowledge VIEs for the first time and propose the tightening of regulations around VIEs, however not all details on how these new regulations would work in practice are clear at this stage. It remains unclear whether any new laws, rules, or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders.

Convertible Securities Risk. Convertible securities subject a Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Certain “triggering events” may cause a Fund to lose the principal amount invested in a contingent convertible security and coupon payments on contingent convertible securities may be discretionary and cancelled by the issuer. Due to these factors, the value of contingent convertible securities is unpredictable, and holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

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Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed-income security held by a Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.

The credit rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition and does not reflect an assessment of an investment’s volatility or liquidity. Securities rated in the lowest category of investment grade are considered to have speculative characteristics. If a security held by a Fund loses its rating or its rating is downgraded, a Fund may nonetheless continue to hold the security in the discretion of TSW or the Adviser. In the case of asset-backed or mortgage-related securities, changes in the actual or perceived ability of the obligors on the underlying assets or mortgages to make payments of interest and/or principal may affect the values of those securities.

Currency Risk. A significant portion of a Fund’s assets may be denominated in non-U.S. currencies. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. A Fund is not required to hedge its non-U.S. currency risk, although it may do so through non-U.S. currency exchange contracts and other methods. Therefore, to the extent a Fund does not hedge its non-U.S. currency risk, or the hedges are ineffective, the value of a Fund’s assets and income could be adversely affected by currency exchange rate movements. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.

Cybersecurity Risk. The computer systems, networks, and devices used by a Fund and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, and security breaches. Despite the various protections utilized by a Fund and its service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its NAV; impediments to trading; the inability of the Funds, TSW or the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. Any problems relating to the performance and effectiveness of security procedures used by a Fund or its service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on a Fund or its investors. Furthermore, as a Fund’s assets grow, it may become a more appealing target for cybersecurity threats such as hackers and malware.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of

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the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request. Some Funds may also invest in certain depositary receipts without voting rights, for example, Thai non-voting depositary receipts (“NVDRs”). NVDRs are similar to other depositary receipts except that they do not allow the holder to participate in company decision making through voting. See Investment Strategies and Risks – Depositary Receipts in the Funds’ Statement of Additional Information (“SAI”) for additional information.

Derivatives Risk. A derivative is an instrument with a value based on the performance of an underlying financial asset, index, or other measure. The types of derivatives that might be used by a Fund may include futures and forward contracts, options, swaps, and other similar instruments. The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. Derivatives can be complex and may perform in ways unanticipated by TSW or the Adviser. Derivatives may be volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Emerging Markets Risk. Investing in emerging market securities magnifies the risks inherent in non-U.S. investments. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, tariffs and other sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Geopolitical events such as nationalization or expropriation could even cause the loss of the Fund’s entire investment in one or more countries. In addition, pandemics and outbreaks of contagious diseases may exacerbate pre-existing problems in emerging market countries with less established healthcare systems. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls, and investment restrictions that are subject to political change and balance of payments position. Issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States.

Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the transportation and custody of such securities. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. A Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation. A sub-set of emerging markets, frontier markets, are less developed than other emerging markets and are the most speculative. They have the least number of investors and may not have a stock market on which to trade. Most frontier markets consist chiefly of stocks of financial, telecommunications, and consumer companies that count on monthly payments from customers. Investments in this sector are typically illiquid, nontransparent, and subject to very low levels of regulation and high transaction fees. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Frontier market investments may be subject to substantial political and currency risk. The risk of investing in frontier markets can be increased due to government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by frontier market countries or their trading partners; and the relatively new and unsettled securities laws in many frontier market countries. These risks can result in the potential for extreme price volatility.

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Equity-Linked Instruments Risk. There is a risk that, in addition to market risk and other risks of the referenced equity security, a Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject a Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of a Fund’s investment.

Equity Securities Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include both direct and indirect investments in such ownership interests, such as public and privately issued equity securities and common and preferred stocks, warrants and rights to subscribe to common stock or other equity securities, convertible securities, and derivative instruments that are expected or intended to track the price movement of equity indices. Different types of equity securities (including different types of instruments that provide direct or indirect exposure to ownership interests in issuers) provide different voting and dividend rights and priority in the event of a bankruptcy and/or insolvency of the issuer. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

ESG Factor Risk. To the extent portfolio managers of a Fund incorporate environmental, social and/or governance considerations (“ESG factors”) into their investment process, the Fund will be subject to risks associated with the relevant ESG factors. Environmental performance criteria rate a company’s management of its environmental challenges, including its effort to reduce or offset the impacts of its products and operations. Social criteria measure how well a company manages its impact on the communities where it operates, including its treatment of local populations, its handling of human rights issues, its record regarding labor-management relations, anti-discrimination policies and practices, employee safety and the quality and safety record of a company’s products, its marketing practices and any involvement in regulatory or anti-competitive controversies. Governance criteria address a company’s investor relations and management practices, including company sustainability reporting, board accountability and business ethics policies and practices.

In general, use of ESG factors in the securities selection process will affect a Fund’s exposure to certain issuers, industries, sectors, regions, and countries; may lead to a smaller universe of investments than other funds that do not incorporate ESG factor analysis; and may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG factors are incorporated and whether such investments are in or out of favor.

Successful incorporation of ESG factors into a Fund’s overall investment strategy will depend on its portfolio managers’ ability to identify and analyze financially material ESG issues, and there can be no assurance that the strategy or techniques employed will be successful.

ETF Risk. In addition to the risks associated with the underlying assets held by an ETF, investments in ETFs may be subject to the following additional risks: (1) the market price of an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively-managed ETF may not accurately track the performance of the reference asset; and (5) a passively-managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track. Investment in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Euro- and Eurozone-Related Risk. To the extent a Fund invests in investments located in Europe, it may be subject to risks not typically associated with investments in the United States. A majority of western European countries and a number of eastern European countries are members of the European Union, an intergovernmental union aimed at developing economic and political coordination and cooperation among its member states. European countries that are members of the Economic and Monetary Union of the European Union (“EMU”) are subject to restrictions on inflation rates, interest rates, deficits, and debt levels. The EMU sets out different stages and commitments for member states to follow in an effort to achieve greater coordination of economic, fiscal, and monetary policies. As a condition to adopting the euro, EMU member states must also relinquish control of their monetary policies to the European Central Bank and become subject to certain monetary and fiscal controls imposed by the EMU. These controls remove EMU member states’ flexibility in implementing monetary policy measures to address regional economic conditions, which may impair their ability to respond to crises. A number of countries in the European Union have experienced, and may continue to experience, severe economic and financial difficulties. Additional European Union member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of a Fund’s investments in euro-denominated securities and

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derivatives contracts, as well as securities of issuers located in the European Union or with significant exposure to European Union issuers or countries, to the extent a Fund invests in such securities. If the euro is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations and derivative contracts would be determined by laws in effect at such time. Such investments may continue to be held, or purchased, to the extent consistent with a Fund’s investment objective and permitted under applicable law. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of a Fund’s shares.

Continuing uncertainty as to the status of the European Economic and Monetary Union (“EMU”) and the potential for certain countries to withdraw from the institution has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EU could have significant adverse effects on currency and financial markets, and on the values of a Fund’s portfolio investments. On January 31, 2020, the UK left the EU (commonly known as “Brexit”). The full extent of the political, economic, and legal consequences of Brexit are not yet fully known, and the long-term impact of Brexit on the UK, the EU and the broader global economy may be significant. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies and the broader economy could be significantly impacted, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, or the abandonment of the Euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties.

If one or more EMU countries were to stop using the euro as its primary currency, a Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to liquidity risk and the risk that a Fund may not be able to value investments accurately to a greater extent than similar investments currently denominated in euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU related investments, or should the euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. A Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.

Fixed Income Risk. Some Funds may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of a Fund’s investments decreases. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain.

Geographic Focus Risk. From time to time a Fund’s investment may be focused in a particular geographic region. The value of the investments of a Fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting such location are therefore likely to cause the value of a Fund’s shares to decrease, perhaps significantly.

High Yield (“Junk Bond”) Investments Risk. Some Funds may invest in high yield securities, also known as “junk bonds,” which have a higher risk of issuer default or may be in default. The securities are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. In particular, lower-rated high yield securities (CCC or below) are subject to a greater degree of credit risk than higher-rated high yield bonds. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. A characteristic of the high yield bond is the issuance of securities under Rule 144A, many with registration rights. Some Funds may invest in high yield securities issue under Rule 144A, with or without registration rights.

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India Risk. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, economic growth and the profitability of private enterprises. Global economic developments may inhibit the flow of non-U.S. capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of individuals and corporate governance standards of Indian companies may be weaker and less transparent, which may increase the risk of loss and unequal treatment of investors. To the extent a Fund invests in investments in India, it may be subject to risks presented by investments in an emerging market country, including liquidity risk, which may result in extreme volatility in the prices of Indian securities. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as between sectarian groups within each country). In addition, the Indian economy could be adversely impacted by natural disasters and acts of terrorism. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund. Your investment will decline in value if the value of the Fund’s investments decreases. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute in the current market environment because the Federal Reserve Board recently raised rates and may continue to do so.

Investment Company Risk. If a Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. A Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Fund.

IPO Risk. A Fund may purchase securities in initial public offerings (“IPO”s). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Japan Risk. The Japanese economy may be subject to economic, political and social instability, which could have a negative impact on Japanese securities, and may impact a Fund’s performance to the extent it invests in such securities. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. At times, the Japanese economy has been adversely impacted by government intervention and protectionism, changes in its labor market, and an unstable financial services sector. International trade, government support of the financial services sector and other troubled sectors, government policy, natural disasters and/or geopolitical developments could significantly affect the Japanese economy. A significant portion of Japan’s trade is conducted with developing nations and can be affected by conditions in these nations or by currency fluctuations. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy.

Key Person Risk. Key person risk is the risk that results when a Fund’s investment program is highly dependent on the investment skill and dedication of a small number of “key” persons at TSW or the Adviser, which can result in decreased investment results if these “key” persons become unable to apply their full attention to the management of a Fund’s investments for health or other reasons.

Limited History of Operations. The TSW Emerging Markets Fund and TSW High Yield Bond Fund are newly organized, diversified, open-end management investment companies with limited operating histories. As a result, prospective investors have a limited track record or history on which to base their investment decision. The Adviser or its affiliates may contribute “seed capital” in connection with the launch of a Fund to commence operations prior to investment by third parties. Seed capital may represent ownership of up to 100% of a Fund during its initial phase of operation and, in limited circumstances, during subsequent periods. It is anticipated that over time this percentage will decrease. Funds with higher percentages of seed capital may exhibit different portfolio dynamics or performance profiles than those with a lower percentage of seed capital.

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Liquidity Risk. The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may be amplified in situations where foreign countries close their securities markets for extended periods of time due to scheduled holidays, such as the week-long closure of Chinese securities markets that occurs annually in October. The SEC has recently proposed rule amendments that, if adopted as proposed, could result in a larger percentage of a Fund’s investments being classified as illiquid investments.

Long-Term Investment Strategy Risk. TSW Large Cap Value Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio. The market price of a Fund’s investments may fluctuate daily due to economic and other events that affect particular companies and other issuers or the market as a whole. Short- and medium-term price fluctuations may be especially pronounced in less developed markets or in companies with lower market capitalizations in which the Fund may invest.

Loan-Related Investments Risk. In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Bank loans are generally less liquid than many other debt securities. Transactions in bank loans may settle on a delayed basis (and in certain cases may take longer than seven days to settle), such that a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, the proceeds related to the sale of bank loans may not be available to make additional investments or to meet a Fund’s redemption obligations until a substantial period after the sale of the loans.

Market Risk. The market value of a Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon political, regulatory, market, economic, and social conditions, as well as developments that impact specific economic sectors, industries, or segments of the market, including conditions that directly relate to the issuers of a Fund’s investments, such as management performance, financial condition, and demand for the issuers’ goods and services. The Funds are subject to the risk that geopolitical events will adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on global economies and markets. Likewise, natural and environmental disasters and epidemics or pandemics may be highly disruptive to economies and markets.

Mortgage-Related and Asset-Backed Securities Risk. In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity, inflation and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. A Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-related securities. The value of some mortgage-related securities and other asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly. The risk of non-payment is greater for mortgage-related securities that are backed by loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans, or which may be negatively impacted by economic and market conditions, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn or recession, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable-rate mortgages. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with the servicing of those assets. These types of securities may also decline for reasons associated with the underlying collateral. A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. A Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to a Fund, the security that a Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that the Fund’s use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

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Municipal Securities Risk. Municipal securities are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from federal income tax.

Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation and the rating(s) of the issue. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Since some municipal securities may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. An epidemic or pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, which may adversely affect markets, issuers, and/or non-U.S. exchange rates The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic and its effects can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.

Non-U.S. Securities Risk. Non-U.S. securities risk is the risk associated with investments in issuers located in non-U.S. countries. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these non-U.S. markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities. Other risks associated with investing in non-U.S. securities include, among other things, imposition of exchange control regulation by the U.S. or non-U.S. governments, U.S. and non-U.S. withholding or other taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in non-U.S. nations. There may be less publicly available information about certain non-U.S. companies than would be the case for comparable companies in the U.S. and certain non-U.S. companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain non-U.S. countries. Investors in non-U.S. countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against non-U.S. issuers or non-U.S. persons is limited. Many

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countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of a Fund’s non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by other countries (such as the United States), political changes or diplomatic developments may also cause the value of a Fund’s non-U.S. investments to decline. When imposed, non-U.S. withholding or other taxes reduce a Fund’s return on non-U.S. securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire non-U.S. investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of non-U.S. issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts. In certain cases, depositary receipts may also be issued through programs in local markets, such as Thai NVDRs. See Summary of Principal Risks – Depositary Receipts in this Prospectus for additional information. To the extent a Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, non-U.S. securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring non-U.S. entities to honor their contractual commitments.

Participatory Notes Risk. Participatory notes are equity access products structured as debt obligations issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Some participatory notes may be considered illiquid and, therefore, will be subject to a Fund’s percentage limitation for investments in illiquid securities. The Funds may take long or short positions in participatory notes.

Portfolio Turnover Risk. A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if TSW or the Adviser determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within TSW’s or the Adviser’s control. These transactions will increase a Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to a Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

Preferred Stock Risk. A Fund may invest in preferred stock. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of a Fund to achieve its investment objective and could increase the operating expenses of the Fund.

REIT Risk. REITs are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small-Cap and Mid-Cap Company Risk. Small-and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. These companies may experience higher growth rates and higher interest rates than larger capitalization companies. Therefore, small-and mid-cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices. Smaller capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

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South Korea Risk. To the extent a Fund invests in investments located in South Korea, the Fund will be susceptible to adverse market, political, regulatory and geographic events affecting South Korea. The South Korean economy is dependent on the economies of other Asian countries, especially China and Southeast Asia, and the United States as key trading partners. Furthermore, South Korea’s economy may be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. Also, tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate of South Korea.

Taiwan Risk. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerge economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole, and may impact a Fund’s performance to the extent the Fund invests in such securities. Additionally, a disruption in Taiwan’s exports could also result in broader negative economic impacts with respect to those industries and countries that rely upon them. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.

TIPS and Inflation-Linked Bonds or Inflation-Indexed Securities Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal (stated) interest rates and the rate of inflation as the principal and/or interest is adjusted for inflation and can be unpredictable. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities and the Fund may not receive any income from such investments. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, a Fund may experience a loss if there is a subsequent period of deflation. The losses from inflation-protected securities may be greater than the losses from other fixed-income securities with similar durations. The inflation-protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and, as such, can suffer from losses during time of economic stress or illiquidity.

United Kingdom Investments Risk. The United Kingdom has one of the largest economies in Europe and is heavily dependent on trade with the European Union, and to a lesser extent the United States and China. As a result, the British economy may be impacted by changes to the economic condition of the United States, China and other European countries. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy, as well as on a Fund, to the extent the Fund invests in investments located in the United Kingdom. Furthermore, the United Kingdom voted via referendum to leave the European Union (“Brexit”). After years of negotiations, a trade agreement between the United Kingdom and the European Union became effective on January 1, 2021, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The impact of Brexit on the economies of the United Kingdom and its trading partners is still uncertain.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk. There can be no assurance that a security purchased on a when-issued basis will be issued or that a security purchased or sold on a delayed delivery basis will be delivered. When a Fund engages in when-issued or delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The purchase of securities in this type of transaction increases an overall investment exposure and involves a risk of loss if the value of the securities declines prior to settlement. If deemed advisable as a matter of investment strategy, the securities may be disposed of or the transaction renegotiated after it has been entered into, and the securities sold before those securities are delivered on the settlement date.

The purchaser of TBA securities generally is subject to increased market risk and interest rate risk because the delivered securities may be less favorable than anticipated by the purchaser. TBA securities have the effect of creating leverage.

Recently finalized but not yet effective FINRA rules include mandatory margin requirements for the TBA market with limited exceptions. TBAs historically have not been required to be collateralized. The collateralization of TBA trades is intended to mitigate counterparty credit risk between trade and settlement, but could increase the cost of TBA transactions and impose added operational complexity.

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Portfolio Holdings Disclosure

A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio holdings is available in the SAI.

PRIOR RELATED PERFORMANCE OF SIMILAR ACCOUNTS

The below table titled “TSW’s Prior Performance of a Similar Account Relating to TSW High Yield Bond Fund” sets forth historical performance information for a separate account (“Comparable Account”) that has a substantially similar investment objective, policy and strategy as the TSW High Yield Bond Fund, and is managed by Thompson, Siegel & Walmsley LLC, a Delaware limited liability company (“TSW” or the “Subadviser”).

The below table titled “TSW’s Prior Performance of the Composite for TSW Core Plus Bond Fund” sets forth historical performance information for all actual discretionary institutional and other accounts (the “Composite”) that have a substantially similar investment objective, policy and strategy as the TSW Core Plus Bond Fund, and which are managed by TSW.

The data is provided to illustrate the past performance of substantially similar accounts as measured against a specified market index and does not represent the performance of each Fund. The Comparable Account and the accounts in the Composite are separate and distinct from the Funds; the performance of the Comparable Account and the accounts in the Composite is not intended as a substitute for a Fund’s performance and should not be considered a prediction of the future performance of the TSW High Yield Bond Fund, TSW Core Plus Bond Fund or of TSW.

The data shown below was calculated in accordance with recognized industry standards, consistently applied to all time periods. All returns presented were calculated on a total return basis, and assume the reinvestment of dividends, capital gains and other earnings. All returns are net of trading costs, without provision for U.S. federal or state income taxes. “Net of Fees” figures also reflect the deduction of all fees applicable to the accounts in the composite including a bundled fee (which includes all effective charges for management fees, custody and other administrative fees) and performance fees. “Gross of Fees” figures show performance without taking into account the deductions of any fees.

Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Monthly returns of the Comparable Account and the Composite reflect the account values as of the last trading day of the month. Monthly returns are linked together in order to calculate annual returns. Performance information shown below was calculated differently than the methodology mandated by the SEC for registered investment companies.

The discretionary institutional accounts that are included in the Composite are subject to lower expenses than the TSW Core Plus Bond Fund and may not be subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Internal Revenue Code (the “Code”). Consequently, the performance results for the Composite would have been less favorable had the underlying accounts been subject to the same expenses as the TSW Core Plus Fund and may have been less favorable had each underlying account been regulated as an investment company under the federal securities laws.

The Comparable Account may not be subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Code. Consequently, the performance results for the Comparable Account would have been less favorable had the underlying account been subject to the same expenses as the TSW High Yield Bond Fund and may have been less favorable had it been regulated as an investment company under the federal securities laws. The expenses used in the Comparable Account are lower than those used in the Fund.

The returns set forth below may not be representative of the results that may be achieved by each Fund in the future, in part because the past results are not necessarily indicative of future results. In addition, the results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions, market conditions and other factors. The effect of taxes on any investor will depend on such person’s tax status, and the results have not been reduced to reflect any income tax that may have been payable.

The tables below show the annual total returns for the Comparable Account and Composite, and a broad-based securities market index for periods ended December 31.

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TSW’s Prior Performance of a Similar Account Relating to TSW High Yield Bond Fund

	1 Year		5 Years		Since Inception
Comparable Account (Net of Fees)	[	] %	[	] %	[	] %
Comparable Account (Gross of Fees)	[	] %	[	] %	[	] %
ICE Bank of America Merrill Lynch US High Yield BB-B (Constrained 2%)	[	] %	[	] %	[	] %

TSW’s Prior Performance of the Composite for TSW Core Plus Bond Fund

	1 Year		5 Years		Since Inception*
Composite (Net of Fees)	[	] %	[	] %	[	] %
Composite (Gross of Fees)	[	] %	[	] %	[	] %
Bloomberg Barclays U.S. Aggregate Bond Index	[	] %	[	] %	[	] %

*	Composite Inception Date: December 31, 2004. Returns for periods over one year are annualized.

MANAGEMENT OF THE FUNDS

Thompson, Siegel & Walmsley LLC

Thompson, Siegel & Walmsley LLC (“TSW”) is located at 6641 W. Broad Street, Suite 600, Richmond, Virginia 23230, and serves, subject to supervision by the Board of Trustees (the “Board”) and the Funds’ investment adviser1, as the subadviser for TSW Emerging Markets Fund, TSW High Yield Bond Fund, TSW Large Cap Value Fund, and TSW Core Plus Bond Fund. TSW manages and supervises the investment of TSW Emerging Markets Fund, TSW High Yield Bond Fund, and TSW Large Cap Value Fund assets on a discretionary basis, subject to oversight by the Board. TSW has provided investment management services to corporations, pensions and profit-sharing plans, 401(k) and thrift plans, trusts, estates and other institutions and individuals since 1970. TSW is an indirect wholly owned subsidiary of Perpetual Limited. As of September 30, 2024, TSW had approximately $20.8 billion in assets under management. As compensation for its services, the Adviser pays to TSW a monthly base fee for its services, subject to any applicable reduction as described further in the Subadvisory Agreement and the SAI.

Fund Recoupment Arrangements

The Adviser has contractually agreed to waive fees and reimburse expenses of each Fund to the extent that total annual operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to amounts specified in each Fund Summary, as applicable. Generally, if it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Funds’ Investment Advisory Agreement

As of September 30, 2024, the following Funds are subject to recoupment by the Adviser of fees previously waived or reimbursed by the Adviser:

Fund Name	Amount Available for Recoupment			Amount of Recoupment expiring on September 30, 2027			Amount of Recoupment expiring on September 30, 2026	Amount of Recoupment expiring on September 30, 2025
TSW Emerging Markets Fund	$	[	]	$	[	]	$85,549	$84,709	*
TSW High Yield Bond Fund	$	[	]	$	[	]	$79,563	$135,241	**
TSW Large Cap Value Fund	$	[	]	$	[	]	$0	$40,060	***

[1]

The Fund’s investment adviser is Perpetual Americas Funds Services (“PAFS”), which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

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Fund Name	Amount Available for Recoupment			Amount of Recoupment expiring on September 30, 2027			Amount of Recoupment expiring on September 30, 2026		Amount of Recoupment expiring on September 30, 2025
TSW Core Plus Bond Fund	$	[	]	$	[	] ****	$	N/A	N/A

*	For the period from December 21, 2021, commencement of operations, to September 30, 2022.
**	For the period from October 26, 2021, commencement of operations, to September 30, 2022.
***	For the period from December 6, 2021, commencement of operations, to September 30, 2022.
****	For the period from May 14, 2024, commencement of operations, to September 30, 2024.

Portfolio Management

The Funds are managed using a team-based approach. Each of the Funds is managed jointly and primarily by one or more investment professionals and may be supported by analysts. The members of the Funds’ management teams, and the name of the Fund for which each team member is responsible, are listed below.

William M. Bellamy, CFA

Portfolio Manager

TSW High Yield Bond Fund

TSW Core Plus Bond Fund

William M. Bellamy, CFA is the Director of Income Strategies and is responsible for overseeing all fixed income management at the firm. He is the Portfolio Manager for TSW’s Multi-Asset Income and Core Plus strategies and has managed a Core Plus strategy for the firm since 2002.

William began his career in the investment industry in 1987. Prior to joining TSW in 2002, he was a Portfolio Manager at Trusco Capital Management managing total return oriented institutional accounts. Previously, William was a Vice President of Institutional Fixed Income for First Union Capital Markets and Clayton Brown & Associates, after beginning his career in Institutional Sales and Trading at Merrill Lynch. He earned his undergraduate degree from Cornell University and his MBA from The Fuqua School of Business at Duke University. He holds the Chartered Financial Analyst® designation, is a member the Richmond Society of Financial Analysts, and is registered as an Investment Adviser Representative.

Bryan F. Durand, CFA

Co-Portfolio Manager

TSW Large Cap Value Fund

Bryan F. Durand, CFA, Co-Portfolio Manager and Research Analyst, is in conjunction with Mr. Hawkins, responsible for managing the Fund. Bryan initially joined the Adviser in 2005 as an Equity Research Analyst and served in that role until 2008. He then served as a Senior Research Analyst at MFC Global Investment Management from 2008-2010 and a Partner at Private Advisors, LLC from 2010-August 2017 before rejoining the Adviser in his current role in September 2017. Bryan graduated from the College of the Holy Cross and received his MBA from Duke University, Fuqua School of Business.

Brett P. Hawkins, CFA

Lead Portfolio Manager

TSW Large Cap Value Fund

Brett P. Hawkins, CFA, Chief Investment Officer and Co-Portfolio Manager, is primarily responsible for managing the Fund. Brett also is a Co-Portfolio Manager for TSW’s Mid Cap Value strategy and a Portfolio Manager for TSW’s SMID Cap Value strategy. He joined TSW in 2001 and has over 28 years of investment experience. Prior to joining TSW, Brett was an Assistant Vice President of Equity Research with First Union Securities and previously worked at Arthur Andersen LLP as an Audit and Business Advisory Senior Associate. Brett graduated from the University of Richmond and received his MBA from the University of Virginia, Darden School.

Elliott W. Jones, CFA

Portfolio Manager

TSW Emerging Markets Fund

Elliott W. Jones, CFA is the Portfolio Manager for the Emerging Markets team. Elliott joined TSW as a research associate in 2012. He has been dedicated to non-U.S. strategies as a research analyst since 2015. Elliott is a graduate of University of North Carolina, BA and Wake Forest University, MA. He previously worked for Union First Market Bank as a Financial Services Advisor. He holds the Chartered Financial Analyst® designation.

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The SAI provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

Investment Adviser, Administrator, Transfer Agent, Custodian, and Distributor

Perpetual Americas Funds Services (“PAFS” or the “Adviser”)1 serves as the investment adviser to the Funds. Its principal place of business is 1 Congress Street, Suite 3101, Boston, Massachusetts 02114. The Adviser is an indirect wholly owned subsidiary of Perpetual Limited. Perpetual Limited is a diversified financial services company that has been serving Australians since 1886. The Adviser is an investment adviser registered with the SEC in the U.S. under the Investment Advisers Act of 1940, as amended. As adviser to the Funds, subject to the Board of Trustees’ supervision, the Adviser continuously reviews, supervises, and administers each Fund’s investment program. The Adviser also ensures compliance with each Fund’s investment policies and guidelines. For its services, the Adviser is entitled to a management fee, as set forth below, which is calculated daily and paid monthly based on the average daily net assets of each Fund. As of September 30, 2024, the Adviser had approximately $11.18 billion in assets under management.

Under the Funds’ Investment Advisory Agreement, the Adviser is paid an annual management fee from each Fund as follows:

Fund	Management Fee (as percentage of average daily net assets)
TSW Emerging Markets Fund	[0.80	]%
TSW High Yield Bond Fund	[0.50	]%
TSW Large Cap Value Fund	[0.58	]%
TSW Core Plus Bond Fund	[0.40	]%

Disclosure regarding the basis for the Board’s approval of the Investment Advisory Agreement between the Adviser and each of the Funds is available in the Funds’ Form N-CSR filing for the period ending September 30, 2024.

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Funds’ Administrator and Fund Accounting Agent, Transfer Agent, and Custodian. The Funds have entered into a distribution agreement with Perpetual Americas Funds Distributors, LLC, (the “Distributor”), 3 Canal Plaza, Suite 100, Portland, Maine 04101, to distribute shares of the Funds.

YOUR ACCOUNT

Pricing Your Shares

When you buy and sell shares of a Fund, the price of the shares is based on the Fund’s net asset value per share (“NAV”) next determined after the order is received.

Calculating the Fund’s NAV

The NAV is calculated at the close of trading of the NYSE, normally 4:00 p.m. Eastern time (“ET”)/3:00 p.m. Central time (“CT”), on each day that the NYSE is open for business. The NYSE is closed on the following days: Saturdays and Sundays; U.S. national holidays including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Your order to purchase or sell shares is priced at the next NAV calculated after your order is received and deemed to be in good order by the Funds’ Transfer Agent or a financial intermediary. Only purchase orders received and deemed to be in good order by the Funds’ Transfer Agent before 4:00 p.m. ET/3:00 p.m. CT will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. ET/3:00 p.m. CT. When that happens, purchase requests received by the Funds or a financial intermediary after the NYSE closes will be effective the following Business Day. The NAV of a Fund may change every day.

[1]	The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

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A purchase, redemption, or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed, and delivered. Requests must include the following:

•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions and exchanges (other than telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable; and

•

Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 866-260-9549 (toll free) or 312-557-5913 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless you have provided all information required by the Funds’ “Customer Identification Program” as described below.

Valuing the Funds’ Assets

The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Each Fund generally uses pricing services to determine the market value of securities. Non-U.S. securities, currencies, and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars at the prevailing exchange rate of such currencies against the U.S. dollar as provided by an approved independent pricing service.

In compliance with Rule 2a-5 of the 1940 Act, the Board has designated the Adviser as the Funds’ “valuation designee” with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable. The Adviser, in its role as the valuation designee, has established an internal committee (the “Committee”) comprised of select officers and staff of the Adviser to discharge its responsibilities under the Trust’s valuation procedures (the “Valuation Procedures”).

If market quotations for a security are not available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or non-U.S. exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser, as valuation designee, will value a Fund’s assets at their fair value according to the Valuation Procedures approved by the Board. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, such security’s fair value will be determined by the Adviser using the Valuation Procedures, subject to oversight by the Board.

In addition, fair value pricing may be used if events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Fund may use a systematic valuation model provided by a third-party pricing service to fair value its international equity securities.

Without a fair value price, short-term investors could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Non-U.S. markets in which a Fund buys securities may be open on days the U.S. markets are closed, causing a Fund’s NAV to change even though the Fund is closed. On days when the U.S. markets are closed, a Fund’s shareholders will not be able to purchase or sell Fund shares. While fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities, there is no assurance that fair value pricing policies will prevent dilution of the NAV by short-term investors. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

How to Purchase Shares

Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the Funds. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or a non-U.S. trust or estate, corporation, or partnership. Investment in the Funds by non-U.S. investors may be permitted on a case-by-case basis, at the sole discretion of the Funds.

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You may purchase shares directly from the Funds or through your broker or financial intermediary on any day the NYSE is open, subject to certain restrictions described below. Purchase requests received in good order by the Funds’ Transfer Agent or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the close of the NYSE) will be effective at that day’s share price. Purchase requests received in good order by the Funds or a financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following Business Day. You may invest any amount you choose, as often as you wish, subject to the minimum initial and minimum additional investment as stated in this prospectus. The Funds may accept initial investments smaller than the minimum initial investment amounts from eligible retirement account investors and in connection with the Funds’ participation in third-party distribution platforms and in certain other instances at their discretion.

Share Classes

The Funds offer multiple share classes. Each Fund offers four classes of shares through this Prospectus: Institutional, Advisor, Investor and Z Shares. Each class of shares of each Fund has the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. Your financial intermediary can help you determine which share class to purchase. You should choose a share class for which you are eligible, with the expense structure that best meets your needs.

The principal differences among the classes are as follows:

	Institutional	Advisor	Investor	Class Z
Minimum Initial Investment	$100,000	None	None	$10,000,000
Minimum Subsequent Investment	None	None	None	None
Sub- Accounting/Sub- Transfer Agency Expenses	Yes. Expenses may vary depending on the arrangements with financial intermediaries that offer Fund shares. Expenses are incurred pursuant to “fee for service” arrangements with financial intermediaries.	None	None	None
Distribution (Rule 12b-1) Fees	None	0.10%	0.25%	None
Sales Charge (Load)	None	None	None	None
Redemption Fees	None	None	None	None

Institutional Shares of the Funds are primarily for institutional investors investing for their own or their customers’ accounts, and for investments made though financial institutions or intermediaries that typically require sub-accounting, sub-transfer agency, shareholder services payments and/or recordkeeping payments from the Fund for some or all of their underlying investors (“sub-transfer agency fees”). Institutional Shares are expected to bear certain expenses associated with sub-transfer agency fees, which amounts may vary between the Funds. The minimum initial investment for Institutional Shares is $100,000. If you purchase Institutional Shares, you will not pay a sales charge at the time of purchase and you will not pay a 12b-1 fee. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds.

Your financial intermediary can help you determine whether you are eligible to purchase Institutional Shares. Eligible Institutional Share investors primarily include:

•	individuals and institutional investors with a minimum initial investment of $100,000;

•

employer sponsored retirement plans, pooled investment vehicles, clients of financial institutions or intermediaries which charge such clients a fee for advisory, investment consulting, or similar services or have entered into an agreement with the Funds or the Distributor to offer such shares though an investment platform;

•	clients of trust companies where the trust company is acting in fiduciary capacity, as agent, or as custodian;

•	investors through certain brokerage platforms in which an investor transacting through a broker may be required to pay commission and/or other forms of compensation to the broker;

•

officers, trustees, and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Code, of the Funds and the Adviser, and its subsidiaries and affiliates;

45

•

Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, if a contract exists between the Distributor and/or its affiliates and the state sponsor of the program or one of its service providers, to provide the program:

•	services relating to operating the program; and/or

•	Fund shares for purchase which require sub-transfer agency fees from the Fund.

•

Advisory programs where the shares are acquired on behalf of program participants in connection with a comprehensive fee or other advisory fee arrangement between the program participant and a registered broker dealer or investment adviser, trust company, bank, family office, or multi-family office (referred to as the “Sponsor”) on behalf of program participants if:

•	the program participant pays the Sponsor a fee for investment advisory or related services, under a comprehensive fee or other advisory fee arrangement; and

•	the Sponsor or the broker-dealer through which the Fund’s shares are acquired has an agreement with the Distributor.

•	Other investors for which the Fund or the Distributor has pre-approved the purchase.

Advisor Shares of the Funds are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts. There is no minimum investment amount required for Advisor Shares. If you purchase Advisor Shares of the Funds, you will not pay a sales charge at the time of purchase or sub-transfer agency fees, but you will pay a 12b-1 fee not exceeding ten basis points (0.10%) of each Fund’s average daily net assets. Your financial intermediary can help you determine if you are eligible to purchase Advisor shares. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds.

Investor Shares of the Funds are primarily for certain individual investors and investments made through financial institutions or intermediaries. There is no minimum investment amount required for Investor Shares. If you purchase Investor Shares of the Funds, you will not pay a sales charge at the time of purchase or sub-transfer agency fees, but you will pay a 12b-1 fee not exceeding twenty-five basis points (0.25%) of a Fund’s average daily net assets. Your financial intermediary can help you determine if you are eligible to purchase Investor shares. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds.

Class Z Shares of the Funds require a minimum initial investment of $10,000,000. If you purchase Class Z Shares, you will not pay a sales charge at the time of purchase, a 12b-1 fee or sub-transfer agency fee. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds.

The following categories of investors and accounts may buy Class Z Shares of each Fund, provided that they do not require or receive sub-accounting or recordkeeping payments from the Fund:

•

Institutional investors, including, but not limited to, employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), endowments, foundations, insurance company general accounts, insurance company separate accounts, local, city, and state governmental institutions, and other tax-exempt entities that meet the requirements for qualification under Section 501 of the Code.

•	Unaffiliated U.S. registered mutual funds including those that operate as “fund of funds,” collective trust funds, investment companies or other pooled investment vehicles.

•	Other investors for which the Fund or the Adviser has pre-approved the purchase.

The following categories of investors and accounts qualify to buy Class Z Shares of each Fund but the $10 million investment minimum is waived:

•	Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs) that invest through a record-keeper or third party retirement platform.

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•

Advisory programs where the shares are acquired on behalf of program participants in connection with a comprehensive fee or other advisory fee arrangement between the program participant and a registered broker dealer or investment adviser, trust company, bank, family office, or multi-family office (referred to as the “Sponsor”) on behalf of program participants if:

•	the program participant pays the Sponsor a fee for investment advisory or related services, under a comprehensive fee or other advisory fee arrangement; and

•	the Sponsor or the broker-dealer through which the Fund’s shares are acquired has an agreement with the Distributor.

•

Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, if a contract exists between the Distributor and/or its affiliates and the state sponsor of the program or one of its service providers, to provide the program:

•	services relating to operating the program; and/or

•	Fund shares for purchase which require sub-transfer agency fees from the Fund.

•

Clients (other than defined contribution employer sponsored retirement plans) of an institutional consultant where (a) the consultant has undertaken to provide certain services directly to the client with respect to the client’s investment in the Fund and (b) the Fund or the Distributor has notified that consultant in writing that the proposed investment is permissible.

•	Investment companies or other pooled vehicles that are managed by the Adviser or its affiliates.

•

Officers, trustees, and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Code, of the Funds and the Adviser, and its subsidiaries and affiliates.

•	Existing institutional separate account clients of the Adviser or its affiliates.

•	Investors for whom the Fund or the Adviser determines that a strategic reason exists for such a waiver.

•	Investors with an account which the Fund or the Adviser believes will grow to meet the investment minimum in the future.

The Funds reserve the right to modify or waive the eligibility requirements and investment minimums at any time.

Customer Identification Program: Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, the Funds will ask for your name, residential address, date of birth, government identification number, and other information that will allow us to identify you. For legal entity customers, we will also ask that any individual(s) who, directly or indirectly, owns 25% or more of the entity and one individual who has significant responsibility to control, manage, or direct the legal entity be identified. The Funds also may ask to see your driver’s license or other identifying documents.

If we do not receive the required information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. Once the Funds are able to verify your identity, your investment will be accepted and processed at the next determined NAV. However, if we are unable to verify your identity, each Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is liquidated. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment. If your account is closed at the request of governmental or law enforcement authorities, the Funds may be required by the authorities to withhold the proceeds.

Purchases Through Financial Intermediaries

You may make initial and subsequent purchases of shares of the Funds through a financial intermediary, such as an investment adviser or broker-dealer, bank, or other financial institution that purchases shares for its customers. The Funds may authorize certain financial intermediaries to receive purchase and sale orders on its behalf. Before investing in the Funds through a financial intermediary, you should read carefully any materials provided by the intermediary together with this prospectus.

When shares are purchased this way, the financial intermediary may:

•	charge a fee for its services;

47

•	act as the shareholder of record of the shares;

•	set different minimum initial and additional investment requirements;

•	impose other charges, commissions, or restrictions;

•	designate intermediaries to accept purchase and sale orders on the Funds’ behalf; or

•	impose an earlier cut-off time for purchase and redemption requests.

Each Fund considers a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes before 4:00 p.m. ET/3:00 p.m. CT). These orders will be priced based on the Fund’s NAV next computed after such order is received by the financial intermediary.

Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and the Funds. Certain intermediaries may receive compensation from the Funds, the Adviser, or their affiliates.

Compensation to Financial Intermediaries

It is expected that Institutional Class, Advisor Class, Investor Class and Class Z shares of the Funds will make payments, or reimburse the Adviser or its affiliates for payments they make, to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services (sometimes referred to as “sub-transfer agency” or “sub-TA” services). The amount of such payments and/or reimbursement is subject to the caps established by the Board and is reviewed by the Trustees periodically.

Although the nature and extent of sub-transfer agency services provided to shareholders and the amount of sub-transfer agency fees charged to each class will vary among financial intermediaries, Institutional Class, Advisor Class, Investor Class and Class Z shares each bear sub-accounting expenses on a class-wide basis. This means that the sub-transfer agency fees you bear as a Fund shareholder may be greater than the sub-transfer agency fees charged by your financial intermediary to the Fund with respect to your investment. Advisor Class and Investor Class shares may make sub-transfer agency payments out of amounts authorized under distribution plans to be adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The Adviser also may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries for sub-transfer agency services they provide to their clients or customers that hold shares of the Funds. Payments generally are based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement.

Additional information concerning payments the Funds, the Adviser or their affiliates may make to financial intermediaries, and the services provided by financial intermediaries, can be found in the SAI under “Payments to Financial Intermediaries.”

Fund Direct Purchases

You also may open a shareholder account directly with the Funds. You can obtain a copy of the New Account Application by calling the Funds at 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business. You may invest in the following ways:

By Wire

To Open a New Account:

•	Complete a New Account Application and send it to:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

48

Overnight Address:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

333 South Wabash Avenue

Attn: Funds Center, Floor 38 Chicago, IL 60604

•	You must also call 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business to place an initial purchase via phone or provide an initial purchase Letter of Instruction.

•

Wire funds for your purchase. A wire will be considered made when the money is received and the purchase is accepted by the Funds. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Funds or the Transfer Agent. Wires must be received prior to 4:00 pm ET to receive the current day’s NAV.

•

Only the listed street address should be used for overnight delivery, and not the P.O. Box address. Please note that receipt by the US Post Office does not constitute delivery to or receipt by the Funds or the Transfer Agent.

To Add to an Existing Account:

•	Call 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business or provide a subsequent purchase Letter of Instruction.

•	Have your bank wire federal funds or effect an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

Northern Trust Account #5201682900

Shareholder Account #PAFT1056 (ex. PAFT10561234567)

Shareholder Name:

By Directed Reinvestment

Your dividend and capital gain distributions will be automatically reinvested unless you indicate otherwise on your application.

•	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

•	Reinvestments can only be directed to an existing Fund account.

Other Purchase Information

The Funds reserve the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your wire does not clear, you will be responsible for any loss incurred by a Fund. If you are already a Fund shareholder, the Fund reserves the right to redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred or money owed to the Fund. You also may be prohibited or restricted from making future purchases in the Funds.

Lost Shareholders, Inactive Accounts, and Unclaimed Property

It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent at 1-866-260-9549 (toll free) or 312-557-5913 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

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How to Redeem Shares

You may redeem all or part of your investment in a Fund on any day the NYSE is open, subject to certain restrictions described below. Redemption requests received by the Funds’ Transfer Agent or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective that day. Redemption requests received by the Funds’ Transfer Agent or a financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following Business Day.

The price you will receive when you redeem your shares will be the NAV next determined after the Funds receive your properly completed order to sell. You may receive proceeds from the sale by check, bank wire transfer, or direct deposit into your bank account and in certain cases, payment may be made in securities of a Fund as described in “Additional Information About Redemptions”. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. Redemption-in-kind proceeds are limited to securities that are traded on a public securities market or are limited to securities for which quoted bid and ask prices are available. They are distributed based on a weighted-average pro-rata basis of a Fund’s holdings to the redeeming shareholder. Each Fund typically expects that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time your redemption request is received. A financial intermediary may charge a transaction fee to redeem shares. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account. The Funds typically expect to hold cash or cash equivalents to meet redemption requests. A Fund also may use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit that may be used to meet redemption requests during stressed market conditions.

Redemptions Through a Financial Intermediary

If you purchased shares from a financial intermediary, you may sell (redeem) shares by contacting your financial intermediary.

Redeeming Directly from the Fund

If you purchased shares directly from the Funds and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

By Mail

•	Send a written request to:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

333 South Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

•	The redemption request must include:

1.	The number of shares or the dollar amount to be redeemed;

2.	The Fund account number; and

3.	The signatures of all account owners signed in the exact name(s) and any special capacity in which they are registered.

50

•	A Medallion Signature Guarantee (see below) is required but may be waived in certain (limited) circumstances if:

1.	The proceeds are to be sent elsewhere than the address of record, or

2.	The redemption is requested in writing and the amount is greater than $100,000.

•

Only the listed street address should be used for overnight delivery, and not the P.O. Box address. Please note that receipt by the US Post Office does not constitute delivery to or receipt by the Funds or the Transfer Agent.

By Wire

If you authorized wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

•	Call the Transfer Agent at 866-260-9549 (toll free) or 312-557-5913 for instructions.

•	The minimum amount that may be redeemed by this method is $250.

By Telephone

Telephone privileges are automatically established on your account unless you indicate otherwise on your New Account Application.

•	Call 866-260-9549 (toll free) or 312-557-5913 to use the telephone privilege.

•	If your account is already opened and you wish to add the telephone privilege, send a written request to:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

333 South Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

•	The written request to add the telephone privilege must be signed by each owner of the account and must be accompanied by signature guarantees.

•

Only the listed street address should be used for overnight delivery, and not the P.O. Box address. Please note that receipt by the US Post Office does not constitute delivery to or receipt by the Funds or the Transfer Agent.

Neither the Funds, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost, or expenses in acting on such telephone instructions. You will bear the risk of any such loss. The Funds, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions, and/or digitally recording telephone instructions. The Funds may terminate the telephone procedures at any time. During periods of extreme market activity, it is possible that you may encounter some difficulty in telephoning us. If you are unable to reach us by telephone, you may request a sale by mail.

Medallion Signature Guarantee

Some circumstances may require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing. The recognized medallion program is Securities Transfer Agent Medallion Program. SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THIS PROGRAM WILL NOT BE ACCEPTED. The Medallion Signature Guarantee must cover the amount of the requested transaction. There are several different guarantee amounts, so it is important to acquire a guarantee amount equal to or greater than the amount of the transaction. If the surety bond of the Medallion Guarantee is less than the transaction amount, your request may be rejected.

51

An original Medallion Signature Guarantee is generally required, but may be waived in certain (limited) circumstances if any of the following applies:

•	the redemption is requested in writing and the amount redeemed is greater than $100,000;

•

information on your investment application has been changed, including the name(s) or the address on your account or the name or address of a payee has been changed within 30 days of your redemption request;

•	proceeds or shares are being sent/transferred from a joint account to an individual’s account; or

•	proceeds are being sent via wire or ACH and bank instructions have been added or changed within 30 days of your redemption request.

If your written request is for redemption greater than $5 million, call 866-260-9549 (toll free) or 312-557-5913 for Medallion Signature Guarantee requirements.

Additional Information About Redemptions

The Funds typically expect that they will pay redemption proceeds by check or electronic transfer within seven (7) calendar days after receipt of a proper redemption request although proceeds normally are paid within three (3) Business Days. If you are redeeming shares that have been purchased via ACH, the Funds may hold redemption proceeds until the purchase amount has been collected, which may be as long as five (5) Business Days after purchase date. For shares recently purchased by check, redemption proceeds may not be available until the check has cleared which may take up to five (5) days for the date of purchase. To eliminate this delay, you may purchase shares of a Fund by wire. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the SEC, the Funds may suspend redemptions or postpone payment of redemption proceeds. The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in both regular and stressed market conditions.

At the discretion of the Funds or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

Generally, all redemptions will be for cash. However, if you redeem shares worth over the lesser of $250,000 or 1% of the NAV of a Fund, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund. Shareholders may incur brokerage charges on the sale of any securities distributed in lieu of cash and will bear market risk until the security is sold. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders. A redemption of shares is generally a taxable event for shareholders, regardless of whether the redemption request is satisfied in cash or in kind. As with any security, a shareholder will also bear taxes on any capital gains from the sale of a security received in a redemption in kind.

Involuntary Redemptions of Your Shares

If your account balance drops below $100,000 in the case of Institutional Shares, $250 in the case of Advisor Shares, $250 in the case of Investor Shares, or $10,000,000 in the case of Class Z Shares because of redemptions you may be required to sell your shares. The Funds will provide you at least thirty (30) days’ written notice to give you sufficient time to add to your account and avoid the sale of your shares.

How to Exchange Shares

You may exchange your shares for the same share class of another Fund on any Business Day by contacting the Funds directly by mail or telephone by calling 1-866-260-9549 (toll free) or 312-557-5913. The exchange privilege may be changed or canceled at any time upon sixty (60) days’ written notice.

You may also exchange your shares of one class of a Fund for shares of another class of the same Fund, provided that you qualify as an eligible investor for the requested class at the time of the exchange. Investors are responsible for initiating an exchange request and all exchanges are subject to meeting any investment minimum or eligibility requirements. If you hold shares through a financial intermediary, your financial intermediary also may initiate an exchange between share classes in certain circumstances. You should consult your financial intermediary for details and read carefully any materials provided by the intermediary along with this prospectus. The Funds do not charge a fee for this privilege.

52

The Funds reserve the right to eliminate this exchange privilege at any time at its discretion and may refuse exchanges by any person or group if, in the Funds’ judgment, the Funds would potentially be adversely affected. Before making an exchange request, you should read the prospectus carefully, particularly since fees and expenses differ from one class to another. An exchange between classes of shares of the same Fund is generally not taxable for U.S. federal income tax purposes. However, investors generally will realize a taxable gain or loss when exchanging shares of a Fund for shares of another Fund. The Funds do not provide tax advice; you should consult your own tax advisor. If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds’ policy on excessive trading, see “Market Timing Policy” below.

Market Timing Policy

Each Fund is intended to be a long-term investment. Excessive purchases and redemptions of shares of a Fund in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term or efficient portfolio management strategies and increase the expenses of the Fund, to the detriment of long-term investors. Because each Fund, other than the TSW Core Plus Bond Fund, invests its assets in non-U.S. securities, investors may seek to take advantage of time zone differences between the non-U.S. markets on which a Fund’s portfolio securities trade and the time at which the NAV is calculated. For example, a market-timer may purchase shares of a Fund based on events occurring after non-U.S. market closing prices are established but before the NAV calculation, that are likely to result in higher prices in non-U.S. markets the next day. The market-timer would then redeem the Fund’s shares the next day when a Fund’s share price would reflect the increased prices in non-U.S. markets, realizing a quick profit at the expense of long-term Fund shareholders.

Excessive short-term trading may: (1) require a Fund to sell securities in the Fund’s portfolio at inopportune times to fund redemption payments, (2) dilute the value of shares held by long-term shareholders, (3) cause a Fund to maintain a larger cash position than would otherwise be necessary, (4) increase brokerage commissions and related costs and expenses, and (5) generate additional tax liability. Accordingly, the Board has adopted policies and procedures that seek to restrict market timing activity. Under these policies, the Funds periodically examine transactions that exceed monetary thresholds or numerical limits within certain time periods. If a Fund believes, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, a Fund may, with or without prior notice to the investor, reject further purchase or exchange orders from that investor, and disclaim responsibility for any consequential losses that the investor may incur related to the rejected purchases. Alternatively, the Funds may limit the amount, number, or frequency of any future purchases or exchanges and/or the method by which an investor may request future purchases and redemptions. A Fund’s response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Fund. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments, the Funds believes it is acting in a manner that is in the best interests of shareholders.

Financial intermediaries may establish omnibus accounts with the Funds through which they place transactions for their customers. Omnibus accounts include multiple investors and typically provide the Funds with a net purchase or redemption. The identity of individual investors ordinarily is not known to or tracked by the Funds. The Funds will enter into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing.

The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. While the Funds may monitor transactions at the omnibus account level, the netting effect makes it more difficult to identify and eliminate market-timing activities in omnibus accounts. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with a Fund may impose market timing policies that are more restrictive than the market timing policy adopted by the Board. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

53

Distribution Plans

The Funds have adopted a plan under Rule 12b-1 that authorizes Advisor Class and Investor Class shares to pay distribution fees. Fees under the plan will not exceed 0.10% for Advisor shares and 0.25% for Investor shares. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS

Fund Policy

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. The table below shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Distribution Frequency

Annually	Monthly	Quarterly
TSW Emerging Markets Fund	TSW High Yield Bond Fund* TSW Core Plus Bond Fund*	TSW Large Cap Value Fund

*	The TSW High Yield Bond Fund and TSW Core Plus Bond Fund intend to declare daily and pay monthly substantially all of its net investment income as dividends to its shareholders.

Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. Each Fund may distribute income dividends and capital gains more frequently, if necessary, to reduce or eliminate U.S. federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of a Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within five business days after the payable date.

Any undelivered checks or checks that are not cashed for six months may be deemed legally abandoned if an attempt to reach you to request a reissue of the check is not successful. The proceeds will then be escheated (transferred) to the appropriate state’s unclaimed property administration in accordance with statutory requirements.

TAXES

Distributions

The following information is provided to help you understand the U.S. federal income taxes you may have to pay on income dividends and capital gains distributions from a Fund, as well as on gains realized from your redemption of Fund shares. This discussion is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about U.S. federal, state or local, or non-U.S. tax consequences before making an investment in a Fund.

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, a Fund will not be subject to U.S. federal income taxes to the extent it timely distributes all of its net investment income and any net realized capital gains.

For U.S. federal income tax purposes, distributions of net investment income are taxable generally as ordinary income although certain distributions of qualified dividend income paid to a non-corporate US shareholder may be subject to income tax at the applicable rate for long-term capital gain.

Distributions of net capital gains (that is, the excess of net realized gains from the sale of investments that a Fund owned for more than one year over the net realized losses from investments that a Fund owned for one year or less) that are properly reported by a Fund as capital gain dividends will generally be taxable as long-term capital gain regardless of how long you have held your shares in the Fund.

54

Distributions of net realized short-term capital gain (that is, the excess of net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain to a corporate shareholder is taxed at the same rate as ordinary income.

If you are a taxable investor and invest in a Fund shortly before it makes a distribution, some of your investment may be returned to you in the form of a taxable distribution. Fund distributions will reduce the NAV per share. Therefore, if you buy shares after a Fund has experienced appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is commonly known as “buying a dividend.”

Distributions from a Fund (both taxable income dividends and capital gains) are normally taxable to you as ordinary income or long-term capital gains, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax). Due to the nature of the investment strategies used, distributions by a Fund generally are expected to consist primarily of income dividends and net realized capital gains; however, the nature of a Fund’s distributions could vary in any given year.

Each Fund will mail to each shareholder after the close of the calendar year a U.S. Internal Revenue Service (“IRS”) Form 1099 setting forth the U.S. federal income tax status of distributions made during the year. Income dividends and capital gains distributions also may be subject to state and local taxes.

Selling Shares

Selling, redeeming or exchanging your shares may result in a realized capital gain or loss, which is generally subject to U.S. federal income tax. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. For individuals, any long-term capital gains you realize from selling, redeeming, or exchanging Fund shares currently are taxed at preferential income tax rates. Short-term capital gains are taxed at ordinary income tax rates. For shares acquired on or after January 1, 2012, each Fund (or relevant broker or financial adviser) is required to compute and report to the IRS and furnish to Fund shareholders cost basis information when such shares are sold, redeemed, or exchanged. Each Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your U.S. federal and state income tax returns. A Fund’s shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

Backup Withholding

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that: (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You also may be subject to withholding if the IRS instructs a Fund to withhold a portion of your distributions or proceeds. You should be aware that a Fund may be fined by the IRS for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, a Fund may make a corresponding charge against the account.

Tax Status for Retirement Plans and Other Tax-Advantaged Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-advantaged account, dividend and capital gain distributions generally are not subject to current U.S. federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should consult with your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Net Investment Income Tax

An additional 3.8% tax may be imposed on distributions you receive from a Fund and gains from selling, redeeming, or exchanging your Fund shares.

55

SHAREHOLDER REPORTS AND OTHER INFORMATION

The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Funds at 866-260-9549 (toll free) or 312-557-5913 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

FINANCIAL HIGHLIGHTS

[To be filed by amendment.]

56

Perpetual Americas Funds Trust

Notice of Privacy Policy & Practices

I. SAFEGUARDING PRIVACY

We recognize and respect the privacy expectations of each of our investors and we believe the confidentiality and protection of investor information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Trust.

II. INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

•	Information we receive from you on applications or other forms (e.g. your name, address, date of birth, social security number and investment information);

•	Information about your transactions and experiences with us and our affiliates (e.g. your account balance, transaction history and investment selections); and

•	Information we obtain from third parties regarding their brokerage, investment advisory, custodial or other relationship with you (e.g. your account number, account balance and transaction history.

III. INFORMATION WE SHARE WITH SERVICE PROVIDERS

We may disclose all non-public personal information we collect, as described above, to companies (including affiliates) that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services provided they use the information solely for these purposes and they enter into confidentiality agreements regarding the information.

IV. INFORMATION WE MAY SHARE WITH AFFILIATES

If we have affiliates which are financial service providers that offer investment advisory, brokerage and other financial services, we may (subject to Board approval) share information among our affiliates to better assist you in achieving your financial goals.

V. SAFEGUARDING CUSTOMER INFORMATION

We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.

We will limit the collection and use of non-public customer information to the minimum necessary to deliver superior service to our customers which includes advising our customers about our products and services and to administer our business.

We will permit only authorized employees who are trained in the proper handling of non-public customer information to have access to that information.

We will not reveal non-public customer information to any external organization unless we have previously informed the customer in disclosures or agreements, have been authorized by the customer or are required by law or our regulators.

We value you as a customer and take your personal privacy seriously. We will inform you of our policies for collecting, using, securing and sharing nonpublic personal information the first time we do business and, except as described below, every year that you are a customer of the Trust, or anytime we make a material change to our privacy policy.

We may combine a privacy notice with another document (for example, an account statement, annual report, prospectus, trade confirmation) or may deliver the notice electronically where appropriate consent has been obtained. We generally will not deliver an annual notice as long as (i) we disclose non-public personal information only as described above policy, and (ii) we have not changed our policies and practices with regard to disclosing non-public personal information from the policies and practices that were disclosed in the most recent disclosure sent to consumers pursuant to this policy.

B-1

Investment Subadviser	For Additional Information, call
Thompson, Siegel & Walmsley LLC	866-260-9549 (toll free) or 312-557-5913
6641 W. Broad Street, Suite 600
Richmond, Virginia 23230

To Learn More

Investment Adviser
Perpetual Americas Funds Services 1 Congress Street, Suite 3101 Boston, Massachusetts 02114	Several additional sources of information are available to you. The Statement of Additional Information (“SAI”), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations.

Custodian
The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Independent Registered Public Accounting Firm [ ][ ]	Additional information about a Fund’s investments is available in the Trust’s annual and semi-annual report to shareholders and in Form N-CSR. In a Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s investment return during its last fiscal year. In Form N-CSR, you will find a Fund’s annual and semi-annual financial statements.

Legal Counsel Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199

Call the Funds at 866-260-9549 (toll free) or 312-557-5913

between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the Funds are open for business to request free copies of the SAI and the Trust’s annual and semi-annual reports, to request other information about the Funds, such as Fund financial statements, and to make shareholder inquiries. You may also visit the Funds on the web at www.perpetual.com to obtain free copies of the Trust’s SAI and annual and semi-annual reports, or write to the Trust at:

Distributor
Perpetual Americas Funds Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Perpetual Americas Funds Trust
c/o The Northern Trust Company
P.O. Box 4766
Chicago, Illinois 60680-4766

You may obtain reports and other information about the Funds on the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File Number: 811-23615

B-2

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state or jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION

Dated November 29, 2024

BARROW HANLEY CONCENTRATED

EMERGING MARKETS ESG

OPPORTUNITIES FUND

Institutional Shares (BEOIX)

Investor Shares (Not currently offered)

Advisor Shares (Not currently offered)

Class Z Shares (Not currently offered)

	BARROW HANLEY CREDIT OPPORTUNITIES FUND Institutional Shares (BCONX) Investor Shares (Not currently offered) Advisor Shares (Not currently offered) Class Z Shares (Not currently offered)	BARROW HANLEY EMERGING MARKETS VALUE FUND Institutional Shares (BEMVX) Investor Shares (Not currently offered) Advisor Shares (Not currently offered) Class Z Shares (Not currently offered)

BARROW HANLEY FLOATING RATE FUND Institutional Shares (BFRNX) Investor Shares (Not currently offered) Advisor Shares (Not currently offered) Class Z Shares (Not currently offered)	BARROW HANLEY INTERNATIONAL VALUE FUND Institutional Shares (BNIVX) Investor Shares (Not currently offered) Advisor Shares (Not currently offered) Class Z Shares (Not currently offered)	BARROW HANLEY TOTAL RETURN BOND FUND Institutional Shares (BTRIX) Investor Shares (Not currently offered) Advisor Shares (Not currently offered) Class Z Shares (Not currently offered)

BARROW HANLEY US VALUE OPPORTUNITIES FUND Institutional Shares (BVOIX) Investor Shares (Not currently offered) Advisor Shares (Not currently offered) Class Z Shares (Not currently offered)	JOHCM EMERGING MARKETS DISCOVERY FUND Institutional Shares (JOMMX) Advisor Shares (JOMEX) Investor Shares (Not currently offered) Class Z Shares (Not currently offered)	JOHCM EMERGING MARKETS OPPORTUNITIES FUND Institutional Shares (JOEMX) Advisor Shares (JOEIX) Investor Shares (JOEAX) Class Z Shares (Not currently offered)

JOHCM GLOBAL SELECT FUND Institutional Shares (JOGIX) Advisor Shares (JOGEX) Investor Shares (Not currently offered) Class Z Shares (Not currently offered)	JOHCM INTERNATIONAL OPPORTUNITIES FUND Institutional Shares (JOPSX) Advisor Shares (Not currently offered) Investor Shares (Not currently offered) Class Z Shares (Not currently offered)	JOHCM INTERNATIONAL SELECT FUND Institutional Shares (JOHIX) Investor Shares (JOHAX) Class Z Shares (Not currently offered)

REGNAN GLOBAL EQUITY IMPACT SOLUTIONS Institutional Shares (REGIX) Advisor Shares (Not currently offered) Investor Shares (Not currently offered) Class Z Shares (Not currently offered)

REGNAN SUSTAINABLE WATER

AND WASTE FUND

Institutional Shares (Not currently offered)

Advisor Shares (Not currently offered)

Investor Shares (Not currently offered)

Class Z Shares (Not currently offered)

TRILLIUM ESG GLOBAL EQUITY FUND Institutional Shares (PORIX) Investor Shares (PORTX) Advisor Shares (Not currently offered) Class Z Shares (Not currently offered)

TRILLIUM ESG SMALL/MID CAP FUND Institutional Shares (TSMDX) Investor Shares (Not currently offered) Advisor Shares (Not currently offered) Class Z Shares (Not currently offered)	TSW CORE PLUS BOND FUND Institutional Shares (TSWFX) Advisor Shares (Not currently offered) Investor Shares (Not currently offered) Class Z Shares (Not currently offered)	TSW EMERGING MARKETS FUND Institutional Shares (TSWMX) Advisor Shares (Not currently offered) Investor Shares (Not currently offered) Class Z Shares (Not currently offered)

TSW HIGH YIELD BOND FUND Institutional Shares (TSWHX) Advisor Shares (Not currently offered) Investor Shares (Not currently offered) Class Z Shares (Not currently offered)	TSW LARGE CAP VALUE FUND Institutional Shares (TSWEX) Advisor Shares (Not currently offered) Investor Shares (Not currently offered) Class Z Shares (Not currently offered)

STATEMENT OF ADDITIONAL INFORMATION

[ ]

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of each of the above listed funds (each, a “Fund” and collectively, the “Funds”). This SAI should be read in conjunction with the prospectus dated [ ]. A copy of the prospectus can be obtained at no charge by writing to the transfer agent, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, or by calling 866-260-9549 (toll free) or 312-557-5913. The Funds’ prospectuses (collectively, the “Prospectus”) are incorporated by reference into this SAI.

DESCRIPTION OF THE TRUST AND THE FUNDS

Perpetual Americas Funds Trust (the “Trust”) is a Massachusetts business trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) dated February 1, 2024. The Trust is an open-end investment company. The Declaration of Trust permits the Board of Trustees (“Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of help or interest to some investors. This Statement of Additional Information relates to all series of the Trust listed below under “Funds”.

Defined Term	Funds
Barrow Hanley Funds

Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund

Barrow Hanley Credit Opportunities Fund

Barrow Hanley Floating Rate Fund

Barrow Hanley Total Return Bond Fund

Barrow Hanley US Value Opportunities Fund

Barrow Hanley Emerging Markets Value Fund

Barrow Hanley International Value Fund

JOHCM Funds

JOHCM Emerging Markets Discovery Fund

JOHCM Emerging Markets Opportunities Fund

JOHCM Global Select Fund

JOHCM International Opportunities Fund

JOHCM International Select Fund

Regnan Global Equity Impact Solutions

Regnan Sustainable Water and Waste Fund

Trillium Funds	Trillium ESG Global Equity Fund Trillium ESG Small/Mid Cap Fund

TSW Funds	TSW Core Plus Bond Fund TSW Emerging Markets Fund TSW High Yield Bond Fund TSW Large Cap Value Fund

The Barrow Hanley Funds are subadvised by Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”). The Trillium Funds are subadvised by Trillium Asset Management, LLC (“Trillium”) and the TSW Funds are subadvised by Thompson, Siegel & Walmsley LLC (“TSW” and, collectively with Barrow Hanley and Trillium, the “Subadviser” or “Subadvisers”). The Barrow Hanley Funds, TSW Funds and Trillium Funds are collectively referred to as the “Subadvised Funds.” The investment adviser to each of the Subadvised Funds is Perpetual Americas Funds Services1 (“PAFS” or the “Adviser”).

For information concerning the purchase and redemption of shares of the Funds, see “How to Purchase Shares” and “How to Redeem Shares” in the Prospectus. For a description of the methods used to determine the share price and value of the Funds’ assets, see “Pricing Your Shares” in the Prospectus and “Determination of Share Price” in this Statement of Additional Information.

Barrow Hanley Funds

The investment subadviser to each of the Barrow Hanley Funds is Barrow, Hanley, Mewhinney & Strauss, LLC, subject to the supervision of the Board and PAFS. Each Barrow Hanley Fund is a diversified fund.

Each Barrow Hanley Fund listed in the table below was reorganized into the Trust on August 19, 2024 following shareholder approval. Each Barrow Hanley Fund commenced operations as of this date and assumed the financial and performance history of its corresponding predecessor fund, each a series of The Advisors’ Inner Circle Fund III (each a “Barrow Hanley Predecessor Fund,” and collectively, the “Barrow Hanley Predecessor Funds”). The investment adviser to the Barrow Hanley Predecessor Funds was Perpetual US Services, LLC, doing business as PGIA. Any historical information provided in this SAI for each of the Barrow Hanley Funds is that of its corresponding Barrow Hanley Predecessor Fund.

[1]	Perpetual Americas Funds Services is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

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Barrow Hanley Predecessor Fund	Barrow Hanley Fund
Barrow Hanley Concentrated Emerging Markets ESG	Barrow Hanley Concentrated Emerging Markets ESG
Opportunities Fund	Opportunities Fund
Barrow Hanley Credit Opportunities Fund	Barrow Hanley Credit Opportunities Fund
Barrow Hanley Floating Rate Fund	Barrow Hanley Floating Rate Fund
Barrow Hanley Total Return Bond Fund	Barrow Hanley Total Return Bond Fund
Barrow Hanley US Value Opportunities Fund	Barrow Hanley US Value Opportunities Fund
Barrow Hanley Emerging Markets Value Fund	Barrow Hanley Emerging Markets Value Fund
Barrow Hanley International Value Fund	Barrow Hanley International Value Fund

History of the Barrow Hanley Funds

Each of the Barrow Hanley Predecessor Funds listed in the table below is a successor to the fund listed opposite its name (each a “Barrow Hanley Private Predecessor Fund”). Each Barrow Hanley Private Predecessor Fund was a private fund managed by Barrow Hanley using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used by Barrow Hanley to manage the Barrow Hanley Private Predecessor Fund’s corresponding Barrow Hanley Predecessor Fund. Each Barrow Hanley Private Predecessor Fund contributed all of its assets to its corresponding Barrow Hanley Predecessor Fund on April 12, 2022 and subsequently dissolved.

Barrow Hanley Predecessor Fund	Barrow Hanley Private Predecessor Fund
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Barrow, Hanley, Mewhinney & Strauss LLC Concentrated Emerging Markets Fund
Barrow Hanley Credit Opportunities Fund	Barrow, Hanley, Mewhinney & Strauss LLC High Yield Fixed Income Fund
Barrow Hanley Floating Rate Fund	Barrow, Hanley, Mewhinney & Strauss LLC Bank Loan Fund
Barrow Hanley Total Return Bond Fund	Barrow, Hanley, Mewhinney & Strauss LLC Core Fixed Income Fund
Barrow Hanley US Value Opportunities Fund	Barrow, Hanley, Mewhinney & Strauss LLC Diversified Large Cap Value Fund[2]

JOHCM Funds

The investment adviser to each of the JOHCM Funds is JOHCM (USA) Inc (together with PAFS, the “Adviser”). Each JOHCM Fund is a diversified fund.

Each JOHCM Fund listed in the table below has assumed all of the assets and liabilities of its respective predecessor fund (each, a “JOHCM Predecessor Fund”). Each of JOHCM Emerging Markets Opportunities Fund, JOHCM Emerging Markets Discovery Fund, JOHCM Global Select Fund, JOHCM International Opportunities Fund and JOHCM International Select Fund was a series of Advisers Investment Trust prior to a reorganization which closed on July 19, 2021. The investment adviser to each of those JOHCM Predecessor Funds was J O Hambro Capital Management Limited. Any historical information provided in this SAI for a JOHCM Fund listed in the table below, prior to each JOHCM Fund’s respective date of reorganization, is that of the respective JOHCM Predecessor Fund.

JOHCM Predecessor Fund	JOHCM Fund
JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Opportunities Fund
JOHCM Emerging Markets Small Mid Cap Equity Fund	JOHCM Emerging Markets Discovery Fund
JOHCM Global Equity Fund	JOHCM Global Select Fund
JOHCM International Opportunities Fund	JOHCM International Opportunities Fund
JOHCM International Select Fund	JOHCM International Select Fund

[2]

On April 12, 2022, the Barrow, Hanley, Mewhinney & Strauss LLC Large Cap Value Fund, another private fund managed by Barrow Hanley, also contributed its assets to the Barrow Hanley US Value Opportunities Fund, a Barrow Hanley Predecessor Fund, and subsequently dissolved.

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Trillium Funds

The investment subadviser to each of the Trillium Funds is Trillium Asset Management, LLC, subject to the supervision of the Board and PAFS. Each Trillium Fund is a diversified fund.

Each of the Trillium ESG Global Equity Fund and the Trillium ESG Small/Mid Cap Fund was reorganized into the Trust on October 30, 2023 following shareholder approval. Each Trillium Fund commenced operations as of this date and assumed the financial and performance history of its corresponding predecessor fund, the Trillium ESG Global Equity Fund and Trillium ESG Small/Mid Cap Fund, respectively, each a series of Professionally Managed Portfolios (each a “Trillium Predecessor Fund,” and collectively the “Trillium Predecessor Funds”). The investment adviser to the Trillium Predecessor Funds was Trillium. Any historical information provided in this SAI for each of the Trillium Funds is that of its corresponding Trillium Predecessor Fund.

TSW Funds

The investment subadviser to each of the TSW Funds is Thompson, Siegel & Walmsley LLC, a Delaware limited liability company, subject to the supervision of the Board and PAFS. Each TSW Fund is a diversified fund.

The TSW Large Cap Value Fund has assumed all of the assets and liabilities of its predecessor fund, the TS&W Equity Portfolio (the “TSW Predecessor Fund”). The TS&W Equity Portfolio was a series of The Advisors’ Inner Circle Fund prior to a reorganization which closed on December 6, 2021. The investment adviser to the Predecessor Fund was TSW. Any historical information provided in this SAI for the TSW Large Cap Value Fund prior to its date of reorganization, is that of the TSW Predecessor Fund.

For information concerning the purchase and redemption of shares of the Funds, see “How to Purchase Shares” and “How to Redeem Shares” in the Prospectus. For a description of the methods used to determine the share price and value of the Funds’ assets, see “Pricing Your Shares” in the Prospectus and “Determination of Share Price” in this Statement of Additional Information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS AND RISKS

Investment Strategies and Risks

All principal investment strategies and risks of each Fund are discussed in its Prospectus. This section contains a more detailed discussion of some of the investments the Funds may make, some of the techniques the Funds may use, and the risks related to those techniques and investments. Additional non-principal strategies and risks also are discussed here.

Arbitrage Transactions

A Fund may engage in arbitrage transactions involving near contemporaneous purchase of securities on one market and sale of those securities on another market to take advantage of pricing differences between markets. To the extent a Fund engages in arbitrage transactions, it will incur a gain to the extent that proceeds exceed costs and a loss to the extent that costs exceed proceeds. The risk of an arbitrage transaction, therefore, is that the participating Fund may not be able to sell securities subject to an arbitrage at prices exceeding the costs of purchasing those securities.

Borrowing

Each Fund may borrow money equal to 33 1/3% of its total assets for cash management or investment purposes. Borrowing may exaggerate changes in the net asset value (“NAV”) of a Fund’s shares and in the return on the Fund’s portfolio. Although the principal of any borrowing will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risks that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

The Trust, on behalf of certain series of the Trust, has entered into a $150 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes. The Credit Agreement permits the Funds, and each fund in the Trust, to borrow up to an aggregate amount of $150 million, $50 million of which is committed (requires the lender to advance money to the borrower when requested) and $100 million of which is uncommitted (includes no obligation by the lender to loan funds when requested by the borrower) at any time outstanding, subject to asset coverage and other limitations as specified in the Credit Agreement. Borrowing results in interest expense and other fees and expenses that may impact the Funds’ expenses, including any net expense ratios. The costs of borrowing may reduce the total returns for a Fund. The Credit Agreement also imposes an ongoing commitment fee on undrawn committed amounts under the credit facility, which is allocated between the Funds participating in the credit facility, and, within each Fund, to each share class, on a pro rata basis, based on such Fund’s (or such share classes, as appropriate) average daily net asset value.

Commercial Paper, Cash and Other High Quality Investments

The Funds may purchase commercial paper. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance current operations. The Funds may only invest in commercial paper rated at least “Prime-2” or better by Moody’s or rated “A-2” or better by S&P or, if the security is unrated, the Subadviser or the Adviser determines that it is of equivalent quality. Each of the Funds may temporarily invest a portion of their assets in cash or other cash items pending other investments or to maintain liquid assets required in connection with some of the Funds’ investments. These cash items and other high quality debt securities may include fixed income securities issued by the governments, agencies or instrumentalities of the U.S. and other developed market countries (e.g., Japan and Canada), bankers’ acceptances, and bank certificates of deposit. If the Funds’ custodian (the “Custodian”) holds cash on behalf of a Fund, the Fund may be an unsecured creditor in the event of the insolvency of the Custodian. In addition, the Fund will be subject to credit risk with respect to the Custodian.

Convertible Securities

A convertible security is a security (a bond or preferred stock) that may be exchanged or converted at a stated price within a specified period into a specified number of shares of common stock of the same or a different issuer. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of

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the issuing company depending upon a market price advance in the convertible security’s underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

A contingent convertible security is a hybrid debt security typically issued by a non-U.S. bank that may be convertible into equity or may be written down if a pre-specified trigger event, such as a decline in capital ratio below a prescribed threshold, occurs. If such a trigger event occurs, a Fund may lose the principal amount invested on a permanent or temporary basis or the contingent convertible security may be converted to equity. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Due to uncertainty surrounding coupon payments, contingent convertible securities may be volatile, and their price may decline rapidly in the event that coupon payments are suspended. The value of contingent convertible securities is unpredictable, and holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

Corporate Debt Securities

Corporate debt securities may include investment grade bonds (defined as Baa3 or higher by Moody’s or BBB- or higher by S&P) or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”) or in unrated bonds that are determined by the Subadviser or the Adviser to be of comparable quality at the time of investment. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. In addition, the Funds may create “synthetic” bonds which approximate desired risk and return profiles. This may be done where a “non-synthetic” security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to non-U.S. withholding taxes).

All debt securities are subject to the risk of an issuer’s credit risk, which is the risk that the issuer will be unable to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. To the extent a Fund holds fixed income securities, it may also be subject to market risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of an issuer to make payments of principal and interest.

Currency Risk

The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding or other tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. An increase in the strength of the U.S. dollar relative to other currencies may cause the value of investments to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets causing a decline in value or liquidity in foreign holdings, whose value is tied to the affected foreign currency. Currency exchange rates can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, or by currency or exchange controls or political and economic developments in the United States or abroad. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints. In addition, costs will be incurred in connection with conversions between various currencies.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and options, and options on currencies. Those Funds may use such currency instruments for hedging, investment, and/or currency risk management. Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. A forward foreign currency contract can reduce a Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency. A Fund also may purchase or sell options on currencies. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. They may be traded on an exchange or in the OTC markets. Options on currencies traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using options. See “Foreign Currency Forward Contracts, Futures, and Options” below for additional information.

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Depositary Receipts

[The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. In certain cases, depositary receipts may also be issued through programs in local markets, such as Thai Non-voting Depositary Receipts. ADRs, in sponsored form, are designed for use in the U.S. securities markets. EDRs are the European equivalent of ADRs and are designed to attract investment capital from the European region. GDRs are designed to raise capital in the U.S. and foreign securities markets. The underlying shares of depositary receipts are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR, EDR or GDR. Unsponsored ADRs, EDRs and GDRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these unsponsored depositary receipts generally bear all the costs of the ADR, EDR or GDR facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Some Funds may also invest in certain depositary receipts without voting rights, for example, Thai NVDRs. Thai NVDRs are traded on the Stock exchange of Thailand and are similar to other depositary receipts, except that they do not allow the holder to participate in company decision making through voting. The securities underlying a Thai NVDR may include, ordinary shares, preferred shares, warrants or Transferable Subscription Rights. Unsponsored depositary receipts may carry more risk than sponsored depositary receipts because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs, EDRs and GDRs. Depositary Receipts also may be subject to liquidity risk.]

Equity Securities

Equity securities consist of common stock, preferred stock, securities convertible into common and preferred stock, rights, warrants, income trusts, and Master Limited Partnerships (“MLP”). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Preferred stocks represent an equity interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends or in the event of issuer liquidation or bankruptcy. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Convertible securities are bonds, debentures, notes, preferred stocks that may be converted or exchanged into shares of the underlying common stock at a stated exchange ratio. Income trusts and Master Limited Partnerships units are equity investments and may lack diversification as such trusts are primarily invested in oil and gas, pipelines, and other infrastructures whereas MLPs are primarily engaged in the transportation, storage, processing, refining, marketing, exploration, productions, and mining of minerals and natural resources. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Subadviser or the Adviser. As a result, the return and NAV of a Fund will fluctuate. Securities in the Funds’ portfolios may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Smaller Company Equity Securities. The Funds may invest in equity securities of companies with small market capitalizations. Such investments may involve greater risk than is usually associated with larger, more established companies. Companies with small market capitalizations often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalizations or market averages in general. To the extent a Fund invests in securities with small market capitalizations, the NAV of the Fund may fluctuate more widely than market averages.

Equity-Linked Instruments Risk

There is a risk that, in addition to market risk and other risks of the referenced equity security, a Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject a Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment.

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Exchange-Traded Notes (“ETNs”)

ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and exchange traded funds (“ETFs”). An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. ETNs are not registered or regulated as investment companies under the 1940 Act.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

Focused Investment Risk

Focusing investments in a particular market, sector or value chain (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain. Because the Regnan Sustainable Water and Waste Fund focuses on water- and waste-related investments, the Fund will be subject to a greater extent to risks associated with these value chains. Please see “Water-Related Risks” and “Waste-Related Risks” below for more information on these specific risks.

Waste-related risks. Companies operating in the waste water value chain can be affected by, among other things, availability and cost of labor to collect and transport waste, transportation costs, consumer and industry trends and subsequent waste volumes, regulatory changes on collection, and treatment of waste. These companies can also be affected by overall economic trends, government spending on related projects, and the cost of commodities.

Water-related risks. Companies operating in the water value chain can be affected by, among other things, irrigation and industrial usage trends, viability of infrastructure projects, regulatory changes on water usage, pricing, contamination and reusability, and environmental factors such as floods and droughts. These companies can also be affected by overall economic trends, interest rates, government spending on related projects, and the cost of commodities.

Foreign Currency Forward Contracts, Futures, and Options

When investing in foreign securities, a Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. A Fund incurs expenses in converting assets from one currency to another.

Forward Contracts. The Funds may enter into foreign currency forward contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date (“forward contracts”) for hedging purposes, either to “lock-in” the U.S. dollar purchase price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar, as well as for non-hedging purposes. The Funds may also enter into a forward contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency (“cross hedging”). Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on an exchange, including counterparty credit risk.

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Only a limited market, if any, currently exists for hedging transactions relating to currencies in many emerging market countries, or to securities of issuers domiciled or principally engaged in business in emerging market countries, in which the Funds may invest. This may limit a Fund’s ability to effectively hedge its investments in those emerging markets.

Foreign Currency Futures. Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the settlement date, for a pre-negotiated price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward contracts. The Subadviser or the Adviser will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. A Fund must accept or make delivery of the underlying foreign currency, through banking arrangements, in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

Foreign Currency Options. The Funds may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, or to protect against potential declines in its portfolio securities that are denominated in foreign currencies.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a “hedged” investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

As in the case of other kinds of options, the use of foreign currency options constitutes only a partial hedge, and the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may not necessarily constitute an effective hedge against fluctuations in exchange rates and, in the event of rate movements adverse to a Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Options on foreign currencies written or purchased by the Funds may be traded on U.S. or foreign exchanges or over the counter. There is no systematic reporting of last sale information for foreign currencies traded over the counter or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.

Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

Interest Rate Futures: An interest rate futures contract is an exchange-traded contract in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate futures contracts are U.S. Treasury futures and SOFR futures contracts. The specified security for U.S. Treasury futures is a U.S. Treasury security. The specified security for SOFR futures is the Secured Overnight Financing Rate (SOFR), which is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities.

Additional Risk Factors. As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. In that event, a Fund may convert such currencies into dollars at the then current exchange rate. Under certain circumstances, however, such as where the Subadviser or the Adviser believes that the applicable rate is unfavorable at the time the currencies are received or the Subadviser or the Adviser anticipates, for any other reason, that the exchange rate will improve, the Fund may hold such currencies for an indefinite period of time. In addition, a Fund may be required to receive delivery of the foreign currency underlying forward foreign currency contracts it has entered into. This could occur, for example, if an option written by the Fund is exercised or the Fund is unable to close out a forward contract. The Funds may hold foreign currency in anticipation of purchasing foreign securities.

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The Funds may also elect to take delivery of the currencies’ underlying options or forward contracts if, in the judgment of the Subadviser or the Adviser, it is in the best interest of a Fund to do so. In such instances as well, a Fund may convert the foreign currencies to dollars at the then current exchange rates, or may hold such currencies for an indefinite period of time.

While the holding of currencies will permit the Funds to take advantage of favorable movements in the applicable exchange rate, it also exposes the Funds to risk of loss if such rates move in a direction adverse to a Fund’s position. Such losses could reduce any profits or increase any losses sustained by the Funds from the sale or redemption of securities, and could reduce the dollar value of interest or dividend payments received. In addition, the holding of currencies could adversely affect a Fund’s profit or loss on currency options or forward contracts, as well as its hedging strategies.

Foreign and Emerging Markets Investments

Investing in foreign securities generally represents a greater degree of risk than investing in domestic securities, due to possible exchange controls or exchange rate fluctuations, limits on repatriation of capital, less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S., more volatile markets, potentially less securities regulation, less favorable tax provisions, political or economic instability, war, or expropriation. As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.

Certain Funds will also invest in countries or regions with relatively low gross national product per capita compared to the world’s major economies, and in countries or regions with the potential for rapid economic growth (emerging markets). The Subadviser or the Adviser includes within its definition of an emerging market country, any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low-to-middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); or (iii) listed in World Bank publications as developing.

The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Funds are uninvested and no return is earned thereon. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if deterioration occurs in an emerging market’s balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Funds of any restrictions on investments.

Certain European countries in which the Funds may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. On January 31, 2020, the United Kingdom (the “UK”) left the European Union (the “EU”) (commonly known as “Brexit”). An agreement between the UK and the EU governing their future trade relationship became effective January 1, 2021, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. There is still considerable uncertainty relating to the potential consequences of the exit, how the negotiations for new trade agreements will be conducted, and whether the UK’s exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on not only the UK and European economies, but the broader global economy, could be significant, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, or the abandonment of the Euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties.

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A Fund may, as part of its principal investment strategy, invest in frontier market countries. A sub-set of emerging markets, frontier markets are less developed than other emerging markets and are the most speculative. [The Funds consider frontier market countries to include all of the countries in the MSCI Frontier Markets Index.] Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. They have the least number of investors and may not have a stock market on which to trade. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers based in more developed foreign countries, including securities of issuers in larger emerging markets. Frontier markets generally receive less investor attention than developed markets or larger emerging markets. Most frontier markets consist chiefly of stocks of financial, telecommunications, and consumer companies that count on monthly payments from customers. Investments in this sector are typically illiquid, nontransparent, and subject to very low levels of regulation and high transaction fees. Frontier market investments may be subject to substantial political and currency risk. The risk of investing in frontier markets can be increased due to government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by frontier market countries or their trading partners; and the relatively new and unsettled securities laws in many frontier market countries. These risks can result in the potential for extreme price volatility.

Investments in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Funds.

Sovereign Debt Obligations. A Fund may, as part of its principal investment strategy, invest in sovereign debt obligations. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or reschedule of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

Foreign Agency Debt Obligations. A Fund may invest in uncollateralized bonds issued by agencies, subdivisions or instrumentalities of foreign governments. Bonds issued by these foreign government agencies, subdivisions or instrumentalities are generally backed only by the creditworthiness and reputation of the entities issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign agency’s operations and financial condition are influenced by the foreign government’s economic and other policies. Changes to the financial condition or credit rating of a foreign government may cause the value of debt issued by that particular foreign government’s agencies, subdivisions or instrumentalities to decline. During periods of economic uncertainty, the trading of foreign agency bonds may be less liquid while market prices may be more volatile than prices of other bonds. Additional risks associated with foreign agency investing include differences in accounting, auditing and financial reporting standards; adverse changes in investment or exchange control regulations; political instability; and potential restrictions on the flow of international capital.

Obligations of Supranational Entities. Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, World Bank, African

Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or “stockholders,” usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments.

Growth Investing Risk

The prices of growth stocks may be based largely on expectations of future earnings, and can decline rapidly and significantly in reaction to negative news about various factors, such as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over a short or long period of time. Growth stocks may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, at times when it holds investments in growth stocks, the Funds may underperform other investment funds that favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.

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Illiquid Securities

The Funds may invest in illiquid securities. Each Fund will invest no more than 15% of its net assets in illiquid securities, including repurchase agreements and time deposits of more than seven days’ duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay. The SEC has adopted a liquidity risk management rule (the “Liquidity Rule”) that requires the Funds to establish a liquidity risk management program (the “LRMP”). The Trustees, including a majority of the Trustees who are not “interested persons” (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust or of the Adviser (the “Independent Trustees”), have designated the Adviser to administer the Funds’ LRMP. Under the LRMP, the Adviser assesses, manages, and periodically reviews the Funds’ liquidity risk. The Liquidity Rule defines “liquidity risk” as the risk that the Funds could not meet requests to redeem shares issued by the Funds without significant dilution of remaining investors’ interests in the Funds. The liquidity of the Funds’ portfolio investments is determined based on relevant market, trading and investment-specific considerations under the LRMP. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, the Funds can expect to be exposed to greater liquidity risk. While the LRMP attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operations and may not reduce the liquidity risk inherent in a Fund’s investments. Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s LRMP. In many cases, those securities are traded in the institutional market under Rule 144A under the Securities Act of 1933, as amended and are called Rule 144A securities.

The SEC recently finalized rules that will require certain transactions involving U.S. Treasuries, including repurchase agreements, to be centrally cleared. Although the impact of these rules on the Funds is difficult to predict, they may reduce the availability or increase the costs of such transactions and may adversely affect a Fund’s performance.

Impact and Socially Responsible Investing

The application of a Fund’s impact and socially responsible investment criteria may affect a Fund’s exposure to certain sectors or types of investments and may impact a Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor with the market. Certain companies in which a Fund may invest may be dependent or significantly affected by developing technologies, short product life cycles, competition from new market entrants, fluctuations in energy prices and supply and demand of alternative energy sources. These investments may also be dependent on the government policies of U.S. and foreign governments, including tax incentives and subsidies, as well as on political support for certain environmental initiatives. In addition, under certain market conditions, a Fund may underperform funds that invest in a broader array of investments. There can be no assurance that the operations of a given issuer in which a Fund invests will in fact have the desired positive impact.

Initial Public Offerings (“IPOs”)

The Subadviser or the Adviser generally attempts to allocate IPOs on a pro rata basis. However, due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, pro rata allocation may not always be possible. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce a Fund’s performance. This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. By selling shares of an IPO, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Interest Rate Risk

Recently, there have been inflationary price movements which have caused fixed-income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute in the current market environment because the Federal Reserve Board recently raised rates and may continue to do so.

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Investment Grade Fixed Income Securities

Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the Adviser and Barrow Hanley. See “Appendix B – Ratings of Debt Instruments by Nationally Recognized Statistical Rating Organizations” for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer’s creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics and have speculative characteristics as well. Securities rated Baa3 by Moody’s Investor Services, Inc. (“Moody’s”) or BBB- by S&P Global Ratings (“S&P”) or higher are considered by those rating agencies to be “investment grade” securities, although Moody’s considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, the Adviser and Barrow Hanley will review the situation and take appropriate action with regard to the security.

Investment in the People’s Republic of China (“China”)

China is an emerging market, and as a result, investments in securities of companies organized and listed in China may be subject to liquidity constraints and significantly higher volatility, from time to time, than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. These factors may result in, among other things, a greater risk of stock market, interest rate, and currency fluctuations, as well as inflation.

Accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made, may be less available, or may be less reliable. It may also be difficult or impossible for a Fund to obtain or enforce a judgment in a Chinese court. In addition, periodically there may be restrictions on investments in Chinese companies. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Communist Chinese military companies” or in instruments that are derivative of, or are designed to provide investment exposure to, those companies. The universe of affected securities can change from time to time. As a result of an increase in the number of investors looking to sell such securities, or because of an inability to participate in an investment that the Adviser or Barrow Hanley otherwise believes is attractive, a Fund may incur losses. Certain securities that are or become designated as prohibited securities may have less liquidity as a result of such designation and the market price of such prohibited securities may decline, potentially causing losses to a Fund. In addition, the market for securities of other Chinese-based issuers may also be negatively impacted, resulting in reduced liquidity and price declines.

Additionally, in China, U.S. ownership of Chinese companies in certain sectors (including by U.S. persons and entities, inclusive of U.S. mutual funds) is prohibited. In order to facilitate non-U.S. investment, many Chinese companies have created VIEs that allow non-U.S. investors, through the use of contractual arrangements, to both exert a degree of control and to obtain substantially all of the economic benefits arising from a company without formal legal ownership. Although VIEs are a longstanding industry practice and have been well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. If the Chinese companies (or their officers, directors, or Chinese equity holders) breached their contracts or if Chinese officials and/or regulators withdraw their implicit acceptance of the VIE structure or if new laws, rules or regulations relating to VIE structures are adopted U.S. investors could suffer substantial, detrimental, and possibly permanent effects with little or no recourse available. VIE structures do not offer the same level of investor protections as direct ownership. Investors may experience losses if VIE structures are altered or disputes emerge over control of the VIE. In December, 2021, the China Securities Regulatory Commission and China’s National Development and Reform Commission published draft rules that, if declared effective, will establish a new regulatory framework for VIEs. These proposed rules acknowledge VIEs for the first time and propose the tightening of regulations around VIEs, however not all details on how these new regulations would work in practice are clear at this stage. It remains unclear whether any new laws, rules, or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders.

A Fund may incur losses due to limited investment capabilities, or may not be able to fully implement or pursue its investment objective or strategy, due to local investment restrictions, illiquidity of the Chinese domestic securities market, and/or delay or disruption in execution and settlement of trades.

Investments in China A Shares. A Fund may invest in A Shares of companies based in China through the Shanghai-Hong Kong Stock Connect program or Shenzhen-Hong Kong Stock Connect program (collectively, “Stock Connect”) subject to any applicable regulatory limits. Stock Connect is a securities trading and clearing linked program developed by Hong Kong Exchanges and Clearing

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Limited (“HKEx”), the Hong Kong Securities Clearing Company Limited (“HKSCC”), Shanghai Stock Exchange (“SSE”), Shenzhen Stock Exchange (“SZSE”) and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) with the aim of achieving mutual stock market access between China and Hong Kong. This program allows foreign investors to trade certain SSE-listed or SZSE-listed China A Shares through their Hong Kong based brokers. All Hong Kong and overseas investors in Stock Connect will trade and settle SSE or SZSE securities in the offshore Renminbi (“CNH”) only. A Fund will be exposed to any fluctuation in the exchange rate between the U.S. Dollar and CNH in respect of such investments.

By seeking to invest in the domestic securities markets of China via Stock Connect a Fund is subject to the following additional risks:

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General Risks. The relevant regulations are relatively untested and subject to change. There is no certainty as to how they will be applied, which could adversely affect the Fund. The program requires use of new information technology systems which may be subject to operational risk due to the program’s cross-border nature. If the relevant systems fail to function properly, trading in both Hong Kong and Chinese markets through the program could be disrupted. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when it is a normal trading day for the Chinese market but Stock Connect is not trading. As a result, the Fund may be subject to the risk of price fluctuations in China A Shares when the Fund cannot carry out any China A Shares trading.

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Foreign Shareholding Restrictions. The trading, acquisition, disposal and holding of securities under Stock Connect are subject at all times to applicable law, which imposes purchasing and holding limits. These limitations and restrictions may have the effect of restricting an investor’s ability to purchase, subscribe for or hold any China A Shares or to take up any entitlements in respect of such shares, or requiring an investor to reduce its holding in any securities, whether generally or at a particular point of time, and whether by way of forced sale or otherwise. As such, investors may incur loss arising from such limitations, restrictions and/or forced sale.

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China A Shares Market Suspension Risk. China A Shares may only be bought from, or sold to, the Fund at times when the relevant China A Shares may be sold or purchased on the relevant Chinese stock exchange. SSE and SZSE typically have the right to suspend or limit trading in any security traded on the relevant exchange if necessary to ensure an orderly and fair market and that risks are managed prudently. In the event of the suspension, the Fund’s ability to access the Chinese market will be adversely affected.

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Clearing and Settlement Risk. HKSCC and ChinaClear have established the clearing links and each will become a participant of each other to facilitate clearing and settlement of cross-boundary trades. For cross-boundary trades initiated in a market, the clearing house of that market will on one hand clear and settle with its own clearing participants and on the other hand undertake to fulfill the clearing and settlement obligations of its clearing participants with the counterparty clearing house. In the event ChinaClear defaults, HKSCC’s liabilities under its market contracts with clearing participants may be limited to assisting clearing participants with claims. It is anticipated that HKSCC will act in good faith to seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or the liquidation of ChinaClear. Regardless, the process of recovery could be delayed and the Fund may not fully recover its losses or its Stock Connect securities.

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Legal/Beneficial Ownership. Where securities are held in custody on a cross-border basis there are specific legal and beneficial ownership risks linked to the compulsory requirements of the local central securities depositaries, HKSCC and ChinaClear. As in other emerging markets, the legislative framework is only beginning to develop the concept of legal/formal ownership and of beneficial ownership or interest in securities. In addition, HKSCC, as nominee holder, does not guarantee the title to Stock Connect securities held through it and is under no obligation to enforce title or other rights associated with ownership on behalf of beneficial owners. Consequently, the courts may consider that any nominee or custodian as registered holder of Stock Connect securities would have full ownership thereof, and that those Stock Connect securities would form part of the pool of assets of such entity available for distribution to creditors of such entities and/or that a beneficial owner may have no rights whatsoever in respect thereof. Consequently, neither the Fund nor its custodian can ensure that the Fund’s ownership of these securities or title thereto is assured. To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, it should be noted that the Fund and its custodian will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC. In the event that the Fund suffers losses due to the negligence, or willful default, or insolvency of HKSCC, the Fund may not be able to institute legal proceedings, file any proof of claim in any insolvency proceeding or take any similar action. In the event of the insolvency of HKSCC, the Fund may not have any proprietary interest in the China A Shares traded through the Stock Connect program and may be an unsecured general creditor in respect of any claim the Fund may have in respect of them. Consequently, the value of the Fund’s investment in China A Shares and the amount of its income and gains could be adversely affected.

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Operational Risk. The HKSCC provides clearing, settlement, nominee functions and other related services in respect of trades executed by Hong Kong market participants. Chinese regulations which include certain restrictions on selling and buying will apply to all market participants. Trading via Stock Connect may require pre-delivery or pre-validation of cash or shares to or by a broker. If the cash or shares are not in the broker’s possession before the market opens on the day of selling, the sell order will be rejected. As a result, the Fund may not be able to purchase and/or dispose of holdings of China A Shares in a timely manner.

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Day Trading Restrictions. Day (turnaround) trading is not permitted through Stock Connect. Investors buying A Shares on day T can only sell the shares on and after day T+1 subject to any Stock Connect rules.

•	Quota Limitations. The Stock Connect program is subject to daily quota limitations which may restrict the Fund’s ability to invest in China A Shares through the program on a timely basis.

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Investor Compensation. The Fund will not benefit from the China Securities Investor Protection Fund in mainland China. The China Securities Investor Protection Fund is established to pay compensation to investors in the event that a securities company in mainland China is subject to compulsory regulatory measures (such as dissolution, closure, bankruptcy, and administrative takeover by the China Securities Regulatory Commission). Since the Fund is carrying out trading of China A Shares through securities brokers in Hong Kong, but not mainland China brokers, therefore, it is not protected by the China Securities Investor Protection Fund.

Tax within China. Dividends and distributions received by the Fund in respect of investments in A Shares via Stock Connect are subject to a 10% withholding tax (or a reduced treaty rate) levied by Chinese tax authorities. In addition, uncertainties in Chinese tax rules governing taxation of income and gains from such investments could result in unexpected tax liabilities for the Funds. A Fund’s investments in securities, including A Shares, issued by Chinese companies may cause the Fund to become subject to additional withholding and other taxes imposed by China.

If, in the future, China begins collecting capital gains taxes on investments through Stock Connect, a Fund could be subject to additional tax liability if the Fund determines that such liability cannot be reduced or eliminated by applicable tax treaties. The Chinese tax authorities may in the future issue further guidance in this regard and with potential retrospective effect. The negative impact of any such tax liability on a Fund’s return could be substantial.

In light of the uncertainty as to how gains or income that may be derived from a Fund’s investments in China will be taxed, the Fund reserves the right to provide for withholding tax on such gains or income and withhold tax for the account of the Fund. Withholding tax may already be withheld at a broker/custodian level.

Any tax provision, if made, will be reflected in the net asset value of a Fund at the time the provision is used to satisfy tax liabilities. If the actual applicable tax levied by the Chinese tax authorities is greater than that provided for by a Fund so that there is a shortfall in the tax provision amount, the net asset value of the Fund may suffer as the Fund will have to bear additional tax liabilities. In this case, then existing and new shareholders in the Fund will be disadvantaged. If the actual applicable tax levied by Chinese tax authorities is less than that provided for by a Fund so that there is an excess in the tax provision amount, shareholders who redeemed Fund shares before the Chinese tax authorities’ ruling, decision or guidance may have been disadvantaged as they would have borne any loss from the Fund’s overprovision. In this case, the then existing and new shareholders in the Fund may benefit if the difference between the tax provision and the actual taxation liability can be returned to the account of the Fund as assets thereof. Any excess in the tax provision amount shall be treated as property of the Fund, and shareholders who previously transferred or redeemed their Fund shares will not be entitled or have any right to claim any part of the amount representing the excess.

The Chinese rules for taxation of Stock Connect are evolving, and certain of the tax regulations to be issued by the State Administration of Taxation of China and/or Ministry of Finance of China to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Funds and their shareholders. The imposition of taxes, particularly on a retrospective basis, could have a material adverse effect on a Fund’s returns. Before further guidance is issued and is well established in the administrative practice of the Chinese tax authorities, the practices of the Chinese tax authorities that collect Chinese taxes relevant to a Fund may differ from, or be applied in a manner inconsistent with, the practices with respect to the analogous investments described herein or any further guidance that may be issued. The value of a Fund’s investment in China and the amount of its income and gains could be adversely affected by an increase in tax rates or change in the taxation basis.

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The above information is only a general summary of the potential Chinese tax consequences that may be imposed on the Funds and their shareholders either directly or indirectly and should not be taken as a definitive, authoritative or comprehensive statement of the relevant matter. Shareholders should seek their own tax advice on their tax position with regard to their investment in the Funds.

The Chinese government has implemented a number of tax reform policies in recent years. The current tax laws and regulations may be revised or amended in the future. Any revision or amendment in tax laws and regulations may affect the after-taxation profit of Chinese companies and foreign investors in such companies, such as the Funds.

Large Shareholder Risk

To the extent that a significant portion of a Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the subscription and redemption activities of these shareholders with regard to Fund shares could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). In addition, institutional separate accounts managed by the Manager may invest in the Fund and, therefore, the Manager at times may have discretionary authority over redemption decisions by a significant portion of the investor base holding shares of the Fund. In such instances, the Manager’s decision to make changes to or rebalance its client’s allocations in the separate accounts may impact the Fund’s performance.

Litigation and Enforcement Risk

The Funds may invest in companies involved in significant restructuring. These types of companies tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event a Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if the Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings may be charged with involvement in such violations. Furthermore, if persons associated with a company in which the Fund invested engages in such violations, the Fund could be exposed to losses.

Loans

The Funds may invest in fixed and floating rate loans (“Loans”). Loans may include senior floating rate loans (“Senior Loans”) and secured and unsecured loans, second lien or more junior loans (“Junior Loans”) and bridge loans or bridge facilities (“Bridge Loans”). Loans are typically arranged through private negotiations between borrowers in the U.S. or in foreign or emerging markets which may be corporate issuers or issuers of sovereign debt obligations (“Borrowers”) and one or more financial institutions and other lenders (“Lenders”). Generally, the Funds invest in Loans by purchasing assignments of all or a portion of Loans (“Assignments”) or Loan participations (“Participations”) from third parties.

A Fund has direct rights against the Borrower on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. With respect to Participations, typically, the Fund will have a contractual relationship only with the Lender and not with the Borrower. The agreement governing Participations may limit the rights of the Fund to vote on certain changes which may be made to the Loan agreement, such as waiving a breach of a covenant. However, the holder of a Participation will generally have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate. Participations may entail certain risks relating to the creditworthiness of the parties from which the participations are obtained.

A Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of Loan investors. The Agent typically administers and enforces the Loan on behalf of the other Loan investors in the syndicate. The Agent’s duties may include responsibility for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all Loan investors. The Agent is also typically responsible for monitoring compliance with the covenants contained in the Loan agreement based upon reports

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prepared by the Borrower. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan investors. In the event of a default by the Borrower, it is possible, though unlikely, that the Fund could receive a portion of the borrower’s collateral. If a Fund receives collateral other than cash, any proceeds received from liquidation of such collateral will be available for investment as part of the Fund’s portfolio.

In the process of buying, selling and holding Loans, the Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys or sells a Loan, it may pay a fee. In certain circumstances, the Fund may receive a prepayment penalty fee upon prepayment of a Loan.

Additional Information concerning Senior Loans. Senior Loans typically hold the most senior position in the capital structure of the Borrower, are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and shareholders of the Borrower. Collateral for Senior Loans may include (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights; and/or, (iv) security interests in shares of stock of subsidiaries or affiliates.

Additional Information concerning Junior Loans. Junior Loans include secured and unsecured loans including subordinated loans, second lien and more junior loans, and bridge loans. Second lien and more junior loans (“Junior Lien Loans”) are generally second or further in line in terms of repayment priority. In addition, Junior Lien Loans may have a claim on the same collateral pool as the first lien or other more senior liens or may be secured by a separate set of assets. Junior Loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Additional Information concerning Bridge Loans. Bridge Loans are short-term loan arrangements (e.g., 12 to 18 months) typically made by a Borrower in anticipation of intermediate-term or long-term permanent financing. Most Bridge Loans are structured as floating-rate debt with step-up provisions under which the interest rate on the Bridge Loan rises the longer the Loan remains outstanding. In addition, Bridge Loans commonly contain a conversion feature that allows the Bridge Loan investor to convert its Loan interest to senior exchange notes if the Loan has not been prepaid in full on or prior to its maturity date. Bridge Loans typically are structured as Senior Loans but may be structured as Junior Loans.

Additional Information concerning Unfunded Commitments. Unfunded commitments are contractual obligations pursuant to which a Fund agrees to invest in a Loan at a future date. Typically, a Fund receives a commitment fee for entering into the Unfunded Commitment.

Additional Information concerning Synthetic Letters of Credit. Loans may include synthetic letters of credit. In a synthetic letter of credit transaction, the Lender typically creates a special purpose entity or a credit-linked deposit account for the purpose of funding a letter of credit to the borrower. When a Fund invests in a synthetic letter of credit, the Fund is typically paid a rate based on the Lender’s borrowing costs and the terms of the synthetic letter of credit. Synthetic letters of credit are typically structured as Assignments with the Fund acquiring direct rights against the Borrower.

Risk Factors of Loans. Loans are subject to the risks associated with debt obligations in general including interest rate risk, credit risk and market risk. When a Loan is acquired from a Lender, the risk includes the credit risk associated with the Borrower of the underlying Loan. A Fund may incur additional credit risk when the Fund acquires a participation in a Loan from another lender because the Fund must assume the risk of insolvency or bankruptcy of the other lender from which the Loan was acquired. To the extent that Loans involve Borrowers in foreign or emerging markets, such Loans are subject to the risks associated with foreign investments or investments in emerging markets in general. The following outlines some of the additional risks associated with Loans.

High Yield Securities Risk. The Loans that a Fund invests in may not be rated by an NRSRO, will not be registered with the Securities and Exchange Commission (“SEC”) or any state securities commission and will not be listed on any national securities exchange. To the extent that such high yield Loans are rated, they typically will be rated below investment grade and are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Non-Investment-Grade Debt Securities.” Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably.

Liquidity Risk. Loans that are deemed to be liquid at the time of purchase may become illiquid or less liquid. No active trading market may exist for certain Loans and certain Loans may be subject to restrictions on resale or have a limited secondary market. Certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The inability to dispose of certain Loans in a timely fashion or at a favorable price could result in losses to the Fund.

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Collateral and Subordination Risk. With respect to Loans that are secured, a Fund is subject to the risk that collateral securing the Loan will decline in value or have no value or that the Fund’s lien is or will become junior in payment to other liens. A decline in value of the collateral, whether as a result of market value declines, bankruptcy proceedings or otherwise, could cause the Loan to be under collateralized or unsecured. In such event, the Fund may have the ability to require that the Borrower pledge additional collateral. The Fund, however, is subject to the risk that the Borrower may not pledge such additional collateral or a sufficient amount of collateral. In some cases, there may be no formal requirement for the Borrower to pledge additional collateral. In addition, collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a Borrower’s obligation on a Loan. If the Fund were unable to obtain sufficient proceeds upon a liquidation of such assets, this could negatively affect Fund performance.

If a Borrower becomes involved in bankruptcy proceedings, a court may restrict the ability of a Fund to demand immediate repayment of the Loan by Borrower or otherwise liquidate the collateral. A court may also invalidate the Loan or a Fund’s security interest in collateral or subordinate the Fund’s rights under a Senior Loan or Junior Loan to the interest of the Borrower’s other creditors, including unsecured creditors, or cause interest or principal previously paid to be refunded to the Borrower. If a court required interest or principal to be refunded, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the Loan collateral to the Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in Loan collateral. If a Fund’s security interest in Loan collateral is invalidated or a Senior Loan were subordinated to other debt of a Borrower in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Fund could have to refund interest. Lenders and investors in Loans can be sued by other creditors and shareholders of the Borrowers. Losses can be greater than the original Loan amount and occur years after the principal and interest on the Loan have been repaid.

Agent Risk. Selling Lenders, Agents and other entities who may be positioned between a Fund and the Borrower will likely conduct their principal business activities in the banking, finance and financial services industries. Investments in Loans may be more impacted by a single economic, political or regulatory occurrence affecting such industries than other types of investments. Entities engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, government regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally. An Agent, Lender or other entity positioned between a Fund and the Borrower may become insolvent or enter Federal Deposit Insurance Corporation (“FDIC”) receivership or bankruptcy.

A Fund might incur certain costs and delays in realizing payment on a Loan or suffer a loss of principal and/ or interest if assets or interests held by the Agent, Lender or other party positioned between the Fund and the Borrower are determined to be subject to the claims of the Agent’s, Lender’s or such other party’s creditors.

Junior Loan Risk. Junior Loans are subject to the same general risks inherent to any Loan investment. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower. Junior Loans that are Bridge Loans generally carry the expectation that the Borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the Bridge Loan investor to increased risk. A Borrower’s use of Bridge Loans also involves the risk that the Borrower may be unable to locate permanent financing to replace the Bridge Loan, which may impair the Borrower’s perceived creditworthiness.

Mezzanine Loan Risk. In addition to the risk factors described above, mezzanine loans are subject to additional risks. Unlike conventional mortgage loans, mezzanine loans are not secured by a mortgage on the underlying real property but rather by a pledge of equity interests (such as a partnership or limited liability company membership) in the property owner or another company in the ownership structures that has control over the property. Such companies are typically structured as special purpose entities. Generally, mezzanine loans may be more highly leveraged than other types of Loans and subordinate in the capital structure of the Borrower. While foreclosure of a mezzanine loan generally takes substantially less time than foreclosure of a traditional mortgage, the holders of a mezzanine loan have different remedies available versus the holder of a first lien mortgage loan. In addition, a sale of the underlying real property would not be unencumbered, and thus would be subject to encumbrances by more senior mortgages and liens of other creditors. Upon foreclosure of a mezzanine loan, the holder of the mezzanine loan acquires an equity interest in the Borrower. However, because of the subordinate nature of a mezzanine loan, the real property continues to be subject to the lien of the mortgage and other liens encumbering the real estate. In the event the holder of a mezzanine loan forecloses on its equity collateral, the holder may need to cure the Borrower’s existing mortgage defaults or, to the extent permissible under the governing agreements, sell the property to pay off other creditors. To the extent that the amount of mortgages and senior indebtedness and liens exceed the value of the real estate, the collateral underlying the mezzanine loan may have little or no value.

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Foreclosure Risk. There may be additional costs associated with enforcing a Fund’s remedies under a Loan including additional legal costs and payment of real property transfer taxes upon foreclosure in certain jurisdictions. As a result of these additional costs, the Fund may determine that pursuing foreclosure on the Loan collateral is not worth the associated costs. In addition, if the Fund incurs costs and the collateral loses value or is not recovered by the Fund in foreclosure, the Fund could lose more than its original investment in the Loan. Foreclosure risk is heightened for Junior Loans, including certain mezzanine loans.

Benchmark and Reference Rate Risk. The London Interbank Offered Rate (LIBOR) was the offered rate at which major international banks could obtain wholesale, unsecured funding. The terms of debt instruments and other investments and transactions (including certain derivatives transactions) to which a Fund may be a party were historically tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Index Average for GBP LIBOR) and the transition to new reference rates continues. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly but the full impact of the transition on the Funds or the financial instruments in which a Fund invests cannot yet be fully determined.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

Bank Loan Risk. The Funds may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on a Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Furthermore, transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations. To the extent that extended settlement creates short-term liquidity needs, a Fund may satisfy these needs by holding additional cash or selling other investments (potentially at an inopportune time, which could result in losses to the Fund). Bank loans may not be considered “securities,” and purchasers, such as the Funds, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Loan assignments are investments in all or a portion of certain bank loans purchased from the lenders or from other third parties. The purchaser of an assignment typically will acquire direct rights against the borrower under the loan. While the purchaser of an assignment typically succeeds to all the rights and obligations of the assigning lender under the loan agreement, because assignments are arranged through private negotiations between potential assignees and assignors, or other third parties whose interests are being assigned, the rights and obligations acquired by a Fund may differ from and be more limited than those held by the assigning lender.

A holder of a loan participation typically has only a contractual right with the seller of the participation and not with the borrower or any other entities positioned between the seller of the participation and the borrower. As such, the purchaser of a loan participation assumes the credit risk of the seller of the participation, and any intermediary entities between the seller and the borrower, in addition to the credit risk of the borrower. When a Fund holds a loan participation, it will have the right to receive payments of principal, interest and fees to which it may be entitled only from the seller of the participation and only upon receipt of the seller of such payments from the borrower or from any intermediary parties between the seller and the borrower. Additionally, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, will have no voting, consent or set-off rights under the loan agreement and may not directly benefit from the collateral supporting the loan although lenders that sell participations generally are required to distribute liquidation proceeds received by them pro rata among the holders of such participations. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the seller or intermediary. If the borrower fails to pay principal and interest when due, the Fund may be subject to greater delays, expenses and risks than those that would have been involved if the Fund had purchased a direct obligation of such borrower.

The investment managers may from time to time have the opportunity to receive material, non-public information (“Confidential Information”) about the borrower, including financial information and related documentation regarding the borrower that is not publicly available. Pursuant to applicable policies and procedures, the investment managers may (but are not required to) seek to avoid receipt of Confidential Information from the borrower so as to avoid possible restrictions on its ability to purchase and sell

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investments on behalf of a Fund and other clients to which such Confidential Information relates (e.g., publicly traded securities issued by the borrower). In such circumstances, the Fund (and other clients of the investment managers) may be disadvantaged in comparison to other investors, including with respect to the price the Fund pays or receives when it buys or sells a bank loan. Further, the investment managers’ abilities to assess the desirability of proposed consents, waivers or amendments with respect to certain bank loans may be compromised if it is not privy to available Confidential Information. The investment managers may also determine to receive such Confidential Information in certain circumstances under its applicable policies and procedures. If the investment managers intentionally or unintentionally come into possession of Confidential Information, they may be unable, potentially for a substantial period of time, to purchase or sell publicly traded securities to which such Confidential Information relates.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent a Fund from implementing its investment strategies and achieving its investment objectives, and increase a Fund’s exposure to the other risks. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. War, terrorism, public health crises, and geopolitical events, such as sanctions, tariffs, trade disputes, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk.

Natural and environmental disasters, such as earthquakes and tsunamis, can be highly disruptive to economies and markets, adversely impacting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Similarly dramatic disruptions can be caused by communicable diseases, epidemics, pandemics, plagues and other public health crises.

Communicable diseases, including those that result in pandemics or epidemics, may pose significant threats to human health, and such diseases, along with any efforts to contain their spread, may be highly disruptive to both global and local economies and markets, with significant negative impact on individual issuers, sectors, industries, and asset classes. Significant public health crises, including those triggered by the transmission of a communicable disease and efforts to contain it may result in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could impair a Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Fund’s service providers, adversely affect the value and liquidity of a Fund’s investments, and negatively impact a Fund’s performance, and overall prevent a Fund from implementing its investment strategies and achieving its investment objective.

Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the values of investments traded in these markets, including investments held by a Fund.

Market disruptions, including sudden government interventions (e.g., currency controls), can also prevent a Fund from implementing its investment strategies efficiently and achieving its investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause a Fund’s derivatives counterparties to discontinue offering derivatives on some underlying securities, reference rates, or indices, or to offer them on a more limited basis.

While the U.S. government has honored its credit obligations continuously for more than 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a Fund’s investments. Similarly, political events within the U.S. can result in the shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.

Unexpected political, regulatory and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The current political climate and the further escalation of a trade war between China and the United States may have an adverse effect on

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both the U.S. and Chinese economies, as each country has imposed tariffs on the other country’s products. In January 2020, the U.S. and China signed a “Phase 1” trade agreement that reduced some U.S. tariffs on Chinese goods while boosting Chinese purchases of American goods. However, this agreement left in place a number of existing tariffs, and it is unclear whether further trade agreements may be reached in the future. Events such as these and their impact on a Fund are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. In addition, sanctions imposed on Russia, Russian individuals, and Russian corporate and banking entities by the U.S. and other countries, and any sanctions imposed in the future, may have a significant adverse impact on the Russian economy and related markets. Such actions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, securities market trading halts related to the conflict could adversely impact the value and liquidity of a Fund’s holdings and could impair a Fund’s ability to transact in and/or value portfolio securities. The ramifications of the conflict and related sanctions may negatively impact other regional and global financial markets (including in Europe and the U.S.), companies in other countries (including those that have done business in Russia), and various sectors, industries and markets for securities and commodities, such as oil and natural gas. The price and liquidity of a Fund’s investments may fluctuate widely as a result of the conflict and related events. The extent and duration of the military conflict or future escalation of such hostilities (including cyberattacks), the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant adverse impact on Fund performance and the value of an investment in a Fund.

Master Limited Partnerships (MLP)

The Funds may invest in limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invest in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement. MLPs make distributions that are similar to dividends, and these are generally paid out on a quarterly basis. Some distributions received by a Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs and the MLPs’ distribution policies. Generally speaking, MLP investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would result in higher interest expense. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to transact accretive acquisitions.

MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. To the extent that a MLP’s interests are all in a particular industry, the MLP will, accordingly, be negatively impacted by economic events impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

For purposes of qualifying as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), a Fund is not permitted to invest more than 25% of the value of its total assets in MLPs treated as “qualified publicly traded partnerships” for U.S. federal income tax purposes. Additionally, while MLPs are typically treated as partnerships for U.S. federal income tax purposes, changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures and could have the effect of reducing the amount of cash available for distribution by the MLP, resulting in a reduction of the value of a Fund’s investment in the MLP and lower income to the Fund. Changes in the laws, regulations or related interpretations relating to a Fund’s investments in MLPs could increase the Fund’s expenses, reduce its cash distributions, negatively impact the value of an investment in an MLP, or otherwise impact the Fund’s ability to implement its investment strategy. See the “Tax Considerations” section of the SAI for more information about these and other special tax considerations that can arise in respect of a Fund’s investments in MLPs.

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Models and Data Risk

The Subadviser or the Adviser may utilize various proprietary quantitative models in connection with providing investment management services to a Fund. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial loss. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for a Fund. Investments selected using the models may perform differently than expected as a result of, among other things, the market factors used in creating models, the weight given to each such market factor, changes from the market factors’ historical trends and technical issues in the construction and implementation of the models (e.g., data problems, and/or software issues). The Subadviser’s or the Adviser’s judgments about the weightings among various models and strategies may be incorrect, adversely affecting performance.

Mortgage-Backed Securities

Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Subadviser or the Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Other asset-backed securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to prepayment risk. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure that the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Funds may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

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Municipal Bonds and Municipal Securities Risks

Government obligations in which the Funds may invest also include municipal securities, which are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from U.S. federal income tax.

Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation and the rating(s) of the issue. Contrary to historical trends, in recent years, the market has encountered increased rates of default and lower yields on municipal bonds. This is a product of significant reductions in revenues for many states and municipalities as well as residual effects of a generally weakened economy.

Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Since some municipal securities may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market. Interest on municipal obligations, while generally exempt from U.S. federal income tax, may not be exempt from U.S. federal alternative minimum tax.

The interest rates on inverse floating rate municipal securities bear an inverse relationship to the interest rate on another security or the value of an index. The market value of the inverse floating rate security will vary inversely with changes in market interest rates and will be more volatile in response to interest rate changes than that of a fixed rate obligation. An investment in these securities typically will involve greater risk than an investment in a fixed rate security. Inverse floating rate instruments may be considered to be leveraged, including if their interest rates vary by a magnitude that exceeds the magnitude of a change in a reference rate of interest (typically a short-term interest rate). As a result, the market prices of inverse floating rate securities may be highly sensitive to changes in interest rates and in prepayment rates on the underlying securities and may decrease significantly when interest rates increase or prepayment rates change.

Non-Investment-Grade Debt Securities

The Funds may invest in non-investment-grade securities. Non-investment-grade securities, also referred to as “high yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a NRSRO (for example, lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard & Poor’s) or are determined to be of comparable quality by the Subadviser or the Adviser. These securities are generally considered to be, on balance, highly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities held by the Fund defaults, in addition to risking payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery.

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The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of the Fund to sell a high yield security or the price at which the Fund could sell a high yield security, and could adversely affect the daily NAV of Fund Shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

A Fund will not necessarily dispose of a security if a credit-rating agency downgrades the rating of the security below its rating at the time of purchase.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks

The Funds may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Funds.

Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

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Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid investments.

•	Unsecured Bank Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry.

Options

The Funds may invest in covered put and covered call options and write covered put and covered call options on securities in which it may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

A Fund may write put and call options on securities only if they are “covered,” and such options must remain “covered” as long as the Fund is obligated as a writer. Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Funds will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. A call option is also covered if a Fund maintains appropriate liquid securities with a value equal to the strike price or holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if appropriate liquid assets representing the difference are segregated by the Fund. A put option is “covered” if a Fund maintains appropriate liquid securities with a value equal to the exercise price, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

There are numerous risks associated with transactions in options. The principal factors affecting the market value of an option include supply and demand, interest rates, current market price of the underlying index or security in relation to the exercise price of the option, the actual or perceived volatility of the underlying index or security and the time remaining until the expiration date. The premium received for an option written by a Fund is recorded as an asset of the Fund and its obligation under the option contract as an equivalent liability. A Fund then adjusts over time the liability as the market value of the option changes. The value of each written option will be marked to market daily.

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A decision as to whether, when and how to write call options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The Funds may write straddles (covered or uncovered) consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities, all settlements are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

Because the exercise of index options is settled in cash, sellers of index call options cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. When a call option sold by a Fund is exercised or closed out, a Fund may be required to sell portfolio securities or to deliver portfolio securities to the option purchaser to satisfy its obligations when it would not otherwise choose to do so, or a Fund may choose to sell portfolio securities to realize gains to offset the losses realized upon option exercise. Such sales or delivery would involve transaction costs borne by a Fund and may also result in realization of taxable capital gains, including short-term capital gains taxed to individuals at ordinary income tax rates, and may adversely impact a Fund’s after-tax returns.

OTC Options Risks. The Funds may be required to treat as illiquid OTC options purchased and securities being used to cover certain written OTC options, and it will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment. The Funds may also purchase and write so-called dealer options.

Participants in OTC options markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets and therefore OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives.

Other Investment Companies

The Funds may invest in securities issued by other investment companies, including shares of money market funds, ETFs, open-end and closed-end investment companies, real estate investment trusts, and passive foreign investment companies.

ETFs may not be actively managed. Rather, an ETF’s objective may track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, a Fund may have a greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities. Because of this, an ETF’s price can be volatile. In addition, the results of an ETF will not match the performance of the specified index due to reductions in the ETF’s performance attributable to transaction and other expenses, including fees paid by the ETF to service providers.

The value of commodity-linked ETFs may be affected by changes in overall market movements, commodity index volatility, change in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. The prices of commodity-related ETFs may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks, bonds and cash.

The Funds may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of a Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Also, there may be a limited secondary market for shares of closed-end funds.

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Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure.

Shares of closed-end funds and ETFs are not individually redeemable, but are traded on securities exchanges. The prices of such shares are based upon, but not necessarily identical to, the value of the securities held by the issuer. There is no assurance that the requirements of the securities exchange necessary to maintain the listing of shares of any closed-end fund or ETF will continue to be met.

Real estate investment trusts (“REITs”) are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for favorable tax treatment under the Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include limited financial resources, infrequent or limited trading, and more abrupt or erratic price movements than larger company securities. In addition, small capitalization stocks, such as certain REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Some of the countries in which the Funds may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government-approved or government-authorized investment vehicles, which may include other investment companies. These funds may also invest in other investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

[The Fund may invest in a cash-sweep program administered by the Northern Trust Company, the Fund’s Administrator, through which the Fund’s cash holdings are placed in the Northern Institutional Funds Treasury Portfolio (the “Cash Sweep Portfolio”) a money market fund pursuant to Rule 2a-7 of the 1940 Act. All sweep vehicles, whether or not registered under the 1940 Act, carry certain risks. For example, money market fund sweep vehicle, such as the Cash Sweep Portfolio, are subject to market risks and are not subject to FDIC protection. As a shareholder of the Cash Sweep Portfolio, the Fund would bear, along with other shareholders, its pro rata portion of the Cash Sweep Portfolio’s expenses, including any advisory and administrative fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.]

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Preferred Stock

Preferred stocks, like some debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to a Fund. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issue. Preferred stocks lack voting rights and the Subadviser or the Adviser may incorrectly analyze the security, resulting in a loss to a Fund.

Regulatory Risk

Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of a Fund to achieve its investment objective and could increase the operating expenses of the Fund.

REIT Risk

Real Estate Investment Trusts (“REITs”) are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Repurchase Agreements

To maintain liquidity, each Fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks.

A repurchase agreement is a transaction in which a Fund purchases a security and, at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future. The resale price is in excess of the purchase price, as it reflects an agreed-upon market interest rate effective for the period of time during which the Fund holds the securities. Repurchase agreements may be viewed as a type of secured lending. The purchaser maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement is required to provide additional collateral so that all times the collateral is at least 102% of the repurchase price.

The majority of these transactions run from day to day and not more than seven days from the original purchase. However, the maturities of the securities subject to repurchase agreements are not subject to any limits and may exceed one year. The securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest. A Fund’s risk is limited to the ability of the seller to pay the agreed-upon sum on the delivery date.

Although repurchase agreements carry certain risks not associated with direct investments in securities, each Fund intends to enter into repurchase agreements only with banks and dealers believed by the Subadviser or the Adviser to present minimum credit risks in accordance with guidelines established by the Board of Trustees.

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Restricted Securities

The Funds may purchase restricted securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the “1933 Act”) or an exemption from registration. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest into the Adviser.

Reverse Repurchase Agreements

Reverse repurchase agreements are transactions in which the Funds sell portfolio securities to financial institutions, such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Funds. Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by a Fund may increase the Fund’s volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Rights

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The risk of investing in a right is that the right may expire prior to the market value of the common stock exceeding the price fixed by the right.

Risks of Derivatives Generally

Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying asset(s). Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

A Fund investing in derivatives will be subject to credit risk with respect to the counterparties to any over-the-counter derivatives contracts purchased by a Fund as well as the clearing broker and clearing houses through which the Fund maintains its futures, exchange-listed and other cleared derivatives. If a counterparty (including a clearing broker or clearing house) becomes bankrupt or otherwise fails to perform its obligations, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. A Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Subadviser’s’s or the Adviser’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

U.S. and non-U.S. legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act have resulted in, and may in the future result in, substantial regulation of derivative instruments and a Fund’s use of such instruments. Such regulations could, among other things, restrict a Fund’s ability to engage in derivative transactions (for example, by making certain types of derivative instruments or transactions no longer available to a Fund), establish mandatory clearing margin requirements and/or increase the costs of derivatives transactions, and the Fund may as a result be unable to execute its investment strategies in a manner its portfolio managers might otherwise choose.

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Rule 18f-4 under the 1940 Act regulates registered investment companies’ use of derivatives and certain financing transactions (e.g., reverse repurchase agreements). Among other things, Rule 18f-4 requires that funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. Funds that use derivative instruments (beyond certain currency and interest rate hedging transactions) in a limited amount are not subject to the full requirements of Rule 18f-4. Rule 18f-4 could restrict a Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Fund.

The Trust, on behalf of the Funds, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Funds’ operation. Accordingly, the Funds are not currently subject to registration or regulation as a commodity pool operator.

Participatory Notes & Other Equity-Linked Instruments Risk. Each of the Funds may invest in equity-linked instruments, including participatory notes. Participatory notes issued by banks or broker-dealers are designed to replicate the performance of certain non-U.S. companies traded on a non-U.S. exchange. Participatory notes are a type of equity-linked instrument that generally are traded over-the-counter. Even though a participatory note is intended to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain or lose more in absolute terms than they would have made or lost had they invested in the underlying securities directly, the performance results of participatory notes (like all equity-lined instruments) will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in equity-linked instruments like participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, equity-lined instruments are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Such instruments generally constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them, and each Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under the instrument against the issuers of the securities underlying such participatory notes. There can be no assurance that the trading price or value of equity-linked instruments will equal the value of the underlying value of the equity securities they seek to replicate.

Securities Issued in PIPE Transactions

Some Funds may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by the Fund in such transactions are subject to resale restrictions under securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by a Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require the Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, a Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by the Fund may be deemed illiquid.

Short Sales

The Funds may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

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Structured Investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured instruments include structured notes. In addition to the risks applicable to investments in structured investments and debt securities in general, structured notes bear the risk that the issuer may not be required to pay interest on the structured note if the index rate rises above or falls below a certain level. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Structured investments include a wide variety of instruments including, without limitation, collateralized debt obligations, credit linked notes, and participation notes and participatory notes.

Sustainable Investing Risk

Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Funds may forgo some market opportunities available to funds that do not use sustainability criteria. A Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Because the Subadviser or the Adviser evaluates environmental, social and governance (“ESG”) metrics when selecting certain securities, a Fund’s portfolio may perform differently than funds that do not use ESG metrics. ESG metrics may prioritize long term rather than short term returns. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, there is a risk that the securities identified by the Subadviser or the Adviser to fit within its sustainability criteria do not operate as anticipated. Although the Subadviser or the Adviser seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, a Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. The Subadviser’s or the Adviser’s exclusion of certain investments from a Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well.

Swaps Risk

A Fund may enter into various different swaps, such as total return swaps, interest rate swaps, and credit default swaps, depending on a Fund’s investment objective and policies. Swap contracts are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years. Under a typical swap, one party may agree to pay a fixed rate or a floating rate determined by reference to a specified instrument, rate, or index, multiplied in each case by a specified amount (“notional amount”), while the other party agrees to pay an amount equal to a different floating rate multiplied by the same notional amount. On each payment date, the parties’ obligations are netted, with only the net amount paid by one party to the other. Whether the Fund’s use of swap agreements or will be successful in furthering its investment objectives will depend on the Subadviser’s or the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. A Fund bears the risk that the Subadviser or the Adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. Because swaps are two-party contracts that may be subject to contractual restrictions on transferability and termination and because, they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

If the Fund enters into a credit default swap agreement, the Fund will write insurance protection on the full notional amount of the agreement. The Fund, as the purchaser in a credit default swap, bears the risk that the investment might expire worthless. It also would be subject to counterparty risk—the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, as a purchaser in a credit default swap, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation.

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As the seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If no event of default (or similar event) occurs, the Fund would keep the premium payments received from the counterparty and generally would have no payment obligations, with the exception of an initial payment made on the credit default swap or any margin requirements with the credit default swap counterparty. For credit default swap agreements, trigger events for payment under the agreement vary by the type of underlying investment (e.g., corporate and sovereign debt and asset-backed securities) and by jurisdiction (e.g., United States, Europe and Asia). Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. When a counterparty’s obligations are not fully secured by collateral, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that a counterparty will be able to meet its obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund (if any), the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market value of the instrument.

Since 2021, the SEC has proposed and, in some cases, finalized several new rules related to derivatives. For example, the SEC has proposed new rules requiring the reporting and public disclosure of certain positions in security-based swaps, including credit default swaps, equity total return swaps and related positions. The SEC has also finalized new rules restricting activities that could be considered to be manipulative in connection with security-based swaps. These and other proposed new rules, whether assessed on an individual or collective basis, could materially change the current regulatory framework for relevant markets and market participants, including having a material impact on activities of advisers and their funds. While it is currently difficult to predict the full impact of these new rules, these rules could make it more difficult for a Fund to execute certain investment strategies and may adversely affect the Fund’s performance.

U.S. Government Securities

The Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae (“FNMA”), are supported by the right of the issuer to borrow from the Treasury; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation (“FHLMC”), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA, or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer’s right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

Ginnie Mae. Ginnie Mae is the principal governmental guarantor of mortgage-related securities. Ginnie Mae is a wholly-owned corporation of the U.S. government within the Department of Housing and Urban Development. Securities issued by Ginnie Mae are treasury securities, which means the full faith and credit of the U.S. government backs them. Ginnie Mae guarantees the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of Federal Housing Administration-insured or Veterans Administration guaranteed mortgages. Ginnie Mae does not guarantee the market value or yield of mortgage-backed securities or the value of the Funds’ shares. To buy Ginnie Mae securities, the Funds may have to pay a premium over the maturity value of the underlying mortgages, which the Funds may lose if prepayment occurs.

Freddie Mac. Freddie Mac is stockholder-owned corporation established by the U.S. Congress to create a continuous flow of funds to mortgage lenders. Freddie Mac supplies lenders with the money to make mortgages and packages the mortgages into marketable securities. The system is designed to create a stable mortgage credit system and reduce the rates paid by homebuyers. Freddie Mac, not the U.S. government, guarantees timely payment of principal and interest.

U.S. Treasury Obligations. U.S. Treasury obligations consist of direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and separately traded interest and principal component parts of such obligations, including those transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities “STRIPS”). The STRIPS program lets investors hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.

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Warrants

Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant. The Funds do not invest in warrants but may receive them pursuant to a corporate event involving one of its portfolio holdings. In addition, the percentage increase or decrease in the market price of a warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

When-Issued or Delayed-Delivery Securities

The Funds may purchase securities on a “when-issued” or “delayed delivery” basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the investment adviser deems it advisable for investment reasons.

The use of these investment strategies, as well as any borrowing by the fund, may increase NAV fluctuation.

Securities purchased on a when-issued or delayed-delivery basis are recorded as assets on the day following the purchase and are marked-to-market daily. A Fund will not invest more than 25% of its assets in when-issued or delayed delivery securities, does not intend to purchase such securities for speculative purposes and will make commitments to purchase securities on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities. However, the Fund reserves the right to sell acquired when-issued or delayed-delivery securities before their settlement dates if deemed advisable.

Temporary Defensive Positions

From time to time, each Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. government repurchase agreements. A Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, a Fund may not achieve its investment objective.

Fund Operations

Operational Risk. An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund.

Information Security Risk. The Funds, and their service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Funds or the Subadvisers or the Adviser, Custodian, transfer agent, fund accounting agent, financial intermediaries, and other third-party service providers may adversely impact the Funds. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Funds’ ability to calculate their NAVs, cause the release of private shareholder information or confidential business information, impede security trading, subject the Funds to regulatory fines, financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber-security risks are also present for issues or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investment in such companies to lose value.

Investment Restrictions

Fundamental Investment Limitations. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the

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outstanding shares of a Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. All other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental. A Fund may:

1. Borrowing Money. Borrow money to the extent consistent with applicable law, regulation or order from time to time.

2. Senior Securities. Issue senior securities to the extent consistent with applicable law, regulation or order from time to time.

3. Underwriting. Act as underwriter of securities to the extent consistent with applicable law, regulation or order from time to time.

4. Real Estate. Purchase, sell, or hold real estate or interests in real estate to the extent consistent with applicable law, regulation or order from time to time.

5. Commodities. Invest in commodities to the extent consistent with applicable law, regulation or order from time to time.

6. Loans. Make loans to others to the extent consistent with applicable law, regulation or order from time to time.

7. Concentration. Not purchase any securities which would cause more than 25% of the value of the Fund’s total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, except that the Regnan Sustainable Water and Waste Fund will concentrate at least 25% of its total assets in water-related and waste-related industries and; provided that there shall be no limit on the purchase of U.S. government securities, including securities issued by any agency or instrumentality of the U.S. government, and related repurchase agreements. The Regnan Sustainable Water and Waste Fund’s concentration policy may include high positions (including 25% or more) in industry designations that support its concentration in water-related and waste-related industries.

In determining whether a transaction is permitted by applicable law, regulation, or order, the Funds currently construe fundamental policies (1) and (2) above not to prohibit any transaction that is permitted under Section 18 of the 1940 Act and the rules thereunder, as interpreted or modified, or as may otherwise be permitted by regulators having jurisdiction from time to time. Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness when such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Provisions of the 1940 Act permit the Funds to borrow from a bank, provided that the borrowing Funds maintains continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with exceptions for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

For purposes of fundamental investment policies (1) through (6) above, references to “to the extent consistent with applicable law, regulation or order” also means the Funds will engage in such practices to the extent permitted by the 1940 Act, and any rules, exemptions and interpretations thereunder, as they may be adopted, granted or issued by the SEC.

For purposes of fundamental policy (5) above, all swap agreements and other derivative instruments that were not classified as commodity interests or commodity contracts prior to July 21, 2010 are not deemed to be commodities or commodity contracts.

For purposes of fundamental investment policy (7) above for the Barrow Hanley Funds only, reference to concentration in an industry also means concentration in a particular industry or group of industries. For purposes of a Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry or group of industries and define and re-define industries in any reasonable manner, consistent with SEC and SEC Staff guidance.

Except as otherwise required by applicable law (e.g., with respect to borrowing), all percentage limitations on investments adopted by the Trust will apply at the time of making an investment and shall not be considered violated unless an excess or deficiency occurs immediately after and as a result of such investment.

Non-Fundamental Investment Restrictions: The Funds’ investment objectives are non-fundamental and may be changed by a vote of the Board of Trustees, without shareholder approval. In addition, the investment restrictions described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be given 60 days’ advance notice of any change to the following non-fundamental policies:

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Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies located in emerging market countries and instruments with economic characteristics similar to such securities. Under normal market conditions, the Fund also will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that are consistent with the environmental, social and governance criteria of Barrow Hanley.

Barrow Hanley Credit Opportunities Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in credit instruments.

Barrow Hanley Emerging Markets Value Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of “value companies” located in emerging market countries and instruments with economic characteristics similar to such securities.

Barrow Hanley Floating Rate Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in floating rate instruments.

Barrow Hanley International Value Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of “value companies.”

Barrow Hanley Total Return Bond Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments.

Barrow Hanley US Value Opportunities Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by “value companies” located in the United States.

JOHCM Emerging Markets Discovery Fund: The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies that meet the portfolio managers’ “discovery criteria” and that are located in emerging markets, including frontier markets.

JOHCM Emerging Markets Opportunities Fund: The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies located in emerging market countries.

Regnan Global Equity Impact Solutions: The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that the portfolio managers believe satisfy their criteria for positive social or environmental impact.

Regnan Sustainable Water and Waste Fund: The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have a material business involvement in water or waste solutions and that meet the portfolio managers’ sustainability criteria.

Trillium ESG Global Equity Fund: Under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities that meet Trillium’s ESG criteria.

Trillium ESG Small/Mid Cap Fund: Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small and mid-sized companies that meet Trillium’s ESG criteria.

TSW Core Plus Bond Fund: The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a combination of investment grade fixed income securities and high yield fixed income securities (also known as “junk bonds”).

TSW Emerging Markets Fund: The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that are located in emerging market countries, including frontier markets.

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TSW High Yield Bond Fund: The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield fixed income securities, also known as “junk bonds” (higher risk, lower rated fixed income securities rated BB or below by at least one nationally recognized statistical rating organization or determined to be of a similar quality by TSW).

TSW Large Cap Value Fund: The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value companies” with large market capitalizations.

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SHARES OF THE FUNDS

Shares in the Funds are offered in multiple classes. Each Fund is currently authorized to issue Advisor Shares, Investor Shares, Institutional Shares and Class Z Shares. The differences between the share classes are summarized in the Prospectus under the heading “How to Purchase Shares – Share Classes.” The procedures for purchasing shares of the Funds are summarized in the Prospectus under “How to Purchase Shares,” and the procedures for redeeming shares of the Funds are summarized in the Prospectus under “How to Redeem Shares.”

MANAGEMENT OF THE TRUST

The Board of Trustees and Trust Officers

The Board of Trustees supervises the business activities of the Trust and appoints the officers. Each Trustee serves until the termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Board plans to meet four times a year to review the progress and status of the Trust. The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (each an “Independent Trustee”).

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Joseph P. Gennaco (1961)	Trustee	Since inception	Sole Principal at JPG Consulting, LLC (April 2019 – present); Independent Non-Executive Director at BNY Mellon International Limited (January 2019 – May 2021); Executive at BNY Mellon (July 2005 – December 2018).	20	None

Barbara A. McCann (1961)	Trustee	Since inception	None.	20	None

Kevin J. McKenna (1957)	Trustee	Since inception	None.	20	None

Beth K. Werths (1968)	Trustee and Chair	Since inception	Executive Vice President and International General Counsel at Natixis Investment Management (February 2007 – November 2020).	20	None

[1]	The mailing address of each Trustee is 1 Congress Street, Suite 3101, Boston, Massachusetts 02114.

The following table provides information regarding each officer of the Trust.

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Jonathan Weitz (1976)	President and Chief Executive Officer	Since inception	Chief Operating Officer, the Adviser (2020 – present); Senior Vice President – Business Manager the Adviser (2016 – 2020); Partner and Management Committee Member Century Capital Management (2003 – 2016).	N/A	N/A

Max Kadis (1970)	Vice President	Since 2022	Operations Manager, the Adviser (2022 – present); Vice President BNY Mellon Asset Servicing (2006 – 2022).	N/A	N/A

Troy Sheets (1971)	Treasurer	Since inception	Director, Foreside Financial Group, LLC (2016 – present).	N/A	N/A

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Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
David Lebisky (1972)	Chief Compliance Officer	Since 2021	Compliance Manager, the Adviser (March 2021 – present); President, Lebisky Compliance Consulting LLC (2015 – 2020).	N/A	N/A

Andrew Jolin (1983)	Secretary	Since 2024	Chief Compliance Officer, US, the Adviser (2021 –present); US Compliance Manager, J O Hambro Capital Management Limited (2017 –2021).	N/A	N/A

Matthew J. Broucek (1988)	Assistant Secretary	Since inception	Vice President, Northern Trust Global Fund Services Fund Governance Solutions (2016 – present).	N/A	N/A

[1]	The mailing address of each officer is 1 Congress Street, Suite 3101, Boston, Massachusetts 02114.

Securities Ownership

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Trust, and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust’s family of investment companies. The dollar ranges used in the table are (i) None; (ii) $1-$10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; and (v) Over $100,000. The following table includes securities in which the Trustees hold an economic interest through their deferred compensation plan. See “Trustee Compensation” below.

Securities Ownership as of December 31, 2024

Name	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Barrow Hanley Total Return Bond Fund	Barrow Hanley Credit Opportunities Fund	Barrow Hanley Floating Rate Fund	Barrow Hanley US Value Opportunities Fund	Barrow Hanley Emerging Markets Value Fund	Barrow Hanley International Value Fund
Independent Trustees
Joseph P. Gennaco	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Barbara A. McCann	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Kevin J. McKenna	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Beth K. Werths	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Name	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Discovery Fund	JOHCM Global Select Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	Regnan Global Equity Impacts Solutions	Regnan Sustainable Water and Waste Fund
Independent Trustees
Joseph P. Gennaco	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Barbara A. McCann	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Kevin J. McKenna	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Beth K. Werths	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Name	Trillium ESG Global Equity Fund	Trillium ESG Small/Mid Cap Fund
Independent Trustees
Joseph P. Gennaco	[ ]	[ ]
Barbara A. McCann	[ ]	[ ]
Kevin J. McKenna	[ ]	[ ]
Beth K. Werths	[ ]	[ ]

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Name	TSW Core Plus Bond Fund	TSW Emerging Markets Fund	TSW High Yield Bond Fund	TSW Large Cap Value Fund	Aggregate Dollar Range of Equity Securities in All Funds within the Trust Overseen by Trustees
Independent Trustees
Joseph P. Gennaco	[ ]	[ ]	[ ]	[ ]	[ ]
Barbara A. McCann	[ ]	[ ]	[ ]	[ ]	[ ]
Kevin J. McKenna	[ ]	[ ]	[ ]	[ ]	[ ]
Beth K. Werths	[ ]	[ ]	[ ]	[ ]	[ ]

Trustee Compensation

Trustees who are deemed “interested persons” of the Trust and officers of the Trust receive no compensation from the Funds. The Trust has no retirement or pension plans. The compensation paid to the Trustees for the fiscal year ended September 30, 2024 for the Trust is set forth in the following table.

Name of Trustee	Aggregate Compensation from the Funds			Total Compensation from the Trust
Joseph P. Gennaco	$	[	]	$	[	]
Barbara A. McCann	$	[	]	$	[	]
Kevin J. McKenna	$	[	]	$	[	]
Beth K. Werths	$	[	]	$	[	]

Leadership Structure and Board of Trustees

The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. Four of the Trustees on the Board are independent of and not affiliated with the Adviser or its affiliates. The Board has adopted Fund Governance Guidelines to provide guidance for effective leadership. The guidance sets forth criteria for Board membership, trustee orientation and continuing education and annual trustee evaluations. The Board reviews quarterly reports from the investment advisers providing management services to the Funds, as well as quarterly reports from the Chief Compliance Officer (“CCO”) and other service providers. This process allows the Board to effectively evaluate issues that impact the Trust as a whole as well as issues that are unique to each Fund. The Board has determined that this leadership structure is appropriate to ensure that the regular business of the Board is conducted efficiently while still permitting the Trustees to effectively fulfill their fiduciary and oversight obligations. Each committee typically holds its meetings concurrently with the regularly scheduled meetings of the full Board.

The Trustees have delegated day-to-day operations to various service providers whose activities they oversee. The Trustees have also engaged legal counsel that is independent of the Subadviser and the Adviser or its affiliates to advise them on matters relating to their responsibilities in connection with the Trust. The Trustees meet separately in an executive session at least quarterly and meet separately in executive session with the Funds’ CCO at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure and the structure of its committees. The Board has three standing committees, the Audit Committee, the Nominating and Governance Committee, and the Investment Committee.

All of the Independent Trustees are members of the Audit Committee. The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, CCO and legal counsel, stay fully informed regarding management decisions. The Audit Committee convened two times during the fiscal year ended September 30, 2024.

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All of the Independent Trustees are members of the Nominating and Governance Committee. Among other things, the Nominating and Governance Committee nominates candidates for election to the Board of Trustees, makes nominations for membership on all committees, and oversees a program for the orientation and continued education of Independent Trustees. The Nominating and Governance Committee also reviews as necessary the responsibilities of any committees of the Board and whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Nominating and Governance Committee makes recommendations for any such action to the full Board. The Nominating and Governance Committee also considers candidates for trustees nominated by shareholders. Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust at the Trust’s address and the shareholder communication will be forwarded to the Nominating and Governance Committee Chairperson for evaluation. The Nominating and Governance Committee convened one time during the fiscal year ended September 30, 2024.

All of the Independent Trustees are members of the Investment Committee. The Investment Committee meets with the Adviser and portfolio management to monitor ongoing developments involving the Funds’ portfolios. Among other things, the Investment Committee assists the Board in overseeing and evaluating (i) the investment risk and performance of the Funds and (ii) the investment and portfolio management services provided to the Funds by their investment adviser(s). The Investment Committee convened one time during the fiscal year ended September 30, 2024.

Board Oversight of Risk

The Funds are subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities. Day-to-day risk management with respect to the Funds resides with the Adviser, the Subadviser or other service providers, subject to supervision by Fund Management. The Audit Committee and the Board oversee efforts by management and service providers to manage risks to which the Funds may be exposed. For example, the Board meets with portfolio managers and receives regular reports regarding investment and liquidity risks. The Board meets with the CCO and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, and overall financial reporting of the Funds. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which each Fund is exposed, enabling a dialogue about how management and service providers mitigate those risks.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds, the Adviser, the Subadviser, their affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing each Fund, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Funds.

Additional Information About the Trustees

The Board believes each of the Trustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to the Trust. Each of the Trustees has substantial business and professional experience where they have had the opportunity to develop the ability to critically review, evaluate and access information provided to them.

Below is additional information concerning each particular Trustee and his or her attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together, and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.

Joseph P. Gennaco has over 40 years’ worth of experience with various areas of business and finance including: Operations, Technology, Finance, Risk & Compliance, and all facets of Distribution including Sales, Marketing, Relationship Management, and Product Development. Mr. Gennaco has held a number of executive management roles, including COO of BNY Mellon Asset Management with approximately $1.8 trillion of assets under management, and President and COO of The Boston Company Asset Management an active equity manager with approximately $50 billion in asset under management.

38

Barbara A. McCann is a senior financial services executive who is skilled at developing and implementing business strategies. Ms. McCann has a proven record of executing business initiatives through managing teams within and across business lines. She managed the BNY Mellon Institutional Funds Group, during which time she succeeded in growing the group’s assets under management from $1.5 billion to over $5.5 billion in the span of two years. Ms. McCann has worked closely with sales, compliance, legal investment managers and operational groups to ensure continued growth of the funds she has overseen, and she is familiar with many funds and investment boutiques. Ms. McCann also served as the Secretary of the Mellon Institutional Funds Group Board.

Kevin J. McKenna has over 30 years of experience in the investment management industry. He has managed a wide variety of fixed income portfolios, overseen the launch of fund initial public offerings on the New York Stock Exchange, and supervised a large and complex fixed-income investment platform. Mr. McKenna has also served as Managing Director and Chief Operating Officer for a large multi-asset team, where he served as the team’s primary point of contact with corporate Internal Audit and Risk Management groups while also managing the local profit and loss and talent function. Separately, Mr. McKenna sat on the Regional and Global Management Committees of a leading global prime broker.

Beth K. Werths has senior executive level experience in business and management that provides her with an insightful perspective on strategic planning, risk oversight, operational matters and crisis management that is valuable to the Board. Her legal expertise and leadership on global governance, regulatory, product development, information technology and information security issues contribute to her skills in the areas of risk management, compliance, internal controls, legislative advocacy and cybersecurity. She provides the Board with considerable knowledge and insight regarding the financial services industry as well as governance, regulatory and investor relations issues that are relevant to large corporations. She has a record of demonstrated executive leadership and integrity and has served in roles where she counsels other senior executives and boards.

CODE OF ETHICS

The Trust, the Subadvisers, the Adviser and the principal underwriter have each adopted a Code of Ethics (the “Code”) under Rule 17j-1 of the 1940 Act. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds.

DISTRIBUTION

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act, applicable to Advisor Shares and Investor Shares that permits Funds offering these share classes to pay for certain distribution and promotion activities related to marketing their shares and other shareholder services (the “Plan”). Pursuant to the Plan, a Fund will pay its principal underwriter a fee for the principal underwriter’s services in connection with the sales and promotion of the Fund and the provision of shareholder services to Fund shareholders, including its expenses in connection therewith, at an annual rate of ten basis points (0.10%) of each of the Funds’ average daily net assets attributable to Advisor Shares, twenty-five basis points (0.25%) of each of the Funds’ average daily net assets attributable to Investor Shares. Payments received by the principal underwriter pursuant to the Plan may be greater or less than distribution expenses incurred by the principal underwriter with respect to the applicable class and are in addition to fees paid by each Fund pursuant to the Investment Advisory Agreement. The principal underwriter may in turn pay others for distribution and shareholder servicing as described below.

The Plan has been approved by the Funds’ Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plan or any related agreement. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such Independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to a Plan or any related agreement must be approved by a majority of the Independent Trustees.

The table below show the amount of Rule 12b-1 fees incurred for the fiscal year ended September 31, 2024.

Fund	Rule 12b-1 Fees Incurred
JOHCM Emerging Markets Discovery Fund	[ ]
JOHCM Emerging Markets Opportunities Fund	[ ]
JOHCM Global Select Fund	[ ]
JOHCM International Select Fund	[ ]
Trillium ESG Global Equity Fund	[ ]

39

Financial Intermediaries

The Funds may authorize certain financial intermediaries to accept purchase and redemption orders on its behalf. A Fund will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.

The Funds may enter into agreements with financial intermediaries under which a Fund pays the financial intermediaries for services, such as networking, sub-transfer agency and/or omnibus recordkeeping. The Funds may also reimburse the Adviser or Perpetual Americas Funds Distributors, LLC (the “Distributor”) for amounts they pay to financial intermediaries for the provision of such services. The amount of such payments and/or reimbursements and the manner in which such amount is calculated are reviewed by the Trustees periodically. The amount of such payments permitted to be made outside the Plan is currently capped by resolution of the Board. Any payments made pursuant to agreements between the Funds and financial intermediaries are in addition to, rather than in lieu of, shareholder servicing fees that a financial intermediary may be receiving under an agreement with the Distributor. The Funds may enter into certain agreements with financial intermediaries that require payments for sub-transfer agency services in excess of the Board-approved cap on payments and/or reimbursements to financial intermediaries. In such instances the Adviser will pay, out of its own profits, the difference between the amount due under the agreement with the financial intermediary and the cap on such payments and/or reimbursements approved by the Board of Trustees.

Financial intermediaries are firms that sell shares of mutual funds, including the Funds, for compensation and/or provide certain administrative and account maintenance services to mutual fund investors. Financial intermediaries may include, among others, brokers, financial planners or advisers, banks, and insurance companies. In some cases, a financial intermediary may hold its clients’ Fund shares in nominee name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, shareholder reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The Funds may from time to time purchase securities issued by financial intermediaries that provide such services, or their affiliates; however, in selecting investments for a Fund, no preference will be shown for such securities.

The compensation paid by the Funds, the Adviser, the Subadvisers or their affiliates to a financial intermediary is typically paid continually over time, during the period when the financial intermediary’s clients hold investments in the Funds. The amount of continuing compensation paid by a Fund, the Adviser, the Subadvisers or their affiliates to different financial intermediaries for shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in a Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the financial intermediary.

If payments to financial intermediaries by a mutual fund, distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, a shareholder’s financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with a financial adviser to learn more about the total amounts paid to that financial adviser and his or her firm by the Distributor and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase. You should ask your financial intermediary whether it receives additional cash compensation payments, as described below, from the Adviser or its affiliates.

If you are purchasing, selling, exchanging or holding Fund shares through a program of services offered by a financial intermediary, you may be required by the financial intermediary to pay additional fees. You should contact the financial intermediary for information concerning what additional fees, if any, may be charged.

The Distributor, the Adviser, the Subadviser and/or their affiliates may make payments to financial intermediaries for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the Funds. These payments are not reflected as Fund expenses in the fee table contained

40

in the Prospectus. The total amount of these payments may be substantial, may be substantial to any given recipient, and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated between the Distributor, the Adviser and/or their affiliates, and the recipients of these payments. Revenue sharing payments may also include non-cash compensation to financial intermediaries and their representatives in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainment; and/or (3) sponsorship support of regional or national conferences or seminars.

Revenue sharing payments create an incentive for a financial intermediary or its employees or associated persons to recommend or sell shares of a Fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments by a Fund under the Plan or for recordkeeping and/or shareholder services, also benefit the Adviser, the Subadviser and their affiliates to the extent the payments result in more assets being invested in the Fund(s) on which fees are being charged.

As of December 31, 2024, the Adviser, Distributor, and/or their affiliates made revenue sharing payments (as described above) to the financial intermediaries listed below (or their affiliates or successors). Any additions, modifications, or deletions to the financial intermediaries identified in this list that have occurred since December 31, 2024, are not reflected. You may ask your financial intermediary if it receives such payments.

[ ]

41

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons and Principal Holders

Shareholders who beneficially own more than 25% of the shares of a Fund are presumed to “control” the Fund as that term is defined under the 1940 Act. Persons controlling a Fund can affect the outcome of proposals submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the Investment Advisory Agreement with the Adviser. As of [ ], 2025, the persons listed below owned beneficially or of record 5% or more of a class of the Funds’ outstanding shares.

Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

Barrow Hanley Credit Opportunities Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

Barrow Hanley Emerging Markets Value Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

Barrow Hanley Floating Rate Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

Barrow Hanley International Value Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

Barrow Hanley Total Return Bond Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

Barrow Hanley US Value Opportunities Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

JOHCM Emerging Markets Discovery Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

JOHCM Emerging Markets Discovery Fund – Advisor Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

42

JOHCM Emerging Markets Opportunities Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

JOHCM Emerging Markets Opportunities Fund – Advisor Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

JOHCM Emerging Markets Opportunities Fund – Investor Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

JOHCM Global Select Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

JOHCM Global Select Fund – Advisor Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

JOHCM International Opportunities Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

JOHCM International Select Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

JOHCM International Select Fund – Investor Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

Regnan Global Equity Impact Solutions Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

Trillium ESG Global Equity Fund – Investor Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

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Trillium ESG Global Equity Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

Trillium ESG Small/Mid Cap Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

TSW Core Plus Bond Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

TSW Emerging Markets Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

TSW High Yield Bond Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

TSW Large Cap Value Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
[ ]	[ ]	[ ]	[ ]

Management Ownership

[As of December 31, 2024, the Trustees and officers of the Trust owned less than 1% of each class of each Fund.]

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INVESTMENT ADVISORY AND OTHER SERVICES

The Investment Adviser

PAFS serves as the investment adviser to the Funds. PAFS’s principal place of business is 1 Congress Street, Suite 3101, Boston, Massachusetts 02114. PAFS is a wholly-owned indirect subsidiary of Perpetual Limited. Perpetual Limited is a diversified financial services company with a registered office in Sydney, Australia. PAFS is an investment adviser registered with the SEC in the U.S. under the 1940 Act. As investment adviser to the Funds, PAFS continuously reviews, supervises, and administers each Fund’s investment program. PAFS also ensures compliance with each Fund’s investment policies and guidelines. As of September 30, 2024, PAFS had approximately $11.18 billion in assets under management.

Under the terms of the Trust’s Investment Advisory Agreement with the Adviser (“Advisory Agreement”), the Adviser, subject to the supervision of the Board of Trustees, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. As compensation for advisory services, the Funds are obligated to pay the Adviser fees computed and accrued daily and paid monthly at the annual rates set forth below:

Fund	Percentage of Average Daily Net Assets
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	[ ]
Barrow Hanley Credit Opportunities Fund	[ ]
Barrow Hanley Emerging Markets Value Fund	[ ]
Barrow Hanley Floating Rate Fund	[ ]
Barrow Hanley International Value Fund	[ ]
Barrow Hanley Total Return Bond Fund	[ ]
Barrow Hanley US Value Opportunities Fund	[ ]
JOHCM Emerging Markets Discovery Fund	[ ]
JOHCM Emerging Markets Opportunities Fund	[ ]
JOHCM Global Select Fund	[ ]
JOHCM International Opportunities Fund	[ ]
JOHCM International Select Fund	[ ]
Regnan Global Equity Impact Solutions	[ ]
Regnan Sustainable Water and Waste Fund	[ ]
Trillium ESG Global Equity Fund	[ ]
Trillium ESG Small/Mid Cap Fund	[ ]
TSW Core Plus Bond Fund	[ ]
TSW Emerging Markets Fund	[ ]
TSW High Yield Bond Fund	[ ]
TSW Large Cap Value Fund	[ ]

The Advisory Agreement will continue in effect for its initial term until the second anniversary of the date of effectiveness, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of each Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the Advisory Agreement nor interested persons, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund on not less than 60 days’ written notice to the Adviser. In the event of its assignment, the Advisory Agreement will terminate automatically.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that total annual operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed amounts specified in the Prospectus of each Fund, as applicable until [February 1, 2026]. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement. An agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Advisory Agreement. For more information concerning recoupment of fees for specific Funds, see “MANAGEMENT OF THE FUNDS – Recoupment Arrangements” in the Fund’s prospectus.

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Advisory Fees

Barrow Hanley Funds

The following table sets forth the amount of the advisory fee paid by the Trust to the Adviser for the fiscal years ended September 30, 20241, October 31, 20231, and October 31, 20221.

	Fiscal Year Ended September 30, 2024									Fiscal Year Ended October 31, 2023[2]									Fiscal Year Ended October 31, 2022[2]
	Fees Earned			Fees Waived/ Reimbursed			Advisory Fee Recouped by Adviser			Fees Earned			Fees Waived/ Reimbursed			Advisory Fee Recouped by Adviser			Fees Earned			Fees Waived/ Reimbursed			Advisory Fee Recouped by Adviser
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Barrow Hanley Total Return Bond Fund	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Barrow Hanley Credit Opportunities Fund	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Barrow Hanley Floating Rate Fund	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Barrow Hanley US Value Opportunities Fund	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Barrow Hanley Emerging Markets Value Fund	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Barrow Hanley International Value Fund	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

[1]

Includes amounts paid by the Barrow Hanley Predecessor Fund to the predecessor adviser and amounts waived and/or recouped by the predecessor adviser prior to the close of the reorganization on August 19, 2024.

[2]	The Barrow Hanley Predecessor Funds’ fiscal year end was October 31.

JOHCM Funds

The following table sets forth the amount of the advisory fee paid by the Trust to the Adviser for the fiscal years ended September 30, 2024, September 30, 2023, and September 30, 2022.

46

	Fiscal Year Ended September 30, 2024									Fiscal Year Ended September 30, 2023			Fiscal Year Ended September 30, 2022
	Fees Earned			Fees Waived/ Reimbursed			Advisory Fee Recouped by Adviser			Fees Earned	Fees Waived/ Reimbursed	Advisory Fee Recouped by Adviser	Fees Earned	Fees Waived/ Reimbursed	Advisory Fee Recouped by Adviser
JOHCM Emerging Markets Discovery Fund	$	[	]	$	[	]	$	[	]	$567,209	$165,037	$0	$571,603	$108,217	$0
JOHCM Emerging Markets Opportunities Fund	$	[	]	$	[	]	$	[	]	$7,518,980	$8,080	$0	$6,959,164	$0	$0
JOHCM Global Select Fund	$	[	]	$	[	]	$	[	]	$1,592,168	$69,362	$0	$4,164,417	$26,536	$0
JOHCM International Opportunities Fund	$	[	]	$	[	]	$	[	]	$14,244	$65,002	$0	$18,237	$53,119	$0
JOHCM International Select Fund	$	[	]	$	[	]	$	[	]	$52,248,888	$290,951	$0	$97,454,154	$0	$0
Regnan Global Equity Impact Solutions	$	[	]	$	[	]	$	[	]	$95,900	$56,432	$0	$59,728	$250,001	$0
Regnan Sustainable Water and Waste Fund[1]		N/A			N/A			N/A		N/A	N/A	N/A	N/A	N/A	$0

[1]	The Regnan Sustainable Water and Waste Fund had not commenced operations as of the date of this SAI.

Trillium Funds

The following table sets forth the amount of the advisory fee paid by the Trust to the Adviser for the for the period from July 1, 2024 to September 30, 2024 and the last three fiscal years.1

	Three Months Ended September 30, 2024[2]									Fiscal Year Ended June 30, 2024			Fiscal Year Ended June 30, 2023			Fiscal Year Ended June 30, 2022
Fund	Fees Earned			Fees Waived/ Reimbursed			Advisory Fees Recouped by Adviser			Fees Earned	Fees Waived/ Reimbursed	Advisory Fees Recouped by Adviser	Fees Earned	Fees Waived/ Reimbursed	Advisory Fees Recouped by Adviser	Fees Earned	Fees Waived/ Reimbursed	Advisory Fees Recouped by Adviser
Trillium ESG Global Equity Fund	$	[	]	$	[	]	$	[	]	$7,674,673	$0	$0	$7,067,453	$0	$0	$8,298,507	$0	$0
Trillium ESG Small/Mid Cap Fund	$	[	]	$	[	]	$	[	]	$305,330	$(80,748)	$289,005	$(158,734)	$(158,734)	$0	$267,575	$(134,419)	$0

[1]

Includes amounts paid by the respective Trillium Predecessor Fund to the predecessor adviser and amounts waived and/or recouped by the predecessor adviser prior to the close of the reorganization on October 30, 2023.

[2]	The Trillium Funds’ fiscal year end changed to September 30 from June 30.

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TSW Funds

The following table sets forth the amount of the advisory fee paid by the Trust to the Adviser for the fiscal years ended September 30, 2024, September 30, 2023, and September 30, 2022. Because some of the Funds may be newly formed, such Funds did not pay any advisory fee amounts to the Adviser during the period noted for such Funds.

	Fiscal Year Ended September 30, 2024									Fiscal Year Ended September 30, 2023			Fiscal Year Ended September 30, 2022
	Fees Earned			Fees Waived/ Reimbursed			Advisory Fee Recouped by Adviser			Fees Earned	Fees Waived/ Reimbursed	Advisory Fee Recouped by Adviser	Fees Earned	Fees Waived/ Reimbursed	Advisory Fee Recouped by Adviser
TSW Core Plus Bond Fund	$	[	]	$	[	]	$	[	]	N/A	N/A	N/A	N/A	N/A	N/A
TSW Emerging Markets Fund	$	[	]	$	[	]	$	[	]	$55,978	$85,549	$0	$55,262	$84,709	$0
TSW High Yield Bond Fund	$	[	]	$	[	]	$	[	]	$60,148	$79,563	$0	54,139	$135,241	$0
TSW Large Cap Value Fund[1]	$	[	]	$	[	]	$	[	]	$207,061	$0	$7,472	$227,840	$77,784	$0

[1]

For the fiscal year ended September 30, 2022, includes amounts paid by the TSW Predecessor Fund to its adviser prior to reorganization. Amounts earned by the Adviser from the TSW Large Cap Fund were $200,130 with $47,532 of fees waived/reimbursed by the Adviser.

Investment Subadvisers

Barrow, Hanley, Mewhinney & Strauss, LLC

Barrow Hanley serves as the subadviser for each Barrow Hanley Fund. Barrow Hanley’s principal place of business is 2200 Ross Avenue, 31st Floor, Dallas, TX 75201. Barrow Hanley, a Delaware limited liability company, is registered as an investment adviser with the SEC and was founded in 1979. Barrow Hanley provides investment advisory services to large institutional clients, mutual funds, employee benefit plans, endowments, foundations, limited liability companies and other institutions and individuals.

Barrow Hanley serves as sub-adviser pursuant to a subadvisory agreement (the “Barrow Hanley Subadvisory Agreement”). Under the Barrow Hanley Subadvisory Agreement, subject to the supervision of the Board and the Adviser, Barrow Hanley furnishes a continuous investment program for the allocated assets consistent with the Funds’ investment objectives and policies; and places orders pursuant to its investment determinations, as further detailed in the Barrow Hanley Subadvisory Agreement. Barrow Hanley is an indirect wholly owned subsidiary of Perpetual Limited.

The Barrow Hanley Subadvisory Agreement will continue in effect for its initial term until the [second] anniversary of the date of effectiveness, and thereafter from year to year provided such continuance is specifically approved at least annually (a) by the Board or by a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose. Any party to the Barrow Hanley Subadvisory Agreement may terminate the Barrow Hanley Subadvisory Agreement without penalty, in each case on not less than 60 days’ written notice to the other party.

The Barrow Hanley Subadvisory Agreement provides that Barrow Hanley will not be liable for any error of judgment, mistake of law or any other act or omission or for any loss arising out of any investment, but Barrow Hanley is not protected against any liability to the Funds or the Adviser to which Barrow Hanley would be subject by reason of willful misconduct, bad faith or negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Barrow Hanley Subadvisory Agreement.

As compensation for its services, the Adviser pays to Barrow Hanley a monthly base fee for its services as indicated in the table below (the “Base Subadvisory Fee”). The Base Subadvisory Fee for a Barrow Hanley Fund may be reduced pro rata by the Adviser to the extent that the Adviser waives fees or reimburses expenses, as described in the Barrow Hanley Subadvisory Agreement. The amount of such reduction will be calculated by multiplying (a) the amount of the waiver by (b) the ratio between the Base Subadvisory Fee and the investment advisory fee to which the Adviser is entitled under the terms of the Advisory Agreement; provided, however, that the fee payable to Barrow Hanley will not be less than zero.

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Fund	Base Subadvisory Fee	Contractual Advisory Fee
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	[ ]%	[ ]%
Barrow Hanley Total Return Bond Fund	[ ]%	[ ]%
Barrow Hanley Credit Opportunities Fund	[ ]%	[ ]%
Barrow Hanley Floating Rate Fund	[ ]%	[ ]%
Barrow Hanley US Value Opportunities Fund	[ ]%	[ ]%
Barrow Hanley Emerging Markets Value Fund	[ ]%	[ ]%
Barrow Hanley International Value Fund	[ ]%	[ ]%

Trillium Asset Management, LLC

Trillium serves as the subadviser for each Trillium Fund. Trillium’s principal place of business 1 Congress Street, Suite 3101, Boston, Massachusetts 02114. Trillium serves as subadviser pursuant to an investment subadvisory agreement (the “Trillium Subadvisory Agreement”). Under the Trillium Subadvisory Agreement, subject to the supervision of the Board and the Adviser, Trillium furnishes a continuous investment program for the allocated assets consistent with the Funds’ investment objectives and policies; and places orders pursuant to its investment determinations, as further detailed in the Trillium Subadvisory Agreement. Trillium is an indirect wholly owned subsidiary of Perpetual Limited.

The Trillium Subadvisory Agreement will continue in effect for its initial term until the [second] anniversary of the date of effectiveness, and thereafter from year to year provided such continuance is specifically approved at least annually (a) by the Board or by a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose. Any party to the Trillium Subadvisory Agreement may terminate the Trillium Subadvisory Agreement without penalty, in each case on not less than 60 days’ written notice to the other party.

The Trillium Subadvisory Agreement provides that Trillium will not be liable for any error of judgment, mistake of law or any other act or omission or for any loss arising out of any investment, but Trillium is not protected against any liability to the Funds or the Adviser to which Trillium would be subject by reason of willful misconduct, bad faith or negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Trillium Subadvisory Agreement.

As compensation for its services, the Adviser pays to Trillium a monthly base fee for its services as indicated in the table below (the “Base Subadvisory Fee”). The Base Subadvisory Fee for a Trillium Fund may be reduced pro rata by the Adviser to the extent that the Adviser waives fees or reimburses expenses, as described in the Trillium Subadvisory Agreement. The amount of such reduction will be calculated by multiplying (a) the amount of the waiver by (b) the ratio between the Base Subadvisory Fee and the investment advisory fee to which the Adviser is entitled under the terms of the Advisory Agreement; provided, however, that the fee payable to Trillium will not be less than zero.

Fund	Base Subadvisory Fee	Contractual Advisory Fee
Trillium ESG Global Equity Fund	[ ]	[ ]
Trillium ESG Small/Mid Cap Fund	[ ]	[ ]

Thompson, Siegel & Walmsley LLC

TSW serves as the subadviser to the TSW Funds. TSW’s principal place of business is 6641 W. Broad Street, Suite 600, Richmond, Virginia 23230. TSW serves as subadviser pursuant to a subadvisory agreement (the “TSW Subadvisory Agreement”). Under the TSW Subadvisory Agreement, subject to the supervision of the Board and the Adviser, TSW furnishes a continuous investment program for the allocated assets consistent with the TSW Funds’ investment objectives and policies; and places orders pursuant to its investment determinations, as further detailed in the TSW Subadvisory Agreement. TSW is an indirect wholly owned subsidiary of Perpetual Limited.

The TSW Subadvisory Agreement will continue in effect for its initial term until the [second] anniversary of the date of effectiveness, and thereafter from year to year provided such continuance is specifically approved at least annually (a) by the Board or by a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act), and (b) in either event, by a majority of

49

the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose. Any party to the TSW Subadvisory Agreement may terminate the TSW Subadvisory Agreement without penalty, in each case on not less than 60 days’ written notice to the other party. The TSW Subadvisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act) or in the event the Advisory Agreement between the Adviser and the Trust terminates for any reason.

The TSW Subadvisory Agreement provides that TSW will not be liable for any error of judgment, mistake of law or any other act or omission or for any loss arising out of any investment, but TSW is not protected against any liability to the TSW Funds or the Adviser to which TSW would be subject by reason of willful misconduct, bad faith or negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the TSW Subadvisory Agreement.

As compensation for its services, the Adviser pays to TSW a monthly base fee for its services as indicated in the table below (the “Base Subadvisory Fee”). The Base Subadvisory Fee for a TSW Fund may be reduced pro rata by the Adviser to the extent that the Adviser waives fees or reimburses expenses, as described in the TSW Subadvisory Agreement. The amount of such reduction will be calculated by multiplying (a) the amount of the waiver by (b) the ratio between the Base Subadvisory Fee and the investment advisory fee to which the Adviser is entitled under the terms of the Advisory Agreement; provided, however, that the fee payable to TSW will not be less than zero.

Fund	Base Subadvisory Fee	Contractual Advisory Fee
TSW Core Plus Bond Fund	[ ]	[ ]
TSW Emerging Markets Fund	[ ]	[ ]
TSW High Yield Bond Fund	[ ]	[ ]
TSW Large Cap Value Fund	[ ]	[ ]

Portfolio Manager Holdings

The following table discloses the dollar range of equity securities beneficially owned in each Fund by the Portfolio Managers as of the Fund’s most recent fiscal year end, September 30, 2024.

Fund	Individual(s)	Dollar Range of Equity Securities
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund
	Randolph Wrighton, Jr.	[ ]
	Sherry Zhang	[ ]
	David Feygenson	[ ]
Barrow Hanley Credit Opportunities Fund
	Nick Losey	[ ]
	Chet Paipanandiker	[ ]
	Michael Trahan	[ ]
Barrow Hanley Emerging Markets Value Fund
	Randolph Wrighton, Jr.	[ ]
	Sherry Zhang	[ ]
David Feygenson
Barrow Hanley Floating Rate Fund
	Nick Losey	[ ]
	Chet Paipanandiker	[ ]
	Michael Trahan	[ ]
Barrow Hanley International Value Fund
	Randolph Wrighton, Jr.	[ ]
	Patrick Wibom	[ ]
Barrow Hanley Total Return Bond Fund
	Deborah Petruzzelli	[ ]
	Scott McDonald	[ ]
	Justin Martin	[ ]
	Matthew Routh	[ ]

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Fund	Individual(s)	Dollar Range of Equity Securities
Barrow Hanley US Value Opportunities Fund
	Mark Giambrone	[ ]
	Michael Nayfa	[ ]
	Terry Pelzel	[ ]
JOHCM Emerging Markets Discovery Fund
	Emery Brewer	[ ]
	Dr. Ivo Kovachev*	[ ]
Stephen Lew
JOHCM Emerging Markets Opportunities Fund
	James Syme*	[ ]
	Paul Wimborne*	[ ]
Ada Chan*
JOHCM Global Select Fund
	Christopher J.D. Lees*	[ ]
	Nudgem Richyal*	[ ]
JOHCM International Opportunities Fund
	Robert Lancastle*	[ ]
	Ben Leyland*	[ ]
JOHCM International Select Fund
	Christopher J.D. Lees*	[ ]
	Nudgem Richyal*	[ ]
Regnan Global Equity Impact Solutions
	Tim Crockford*	[ ]
	Mohsin Ahmad*	[ ]
Regnan Sustainable Water and Waste Fund
	Bertrand Lecourt*	[ ]
	Saurabh Sharma*	[ ]
Trillium ESG Global Equity Fund
	Matthew Patsky	[ ]
	Laura McGonagle	[ ]
Trillium Small/Mid Cap Fund
	Laura McGonagle	[ ]
	Mitali Prasad	[ ]
TSW Core Plus Bond Fund
	William M. Bellamy	[ ]
TSW Emerging Markets Fund
	Elliott W. Jones	[ ]
TSW High Yield Bond Fund
	William M. Bellamy	[ ]
TSW Large Cap Value Fund
	Bryan F. Durand	[ ]
	Brett P. Hawkins	[ ]

*	Please note that, as a non-U.S. resident, the Portfolio Manager is unable to invest directly in the Fund.

Other Portfolio Manager Information

The portfolio managers are also responsible for managing other account portfolios in addition to the respective Fund that they manage.

A portfolio manager’s management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund investments on the one hand and the investments of the other accounts, on the other. The side-by-side management of a Fund and other accounts presents a variety of potential conflicts of interests. For example, the portfolio manager may purchase or sell securities for one portfolio and not another. The performance of securities within one portfolio may differ from the performance of securities in another portfolio.

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In some cases, another account managed by the same portfolio manager may compensate the Adviser based on performance of the portfolio held by that account. Performance-based fee arrangements may create an incentive for the Adviser to favor higher-fee-paying accounts over other accounts, including accounts that are charged no performance-based fees, in the allocation of investment opportunities. The Adviser has adopted policies and procedures that seek to mitigate such conflicts and to ensure that all clients are treated fairly and equally.

Another potential conflict could arise in instances in which securities considered as investments for the Funds are also appropriate investments for other investment accounts managed by the Adviser. When a decision is made to buy or sell a security by a Fund and one or more of the other accounts, the adviser may aggregate the purchase or sale of the securities and will allocate the securities transactions in a manner it believes to be equitable under the circumstances. However, a variety of factors can determine whether a particular account may participate in a particular aggregated transaction. Because of such differences, there may be differences in invested positions and securities held in accounts managed according to similar strategies. When aggregating orders, the Adviser employs procedures designed to ensure accounts will be treated in a fair and equitable manner and no account will be favored over any other. The Adviser has implemented specific policies and procedures to address any potential conflicts.

The following tables indicate the number of accounts and asset under management (in millions) for each type of account for each portfolio manager (and research analysts responsible for day-to-day management) as of the Funds’ most recent fiscal year end, September 30, 2024. The Funds are not included in the “Registered Investment Companies” total.

David Feygenson, Portfolio Manager and Analyst, Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund and Barrow Hanley Emerging Markets Value Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$[ ]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$[ ]	$	[	]
Other Accounts	[ ]	[ ]	$[ ]	$	[	]
Total	[ ]	[ ]	$[ ]	$	[	]

Randolph Wrighton, Jr., Portfolio Manager and Analyst, Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley Emerging Markets Value Fund and Barrow Hanley International Value Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$[ ]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$[ ]	$	[	]
Other Accounts	[ ]	[ ]	$[ ]	$	[	]
Total	[ ]	[ ]	$[ ]	$	[	]

Sherry Zhang, Portfolio Manager and Analyst, Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund and Barrow Hanley Emerging Markets Value Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$[ ]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$[ ]	$	[	]
Other Accounts	[ ]	[ ]	$[ ]	$	[	]
Total	[ ]	[ ]	$[ ]	$	[	]

52

Chet Paipanandiker, Portfolio Manager and Analyst, Barrow Hanley Credit Opportunities Fund and Barrow Hanley Floating Rate Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$[ ]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$[ ]	$	[	]
Other Accounts	[ ]	[ ]	$[ ]	$	[	]
Total	[ ]	[ ]	$[ ]	$	[	]

Nick Losey, Portfolio Manager and Analyst, Barrow Hanley Credit Opportunities Fund and Barrow Hanley Floating Rate Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$[ ]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$[ ]	$	[	]
Other Accounts	[ ]	[ ]	$[ ]	$	[	]
Total	[ ]	[ ]	$[ ]	$	[	]

Michael Trahan, Portfolio Manager and Analyst, Barrow Hanley Credit Opportunities Fund and Barrow Hanley Floating Rate Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$[ ]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$[ ]	$	[	]
Other Accounts	[ ]	[ ]	$[ ]	$	[	]
Total	[ ]	[ ]	$[ ]	$	[	]

Patrick Wibom, Portfolio Manager and Analyst, Barrow Hanley International Value Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$[ ]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$[ ]	$	[	]
Other Accounts	[ ]	[ ]	$[ ]	$	[	]
Total	[ ]	[ ]	$[ ]	$	[	]

Deborah Petruzzelli, Portfolio Manager and Analyst, Barrow Hanley Total Return Bond Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$[ ]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$[ ]	$	[	]
Other Accounts	[ ]	[ ]	$[ ]	$	[	]
Total	[ ]	[ ]	$[ ]	$	[	]

53

Justin Martin, Portfolio Manager and Analyst, Barrow Hanley Total Return Bond Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Matthew Routh, Portfolio Manager and Analyst, Barrow Hanley Total Return Bond Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Scott McDonald, Portfolio Manager, Barrow Hanley Total Return Bond Fund

	Number of Accounts		Assets UnderManagement (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Mark Giambrone, Portfolio Manager and Analyst, Barrow Hanley US Value Opportunities Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Michael Nayfa, Portfolio Manager and Analyst, Barrow Hanley US Value Opportunities Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

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Terry Pelzel, Portfolio Manager and Analyst, Barrow Hanley US Value Opportunities Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Dr. Ivo Kovachev, Senior Fund Manager, JOHCM Emerging Discovery Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Emery Brewer, Senior Fund Manager, JOHCM Emerging Markets Discovery Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Stephen Lew, Senior Fund Manager, JOHCM Emerging Markets Discovery Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Ada Chan, Senior Fund Manager, JOHCM Emerging Markets Opportunities Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

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James Syme, Senior Fund Manager, JOHCM Emerging Markets Opportunities Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Paul Wimborne, Senior Fund Manager, JOHCM Emerging Markets Opportunities Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Christopher J.D. Lees, Senior Fund Manager, JOHCM Global Select Fund and JOHCM International Select Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Nudgem Richyal, Senior Fund Manager, JOHCM Global Select Fund and JOHCM International Select Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Ben Leyland, Senior Fund Manager, JOHCM International Opportunities Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

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Robert Lancastle, Senior Fund Manager, JOHCM International Opportunities Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Mohsin Ahmad, Fund Manager, Regnan Global Equity Impact Solutions

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Tim Crockford, Senior Fund Manager, Regnan Global Equity Impact Solutions

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Bertrand Lecourt, Senior Fund Manager, Regnan Sustainable Water and Waste Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Saurabh Sharma, Fund Manager, Regnan Sustainable Water and Waste Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

57

Matthew Patsky, Lead Portfolio Manager, Trillium ESG Global Equity Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Laura McGonagle, Portfolio Manager, Trillium ESG Global Equity Fund and Lead Portfolio Manager, Trillium Small/Mid Cap Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Mitali Prasad, Portfolio Manager, Trillium Small/Mid Cap Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Elliott W. Jones, Portfolio Manager, TSW Emerging Markets Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

William M. Bellamy, Portfolio Manager, TSW High Yield Bond Fund and TSW Core Plus Bond Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

58

Brett P. Hawkins, Co-Portfolio Manager, TSW Large Cap Value Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Bryan F. Durand, Co-Portfolio Manager, TSW Large Cap Value Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total			Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	$	[	]	$	[	]
Other Pooled Investment Vehicles	[ ]	[ ]	$	[	]	$	[	]
Other Accounts	[ ]	[ ]	$	[	]	$	[	]
Total	[ ]	[ ]	$	[	]	$	[	]

Portfolio Manager Compensation

Barrow Hanley

Barrow Hanley compensates each Funds’ portfolio managers for their management of the Barrow Hanley Funds. Compensation of Barrow Hanley’s investment professionals is tied to their overall contribution to the success of Barrow Hanley. In addition to base salary, all portfolio managers and analysts are eligible to participate in a bonus pool. The amount of bonus compensation is based on quantitative and qualitative factors and may be substantially higher than an investment professional’s base compensation. Portfolio managers and analysts are evaluated on the value each adds to the overall investment process and performance, and their contributions in other areas, such as meetings with clients and consultants. Bonus compensation for analysts is directly tied to their investment recommendations, which are evaluated every six months versus the appropriate industry group/ sector benchmark based on trailing one-year and three-year relative performance. The final component of compensation of key employees, including portfolio managers and analysts, is their interest in Barrow Hanley’s equity plan. Each quarter, equity owners receive a share of the firm’s profits in the form of a dividend, which is related to the performance of the entire firm.

JOHCM (USA) Inc

JOHCM (USA) Inc compensates the portfolio managers for their management of the JOHCM Funds. The portfolio managers’ compensation consists of a combination of some or all of the following: a base salary, a revenue share (proportion of the management fee generated as well as performance fees earned by the firm from the non-U.S. mutual fund portfolios they manage), and equity interest in the firm.

Trillium

Trillium compensates each Funds’ portfolio managers for their management of the Funds. Portfolio managers are compensated with base salaries and bonuses consistent with industry standards. Salaries are not based on the performance of the Funds or their overall net assets. Portfolio managers each receive a bonus based on a combination of quantitative and qualitative assessments of the Portfolio Manager’s performance/contribution to the firm in addition to Trillium’s profitability. Trillium also allows the employees to participate in a profit-sharing plan, which receives a discretionary annual contribution from Trillium’s income stream. The profit-sharing is contributed to the employees’ 401(k). From time to time, senior employees may receive the opportunity to purchase ownership interest in the advisory firm and may receive dividends associated with such interest.

59

TSW

TSW compensates the Funds’ portfolio managers for their management of the Funds. TSW’s compensation strategy is to provide competitive base salaries commensurate with an individual’s responsibility and provide incentive bonus awards that may significantly exceed base salary. Annually, the TSW compensation committee is responsible for determining the discretionary bonuses, utilizing an analytical and qualitative assessment process. While it is not a formulaic decision, factors used to determine compensation include overall firm success, investment team performance and individual contribution. A portion of the bonus (up to 35%) may be deferred into the stock of Perpetual, TSW Funds or a combination of the two.

Fund Services

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Administrator (“Administrator”) for the Funds and serves as the Funds’ Transfer Agent, Custodian, and Fund Accounting Agent. The Custodian acts as the Trust’s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Trust’s request, and maintains records in connection with its duties. The Transfer Agent maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other accounting and shareholder service functions. The fees and certain expenses of the Transfer Agent, Custodian, Fund Accounting Agent, and Administrator are paid by the Funds.

Administration Fees

Barrow Hanley Funds

The Administration Fees paid by the Barrow Hanley Funds to the Administrator or by the Barrow Hanley Predecessor Funds to SEI Investments Global Fund Services, the Barrow Hanley Predecessor Funds’ administrator, for the fiscal periods ended September 30, 2024, October 31, 20233 and October 31, 20223 are set forth in the table below:

	Fiscal Year Ended September 30, 2024			Fiscal Year Ended October 31, 2023[3]	Fiscal Year Ended October 31, 2022[3]
Fund	Administration Fee Paid			Administration Fee Paid	Administration Fee Paid
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$	[	]	$42,150	$5,407	[1]
Barrow Hanley Total Return Bond Fund	$	[	]	$100,771	$42,109	[1]
Barrow Hanley Credit Opportunities Fund	$	[	]	$159,873	$118,300	[1]
Barrow Hanley Floating Rate Fund	$	[	]	$169,462	$114,074	[1]
Barrow Hanley US Value Opportunities Fund	$	[	]	$147,981	$94,913	[2]
Barrow Haney Emerging Markets Value Fund	$	[	]	$4,219	$33,017	[2]
Barrow Hanley International Value Fund	$	[	]	$70,544	$40,795

[1]	Reflects the period from April 12, 2022 (commencement of Barrow Hanley Predecessor Fund operations) to October 31, 2022.
[2]	Reflects the period from December 29, 2021 (commencement of Barrow Hanley Predecessor Fund operations) to October 31, 2022.
[3]	The Barrow Hanley Predecessor Funds’ fiscal year end was October 31.

JOHCM Funds

The Administration Fees paid by each Fund (or the JOHCM Predecessor Funds for periods prior to the reorganizations) to the Administrator, for the last three fiscal years, inclusive of certain ancillary administration support fees related to Form N-PORT, are set forth in the table below:

	Fiscal Year Ended September 30, 2024						Fiscal Year Ended September 30, 2023		Fiscal Year Ended September 30, 2022
	Fees Earned			Fees Waived/ Reimbursed			Fees Earned	Fees Waived/ Reimbursed	Fees Earned	Fees Waived/ Reimbursed
JOHCM Emerging Markets Discovery Fund	$	[	]	$	[	]	$133,209	$0	$97,160	$15,513
JOHCM Emerging Markets Opportunities Fund	$	[	]	$	[	]	$458,350	$0	$407,048	$70,471
JOHCM Global Select Fund	$	[	]	$	[	]	$74,145	$0	$178,669	$7,309
JOHCM International Opportunities Fund	$	[	]	$	[	]	$16,347	$0	$18,215	$6,591
JOHCM International Select Fund	$	[	]	$	[	]	$2,023,952	$0	$3,735,835	$135,415
Regnan Global Equity Impact Solutions	$	[	]	$	[	]	$5,260	$0	$29,864	$0
Regnan Sustainable Water and Waste Fund[1]	$	[	]	$	[	]	N/A	N/A	N/A	N/A

[1]	The Regnan Sustainable Water and Waste Fund had not commenced operations as of the date of this SAI.

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Trillium Funds

The Administration Fees paid by the Trillium Funds to the Administrator or to U.S. Bank Global Fund Services, the Trillium Predecessor Funds’ administrator, for the period from July 1, 2024 to September 30, 2024 and the last three fiscal years, are set forth in the table below:

	Three Months Ended September 30, 2024[1]			Fiscal Year Ended June 30, 2024[2]	Fiscal Year Ended June 30, 2023[2]	Fiscal Year Ended June 30, 2022[2]
Fund	Administration Fee Paid			Administration Fee Paid	Administration Fee Paid	Administration Fee Paid
Trillium ESG Global Equity Fund	$	[	]	$513,971	$548,756	$477,487
Trillium ESG Small/Mid Cap Fund	$	[	]	$50,424	$61,759	$56,956

[1]	The Trillium Funds’ fiscal years end changed to September 30 from June 30.
[2]

For periods prior to the close of the reorganization on October 30, 2023, represents amounts paid by the Trillium Predecessor Funds to U.S. Bank Global Fund Services, the Trillium Predecessor Funds’ administrator.

TSW Funds

The Administration Fees paid by each Fund (or the TSW Large Cap Value Fund’s Predecessor Fund for periods prior to its reorganization) to the Administrator, for the last three fiscal years, inclusive of certain ancillary administration support fees related to Form N-PORT, are set forth in the table below:

	Fiscal Year Ended September 30, 2024						Fiscal Year Ended September 30, 2023		Fiscal Year Ended September 30, 2022
	Fees Earned			Fees Waived/ Reimbursed			Fees Earned	Fees Waived/ Reimbursed	Fees Earned		Fees Waived/ Reimbursed
TSW Core Plus Bond Fund	$	[	]	$	[	]	N/A	N/A	N/A		N/A
TSW Emerging Markets Fund	$	[	]	$	[	]	$19,906	$0	$11,811	[1]	$0
TSW High Yield Bond Fund	$	[	]	$	[	]	$17,734	$0	$13,252	[2]	$0
TSW Large Cap Value Fund	$	[	]	$	[	]	$21,966	$0	$48,097	[3]	$0

[1]	For the period from December 21, 2021, commencement of operations, to September 30, 2022.
[2]	For the period from October 26, 2021, commencement of operations, to September 30, 2022.
[3]	For the period from November 1, 2021 to September 30, 2022.

For fiscal years ended September 30, 2024, September 30, 2023, and September 30, 2022, the Funds paid to Foreside Fund Officer Services, LLC, an affiliate of Foreside Financial Group, LLC (d/b/a ACA Group), pursuant to a written agreement with the Trust on behalf of the Funds for principal financial officer and treasurer services, the following fees:

	Fiscal Year Ended September 30, 2024						Fiscal Year Ended September 30, 2023		Fiscal Year Ended September 30, 2022
Fund	Fees Earned			Fees Waived/ Reimbursed			Fees Earned	Fees Waived/ Reimbursed	Fees Earned		Fees Waived/ Reimbursed
TSW Core Plus Bond Fund	$	[	]	$	[	]	N/A	N/A	N/A		N/A
TSW Emerging Markets Fund	$	[	]	$	[	]	$280	$0	$268	[1]	N/A
TSW High Yield Bond Fund	$	[	]	$	[	]	$481	$0	$409	[2]	N/A
TSW Large Cap Value Fund	$	[	]	$	[	]	$1,423	$0	$1,931	[3]	N/A

[1]	For the period from December 21, 2021, commencement of operations, to September 30, 2022.
[2]	For the period from October 26, 2021, commencement of operations, to September 30, 2022.
[3]	For the period from November 1, 2021 to September 30, 2022.

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Distributor

Perpetual Americas Funds Distributors, LLC (the “Distributor”) an affiliate of Foreside Financial Group, LLC (d/b/a ACA Group), located at 3 Canal Plaza, Suite 100, Portland, Maine 04101, provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor, and its officers, have no role in determining each Funds’ investment policies or which securities to buy or sell.

The Distributor may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Funds. The Trust in its discretion also may from time to time, subject to applicable law, issue shares of the Funds other than through the Distributor.

Independent Registered Public Accounting Firm

The firm of [ ], located at [ ], serves as the independent registered public accounting firm for the Funds in accordance with the requirements of the 1940 Act and the rules thereunder. [ ] provides audit services, audit-related services, tax services and other services relating to SEC filings.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board of Trustees, the Subadviser or the Adviser is responsible for each Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Subadviser or the Adviser seek the best qualitative execution, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Subadviser or the Adviser generally seek favorable prices and commission rates that are reasonable in relation to the benefits received.

All decisions concerning the purchase and sale of securities and the allocation of brokerage commissions on behalf of the Funds are made by the Subadviser or the Adviser. In selecting broker-dealers to use for such transactions, the Subadviser or the Adviser will seek to achieve the best overall result for a Fund taking into consideration a range of factors that include not just price, but also the broker’s reliability, reputation in the industry, financial standing, infrastructure, research and execution services and ability to accommodate special transaction needs. The Subadviser or the Adviser will use knowledge of a Fund’s circumstances and requirements to determine the factors that the Subadviser or the Adviser take into account for the purpose of providing each Fund with “best execution.” Under a participating affiliate arrangement, JOHCM (USA) Inc may borrow personnel and resources from its affiliates, JOH Ltd. and JOH Singapore, to execute trades for the JOHCM Funds.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter, or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

Barrow Hanley Funds

The following table shows the dollar amount of brokerage commissions paid by the Barrow Hanley Funds and the Barrow Hanley Predecessor Funds on Fund transactions during fiscal years ended September 30, 2024, October 31, 20233 and October 31, 20223.

Fund	Fiscal Year Ended September 30, 2024			Fiscal Year Ended October 31, 2023[3]	Fiscal Year Ended October 31, 2022[3]
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$	[	]	$35,492	$5,498	[1]
Barrow Hanley Total Return Bond Fund	$	[	]	$0	$0	[1]
Barrow Hanley Credit Opportunities Fund	$	[	]	$0	$0	[1]
Barrow Hanley Floating Rate Fund	$	[	]	$0	$0	[1]
Barrow Hanley US Value Opportunities Fund	$	[	]	$31,287	$22,398	[2]
Barrow Haney Emerging Markets Value Fund	$	[	]	$1,969	$2,396	[2]
Barrow Hanley International Value Fund	$	[	]	$84,661	$12,386

[1]	Reflects the period from April 12, 2022 (commencement of Barrow Hanley Predecessor Fund operations) to October 31, 2022.
[2]	Reflects the period from December 29, 2021 (commencement of Barrow Hanley Predecessor Fund operations) to October 31, 2022.
[3]	The Barrow Hanley Predecessor Funds’ fiscal year end was October 31.

The following table shows the dollar amount of brokerage commissions paid by the Barrow Hanley Funds and the Barrow Hanley Predecessor Funds to firms that provided research and brokerage services and the approximate dollar amount of transactions involved during the fiscal year ended September 30, 2024.

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Fund	Total Dollar Amount of Brokerage Commissions for Research Services for Fiscal Year Ended September 30, 2024			Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services for Fiscal Year Ended September 30, 2024
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$	[	]	$	[	]
Barrow Hanley Total Return Bond Fund	$	[	]	$	[	]
Barrow Hanley Credit Opportunities Fund	$	[	]	$	[	]
Barrow Hanley Floating Rate Fund	$	[	]	$	[	]
Barrow Hanley US Value Opportunities Fund	$	[	]	$	[	]
Barrow Haney Emerging Markets Value Fund	$	[	]	$	[	]
Barrow Hanley International Value Fund	$	[	]	$	[	]

During the fiscal year ended September 30, 2024, the Funds acquired and sold securities of the following regular broker/dealers and at year end owned the amounts of securities of such regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parent companies as noted in the table below.

Fund	Name of Regular Broker/Dealer of which the Fund Held Securities		Market Value as of September 30, 2024
Barrow Hanley Total Return Bond Fund	[	]	$	[	]

JOHCM Funds

The following table sets forth the total brokerage commissions on transactions of securities the JOHCM Funds (or such JOHCM Fund’s predecessor fund for periods prior to the reorganizations) paid to independent broker-dealer firms for the last three fiscal years ended September 30 (unless indicated otherwise below).

	Fiscal Year Ended September 30, 2024			Fiscal Year Ended September 30, 2023	Fiscal Year Ended September 30, 2022
JOHCM Emerging Markets Discovery Fund	$	[	]	$115,432	$84,516
JOHCM Emerging Markets Opportunities Fund	$	[	]	$490,206	$441,741
JOHCM Global Select Fund	$	[	]	$190,720	$332,534
JOHCM International Opportunities Fund	$	[	]	$535	$1,767
JOHCM International Select Fund	$	[	]	$2,796,214	$6,592,201
Regnan Global Equity Impact Solutions	$	[	]	$7,204	$6,720
Regnan Sustainable Water and Waste Fund[1]		N/A		N/A	N/A

[1]	The Regnan Sustainable Water and Waste Fund had not commenced operations as of the date of this SAI.

During the fiscal year ended September 30, 2024, the Funds acquired and sold securities of the following regular broker/dealers and at year end owned the amounts of securities of such regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parent companies as noted in the table below.

Fund	Name of Regular Broker/Dealer of which the Fund Held Securities		Market Value as of September 30, 2024
[ ] Fund	[	]	$	[	]

Trillium Funds

The following table shows the dollar amount of brokerage commissions paid by the Trillium Funds (or such Trillium Fund’s predecessor fund, as applicable, for the periods prior to the close of the reorganization on October 30, 2023) to firms that provided research and brokerage services and the approximate dollar amount of transactions involved during the three months ended September 30, 2024, and fiscal years ended June 30, 2024, June 30, 2023, and June 30, 2022.

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Fund	Three Months Ended September 30, 2024[1]			Fiscal Year Ended June 30, 2024	Fiscal Year Ended June 30, 2023	Fiscal Year Ended June 30, 2022
Trillium ESG Global Equity Fund	$	[	]	$333,333	$120,194	$143,365
Trillium ESG Small/Mid Cap Fund	$	[	]	$10,002	$10,701	$9,544

[1]	The Trillium Funds’ fiscal year end changed to September 30 from June 30.

During the fiscal year ended September 30, 2024, the Trillium Funds (or the Trillium Predecessor Funds for the period prior to the reorganization on October 30, 2023) did not own any securities of their regular broker-dealers.

TSW Funds

The following table sets forth the total brokerage commissions on transactions of securities the TSW Funds (or the TSW Predecessor Fund for periods prior to the reorganization of TSW Large Cap Value Fund) paid to independent broker-dealer firms for the last three fiscal years ended September 30:

Fund	Fiscal Year Ended September 30, 2024			Fiscal Year Ended September 30, 2023	Fiscal Year Ended September 30, 2022
TSW Core Plus Bond Fund	$	[	]	N/A	N/A
TSW Emerging Markets Fund	$	[	]	$4,790	$9,713	[1]
TSW High Yield Bond Fund	$	[	]	$368	$0	[2]
TSW Large Cap Value Fund	$	[	]	$4,855	$13,287	[3]

[1]	Fund commenced operations on December 21, 2021.
[2]	Fund commenced operations on October 26, 2021.
[3]	For the period November 1, 2021 through September 30, 2022.

The following table sets forth the amount of portfolio transactions directed by the TSW Funds to broker-dealers that provided research services for the fiscal year ended September 30, 2024, for which the Funds paid the brokerage commissions indicated:

Fund	Total Dollar Amount of Brokerage Commissions for Research Services for Fiscal Year Ended September 30, 2024			Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services for Fiscal Year Ended September 30, 2024
TSW Core Plus Bond Fund	$	[	]	$	[	]
TSW Emerging Markets Fund	$	[	]	$	[	]
TSW High Yield Bond Fund	$	[	]	$	[	]
TSW Large Cap Value Fund	$	[	]	$	[	]

As of the fiscal year ended September 30, 2024, the TSW Funds did not hold securities of their regular broker/ dealers.

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[DISCLOSURE OF PORTFOLIO HOLDINGS]

The Funds will not disclose (or authorize the Custodian or principal underwriter to disclose) portfolio holdings information to any person or entity except as follows:

•

To persons providing services to the Funds who have a need to know such information in order to fulfill their obligations to the Funds, such as portfolio managers, administrators, custodians, pricing services, proxy voting services, accounting and auditing services, liquidity vendors, and research and trading services, and the Trust’s Board of Trustees;

•	In connection with periodic reports that are available to shareholders and the public;

•	To mutual fund rating or statistical agencies or persons performing similar functions;

•	Pursuant to a regulatory request or as otherwise required by law; or

•	To persons approved in writing by the CCO or President of the Trust.

[Barrow Hanley Funds

Pursuant to applicable law, the Barrow Hanley Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. Each Barrow Hanley Fund discloses a complete or summary schedule of investments (which includes the Fund’s 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund’s net asset value (“Summary Schedule”)) in its Semi-Annual and Annual Reports which are distributed to Fund shareholders. Each Barrow Hanley Fund’s complete schedule of investments following the first and third fiscal quarters will be available in quarterly holdings reports filed with the SEC as exhibits to Form N-PORT, and each Barrow Hanley Fund’s complete schedule of investments following the second and fourth fiscal quarters will be available in shareholder reports filed with the SEC on Form N-CSR.

Complete schedules of investments filed with the SEC on Form N-CSR and as exhibits to Form N-PORT are not distributed to Barrow Hanley Fund shareholders but are available, free of charge, on the SEC’s website at www.sec.gov. Should a Barrow Hanley Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its complete schedule of investments will be available without charge, upon request, by calling 866-778-6397.

In addition to the quarterly portfolio holdings disclosure required by applicable law, within 30 days of the end of each month, each Barrow Hanley Fund will post its holdings on the internet at Perpetual.com. The Adviser may exclude any portion of the Fund’s portfolio holdings from such publication when deemed in the best interest of the Fund. The portfolio holdings information placed on the Funds’ website generally will remain there until such information is included in a filing on Form N-PORT or Form N-CSR as described above.

JOHCM Funds

Monthly top ten holdings for the JOHCM Emerging Markets Discovery Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Global Select Fund, JOHCM International Opportunities Fund, and JOHCM International Select Fund are available on the Funds’ website (www.johcm.com) 15 calendar days after each month-end. In addition to this monthly disclosure, each Fund may also make publicly available its portfolio holdings at other dates as may be determined from time to time. A complete listing of quarter-end portfolio holdings for each of the JOHCM Emerging Markets Discovery Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Global Select Fund, JOHCM International Opportunities Fund, and JOHCM International Select Fund is available at www.johcm.com 10 calendar days after each quarter-end. To find the top ten monthly holdings and quarter-end portfolio holdings for a Fund, click on “Funds,” select “View all funds” from the dropdown menu, and then navigate to the specific Fund page.

Monthly top ten holdings for Regnan Global Equity Impact Solutions are available on its website (www.perpetual.com) 15 calendar days after each month-end. In addition to this monthly disclosure, the Fund may also make publicly available its portfolio holdings at other dates as may be determined from time to time. A complete listing of quarter-end portfolio holdings for the Fund is also available at www.perpetual.com 10 calendar days after each quarter-end. To find the top ten monthly holdings and quarter-end portfolio holdings for the Fund, click on “Mutual Funds” and then navigate to the Regnan Global Equity Impact Solutions page.

Portfolio holdings information is also available by calling the Trust at 866-260-9549 (toll free) or 312-557-5913. The Funds will disclose portfolio holdings quarterly, in the annual and semi-annual reports, as well as in filings with the SEC, in each case no later than 60 days after the end of the applicable fiscal period.

66

Trillium Funds

Disclosure of the Trillium Funds’ complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Funds shareholders and in the quarterly holdings report on Part F of Form N-PORT, with quarter-end disclosures being made public 60 days after the end of each fiscal quarter. These reports will be available, free of charge, on the EDGAR database on the SEC’s website at http://www.sec.gov. In addition, the Trillium Funds will also disclose their complete holdings and certain other portfolio characteristics on the Funds’ website at https://www.trilliuminvest.com/mutual-funds/trillium-esg-global-equity-fund and https://www.trilliuminvest.com/mutual-funds/trillium-esg-small-mid-cap-fund generally within 30 days after each month-end. The month-end holdings for the Funds will remain posted on the Funds’ website until updated the following month-end. Portfolio holdings information may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC or one day after it is first published on the Funds’ website. In addition, a Trillium Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

TSW Funds

Monthly top ten holdings for each TSW Fund are available on its website (www.perpetual.com) 15 calendar days after each month-end. In addition to this monthly disclosure, each Fund may also make publicly available its portfolio holdings at other dates as may be determined from time to time. A complete listing of quarter-end portfolio holdings for each Fund is available at www.perpetual.com 10 calendar days after each quarter-end. To find the top ten monthly holdings and quarter-end portfolio holdings for a Fund, click on “Mutual Funds” and then navigate to the specific Fund page.

Portfolio holdings information is also available by calling the Trust at 866-260-9549 (toll free) or 312-557-5913. The TSW Funds will disclose portfolio holdings quarterly, in the annual and semi-annual reports, as well as in filings with the SEC, in each case no later than 60 days after the end of the applicable fiscal period.]

Pursuant to policies and procedures adopted by the Board of Trustees, the Funds have ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, the Subadviser, Administrator, Transfer Agent, Fund Accounting Agent, and Custodian and on an as needed basis to other third parties providing services to the Funds. The Adviser, the Subadivser, Administrator, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Funds. The Funds disclose portfolio holdings to their auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time. The Funds, the Adviser, the Subadviser, the Transfer Agent, the Fund Accounting Agent, and the Custodian, are prohibited from entering into any special or ad hoc arrangements with any person to make available information about the Funds’ portfolio holdings without the specific approval of the Trust’s CCO or President. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the CCO, which will review the arrangement to determine (i) whether the arrangement is in the best interests of the Funds’ shareholders, (ii) whether the information will be kept confidential (based on the factors discussed below), (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, the Subadviser, or any affiliated person of the Funds, the Subadviser or the Adviser. The CCO will provide to the Board of Trustees on a quarterly basis a report regarding all portfolio holdings information released on an ad hoc or special basis. Additionally, the Adviser and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing the Funds’ portfolio holdings. The Trust’s CCO monitors compliance with these procedures, and reviews their effectiveness on an annual basis.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Funds’ Adviser, the Subadviser, Transfer Agent, Fund Accounting Agent, and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Funds’ portfolio holdings and the duty not to trade on the non-public information. The Trust believes that these are reasonable procedures to protect the confidentiality of the Funds’ portfolio holdings and will provide sufficient protection against personal trading based on the information.

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Portfolio Turnover [**To be updated by amendment**]

[ ] showed significant variations in portfolio turnover rates between fiscal years 2023 and 2024. The variation in portfolio turnover between the 2023 and 2024 fiscal years is due to [  ].

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DETERMINATION OF SHARE PRICE

The price (NAV) of the shares of each Fund is determined at the close of trading of the NYSE, normally 4:00 p.m. ET/3:00 p.m. CT except for the following days on which the share price of each Fund is not calculated: Saturdays and Sundays; U.S. national holidays including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Security prices are generally provided by a third party pricing service approved by the Trustees as of the close of the NYSE, normally at 4:00 pm ET, each business day on which the share price of the Funds are calculated (as defined in each Fund’s prospectus).

Equity securities (including options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price or last trade price, as applicable, as determined by the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations available from the designated pricing vendor as of the closing of the primary exchange. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASD National Market System is considered an exchange. Investments in other open-end registered investment companies are valued at their respective NAV as reported by such companies.

Fixed-income securities will be valued at the latest quotations available from the designated pricing vendor. These quotations will be derived by an approved independent pricing service based on their proprietary calculation models. In the event that market quotations are not readily available for short-term debt instruments, securities with less than 61 days to maturity may be valued at amortized cost as long as there are no credit or other impairments of the issuer.

In the event an approved pricing service is unable to provide a readily available quotation, the security may be priced by an alternative source, such as a broker who covers the security and can provide a daily market quotation. The appropriateness of the alternative source, such as the continued use of the broker, will be reviewed and ratified quarterly by the Fund’s Adviser in its Board-appointed role as valuation designee. For any security for which quotations are (1) not readily available, (2) not provided by an approved pricing service or broker, or (3) determined to not accurately reflect their value, such security’s fair value will be determined by the Adviser, with oversight by the Board, using procedures approved by the Board.

Non-U.S. securities, currencies and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

REDEMPTION IN-KIND

The Funds ordinarily do not intend to redeem shares in any form except cash. However, if the amount redeemed is over the lesser of $250,000 or 1% of a Fund’s net assets, each Fund has the right to redeem shares by giving the redeeming shareholder the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net assets in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund.

TAX CONSIDERATIONS

The following tax information supplements and should be read in conjunction with the tax information contained in each Fund’s Prospectus. The Prospectus generally describes the U.S. federal income tax treatment of each Fund and its shareholders. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in each Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of non-U.S. and U.S. federal, state and local tax laws.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of Fund shares as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situation.

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Qualification as a Regulated Investment Company

Each Fund has elected or will elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to qualify for the special tax treatment accorded RICs and their shareholders, a Fund must, among other things: (a) derive at least 90% of its gross income for each taxable year from: (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of: (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs; and (B) other securities (other than those described in clause (A)) limited in respect of any one issuer to a value that does not exceed 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities of any one issuer (other than those described in clause (i)(A)), the securities (other than securities of other RICs) of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships; and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses, taking into account any capital loss carryforwards) and its net tax-exempt income, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for U.S. federal income tax purposes because they meet the passive income requirement under Code Section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Certain of a Fund’s investments in MLPs and ETFs, if any, may qualify as interests in qualified publicly traded partnerships.

For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the U.S. Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect a Fund’s ability to meet the diversification test in (b) above. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs and certain commodity-linked ETFs.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss, determined with reference to any capital loss carryforwards) distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income (if any) and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of a Fund’s shares (as described below). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.

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Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any), and its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any taxable income, including any net capital gain retained by a Fund, will be subject to tax at the Fund level at regular corporate rates.

In the case of net capital gain, a Fund is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who would then, in turn, be: (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund would be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its: (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

In order to comply with the distribution requirements described above applicable to RICs, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year.

If a Fund declares a distribution to shareholders of record in October, November, or December of one calendar year and pays the distribution in January of the following calendar year, the Fund and its shareholders will be treated as if the Fund paid the distribution on December 31 of the earlier year.

Excise Tax

If a Fund were to fail to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts.

Each Fund intends generally to make distributions sufficient to avoid the imposition of the 4% excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year (or November 30 of that year if the RIC makes the election described above) generally are treated as arising on January 1 of the following calendar year; in the case of a RIC with a December 31 year end that is eligible to make and makes the election described above, no such gains or losses will be so treated. Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax in the taxable year ending within the calendar year.

Capital Loss Carryforwards

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, each Fund is able to carryforward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains.

If a Fund incurs or has incurred net capital losses, those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryover losses will retain their character as short-term or long-term.

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See each Fund’s most recent annual shareholder report for the Fund’s available capital loss carryforwards, if any, as of the end of its most recently ended fiscal year.

Fund Distributions

For U.S. federal income tax purposes, distributions of investment income generally are taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. The IRS and the U.S. Department of the Treasury have issued regulations that impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things: (i) distributions paid by a Fund of net investment income and capital gains as described above; and (ii) any net gain from the sale, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

As required by U.S. federal law, detailed U.S. federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

If, in and with respect to any taxable year, a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. To the extent a Fund makes distributions of capital gains in excess of the Fund’s net capital gain for the taxable year (as reduced by any available capital loss carryforwards from prior taxable years), there is a possibility that the distributions will be taxable as ordinary dividend distributions, even though distributed excess amounts would not have been subject to tax if retained by the Fund.

Distributions are taxable as described herein whether shareholders receive them in cash or reinvest them in additional shares.

A dividend paid to shareholders in January generally is deemed to have been paid by a Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

Distributions on a Fund’s shares generally are subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV reflects either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid for such shares. Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares. As described above, a Fund is required to distribute realized income and gains regardless of whether a Fund’s NAV also reflects unrealized losses.

In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income” that is eligible for taxation at long-term capital gain rates, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. In general, a dividend is not treated as qualified dividend income (at either the Fund or shareholder level): (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date); (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related

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property; (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest; or (4) if the dividend is received from a foreign corporation that is: (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States); or (b) treated as a passive foreign investment company.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income are treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.

If the aggregate qualified dividends received by a Fund during a taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) are eligible to be treated as qualified dividend income.

In general, dividends of net investment income received by corporate shareholders of a Fund qualify for the dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction: (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock); or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced: (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund; or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

Any distribution of income that is attributable to: (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction; or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Distributions by a Fund to its shareholders that the Fund properly reports as “Section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of noncorporate shareholders. Noncorporate shareholders are permitted a U.S. federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Currently, eligible noncorporate shareholders can claim the deduction for tax years beginning after December 31, 2017, and ending on or before December 31, 2025. Very generally, a “Section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a Fund from REITs, to the extent such dividends are properly reported as such by the Fund in a written notice to its shareholders. A Section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying Fund shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as Section 199A dividends as are eligible, but is not required to do so.

Subject to future regulatory guidance to the contrary, distributions attributable to qualified publicly traded partnership income from a Fund’s investments in MLPs will ostensibly not qualify for the deduction available to noncorporate taxpayers in respect of such amounts received directly from an MLP.

Tax Implications of Certain Fund Investments

Special Rules for Debt Obligations. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the original issue discount (“OID”) is treated as interest income and is included in a Fund’s income and required to be distributed by the Fund over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year.

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Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). A Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which OID or acquisition discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

If a Fund holds the foregoing kinds of obligations, or other obligations subject to special rules under the Code, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such obligations.

Securities Purchased at a Premium. Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund would reduce the current taxable income from the bond by the amortized premium and reduce its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require the Fund to reduce its tax basis by the amount of amortized premium.

A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

At-risk or Defaulted Securities. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether or to what extent a Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, OID or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Certain Investments in REITs. Any investment by a Fund in equity securities of REITs qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Certain distributions made by a Fund attributable to dividends received by the Fund from REITs may qualify as “qualified REIT dividends” in the hands of noncorporate shareholders, as discussed above.

Mortgage-Related Securities. A Fund may invest directly or indirectly in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and U.S. Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income

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allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders: (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income; and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Foreign Currency Transactions. Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses generally will reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

Foreign currency gains generally are treated as qualifying income for purposes of the 90% gross income test described above. There is a remote possibility that the Secretary of the Treasury will issue contrary tax regulations with respect to foreign currency gains that are not directly related to a RIC’s principal business of investing in stocks or securities (or options or futures with respect to stocks or securities), and such regulations could apply retroactively.

Passive Foreign Investment Companies. Equity investments by a Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” A foreign issuer in which a Fund invests will not be treated as a PFIC with respect to the Fund if such issuer is a controlled foreign corporation (“CFC”) for U.S. federal income tax purposes and the Fund holds (directly, indirectly, or constructively) 10% or more of the voting interests in or total value of such issuer. In such a case, a Fund generally would be required to include in gross income each year, as ordinary income, its share of certain amounts of a CFC’s income, whether or not the CFC distributes such amounts to the Fund.

Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

Options and Futures

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or a Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of a Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

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A Fund’s options activities may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Such straddles include, for example, positions in a particular security, or an index of securities, and one or more options that offset the former position, including options that are “covered” by a Fund’s long position in the subject security. Very generally, where applicable, Section 1092 requires: (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter; and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. These straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.

The tax treatment of certain positions entered into by a Fund (including regulated futures contracts, certain foreign currency positions and certain listed non-equity options) will be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

Other Derivatives, Hedging, and Related Transactions. In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting, among other things, whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Commodity-Linked Instruments. A Fund’s investments in commodity-linked instruments can be limited by the Fund’s intention to qualify as a RIC, and can bear on the Fund’s ability to so qualify. Income and gains from certain commodity-linked instruments do not constitute qualifying income to a RIC for purposes of the 90% gross income test described above. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If a Fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it is eligible to and does pay a tax at the Fund level.

Exchange-Traded Notes, Structured Notes. The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked ETNs and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect a Fund’s ability to qualify for treatment as a RIC and to avoid a Fund-level tax.

Book-Tax Differences. Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and a Fund’s book income is less than the sum of its taxable income and net tax-exempt income, a Fund could be required to make distributions exceeding book

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income to qualify as a RIC that is accorded special tax treatment and to avoid an entity-level tax. In the alternative, if a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income, the distribution (if any) of such excess generally will be treated as: (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income); (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares; and (iii) thereafter as gain from the sale or exchange of a capital asset.

Investments in Other RICs. A Fund’s investments in shares of another mutual fund, an ETF or another company that qualifies as a RIC (each, an “investment company”) can cause the Fund to be required to distribute greater amounts of net investment income or net capital gain than the Fund would have distributed had it invested directly in the securities held by the investment company, rather than in shares of the investment company. Further, the amount or timing of distributions from a Fund qualifying for treatment as a particular character (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment company. If a Fund receives dividends from an investment company and the investment company reports such dividends as qualified dividend income, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

If a Fund receives dividends from an investment company and the investment company reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

Investments in Master Limited Partnerships and Certain Non-U.S. Entities. A Fund’s ability to make direct and indirect investments in MLPs and certain non-U.S. entities is limited by the Fund’s intention to qualify as a RIC, and if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. federal income tax purposes, the Fund’s status as a RIC may be jeopardized. Among other limitations, a Fund is permitted to have no more than 25% of the value of its total assets invested in qualified publicly traded partnerships, including MLPs.

Subject to any future regulatory guidance to the contrary, any distribution of income attributable to qualified publicly traded partnership income from a Fund’s investment in a MLP will ostensibly not qualify for the deduction that would be available to a noncorporate shareholder were the shareholder to own such MLP directly.

Tax-Exempt Shareholders

Income of a RIC that would be UBTI if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund.

CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a Fund.

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Sale, Exchange or Redemption of Shares

The sale, exchange or redemption of Fund shares may give rise to a gain or loss.

In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares.

Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Tax Shelter Reporting Regulations

Under U.S. Treasury regulations, if a shareholder recognizes a loss of at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual shareholder or at least $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Foreign Taxation

Income, proceeds and gains received by a Fund (or RICs in which the Fund has invested) from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. This will decrease a Fund’s yield on securities subject to such taxes. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at taxable year end consists of securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by a Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Foreign Shareholders

Distributions by a Fund to shareholders that are not “United States persons” within the meaning of the Code (“foreign shareholders”) properly reported by the Fund as: (1) Capital Gain Dividends; (2) short-term capital gain dividends; and (3) interest-related dividends, each as defined below and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not

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provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If a Fund invests in a RIC that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. A Fund may report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Distributions by a Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends and interest-related dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund unless: (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States; (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of a Fund (as described below).

Subject to certain exceptions (e.g., if the Fund were a U.S. “real property holding corporation” as described below), a Fund is generally not required (and does not expect) to withhold on the amount of a non-dividend distribution (i.e., a distribution that is not paid out of the Fund’s current earnings and profits for the applicable taxable year or accumulated earnings and profits) when paid to its foreign shareholders.

Special rules would apply if a Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A Fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE.

If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Moreover, if a Fund were a USRPHC or, very generally, had been one in the last five years, it would be required to withhold on amounts distributed to a greater-than-5% foreign shareholder to the extent such amounts would not be treated as a dividend, i.e., are in excess of the Fund’s current and accumulated “earnings and profits” for the applicable taxable year. Such withholding generally is not required if the Fund is a domestically controlled QIE.

If a Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to: (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands; and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund.

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Foreign shareholders of a Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and – payment obligations discussed above through the sale and repurchase of Fund shares.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Foreign shareholders should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is timely furnished to the IRS.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor, and persons investing in a Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the U.S. Department of the Treasury have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or Capital Gain Dividends a Fund pays. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., interest-related dividends and short-term capital gain dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

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General Considerations

The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific U.S. federal tax consequences of purchasing, holding, and disposing of shares of a Fund, as well as the effects of state, local, non-U.S., and other tax law and any proposed tax law changes.

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PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has delegated responsibilities for decisions regarding proxy voting for securities held by each Fund to the Adviser, which for subadvised Funds, has delegated such responsibilities to the Subadviser, subject to the general oversight of the Board. The Adviser and the Subadviser have adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the 1940 Act, as amended, consistent with its fiduciary obligations. The Proxy Policy has been approved by the Board of Trustees. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best interests of the Funds and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the best interests of the Funds and the Adviser’s and the Subadviser’s interests will be resolved in the Funds’ favor pursuant to the Proxy Policy.

The Adviser’s and each Subadviser’s proxy voting policies and procedures are attached as Appendix A.

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the pertinent Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 866-260-9549 (toll free) or 312-557-5913. Information about how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ending September 30 is available without charge, upon request, by calling the Trust at 866-260-9549 (toll free) or 312-557-5913  and on the SEC’s website at https://www.sec.gov/.

FINANCIAL STATEMENTS

Audited financial statements for the Barrow Hanley Funds as of September 30, 2024, including notes thereto, and the report of [ ] thereon, are incorporated by reference from the Trust’s September 30, 2024 N-CSR. The Trust’s N-CSR for the Barrow Hanley Funds was filed electronically with the SEC on [ ], 2024 (Accession No. [ ]).

Audited financial statements for the JOHCM Funds as of September 30, 2024, including notes thereto, and the report of [ ] thereon, are incorporated by reference from the Trust’s September 30, 2024 N-CSR. The Trust’s N-CSR for the JOHCM Funds was filed electronically with the SEC on [ ], 2024 (Accession No. [ ]).

Audited financial statements for the Trillium Funds as of September 30, 2024, including notes thereto, and the report of [ ] thereon, are incorporated by reference from the Trust’s September 30, 2024 N-CSR. The Trust’s N-CSR for the Trillium Funds was filed electronically with the SEC on [ ], 2024 (Accession No. [ ]).

Audited financial statements for the TSW Funds as of September 30, 2024, including notes thereto, and the report of [ ] thereon, are incorporated by reference from the Trust’s September 30, 2024 N-CSR. The Trust’s N-CSR for the TSW Funds was filed electronically with the SEC on [ ], 2024 (Accession No. [ ]).

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APPENDIX A

PERPETUAL AMERICAS FUNDS SERVICES

PROXY VOTING PROCEDURES SUMMARY

Perpetual Americas Funds Services (“PAFS”) has a fiduciary responsibility to its clients for voting proxies, where authorized, for portfolio securities consistent with the best interests of their clients when voting. Proxy voting is an important right of shareholders, and reasonable care and diligence should be undertaken to ensure that such rights are properly exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which should include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser has proxy voting authority.

Client accounts that are plans governed by the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA.

PAFS has established procedures to ensure that all proxies that are received, and for which a client has given the adviser voting authority, are properly distributed and voted on a timely basis in the best interest of the client. To support this, PAFS uses Institutional Shareholder Services (“ISS”) as its sole proxy research and proxy voting service provider.

We use ISS as our proxy voting provider for lodging our votes. The research on individual resolutions provided by ISS is one of the inputs into our voting decisions alongside the analysis done by each team in accordance with their investment style and objective. Portfolio managers make the decision on all voting based on their assessment of the merits of each resolution. As an active manager, running concentrated portfolios with the objective of outperforming a benchmark or client objective, we generally purchase the securities of a company because we have a positive view on management and business performance. This positive disposition typically means we have a higher probability of voting in line with management than a highly diversified or passive manager. All voting and engagement activities are designed to enhance long-term shareholder returns and focus on how a company is governed to best deploy a strategy that most effectively manages risk and opportunity aligned to sustainable growth.

Consistent with our multi-boutique structure, we do not subscribe to a centralized “house” approach to voting. We believe the investment teams are best placed to undertake their own voting, in line with their specific investment objectives, and therefore we do not have policies that prescribe how they should vote on certain issues. Investment teams have discretion to make voting decisions based on their analysis of proposals, their engagements with companies and/or any available third-party research and data. They can also seek the advice and counsel of the Sustainable Investments team or Regnan Insight and Advisory Centre, if required.

Where the investment teams agree the proposals are in investors’ best interests, they will vote in favor of them. When proposals do not reflect the best interests of clients, the investment teams may choose to escalate these concerns to the investee company’s senior independent director or Chairperson. Our investment teams may also engage in discussions with other investors where appropriate and in compliance with market conduct and other applicable rules.

With respect to conflicts arising from proxy voting responsibilities, PAFS shall take reasonable steps to ensure, and must be able to demonstrate, that those steps resulted in a decision to vote the proxies in the best interests of the client and the long-term value of the client’s investment. Where PAFS is required to vote on a matter related to an issuer for which PAFS has other interests (e.g., a client relationship), or where another material conflict may arise with respect to a specific vote, PAFS will defer to the ISS recommendation. Due to the lack of a “house” approach to voting, it is possible that investment teams holding securities in the same entity may vote their proxies differently to each other as part of their interpretation of the best interests of clients according to their investment objectives. Identified conflicts of interest and their management will be detailed in the PAFS Conflicts Register in accordance with the firm’s Conflicts of Interest Policy.

Once the proxy has been voted, it is recorded and stored on the ISS ProxyExchange system. These records contain the proxy statements received on behalf of the client and the record of votes cast on behalf of the client. PAFS also retains any documents that it has prepared which were material to making a decision on how to vote, or that memorialized the basis for the decision, and records of the client’s requests for proxy voting information and any written response.

Clients may request a copy of our proxy voting policy or information regarding this proxy voting policy, including how PAFS voted on specific proxies.

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BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC

PROXY VOTING POLICIES AND PROCEDURES

Barrow Hanley has accepted responsibility to vote proxies for equity securities for its clients who have delegated this responsibility to us, and the Firm’s policy is to vote our clients’ proxies in the best economic interests of our clients, the beneficial owners of the shares. Barrow Hanley has adopted this Proxy Voting Policy and maintains written procedures for handling research, voting, reporting of proxy votes, and making appropriate disclosures about proxy voting on behalf of our clients.

It is Barrow Hanley’s policy to vote all clients’ proxies the same based on this Proxy Voting Policy and Barrow Hanley’s Proxy Voting Guidelines. If or when additional costs to clients are identified in association with voting the client’s proxy, Barrow Hanley will determine whether such costs exceed the expected economic benefit of voting the proxy and may determine that abstaining from voting is the better action for ERISA Plan clients. However, if/when such voting costs are borne by Barrow Hanley and not by the client, all proxies will bevoted for all clients. Barrow Hanley’s Proxy Voting Guidelines provide a framework for assessing proxy proposals. Disclosure information about the Firm’s Proxy Voting is included in Barrow Hanley’s Form ADV Part 2.

To assist in the proxy voting process, at its own expense Barrow Hanley retains the services of Glass Lewis & Co. Glass Lewis provides:

•	Research on corporate governance, financial statements, business, legal and accounting risks;

•	Proxy voting recommendations, including ESG voting guidelines;

•	Portfolio accounting and reconciliation of shareholdings for voting purposes;

•	Proxy voting execution, record keeping, and reporting services.

Proxy Oversight Committee, Proxy Coordinators, and Proxy Voting Committee

•

Barrow Hanley’s Proxy Oversight Committee is responsible for implementing and monitoring Barrow Hanley’s proxy voting policy, procedures, disclosures, and recordkeeping, including outlining our voting guidelines in our procedures.

•	The Proxy Oversight Committee conducts periodic reviews to monitor and ensure that the Firm’s policy is observed, implemented properly, and amended or updated, as appropriate.

•	The Proxy Oversight Committee is made up of the CCO, the Responsible Investing Committee Lead, the Head of Investment Operations, the ESG Research Coordinator, and an At-Large Portfolio Manager.

•	Proxy Coordinators are assigned from the Investment Operations department.

•	Proxy Coordinators review and organize the data and recommendations provided by the proxy service.

•	Proxy Coordinators are responsible for ensuring that the proxy ballots are routed to the appropriate research analyst based on industry sector coverage.

•

Research Analysts review and evaluate proxy proposals and make recommendations to the Proxy Voting Committee to ensure that votes are consistent with the Firm’s analysis and are in the best economic interest of the shareholders, our clients.

•	Equity Portfolio Managers are members of the Proxy Voting Committee.

•

Equity Portfolio Managers vote proxy proposals based on shareholders’ economic interests utilizing the Firm’s Proxy Voting Guidelines, internal research recommendations, and the research from Glass Lewis. Proxy votes must be approved by the Proxy Voting Committee before submitting to the proxy service provider.

•	Proxies for the Diversified Small Cap Value accounts are voted in accordance with the proxy service provider’s recommendations for the following reasons:

•	Investments are based on a quantitative model. Fundamental research is not performed for the holdings.

•	The holding period is too short to justify the time for analysis to vote.

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Conflicts of Interest

Potential conflicts may arise when:

•

Clients elect to participate in securities lending arrangements; in such cases, the votes follow the shares, and because Barrow Hanley has no information about clients’ shares on loan, the proxies for those shares may not be voted.

•	Barrow Hanley invests in equity securities of corporations who are also clients of the Firm; in such cases, Barrow Hanley seeks to mitigate potential conflicts by:

•	Making voting decisions for the benefit of the shareholder(s), our clients;

•	Uniformly voting every proxy based on Barrow Hanley’s internal research and consideration of Glass Lewis’ recommendations; and

•	Documenting the votes of companies who are also clients of the Firm.

•

If a material conflict of interest exists, members from the Proxy Voting and Oversight Committees will determine if the affected clients should have an opportunity to vote their proxies themselves, or whether Barrow Hanley will address the specific voting issue through other objective means, such as voting the proxies in a manner consistent with a predetermined voting policy or accepting the voting recommendation of Glass Lewis.

Other Policies and Procedures

•	Barrow Hanley sends a daily electronic transfer of equity positions to the proxy =

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THOMPSON, SIEGEL & WALMSLEY LLC

PROXY VOTING POLICIES AND PROCEDURES

Policy

TSW has a fiduciary responsibility to its clients for voting proxies, where authorized, for portfolio securities consistent with the best economic interests of its clients. TSW maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm’s proxy voting policies and practices in Form ADV Part 2A. In addition, we review our policies and practices no less than annually for adequacy; to make sure they have been implemented effectively, and to make sure they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients. Our policy and practice include the responsibility to monitor corporate actions and potential conflicts of interest, receive and vote client proxies, and make information available to clients about the voting of proxies for their portfolio securities while maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders, and reasonable care and diligence should be undertaken to ensure that such rights are properly exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which should include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser has proxy voting authority.

A related companion release by the SEC also adopted rule and form amendments under the Securities Act and Investment Company Act similar to the above which TSW complies with when acting as a sub-adviser to a mutual fund.

Responsibility

TSW’s Senior Compliance Officer (Proxy Coordinator) has the responsibility for the organization and monitoring of our Proxy Voting Policy, practices, and recordkeeping. Implementation and disclosure, including outlining our voting guidelines in our procedures, is the responsibility of the CCO and Chief Operating Officer. TSW has retained the services of a third-party provider, Institutional Shareholder Services, Inc. (“ISS”) to assist with the proxy process. ISS is a Registered Investment Adviser under the Advisers Act. It is a leading provider of proxy voting and corporate governance services. ISS provides TSW proxy proposal research and voting recommendations and votes proxies on TSW’s behalf in accordance with ISS’s standard voting guidelines. Those guidelines cover the following areas:

•	Operational Issues

•	Board of Directors

•	Proxy Contests

•	Anti-takeover Defenses and Voting Related Issues

•	Mergers and Corporate Restructurings

•	State of Incorporation

•	Capital Structure

•	Executive & Director Compensation

•	Equity Compensation Plans

•	Specific Treatment of Certain Award Types in Equity Plan Evaluations

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•	Other Compensation Proposals & Policies

•	Shareholder Proposals on Compensation

•	Social/Environmental Issues

•	Consumer Issues and Public Safety

•	Environment and Energy

•	General Corporate Issues

•	Labor Standards and Human Rights

•	Military Business

•	Workplace Diversity

•	Mutual Fund Proxies

TSW generally believes that voting proxies in a manner that is favorable to a business’s long-term performance and valuation is in its clients’ best interests. However, a uniform voting policy may not be in the best interest of all clients. While TSW applies ISS’s standard policy guidelines to most clients, where appropriate we utilize ISS’s specialized, non-standard policy guidelines to meet specific client requirements.

TSW’s Proxy Coordinator is responsible for monitoring ISS’s voting procedures on an ongoing basis. TSW’s general procedure regarding the voting of proxies is addressed below. For instances not directly addressed in this policy the Proxy Oversight Representative should act in accordance with the principles outlined in the SEC’s Guidance Regarding Proxy Voting Responsibilities of Investment Advisers issued in August 2019 and supplemental release in September 2020 in consultation with the Proxy Coordinator.

Procedure

TSW has adopted various procedures and internal controls to review, monitor and ensure the Firm’s Proxy Voting policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedures

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Upon timely receipt of proxy materials, ISS will automatically release vote instructions on client’s behalf as soon as custom research is completed. TSW retains authority to override the votes (before cut-off date) if TSW disagrees with the vote recommendation.

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The Proxy Coordinator will monitor the voting process at ISS via ISS’s Proxy Exchange website (ISS’s online voting and research platform). Records of which accounts are voted, how accounts are voted, and how many shares are voted are kept electronically with ISS.

•	For proxies not received by ISS, TSW and ISS will make a best effort attempt to receive ballots from the clients’ custodian prior to the vote cut-off date.

•

TSW is responsible for account maintenance – opening and closing of accounts, transmission of holdings and account environment monitoring. ISS will email TSW Compliance personnel to get approval when closing an account that was not directed by TSW.

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The Chief Operating Officer (Proxy Oversight Representative) will keep abreast of any critical or exceptional events or events qualifying as a conflict of interest via ISS Proxy Exchange website and email.

•

Investment teams should keep the Proxy Oversight Representative and Proxy Coordinator informed of material issues affecting pending or upcoming proxy votes. If the Proxy Oversight Representative and Proxy Coordinator become aware of additional information that would reasonably be expected to affect TSW’s vote, then this information should be considered prior to voting.

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•

TSW has the ability to override ISS recommended vote instructions and will do so if believed to be in the best interest of the client. All changes are documented and coordinated between the Proxy Oversight Representative and/or Proxy Coordinator and the Portfolio Manager and/or Research Analyst. Changes generally occur as a result of TSW’s communication with issuer management regarding matters pertaining to securities held when the issuer questions or disputes ISS’s voting recommendation.

All proxies are voted solely in the best interest of clients on a best efforts basis. Proactive communication takes place via regular communication with ISS’s Client Relations team.

Disclosure

TSW will provide conspicuously displayed information in its Disclosure Document summarizing this Proxy Voting policy, including a statement that clients may request information regarding how TSW voted a client’s proxies, and that clients may request a copy of these policies and procedures.

See Form ADV, Part 2A – Item 17 – Voting Client Securities

Client Requests for Information

•	All client requests for information regarding proxy votes, or policies and procedures, received by any associate should be forwarded to the Proxy Coordinator.

•

In response to any request, the Proxy Coordinator will prepare a response to the client with the information requested, and as applicable, will include the name of the issuer, the proposal voted upon, and how TSW voted the client’s proxy with respect to each proposal about which the client inquired.

Voting Guidelines

•

TSW has a fiduciary responsibility under ERISA to vote ERISA Plan proxies unless the Plan directs otherwise. TSW will vote proxies when directed by non-ERISA clients. In the absence of specific voting guidelines from the client and upon timely receipt of proxy materials from the custodian, TSW will vote proxies in the best interests of each particular client according to the recommended election of ISS. ISS’s policy is to vote all proxies from a specific issuer the same way for each client, absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on TSW’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

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ISS will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by auditors’ non-audit services.

•	ISS will generally vote against proposals that cause board members to become entrenched, reduce shareholder control over management or in some way diminish shareholders’ present or future value.

•	In reviewing proposals, ISS will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.

•	A complete summary of ISS’s U.S. and International voting guidelines is available at: https://www.issgovernance.com/policy

Forensic Testing Procedures

•	No less than quarterly, TSW’s Proxy Coordinator will review the ISS Proxy Exchange Master Account List to ensure all appropriate accounts are being voted.

•

TSW will conduct periodic tests to review proxy voting records and the application of general voting guidelines, especially in circumstances such as corporate events (e.g., mergers and acquisition transactions, dissolutions, conversions, consolidations, etc.) or contested director elections. Any matter warranting additional, often issuer-specific review will be escalated to the Portfolio Manager and Research Analyst as needed.

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•	TSW occasionally communicates directly with issuer management regarding matters pertaining to securities held in the portfolio when it questions or disputes ISS’s voting recommendation.

Conflicts of Interest

•

TSW will identify any conflicts that exist between the interests of the adviser and each client by reviewing the relationship of TSW with the issuer of each security to determine if TSW or any of its associates has any financial, business or personal relationship with the issuer.

•	If a material conflict of interest exists, the Proxy Coordinator will instruct ISS to vote using ISS’s standard policy guidelines which are derived independently from TSW.

•	TSW will maintain a record of the voting resolution of any conflict of interest.

•

ISS also maintains a Conflicts Policy which indicates how they address any potential conflicts of interest and is available at: https://www.issgovernance.com/compliance/due-diligence-materials Practical Limitations Relating to Proxy Voting

TSW makes a best effort to vote proxies. In certain circumstances, it may be impractical or impossible for TSW to do so. Identifiable circumstances include:

•	Limited Value: Where TSW has concluded that to do so would have no identifiable economic benefit to the client-shareholder;

•	Unjustifiable Cost: When the costs of or disadvantages resulting from voting, in TSW’s judgment, outweigh the economic benefits of voting;

•

Securities Lending: If securities are on loan on the record date, the client lending the security is not eligible to vote the proxy. Because TSW generally is not aware of when a security is on loan, we will not likely have the opportunity to recall the security prior to the record date; and

•

Failure to receive proxy statements: TSW may not be able to vote proxies in connection with certain holdings, most frequently for foreign securities, if it does not receive the account’s proxy statement in time to vote the proxy.

Recordkeeping

TSW and/or ISS shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:

•	These policies and procedures and any amendments;

•	Each proxy statement that ISS receives;

•	A record of each vote that ISS casts on behalf of TSW;

•	Any document ISS created that was material to making a decision regarding how to vote proxies, or that memorializes that decision; and

•	A copy of each client request for information on how ISS voted such client’s proxies (i.e., Vote Summary Report), and a copy of any response.

Due Diligence and Error Procedures

TSW will periodically perform due diligence on ISS, focusing on the following areas:

•	Adequacy of ISS’s staffing and personnel;

•	Adequacy/robustness of ISS’s Policies and Procedures and review of their policies for conflict issues;

•	Adequacy of control environment and operational controls of ISS (i.e., SSAE 18);

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•	Review of any specific conflicts ISS may have with regard to TSW;

•	Review of ISS for any business changes that may affect services provided to TSW; and

•	Review quarterly reporting package provided by ISS and enhance this package as necessary for any additional information that is needed.

TSW will take the following steps should there ever be an issue/error that occurs with regard to its proxy voting responsibilities:

•	Follow up with ISS to determine the cause of and the details surrounding the issue;

•	Report back to the affected client immediately with such details and how the issue will be resolved;

•	Put additional controls in place, if necessary, to prevent such issues from occurring in the future; and

•	Report back to the affected client with the final resolution and any remedial steps.

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TRILLIUM ASSET MANAGEMENT, LLC

PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting and Reporting Policy

Effective September 30, 2024

Overview

Trillium’s policy is to seek to vote proxies with respect to client securities in accordance with the clients’ best interests. We believe Trillium’s clients seek out our services in part because they share Trillium’s Values1 and its devotion to aligning stakeholders’ values and objectives, combining impactful investment solutions with active ownership with the goal to provide positive impact, long-term value, and “social dividends”. Trillium believes that taking financial, environmental, social, governance, and systemic impacts into account in making proxy voting decisions can contribute to the long-term performance of our investments. Trillium’s proxy voting strives for improvements in long-term financial performance, is not intended to have a net-negative financial impact on the company, can be pursued with the intent of fostering long-term positive financial performance at the portfolio level, and has the goal of improving company environmental or social impacts consistent with Trillium’s Values.

Procedures

The Advocacy Team, as led by the Chief Advocacy Officer, bears responsibility for this policy and Trillium’s proxy voting program. This includes, among other matters, reviewing this policy on an annual basis, overseeing the selection of third-party proxy adviser services provider to assist with the administration of proxy voting, and developing and maintaining proxy voting guidelines in concert with the Proxy Voting Guidelines Committee.

Trillium maintains a Proxy Voting Guidelines Committee, chaired by the Chief Advocacy officer or their designee, comprised of members from Trillium business units, that develops, oversees, and maintains the proxy voting guidelines. The Proxy Voting Guidelines Committee reviews the guidelines on an annual basis. The Advocacy Team and Compliance Team periodically sample proxy voting records in an effort to make sure proxies are voted consistent with Trillium’s Proxy Voting Guidelines.

In instances where the Proxy Voting Guidelines do not address how Trillium should vote shares held in Trillium strategies, the Proxy Voting Guidelines Committee will review the item and assess how to vote in accordance with this policy. In addition to Trillium’s strategies, Trillium is also responsible for separately managed accounts which can contain clients’ investments that are not included in Trillium’s strategies. In instances where the Proxy Voting Guidelines do not address how Trillium should vote shares not held in Trillium strategies (i.e. only held in certain separately managed accounts), the Advocacy Team will review the item and may refer it to the relevant investment manager, the Proxy Voting Guidelines Committee, or vote per the provider’s recommendation (currently ISS’s Socially Responsible Investing guidelines).

The Advocacy Team has primary responsibility to make best efforts to properly and timely vote all proxies that are received in accordance with this policy. To support this responsibility Trillium engages a third-party provider to assist with the administration of proxy voting. Trillium relies upon a third-party proxy voting service provider to implement Trillium’s proxy voting guidelines and assist with the administrative aspects of voting. The Advocacy Team is primarily responsible for oversight of the service provider and periodically samples the service provider’s outputs throughout the year. The Advocacy Team annually reviews the performance of the service provider to seek to determine if services are sufficiently accurate, transparent, complete, effective, and otherwise adequate to meet Trillium’s responsibilities. This annual review also considers the adequacy of the service provider’s policies and procedures.

In certain circumstances, Trillium may abstain from voting if it deems that abstaining is in its clients’ best interests. Advocacy will maintain documentation describing the rationale for any instance in which Trillium does not vote a client’s proxy.

Conflicts of Interest

Trillium seeks to identify any conflicts of interest in voting proxies. Any such conflicts will be reviewed by the Chief Advocacy Officer or Chief Compliance Officer to determine how to mitigate the conflict. The conflict will be reported to the CEO or CCO to determine if a client needs to be notified. If there is a conflict of interest between Trillium and a client in respect to voting a proxy, Trillium will vote directly in line with the Proxy Voting Guidelines.

The Advocacy Team annually reviews information, policies, and procedures provided by the service provider regarding potential and actual conflicts of interest to determine if they create potential or actual conflicts with the services provided to Trillium.

Trillium does not participate in share lending and thus does not borrow or lend shares for the primary purpose of voting them.

[1]	https://www.trilliuminvest.com/our-values

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Disclosure

Trillium will provide clients with information on proxy voting in their accounts as contractually agreed or reasonably requested.

Trillium furnishes the following information on its website: (i) the proxy voting guidelines; and (ii) Trillium’s proxy votes by year.

Trillium provides disclosure of its past and intended proxy votes, which encompasses, but is not confined to, those required by regulation. Additionally, Trillium may furnish such disclosures to proxy advisors and issuers, among others, in compliance with regulatory requirements.

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APPENDIX B

RATINGS OF DEBT INSTRUMENTS

BY NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”)

GLOBAL LONG-TERM RATING SCALE

Ratings assigned on Moody’s global long-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*

By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

GLOBAL SHORT-TERM RATING SCALE

Ratings assigned on Moody’s global short-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

P-1: Ratings of Prime-1 reflect a superior ability to repay short-term obligations.

P-2: Ratings of Prime-2 reflect a strong ability to repay short-term obligations.

P-3: Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

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S&P GLOBAL RATINGS (“S&P”)

ISSUE CREDIT RATING DEFINITIONS

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS*

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

NR: This indicates that a rating has not been assigned or is no longer assigned.

*	Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

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SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

FITCH RATINGS. (“FITCH”)

ISSUER DEFAULT RATINGS

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities in global infrastructure and project finance. IDRs opine on an entity’s relative vulnerability to default on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA: Highest credit quality.

‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality.

‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.

‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality.

95

‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.

‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B: Highly speculative.

‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk.

Very low margin for safety. Default is a real possibility.

CC: Very high levels of credit risk.

Default of some kind appears probable.

C: Near default

A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

c.	the formal announcement by the issuer or their agent of a distressed debt exchange;

d.

a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted default.

‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:

a.	an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but

b.	has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

c.	has not otherwise ceased operating.

This would include:

i.	the selective payment default on a specific class or currency of debt;

ii.

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

iii.

the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

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D: Default.

‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

SHORT-TERM RATINGS ASSIGNED TO ISSUERS AND OBLIGATIONS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

F1: Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High Short-Term Default risk. Default is a real possibility.

RD: Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. For example, the rating category ‘AA’ has three notch-specific rating levels (‘AA+’; ‘AA’; ‘AA-’; each a rating level). Such suffixes are not added to ‘AAA’ ratings and ratings below the ‘CCC’ category. For the short-term rating category of ‘F1’, a ‘+’ may be appended. For Viability Ratings, the modifiers “+” or “-” may be appended to a rating to denote relative status within categories from ‘AA’ to ‘CCC’. For derivative counterparty ratings the modifiers “+” or “-” may be appended to the ratings within ‘AA(dcr)’ to ‘CCC(dcr)’ categories.

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PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)	Second Amended and Restated Agreement and Declaration of Trust, dated February 1, 2024, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on January 26, 2024.

(b)	Second Amended and Restated Bylaws, dated February 1, 2024, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on January 26, 2024.

(c)	Instruments Defining Rights of Security Holder. None, other than in the Second Amended and Restated Agreement and Declaration of Trust and the Second Amended and Restated Bylaws of the Registrant.

(d)	(i) Amended and Restated Investment Advisory Agreement between Registrant and JOHCM (USA) Inc, dated February 1, 2024, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on January 26, 2024.

(ii) Amended and Restated Schedule A to the Amended and Restated Investment Advisory Agreement between Registrant and JOHCM (USA) Inc, dated March 28, 2024, incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, filed on May 14, 2024.

(iii) Amended and Restated Sub-Advisory Agreement between JOHCM (USA) Inc and Thompson, Siegel & Walmsley LLC (“TSW”), dated February 1, 2024, incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A, filed on January 29, 2024.

(iv) Amended and Restated Schedules A and B to the Amended and Restated Sub-Advisory Agreement between JOHCM (USA) Inc and TSW, adding the TSW Core Plus Bond Fund, dated March 28, 2024, incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, filed on May 14, 2024.

(v) Amended and Restated Sub-Advisory Agreement between JOHCM (USA) Inc and Trillium Asset Management, LLC (“Trillium”), dated February 1, 2024, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on January 26, 2024.

(vi) Sub-Advisory Agreement between JOHCM (USA) Inc and Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), dated May 15, 2024, incorporated by reference to Post-Effective Amendment No 26. to the Registrant’s Registration Statement on Form N-1A, filed on October 28, 2024.

(e)	(i) Amended and Restated Distribution Agreement between Registrant and Perpetual Americas Funds Distributors, LLC (f/k/a JOHCM Funds Distributors, LLC), dated February 1, 2024, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on January 26, 2024.

(ii) Amendment to the Amended and Restated Distribution Agreement between Registrant and Perpetual Americas Funds Distributors, LLC, dated March 28, 2024, incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, filed on May 14, 2024.

(f)	Bonus or Profit-Sharing Contracts. Not applicable.

(g)	(i) Custody Agreement between Registrant and The Northern Trust Company (“Northern Trust”), dated July 14, 2021, incorporated by reference to the Registrant’s Registration Statement on Form N-14, filed on September 24, 2021.

(ii) Amendment to the Custody Agreement between Registrant and Northern Trust, dated May 26, 2023, incorporated by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on August 14, 2023.

(iii) Amendment to the Custody Agreement between Registrant and Northern Trust, dated March 29, 2024, incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, filed on May 14, 2024.

(h)	Other Material Contracts.

(i) Amended and Restated Transfer Agency and Services Agreement between Registrant and Northern Trust, dated March 29, 2024, incorporated by reference to Post-Effective Amendment No 26. to the Registrant’s Registration Statement on Form N-1A, filed on October 28, 2024.

(ii) Fund Administration and Accounting Services Agreement between Registrant and Northern Trust, dated July 14, 2021, incorporated by reference to the Registrant’s Registration Statement on Form N-14, filed on September 24, 2021.

(iii) Amendment to the Fund Administration and Accounting Services Agreement between Registrant and Northern Trust, dated March 29, 2024, incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, filed on May 14, 2024.

(iv) Third Amended and Restated Expense Limitation Agreement between Registrant and JOHCM (USA) Inc, dated June 13, 2024, incorporated by reference to Post-Effective Amendment No 26. to the Registrant’s Registration Statement on Form N-1A, filed on October 28, 2024.

(v) Amended and Restated Schedule A to the Third Amended and Restated Expense Limitation Agreement between Registrant and JOHCM (USA) Inc, dated November 1, 2024, incorporated by reference to Post-Effective Amendment No 26. to the Registrant’s Registration Statement on Form N-1A, filed on October 28, 2024.

(vi) Amended and Restated Supplemental Expense Limitation Agreement between Registrant and JOHCM (USA) Inc, dated February 1, 2024, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on January 26, 2024.

(vii) Fund of Funds Fee Waiver and Expense Limitation Agreement between the Registrant and JOHCM (USA) Inc (d/b/a Perpetual Americas Funds Services), dated June 13, 2024, incorporated by reference to Post-Effective Amendment No 26. to the Registrant’s Registration Statement on Form N-1A, filed on October 28, 2024.

(viii) Amended and Restated Shareholder Services, Recordkeeping and Sub-Transfer Agency Services Agreement between Registrant and JOHCM (USA) Inc, dated February 1, 2024, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on January 26, 2024.

(ix) Amended and Restated Schedule A to the Amended and Restated Institutional Class Shareholder Services, Recordkeeping, and Sub-Transfer Agency Services Agreement between Registrant and JOHCM (USA) Inc, dated March 28, 2024, incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, filed on May 14, 2024.

(x) Amended and Restated Administration and Compliance Services Agreement between Registrant and JOHCM (USA) Inc, dated February 1, 2024, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on January 26, 2024.

(xi) Amended and Restated Schedule A to the Amended and Restated Administration and Compliance Services Agreement between Registrant and JOHCM (USA) Inc, dated March 28, 2024, incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, filed on May 14, 2024.

(xii) Fund PFO/Treasurer Agreement between Registrant and Foreside Fund Officer Services, LLC, dated January 8, 2021, incorporated by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A, filed on January 28, 2022.

(xiii) Fifth Amendment to the Fund PFO/Treasurer Agreement between Registrant and Foreside Fund Officers, LLC, dated March 28, 2024, incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, filed on May 14, 2024.

(xiv) Fund of Funds Investment Agreement between Registrant and Fidelity Rutland Square Trust II, dated December 21, 2021, incorporated by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A, filed on January 28, 2022.

(xv) Amendment to Fund of Funds Investment Agreement between Registrant and Fidelity Rutland Square Trust II, dated February 1, 2024, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on January 26, 2024.

(xvi) Name Licensing Agreement between Registrant and Perpetual Americas Ltd., dated February 1, 2024, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on January 26, 2024.

(i)	(i) Legal Opinion and consent of Ropes & Gray LLP as to JOHCM Emerging Markets Opportunities Fund, JOHCM Global Select Fund, JOHCM International Select Fund, JOHCM International Small Cap Equity Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM International Opportunities Fund, JOHCM Global Income Builder Fund, and JOHCM Credit Income Fund, dated January 26, 2021, incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, filed on January 26, 2021.

(ii) Legal Opinion and consent of Ropes & Gray LLP as to Regnan Global Equity Impact Solutions, dated July 16, 2021, incorporated by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, filed on July 16, 2021.

(iii) Legal Opinion and consent of Ropes & Gray LLP as to TSW Emerging Markets Fund, TSW High Yield Bond Fund, and TSW Large Cap Value Fund, dated October 22, 2021, incorporated by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A, filed on October 22, 2021.

(iv) Legal Opinion and consent of Ropes & Gray LLP as to Regnan Sustainable Water and Waste Fund, dated February 27, 2023, incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on February 27, 2023.

(v) Legal Opinion and consent of Ropes & Gray LLP as to Trillium ESG Global Equity Fund and Trillium ESG Small/Mid Cap Fund, dated August 14, 2023, incorporated by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on August 14, 2023.

(vi) Legal Opinion and consent of Ropes & Gray LLP as to TSW Core Plus Bond Fund, dated May 14, 2024, incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, filed on May 14, 2024.

(vii) Legal Opinion and consent of Ropes & Gray LLP as to Barrow Hanley Concentrated Emerging Markets ESG Fund, Barrow Hanley Total Return Bond Fund, Barrow Hanley Credit Opportunities Fund, Barrow Hanley Floating Rate Fund, Barrow Hanley US Value Opportunities Fund, Barrow Hanley Emerging Markets Value Fund, and Barrow Hanley International Value Fund, dated May 15, 2024, incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, filed on May 15, 2024.

(j)	Other Opinions.

(i) Consent of independent registered public accounting firm to be filed by amendment.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)	(i) Amended and Restated Distribution and Servicing Plan Pursuant to Rule 12b-1, dated February 1, 2024, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on January 26, 2024.

(ii) Amended and Restated Schedule A to the Amended and Restated Distribution and Servicing Plan Pursuant to Rule 12b-1, dated March 28, 2024, incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, filed on May 14, 2024.

(n)	(i) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, dated February 1, 2024, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on January 26, 2024.

(ii) Amended and Restated Schedule A to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, dated March 28, 2024, incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, filed on May 14, 2024.

(o)	Powers of Attorney.

(i) Power of Attorney for Barbara A. McCann, Kevin J. McKenna, and Beth K. Werths, dated January 24, 2024, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on January 26, 2024.

(ii) Power of Attorney for Joseph P. Gennaco, dated January 24, 2024, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on January 26, 2024.

(iii) Power of Attorney for Jonathan Weitz, dated January 25, 2024, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, filed on January 26, 2024.

(iv) Power of Attorney for Troy Sheets, dated January 25, 2024, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, filed on January 26, 2024.

(v) Power of Attorney for Andrew Jolin, dated January 25, 2024, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on January 26, 2024.

(p)	Code of Ethics.

(i) Code of Ethics of the Registrant, incorporated by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A, filed on January 28, 2022.

(ii) Code of Ethics of ACA Foreside, incorporated by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on August 14, 2023.

(iii) Code of Ethics of JOHCM (USA) Inc, incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, filed on January 26, 2021.

(iv) Code of Ethics of TSW, incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, filed on May 14, 2024.

(v) Code of Ethics of Trillium, incorporated by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on August 14, 2023.

(vi) Code of Ethics of Barrow Hanley is filed herewith.

Item 29. Control Persons. Not applicable.

Item 30. Indemnification.

Reference is made to Article VIII, sections 1 through 3, of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), which is incorporated by reference herein. In addition, the Registrant maintains a trustees and officers liability insurance policy under which the Registrant and its trustees and officers are named insureds. Certain service providers to the Registrant also have contractually agreed to indemnify and hold harmless the trustees against liability arising in connection with the service provider’s performance of services under the relevant agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser.

JOHCM (USA) Inc, 1 Congress Street, Suite 3101, Boston, Massachusetts 02114, is registered as an investment adviser and is a wholly owned subsidiary of Perpetual Ltd. Additional information about JOHCM (USA) Inc and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-78083.

Barrow, Hanley, Mewhinney & Strauss, LLC, 2200 Ross Avenue, 31st Floor Dallas, TX 75201, is registered as an investment adviser and is a wholly owned subsidiary of Perpetual Ltd. Additional information about Barrow, Hanley, Mewhinney & Strauss, LLC and its officers and directors is incorporated by reference to the Statement of Additional Information filed herewith, and the Barrow Hanley Form ADV, file number 801-31237.

Thompson, Siegel & Walmsley LLC, 6641 W. Broad Street, Suite 600, Richmond, Virginia 23230, is registered as an investment adviser and is a wholly owned subsidiary of Perpetual Ltd. Additional information about Thompson, Siegel & Walmsley LLC and its officers and directors is incorporated by reference to the Statement of Additional Information filed herewith, and the TSW Form ADV, file number 801-6273.

Trillium Asset Management, LLC, 1 Congress Street, Suite 3103, Boston, Massachusetts 02114, is registered as an investment adviser and is a wholly owned subsidiary of Perpetual Ltd. Additional information about Trillium Asset Management, LLC and its officers and directors is incorporated by reference to the Statement of Additional Information filed herewith, and the Trillium Form ADV, file number 801-17958.

Except as set forth below, the directors and officers of the advisers, have been engaged during the last two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of JOHCM (USA) Inc, Barrow, Hanley, Mewhinney & Strauss, LLC, Thompson, Siegel & Walmsley LLC, Trillium Asset Management, LLC or certain of JOHCM (USA) Inc’s corporate affiliates. The business and other connections of the officers and directors of the advisers are listed in Schedules A and D of their Forms ADV as currently on file with the SEC, the text of which Schedules are hereby incorporated herein by reference.

Name and Title	Non-JOHCM (USA) Inc business, profession, vocation, or employment
N/A

Name and Title	Non- Barrow, Hanley, Mewhinney & Strauss, LLC business, profession, vocation, or employment
N/A

Name and Titles	Non- Thompson, Siegel & Walmsley LLC business, profession, vocation, or employment
N/A

Name and Title	Non-Trillium Asset Management, LLC business, profession, vocation, or employment
N/A

Item 32. Principal Underwriter

(a)	Not applicable.

(b)

The following are the Officers and Manager of Perpetual Americas Funds Distributors, LLC, formerly, JOHCM Funds Distributors, LLC (the “Distributor”). The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None

Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	None

Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)	Not applicable.

Item 33. Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1 Congress Street, Suite 3101, Boston, Massachusetts 02114, and/or by the Registrant’s administrator, transfer agent, fund accounting agent and custodian, The Northern Trust Company, 50 LaSalle St., Chicago, IL 60603; the Registrant’s investment subadvisers, Thompson, Siegel & Walmsley LLC, 6641 W. Broad Street, Suite 600 Richmond, Virginia 23230, Trillium Asset Management, LLC, 1 Congress Street, Suite 3101, Boston, Massachusetts 02114, and Barrow, Hanley, Mewhinney & Strauss, LLC, 2200 Ross Avenue, 31st Floor, Dallas, TX 75201; the Registrant’s compliance and financial control services service provider, Foreside Fund Officer Services, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101; the Registrant’s distributor, Perpetual Americas Funds Distributors, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101; the Registrant’s investment adviser, JOHCM (USA) Inc, 1 Congress Street, Suite 3101, Boston, Massachusetts 02114, and J O Hambro Capital Management Limited, Ryder Court, Ground Floor, 14 Ryder Street, London SW1Y 6QB, United Kingdom for certain records.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None.

NOTICE

A copy of the Second Amended and Restated Agreement and Declaration of Trust of Perpetual Americas Funds Trust, together with all amendments thereto, is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trust by an officer or Trustee of the Trust in his or her capacity as an officer or Trustee of the Trust and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or officers of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 27th day of November, 2024.

Perpetual Americas Funds Trust

By:	/s/ Jonathan Weitz
Name:	Jonathan Weitz
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Jonathan Weitz Jonathan Weitz	President and Chief Executive Officer	November 27, 2024

/s/ Troy Sheets Troy Sheets*	Treasurer, Chief Financial Officer, and Principal Accounting Officer	November 27, 2024

/s/ Joseph P. Gennaco Joseph P. Gennaco*	Trustee	November 27, 2024

/s/ Barbara A. McCann Barbara A. McCann*	Trustee	November 27, 2024

/s/ Kevin J. McKenna Kevin J. McKenna*	Trustee	November 27, 2024

/s/ Beth K. Werths Beth K. Werths*	Trustee	November 27, 2024

*By:	/s/ Jonathan Weitz
Jonathan Weitz, as Attorney-in-Fact
Date: November 27, 2024

Exhibit Index

Exhibit	(p)(vi)	Code of Ethics of Barrow Hanley